As filed with Securities and Exchange Commission on April 28, 2020.
File Nos. 333-137942
811-03240

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 27	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 271	[X]
(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of Registrant)
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(Name of Depositor)
2929 Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (713) 831-3150
Johnpaul S. Van Maele
The Variable Annuity Life Insurance Company
2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on April 30, 2020 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts.

The Variable Annuity Life Insurance Company Separate Account A
Cross Reference Sheet
Part A — Prospectus
Item Number in Form N-4		Caption
1.	Cover Page	Cover Page
2.	Definitions	Glossary of Terms
3.	Synopsis	Fee Tables; Highlights
4.	Condensed Financial Information	Fee Tables; Selected Purchase Unit Data
5.	General Description of Registrant, Depositor and Portfolio Companies	General Information; Fixed and Variable Account Option(s)
6.	Deductions	Fee Tables; Fees and Charges
7.	General Description of Variable Annuity Contracts	Highlights; General Information; Purchase Period; Transfers Between Investment Options; Other Contract Features
8.	Annuity Period	Payout Period
9.	Death Benefit	Death Benefits
10.	Purchases and Contract Value	Purchase Period; Surrender of Account Value
11.	Redemptions	Surrender of Account Value
12.	Taxes	Federal Tax Matters
13.	Legal Proceedings	Legal Proceedings
14.	Table of Contents of Statement of Additional Information	Table of Contents of Statement of Additional Information

Part B — Statement of Additional Information
Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a “P” are made by reference to the captions in the Prospectus.
Item Number in Form N-4		Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	General Information (P); Fixed and Variable Account Option(s) (P)
18.	Services	General Information (P); Experts
19.	Purchase of Securities Being Offered	Purchase Period (P)
20.	Underwriters	Distribution of Variable Annuity Contracts; General Information (P)
21.	Calculation of Performance Data	Not Applicable
22.	Annuity Payments	Payout Period (P); Purchase Unit Value; Payout Payments
23.	Financial Statements	General Information (P); Experts
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

The Variable Annuity Life Insurance Company

Separate Account A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.00 to 12.00	April 30, 2020

Prospectus

The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as “Portfolio Director” in this prospectus), comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated April 30, 2020, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information (“SAI”) is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is available along with other related materials at the SEC’s internet web site (http://www.sec.gov).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for variable account options available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from VALIC electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

 You may elect to receive all future reports in paper free of charge. You can inform VALIC that you wish to continue receiving paper copies of your shareholder reports by contacting 1-800-448-2542. Your election to receive reports in paper will apply to all variable account options available under your Contract.

Investment in the Contracts is subject to risk that may cause the value of the Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments. The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options

VALIC Company I Funds

Asset Allocation Fund

Blue Chip Growth Fund

Capital Conservation Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

Value Fund

VALIC Company II Funds

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Large Cap Value Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

2

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.

Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.

Assumed Investment Rate —The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.

Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time (“Market Close”). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

Code — the Internal Revenue Code of 1986, as amended.

Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Guided Portfolio AdvantageSM /Guided Portfolio Services® (“GPA” and “GPS”, respectively) — are financial advice services offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan.

Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.

Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

Participant Year — a 12 month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.

Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.

Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also may be called the “Annuity Period.”

Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the “Accumulation Period.”

Purchase Unit — a unit of interest owned by you in your Variable Account Option.

Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.

VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.

3

Fee Tables

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)	5.00%
Maximum Loan Application Fee (per loan)	$75
State Premium Taxes (as a percentage of the amount annuitized) (2)	0-3.5%

The following table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Annual Separate Account Charges

Annual Variable Account Option Maintenance Charge ($3.75/quarter, annualized) (3)			$15

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (34 Funds)	1.00	—	1.00
VALIC Company II Funds (6) (15 Funds)	1.00	(0.25)	0.75
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	1.25	(0.25)	1.00
Ariel Appreciation Fund (Investor Shares)	1.25	(0.25)	1.00
Ariel Fund (Investor Shares)	1.25	(0.25)	1.00
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	1.25	(0.25)	1.00
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	1.25	(0.25)	1.00
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	1.25	—	1.25
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	1.25	(0.25)	1.00
Vanguard Long-Term Treasury Fund (Investor Shares)	1.25	(0.25)	1.00
Vanguard Wellington Fund (Investor Shares)	1.25	—	1.25
Vanguard Windsor II Fund (Investor Shares)	1.25	—	1.25

Optional IncomeLOCK Plus Fee

If you elected this optional Living Benefit feature, the fee for IncomeLOCK Plus is calculated as a percentage of the Benefit Base.(7)

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate (8)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

Total Annual Fund Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail about each Funds’ fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum (9)	Maximum (10)
(Expenses that are deducted from Fund assets, including management fees, other expenses, distribution and service (including any 12b-1) fees, if applicable)	0.12%	1.27%

4

Footnotes to the Fee Tables

(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(2) If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Payout Period. See “Premium Tax Charge” section and “Appendix C — State Contract Variability.”

(3) Reductions in the account maintenance charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I and VALIC Company II Funds available as Variable Account Options.

(7) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B.”

(8) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. For the formula to calculate the fee, see “Appendix B.”

Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	2.20%	+/-0.25%
Two Covered Persons	0.60%	2.70%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

In accordance with the investment requirements associated with the election of a Living Benefit, you may, but are not required to, invest a portion of your assets in the Dynamic Allocation Fund. The Dynamic Allocation Fund utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the equity market is in a prolonged state of higher volatility, your Fee Rate may be increased due to VIX indexing and the Dynamic Allocation Fund may decrease its exposure to equity markets, thereby potentially reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets compromising the Benefit Base. Conversely, when the equity market is in a prolonged state of lower volatility, your Fee Rate may be decreased and the Dynamic Allocation Fund may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

(9) The Fund with the lowest total annual fund operating expenses is the Vanguard LifeStrategy Conservative Growth Fund. However, the Vanguard Long-Term Treasury Fund Variable Account Option has the lowest combined expenses, which includes the net Separate Account Charges and total fund annual fund operating expenses (1.00% and 0.20%, respectively).

(10) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund. The Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses exceed 1.15% of the Fund’s average daily net assets. Unless the adviser continues the expense limit/fee waiver agreement, the agreement will terminate on or after February 28, 2021. The agreement cannot be or amended to increase the expense limits without the approval of the Fund’s board of trustees. See the Fund’s prospectus for additional information regarding the contractual expense limitation.

5

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes you invest in the Variable Account Option with the maximum total fund expenses (1.27%) and Separate Account Charges (1.00%) for total combined expenses of 2.27% (Invesco Balanced-Risk Commodity Strategy Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$707	$1,239	$1,787	$2,741

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$245	$753	$1,287	$2,741

The second set of examples assumes you invest in the Variable Account Option with the minimum total fund expenses (0.20%) and Separate Account Charges (1.00%) for total combined expenses of 1.20% (Vanguard Long-Term Treasury Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$604	$925	$1,233	$1,599

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$137	$425	$733	$1,599

The third set of examples is applicable if you previously elected the IncomeLOCK Plus feature and assumes you invest in the Variable Account Option with the maximum total fund expenses (1.27%) and Separate Account Charges (1.00%) for total combined expenses of 2.27% (Invesco Balanced-Risk Commodity Strategy Fund), and election of the IncomeLOCK Plus feature for Two Covered Persons (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$835	$1,982	$3,000	$5,090

(2) If you annuitize your Contract or you do not surrender your Contract (the IncomeLOCK Plus feature terminates at annuitization):

1 Year	3 Years	5 Years	10 Years
$379	$1,533	$2,553	$5,090

Note: These examples should not be considered representative of past or future expenses for any Variable Account Option or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

For Purchase Unit data for each of the Variable Account Options offered by this prospectus, which includes annual beginning and ending unit values and the number of units outstanding at the end of each period, see “Appendix A — Selected Purchase Unit Data.”

6

Highlights

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements:    Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Code limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the “Purchase Period.”

Right to Cancel:    You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See “Other Contract Features.”

Expenses:    There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct Separate Account Charges of up to 1.25% annually of the average daily value of your Contract allocated to the Variable Account Options. See the “Fee Tables” and “Fees and Charges.”

Living Benefits:    A Living Benefit is a guaranteed minimum withdrawal benefit and is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. Living Benefits (IncomeLOCK +6, IncomeLOCK +8 and IncomeLOCK) are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Federal Tax Information:    Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see “Federal Tax Matters.”

Surrender Charges:    Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled “Fees and Charges — Surrender Charge.” When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months. See the above mentioned section for exceptions to this procedure.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money:    You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See “Surrender of Account Value” and “Federal Tax Matters.”

7

Loans:    Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (“IRAs”), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid). If you elected IncomeLOCK Plus, see Appendix B for limitations on your ability to take loans.

Transfers:    There is no charge to transfer the money in your account among Portfolio Director’s investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC’s toll-free transfer service at 1-800-448-2542. For more information on account transfers, see “Transfers Between Investment Options.”

Income Options:    When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See “Payout Period.”

Death Benefits:    Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The death benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Note that the death benefit provisions may vary from state to state. See “Death Benefits.”

Inquiries:    If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.

All material state variations are described in Appendix C.

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract, and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array

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of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, SunAmerica Financial Group, Inc., formerly American General Corporation (“SAFG”), a holding company and VALIC’s indirect parent company, was acquired by American International Group, Inc., a Delaware corporation (“AIG”). As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).

VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the

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Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC’s, and AIG and SAFG have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

As of the date of this prospectus, the principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.

VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.

VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).

For more information about how your financial professional may be compensated, please contact your financial professional.

In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.

VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.

VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.

These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.

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Administration of the Contracts

VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests.

Business Disruption and Cyber Security Risks.    We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your Contract and personal information due to cyber-attacks or information security breaches in the future.

Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other Contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.

Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.

Fixed Account Options	Investment Objective
Fixed Account Plus	This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

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Fixed Account Options	Investment Objective

Short-Term Fixed Account	This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)	This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.

Variable Account Options

The Contracts enable you to participate in Divisions that represent the Variable Account Options shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B below.

Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Code requirements concerning investor control. Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I and II.

The Variable Account Options shown below are grouped by asset class (e.g., domestic large-cap equity, small-cap equity, fixed income, and others). We also identify each Fund’s investment adviser and, if applicable, investment sub-adviser. See the separate Fund prospectuses for more detailed information on each Fund’s management fees and total expenses, investment objective, strategies and risks, as well as a history of any changes to a Fund’s investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.valic.com.

Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.

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Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides information about the importance of diversification online at www.dol.gov/ebsa/investing.html.

SunAmerica Asset Management, LLC (“SunAmerica”) is affiliated with the adviser, VALIC, due to common ownership.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser
Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Large Cap Value Fund	Adviser: VALIC Sub-Advisers: BNY Mellon Asset Management North America Corporation and Janus Capital Management LLC (“Janus”) Sub-Sub-Adviser: Perkins Investment Management LLC, an affiliate of Janus

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Core Equity Fund	Adviser: VALIC Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)	Systematic Core Fund *	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	Systematic Value Fund**	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund***	Adviser: VALIC Sub-Adviser: SunAmerica

Large Cap Core Fund	Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisors, LLC (“Columbia Management”)	Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; Sanders Capital, LLC; and The Vanguard Group, Inc. (“Vanguard”)

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus and Allianz Global Investors U.S., LLC (“Allianz”)

Mid Cap Growth Fund	Adviser: VALIC Sub-Adviser: Wellington Management	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

*	Formerly the Growth & Income Fund (Sub-Adviser J.P. Morgan Investment Management Inc.). It is expected that the changes will be effective on or about April 27, 2020.
**	Effective October 1, 2019, the VALIC Company I Broad Cap Value Income Fund changed its name to the Systematic Value Fund.
***	Effective June 4, 2019, the VALIC Company II Socially Responsible Fund changed its name to the U.S. Socially Responsible Fund.

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Small-Mid Growth Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Aggressive Growth Fund	Adviser: VALIC Sub-Adviser: Victory Capital Management Inc.	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

Small Cap Fund	Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. (“JPMIM”), T. Rowe Price and Bridgeway Capital Management, LLC	Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Templeton Investment Counsel, LLC	International Socially Responsible Fund*	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) and Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco
Health Sciences Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price	Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

*	Effective June 4, 2019, the VALIC Company I Global Social Awareness Fund changed its name to the International Socially Responsible Fund.

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund

The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is Vanguard.

T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund
T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

Fixed Income Asset Class

Capital Conservation Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: PineBridge

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Strategic Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market II Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Treasury Fund	Adviser: Vanguard

High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management

The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

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A detailed description of the fees and investment objective, strategies, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available online at www.valic.com.

Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	-0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, we will promptly:

•

Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or

•

Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or

•	Reject the application and return the Purchase Payment.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments.    If we do not have your name, address or Social Security Number (“SSN”), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account.    At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or

Starter Account.    If we have your name, address and SSN, but we do not have an agreement with your employer for employer directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.

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When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

Value of Your Fixed Account Options*
=	(equals) All Purchase Payments made to the Fixed Account Options
+	(plus) Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus) All interest earned
–	(minus) Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*	This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next

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Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Government Money Market I or II Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Government Money Market I or II Fund, will lose value.

Premium Enhancement Credit

From time to time, VALIC may offer a premium enhancement credit (“Premium Enhancement”) to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant’s Eligible Deposits to the account.

Eligibility Criteria

Participants.    An “Eligible Participant” is any Participant establishing a new Portfolio Director account in the nonqualified or IRA markets that is subject to a full Contract surrender charge.

Rollover Deposits.    A Premium Enhancement may be paid following the receipt and crediting of an initial Purchase Payment that is rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program (“Eligible Deposit”) on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period from the date of the initial Purchase Payment in order to meet any minimum requirement. An Eligible Deposit does not include a Purchase Payment made after 90 days from the initial Purchase Payment; a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts.    This program is available only to Portfolio Director accounts in the nonqualified and IRA markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract.

Important Information Applicable to the Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an “Eligible Purchase Payment” for the Living Benefits; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as “earnings” for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract’s free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial professional is affiliated. Check with your financial professional for availability and any other restrictions.

Stopping Purchase Payments

You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.

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Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.valic.com.

During the Purchase Period — Policy Against Market Timing and Frequent Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund, and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

•	Plan-level or employer-initiated transactions;

•	Purchase transactions involving transfers of assets or rollovers;

•	Retirement plan contributions, loans, and distributions (including hardship withdrawals);

•	Roth IRA conversions or IRA recharacterizations;

•	Systematic purchases or redemptions; or

•	Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time	If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.

Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

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(1)	Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)	VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)	The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)	The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

•	The date of receipt, if received in our Home Office before Market Close; otherwise,

•	The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract’s investment options subject to the following limitations:

Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A

Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:

•	Account Maintenance Charge

•	Surrender Charge

•	Premium Tax Charge

•	Separate Account Charges

•	Market Value Adjustment

•	Other Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.

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Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out. See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.

Amount of Surrender Charge

A surrender charge will be the lesser of:

•	Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

•	Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See “Federal Tax Matters” for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

•	To money applied to provide a Payout Option;

•	To death benefits;

•	If no Purchase Payments have been received during the 60 months prior to the date of surrender;

•	If your account has been in effect for 15 years or longer;

•	If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

•	To “No Charge Systematic Withdrawals”;

•	Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

•

If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or

•	If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

•

For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out

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basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.

Separate Account Charges

The Separate Account Charges for each Variable Account Option are shown in the Fee Tables of this prospectus. The maximum charges range from 1.00% to 1.25% depending on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The current (net) charges range from 0.75% to 1.25%. The charge is deducted daily from the net assets.

These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

•	The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

•	The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

•	Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

•	The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

•	The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce surrender charges:

•	The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

•	The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

•	The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce the Separate Account charges:

•	The frequency of Purchase Payments for your retirement program.

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•	The size of your retirement program.

•	The amount of your retirement program’s periodic Purchase Payment.

•	The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We may also receive what is referred to as “12b-1 fees” from some of the Funds themselves. In addition, we may receive non-12b-1 service fees from certain funds. These fees are designed to help pay for our direct and indirect distribution costs. The 12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

We may use these 12b-1 and non-12b-1 service fees or a portion of the recordkeeping fees to directly reduce the maximum Separate Account Charges. The current Net Separate Account Charges of each Variable Account Option are reflected in the Fee Tables and range from 0.75% to 1.25%. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants. The maximum Separate Account Charges are guaranteed and may not be increased for the life of your Contract.

Market Value Adjustment (“MVA”)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Other Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.

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Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

•	Type and duration of payout option chosen;

•	Your age or your age and the age of your survivor (1);

•	Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

•	The portion of your Account Value being applied; and

•	The payout rate being applied and the frequency of the payments.

(1)	This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

•	From your existing Variable Account Options (payments will vary); with a

•	Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC

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by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

•

The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.

•

The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.

•

Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

•

In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

•

Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.

•

All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

•	The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1.	Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2.	Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3.	Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.

4.	Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.

5.	Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.

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Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.

Surrender of Account Value

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

•	allowed under federal and state law; and

•	allowed under your employer’s plan.

For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.

For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.

VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)	Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of

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your Purchase Payments received by us. The surrender value in a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

•	death benefits; and

•	certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option. Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

•	Payments to be made to you; and

•	Payment over a stated period of time, but not less than five years; and

•	Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on RMD’s if the withdrawal:

•	Is made payable to you; and

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•	Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.

Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable.

Beneficiary Information

The Beneficiary may receive death benefits:

•	In a lump sum;

•	In the form of an annuity under any of the Payout Options;

•	In partial payments over the Beneficiary’s life expectancy (where permitted); or

•	In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.

Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

Special Information for Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

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Death Benefit Before Age of 70

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:    Determine your Fixed Account Option Value by taking the greater of:

Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option

Step 2:    Determine your Variable Account Option Value by taking the greater of:

Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract

Step 3:    Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

This value may be adjusted if the total amount of any death benefit exceeds the Account Value.

Death Benefit On or After Age 70

The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Adjusted Purchase Payment Amount

The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

A.	100% of Purchase Payments
-	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).

Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the

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payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.

•	If the life only option or joint and survivor life option was chosen, there will be no death benefit.

•

If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

1.	Receive the present value of any remaining payments in a lump sum; or

2.	Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

3.	Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.

Other Contract Features

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

•	The Contract Owner (except for an individual nonqualified Contract);

•	The Participant; and

•	The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation — The “Free Look” Period

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the

Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. As noted previously, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract’s free look period. See the “Purchase Period — Premium Enhancement” section for more information. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer

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available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer’s Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.

Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.

Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be

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interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

•	Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

•	Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);

•	Section 408(b) traditional IRAs;

•	Section 408A Roth IRAs;

•	Section 457 deferred compensation plans of governmental and tax-exempt employers;

•	Section 408(k) SEPs and SARSEPs; and

•	Section 408(p) SIMPLE retirement accounts.

Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to

32

income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.

On March 30, 2010, the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.

In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:

•	Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

•	Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 1/2); and

•	Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020.

Some provisions in the Act are subject to the terms of an employer’s retirement plan.

33

It is the understanding of VALIC, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

34

Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are available on the SEC’s web site (http://www.sec.gov). You may request a free copy of the SAI, which includes the financial statements, by contacting our Annuity Service Center at 1-800-448-2542 or by mail at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. We encourage both existing and prospective contract owners to read and understand the financial statements.

35

Appendix A — Selected Purchase Unit Data

Purchase units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.*

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
VALIC Company I
Asset Allocation Fund (Division 5)	2019	7.931	9.055	8,853,884
	2018	8.805	7.931	9,432,770
	2017	7.853	8.805	9,912,600
	2016	7.391	7.853	10,485,387
	2015	7.500	7.391	11,229,279
	2014	7.190	7.500	11,464,518
	2013	6.262	7.190	11,432,199
	2012	5.582	6.262	11,341,787
	2011	5.586	5.582	10,743,259
	2010	4.925	5.586	21,847,662
Blue Chip Growth Fund (Division 72)	2019	2.547	3.274	199,083,807
	2018	2.523	2.547	209,102,766
	2017	1.871	2.523	213,205,602
	2016	1.873	1.871	234,887,542
	2015	1.704	1.873	249,325,806
	2014	1.577	1.704	255,293,080
	2013	1.128	1.577	274,949,669
	2012	0.965	1.128	290,732,124
	2011	0.960	0.965	292,547,139
	2010	0.835	0.960	303,937,553
Capital Conservation Fund (Division 7)	2019	3.718	4.033	24,079,279
	2018	3.797	3.718	27,123,774
	2017	3.705	3.797	26,438,035
	2016	3.659	3.705	25,066,756
	2015	3.688	3.659	26,925,896
	2014	3.515	3.688	28,654,292
	2013	3.637	3.515	28,296,085
	2012	3.463	3.637	35,290,472
	2011	3.274	3.463	29,728,225
	2010	3.067	3.274	33,209,360
Core Equity Fund (Division 15)	2019	4.043	5.145	39,666,693
	2018	4.380	4.043	44,027,614
	2017	3.655	4.380	48,506,718
	2016	3.275	3.655	53,159,438
	2015	3.370	3.275	59,276,410
	2014	3.052	3.370	65,322,905
	2013	2.286	3.052	71,971,776
	2012	2.022	2.286	78,896,796
	2011	2.052	2.022	86,784,230
	2010	1.837	2.052	94,436,980
Dividend Value Fund (Division 21)	2019	3.175	3.882	181,269,527
	2018	3.524	3.175	169,239,656
	2017	3.014	3.524	182,217,087
	2016	2.609	3.014	195,018,399
	2015	2.652	2.609	175,738,943
	2014	2.453	2.652	208,754,524
	2013	1.905	2.453	186,304,389
	2012	1.709	1.905	163,254,122
	2011	1.596	1.709	101,063,866
	2010	1.413	1.596	68,862,420
Dynamic Allocation Fund (Division 103)	2019	1.288	1.535	112,436,456
	2018	1.398	1.288	144,273,292
	2017	1.175	1.398	164,520,988
	2016	1.132	1.175	183,719,330
	2015	1.198	1.132	200,438,926
	2014	1.161	1.198	207,495,613
	2013	0.998	1.161	157,565,861
	2012	—	0.998	1,278
Emerging Economies Fund (Division 87)	2019	0.943	1.123	508,613,732
	2018	1.180	0.943	518,337,334
	2017	0.844	1.180	566,414,809
	2016	0.765	0.844	588,962,730
	2015	0.904	0.765	514,456,202
	2014	0.967	0.904	524,801,471
	2013	1.004	0.967	461,831,807
	2012	0.853	1.004	448,359,082
	2011	0.991	0.853	183,542,976
	2010	0.900	0.991	190,097,376
Global Real Estate Fund (Division 101)	2019	1.401	1.727	188,373,325
	2018	1.505	1.401	176,427,547
	2017	1.336	1.505	172,100,568
	2016	1.319	1.336	210,495,647
	2015	1.332	1.319	238,892,974
	2014	1.201	1.332	267,978,180
	2013	1.160	1.201	216,238,726
	2012	0.894	1.160	241,543,325
	2011	0.982	0.894	232,943,420
	2010	0.839	0.982	213,011,694
Global Strategy Fund (Division 88)	2019	1.922	2.091	120,048,469
	2018	2.117	1.922	133,377,446
	2017	1.883	2.117	145,920,891
	2016	1.806	1.883	163,523,909
	2015	1.915	1.806	183,895,415
	2014	1.900	1.915	195,648,003
	2013	1.615	1.900	207,385,139
	2012	1.365	1.615	211,834,246
	2011	1.410	1.365	257,082,832
	2010	1.275	1.410	273,106,060
Government Money Market I Fund (Division 6)	2019	1.981	1.994	110,997,629
	2018	1.975	1.981	123,856,624
	2017	1.987	1.975	114,481,329
	2016	2.007	1.987	123,629,671
	2015	2.027	2.007	119,987,728
	2014	2.047	2.027	123,650,875
	2013	2.067	2.047	130,251,067
	2012	2.088	2.067	134,317,148
	2011	2.109	2.088	141,509,055
	2010	2.129	2.109	139,892,360

*	The 2011 data for the Invesco Balanced-Risk Commodity Strategy Fund begins on November 1, 2011, the date this Division was added to Portfolio Director. On March 23, 2012, the Lou Holland Growth Fund was merged into American Beacon Holland Large Cap Growth Fund. The data for 2011 and prior periods for the American Beacon Holland Large Cap Growth Fund (later referred to as the American Beacon Bridgeway Large Cap Growth II Fund) reflects the data for the Lou Holland Growth Fund. The 2012 data for the Dynamic Allocation Fund begins on December 26, 2012, the date this Division was added to Portfolio Director. While the T. Rowe Price Retirement Funds were added as Divisions on December 17, 2014, investments in the Divisions did not occur until 2015. On December 15, 2017, the American Beacon Bridgeway Large Cap Growth II Fund (formerly, the American Beacon Holland Large Cap Growth Fund) (“replaced option”) merged with and into the American Beacon Bridgeway Large Cap Growth Fund (“surviving option”). The surviving option, American Beacon Bridgeway Large Cap Growth Fund, was added as a Variable Account Option in your prospectus on such date.

A-1

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Government Securities Fund (Division 8)	2019	3.575	3.770	16,580,523
	2018	3.593	3.575	16,988,120
	2017	3.556	3.593	16,892,412
	2016	3.549	3.556	19,501,841
	2015	3.555	3.549	19,113,755
	2014	3.403	3.555	20,195,666
	2013	3.589	3.403	23,054,983
	2012	3.496	3.589	22,678,354
	2011	3.216	3.496	22,839,524
	2010	3.125	3.216	28,341,239
Growth Fund (Division 78)	2019	2.220	2.899	344,039,864
	2018	2.307	2.220	389,292,769
	2017	1.789	2.307	412,269,328
	2016	1.724	1.789	388,095,512
	2015	1.689	1.724	458,010,324
	2014	1.541	1.689	464,072,864
	2013	1.187	1.541	481,182,962
	2012	1.044	1.187	528,155,797
	2011	1.016	1.044	529,636,867
	2010	0.906	1.061	551,249,645
Health Sciences Fund (Division 73)	2019	5.095	6.500	102,864,159
	2018	5.098	5.095	112,982,924
	2017	4.033	5.098	120,429,800
	2016	4.551	4.033	135,578,620
	2015	4.081	4.551	163,117,194
	2014	3.133	4.081	146,889,576
	2013	2.095	3.133	136,545,423
	2012	1.606	2.095	119,014,862
	2011	1.469	1.606	103,364,423
	2010	1.281	1.469	98,078,111
Inflation Protected Fund (Division 77)	2019	1.288	1.385	344,572,748
	2018	1.330	1.288	381,331,745
	2017	1.281	1.330	312,352,863
	2016	1.247	1.281	281,898,871
	2015	1.299	1.247	308,672,313
	2014	1.274	1.299	299,760,024
	2013	1.383	1.274	277,565,988
	2012	1.293	1.383	258,308,256
	2011	1.186	1.293	220,201,675
	2010	1.098	1.186	177,023,759
International Equities Index Fund (Division 11)	2019	1.888	2.267	384,174,297
	2018	2.211	1.888	371,444,185
	2017	1.795	2.211	506,101,313
	2016	1.791	1.795	394,166,789
	2015	1.827	1.791	396,429,084
	2014	1.952	1.827	386,208,304
	2013	1.657	1.952	422,010,815
	2012	1.430	1.657	400,470,192
	2011	1.662	1.430	454,616,647
	2010	1.548	1.662	446,458,741
International Government Bond Fund (Division 13)	2019	3.058	3.292	24,534,961
	2018	3.188	3.058	31,861,851
	2017	2.979	3.188	46,965,550
	2016	2.901	2.979	52,375,313
	2015	3.031	2.901	41,460,619
	2014	3.020	3.031	45,268,931
	2013	3.232	3.020	46,400,845
	2012	3.005	3.232	42,794,823
	2011	2.905	3.005	52,050,637
	2010	2.714	2.905	42,388,762
International Growth Fund (Division 20)	2019	3.004	3.945	78,869,364
	2018	3.302	3.004	84,602,741
	2017	2.613	3.302	87,409,448
	2016	2.714	2.613	94,896,359
	2015	2.755	2.714	105,372,533
	2014	2.882	2.755	117,367,804
	2013	2.411	2.882	129,867,358
	2012	2.026	2.411	145,325,269
	2011	2.269	2.026	150,087,437
	2010	2.036	2.269	165,141,915
International Socially Responsible Fund (Division 12)	2019	6.439	8.031	30,433,876
	2018	7.104	6.439	32,097,800
	2017	5.847	7.104	36,088,652
	2016	5.522	5.847	38,124,466
	2015	5.596	5.522	38,399,751
	2014	5.235	5.596	42,855,429
	2013	4.103	5.235	46,143,368
	2012	3.533	4.103	42,760,926
	2011	3.804	3.533	44,012,539
	2010	3.423	3.804	52,474,118
International Value Fund (Division 89)	2019	1.218	1.404	371,642,626
	2018	1.497	1.218	398,968,875
	2017	1.293	1.497	437,310,515
	2016	1.165	1.293	461,800,327
	2015	1.269	1.165	502,945,232
	2014	1.451	1.269	529,897,500
	2013	1.161	1.451	533,756,939
	2012	0.987	1.161	579,481,027
	2011	1.147	0.987	642,061,277
	2010	1.076	1.147	638,574,514
Large Cap Core Fund (Division 76)	2019	2.573	3.377	36,256,439
	2018	2.848	2.573	39,853,978
	2017	2.368	2.848	44,924,193
	2016	2.202	2.368	47,849,230
	2015	2.159	2.202	55,708,727
	2014	1.925	2.159	59,109,794
	2013	1.429	1.925	61,886,026
	2012	1.217	1.429	63,753,636
	2011	1.242	1.217	65,336,534
	2010	1.074	1.242	60,235,969
Large Capital Growth Fund (Division 79)	2019	2.249	3.116	131,798,956
	2018	2.256	2.249	139,124,043
	2017	1.772	2.256	151,262,122
	2016	1.686	1.772	163,329,304
	2015	1.704	1.686	176,905,029
	2014	1.544	1.704	191,046,750
	2013	1.185	1.544	206,576,744
	2012	1.065	1.185	227,063,833
	2011	1.146	1.065	247,157,945
	2010	1.002	1.146	266,574,438
Mid Cap Index Fund (Division 4)	2019	21.607	26.892	84,986,719
	2018	24.643	21.607	92,980,621
	2017	21.474	24.643	98,129,612
	2016	17.981	21.474	106,216,675
	2015	18.627	17.981	111,598,951
	2014	17.196	18.627	118,008,435
	2013	13.048	17.196	125,006,956
	2012	11.215	13.048	131,802,264
	2011	11.559	11.215	139,014,512
	2010	9.248	11.559	167,554,750

A-2

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Mid Cap Strategic Growth Fund (Division 83)	2019	2.464	3.361	73,048,596
	2018	2.613	2.464	76,248,208
	2017	2.090	2.613	79,665,280
	2016	1.924	2.090	86,153,727
	2015	1.996	1.924	95,511,744
	2014	1.953	1.996	105,067,767
	2013	1.423	1.953	115,522,045
	2012	1.316	1.423	128,070,724
	2011	1.426	1.316	145,399,643
	2010	1.141	1.426	162,820,951
Nasdaq-100® Index Fund (Division 46)	2019	1.694	2.326	187,353,073
	2018	1.722	1.694	192,334,809
	2017	1.315	1.722	192,928,000
	2016	1.244	1.315	185,888,804
	2015	1.151	1.244	189,969,327
	2014	0.979	1.151	181,413,144
	2013	0.726	0.979	168,103,592
	2012	0.622	0.726	172,385,275
	2011	0.610	0.622	147,793,034
	2010	0.515	0.610	152,993,906
Science & Technology Fund (Division 17)	2019	7.285	10.059	111,098,915
	2018	7.469	7.285	119,481,520
	2017	5.338	7.469	126,278,517
	2016	5.024	5.338	131,172,929
	2015	4.704	5.024	141,264,036
	2014	4.152	4.704	152,393,259
	2013	2.943	4.152	162,421,469
	2012	2.651	2.943	178,461,643
	2011	2.848	2.651	198,738,067
	2010	2.356	2.848	221,693,654
Small Cap Aggressive Growth Fund (Division 86)	2019	2.664	3.656	36,674,429
	2018	2.937	2.664	38,602,368
	2017	2.151	2.937	35,716,728
	2016	2.135	2.151	37,341,453
	2015	2.124	2.135	41,832,812
	2014	1.952	2.124	38,029,319
	2013	1.317	1.952	43,227,734
	2012	1.156	1.317	43,036,493
	2011	1.300	1.156	46,417,390
	2010	1.028	1.300	52,542,913
Small Cap Fund (Division 18)	2019	5.110	6.549	37,693,560
	2018	5.598	5.110	42,009,849
	2017	4.929	5.598	46,776,607
	2016	4.318	4.929	51,882,660
	2015	4.580	4.318	57,724,906
	2014	4.448	4.580	64,145,272
	2013	3.200	4.448	71,381,164
	2012	2.790	3.200	78,544,274
	2011	2.839	2.790	87,744,409
	2010	2.214	2.839	95,934,679
Small Cap Index Fund (Division 14)	2019	6.843	8.478	91,289,549
	2018	7.786	6.843	107,302,975
	2017	6.875	7.786	103,880,682
	2016	5.731	6.875	112,356,933
	2015	6.060	5.731	115,279,719
	2014	5.842	6.060	123,361,844
	2013	4.256	5.842	130,375,004
	2012	3.704	4.256	136,984,141
	2011	3.910	3.704	150,299,747
	2010	3.121	3.910	178,158,043
Small Cap Special Values Fund (Division 84)	2019	1.842	2.346	64,897,196
	2018	2.155	1.842	71,950,621
	2017	1.956	2.155	81,797,627
	2016	1.522	1.956	96,731,540
	2015	1.605	1.522	93,183,086
	2014	1.515	1.605	101,453,298
	2013	1.101	1.515	109,818,977
	2012	0.972	1.101	123,878,008
	2011	1.033	0.972	135,244,030
	2010	0.858	1.033	149,043,435
Small-Mid Growth Fund (Division 85)	2019	1.874	2.559	37,600,459
	2018	1.999	1.874	40,474,575
	2017	1.580	1.999	43,659,111
	2016	1.593	1.580	47,269,477
	2015	1.619	1.593	58,574,211
	2014	1.472	1.619	55,536,044
	2013	1.104	1.472	65,725,306
	2012	0.999	1.104	69,751,171
	2011	1.055	0.999	73,777,559
	2010	0.844	1.055	80,819,723
Stock Index Fund (Division 10)	2019	10.894	14.140	231,318,004
	2018	11.549	10.894	263,771,333
	2017	9.608	11.549	284,293,923
	2016	8.696	9.608	291,165,076
	2015	8.692	8.696	309,489,081
	2014	7.750	8.692	336,587,419
	2013	5.934	7.750	356,180,679
	2012	5.186	5.934	375,264,648
	2011	5.144	5.186	398,646,448
	2010	4.530	5.144	480,739,224
Systematic Core Fund (Division 16)	2019	4.264	5.515	18,620,980
	2018	4.572	4.264	20,202,104
	2017	3.814	4.572	21,697,261
	2016	3.463	3.814	22,529,695
	2015	3.502	3.463	24,899,000
	2014	3.099	3.502	26,151,817
	2013	2.359	3.099	26,563,614
	2012	2.102	2.359	27,951,197
	2011	2.220	2.102	29,538,389
	2010	1.997	2.220	31,055,345
Systematic Value Fund (Division 75)	2019	1.955	2.395	15,085,134
	2018	2.229	1.955	16,661,659
	2017	1.905	2.229	18,201,380
	2016	1.690	1.905	19,267,145
	2015	1.730	1.690	21,381,397
	2014	1.625	1.730	22,365,875
	2013	1.203	1.625	20,918,581
	2012	1.066	1.203	20,711,268
	2011	1.059	1.066	19,392,587
	2010	0.935	1.059	16,472,333
Value Fund (Division 74)	2019	2.206	2.784	23,302,652
	2018	2.473	2.206	25,313,890
	2017	2.166	2.473	28,889,134
	2016	1.930	2.166	32,554,029
	2015	2.014	1.930	36,295,560
	2014	1.826	2.014	40,096,476
	2013	1.406	1.826	45,967,293
	2012	1.215	1.406	50,422,500
	2011	1.256	1.215	68,559,347
	2010	1.104	1.256	71,524,774

A-3

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
VALIC Company II
Aggressive Growth Lifestyle Fund (Division 48)	2019	3.079	3.760	136,647,252
	2018	3.394	3.079	144,697,849
	2017	2.941	3.394	148,428,257
	2016	2.724	2.941	151,724,193
	2015	2.770	2.724	158,226,021
	2014	2.675	2.770	157,831,426
	2013	2.210	2.675	144,481,682
	2012	1.933	2.210	127,721,427
	2011	1.951	1.933	92,224,594
	2010	1.695	1.951	66,017,184
Capital Appreciation Fund (Division 39)	2019	2.139	2.711	13,141,887
	2018	2.133	2.139	15,046,659
	2017	1.737	2.133	15,067,252
	2016	1.715	1.737	16,762,772
	2015	1.633	1.715	18,482,317
	2014	1.515	1.633	20,405,157
	2013	1.122	1.515	21,659,297
	2012	0.958	1.122	23,617,555
	2011	0.984	0.958	22,658,750
	2010	0.867	0.984	23,528,273
Conservative Growth Lifestyle Fund (Division 50)	2019	2.784	3.220	94,296,329
	2018	2.986	2.784	97,026,559
	2017	2.728	2.986	100,657,232
	2016	2.578	2.728	105,647,225
	2015	2.633	2.578	108,672,128
	2014	2.559	2.633	109,316,736
	2013	2.358	2.559	96,736,358
	2012	2.123	2.358	80,441,631
	2011	2.068	2.123	50,013,534
	2010	1.837	2.068	37,681,320
Core Bond Fund (Division 58)	2019	2.027	2.221	409,073,313
	2018	2.085	2.027	469,322,870
	2017	2.008	2.085	399,437,044
	2016	1.956	2.008	367,086,298
	2015	1.974	1.956	409,985,415
	2014	1.886	1.974	303,470,023
	2013	1.936	1.886	302,031,627
	2012	1.816	1.936	200,538,609
	2011	1.723	1.816	172,596,496
	2010	1.584	1.723	114,248,819
Government Money Market II Fund (Division 44)	2019	1.210	1.221	63,563,653
	2018	1.204	1.210	64,267,089
	2017	1.209	1.204	70,076,229
	2016	1.218	1.209	76,056,955
	2015	1.227	1.218	102,648,541
	2014	1.236	1.227	91,586,462
	2013	1.245	1.236	107,637,847
	2012	1.255	1.245	101,208,543
	2011	1.264	1.255	111,284,185
	2010	1.274	1.264	106,677,105
High Yield Bond Fund (Division 60)	2019	2.745	3.133	126,443,493
	2018	2.858	2.745	127,801,338
	2017	2.669	2.858	143,217,243
	2016	2.381	2.669	138,831,817
	2015	2.491	2.381	123,518,044
	2014	2.440	2.491	112,780,938
	2013	2.337	2.440	108,354,843
	2012	2.070	2.337	108,507,775
	2011	1.997	2.070	86,556,392
	2010	1.773	1.997	85,272,412
International Opportunities Fund (Division 33)	2019	2.471	3.084	150,924,455
	2018	3.018	2.471	164,062,319
	2017	2.182	3.018	191,372,537
	2016	2.211	2.182	194,717,379
	2015	2.053	2.211	230,164,248
	2014	2.182	2.053	224,181,526
	2013	1.815	2.182	227,763,862
	2012	1.498	1.815	238,169,790
	2011	1.878	1.498	302,524,054
	2010	1.577	1.878	292,442,561
Large Cap Value Fund (Division 40)	2019	3.165	3.989	37,289,013
	2018	3.548	3.165	40,190,904
	2017	3.107	3.548	45,742,585
	2016	2.674	3.107	53,271,644
	2015	2.771	2.674	51,680,485
	2014	2.521	2.771	56,336,476
	2013	1.877	2.521	60,432,399
	2012	1.617	1.877	64,775,143
	2011	1.704	1.617	78,162,609
	2010	1.481	1.704	78,649,042
Mid Cap Growth Fund (Division 37)	2019	2.288	3.012	46,434,462
	2018	2.490	2.288	50,817,514
	2017	1.907	2.490	46,919,783
	2016	1.835	1.907	45,174,629
	2015	1.866	1.835	61,967,016
	2014	1.840	1.866	60,301,358
	2013	1.415	1.840	62,426,740
	2012	1.281	1.415	71,170,383
	2011	1.360	1.281	95,028,638
	2010	1.121	1.360	102,450,795
Mid Cap Value Fund (Division 38)	2019	5.615	7.253	79,739,419
	2018	6.657	5.615	86,935,516
	2017	5.859	6.657	105,143,564
	2016	5.176	5.859	125,670,581
	2015	5.289	5.176	126,306,249
	2014	4.993	5.289	128,256,862
	2013	3.744	4.993	133,091,978
	2012	3.097	3.744	143,237,727
	2011	3.421	3.097	136,166,075
	2010	2.821	3.421	114,350,420
Moderate Growth Lifestyle Fund (Division 49)	2019	3.115	3.728	238,108,237
	2018	3.375	3.115	238,589,732
	2017	2.993	3.375	239,754,874
	2016	2.782	2.993	246,021,927
	2015	2.830	2.782	249,674,163
	2014	2.734	2.830	246,046,230
	2013	2.362	2.734	218,376,320
	2012	2.094	2.362	180,791,433
	2011	2.083	2.094	128,021,253
	2010	1.827	2.083	96,175,029
Small Cap Growth Fund (Division 35)	2019	3.691	5.044	27,026,831
	2018	3.900	3.691	30,200,345
	2017	2.778	3.900	26,382,353
	2016	2.595	2.778	21,519,722
	2015	2.648	2.595	25,250,387
	2014	2.667	2.648	28,073,923
	2013	1.819	2.667	31,219,056
	2012	1.631	1.819	33,519,019
	2011	1.715	1.631	35,002,239
	2010	1.292	1.715	31,659,159

A-4

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Small Cap Value Fund (Division 36)	2019	3.796	4.490	57,349,076
	2018	4.530	3.796	66,517,575
	2017	4.349	4.530	76,512,154
	2016	3.369	4.349	94,129,852
	2015	3.631	3.369	102,585,454
	2014	3.466	3.631	120,572,074
	2013	2.564	3.466	123,444,686
	2012	2.245	2.564	136,086,201
	2011	2.452	2.245	139,441,971
	2010	1.964	2.452	146,284,682
Strategic Bond Fund (Division 59)	2019	2.837	3.136	147,211,082
	2018	2.963	2.837	155,686,793
	2017	2.795	2.963	164,781,486
	2016	2.604	2.795	168,467,978
	2015	2.675	2.604	176,746,030
	2014	2.593	2.675	186,090,359
	2013	2.606	2.593	186,485,323
	2012	2.336	2.606	188,347,893
	2011	2.256	2.336	162,185,471
	2010	2.047	2.256	145,727,132
U.S. Socially Responsible Fund (Division 41)	2019	3.077	4.022	155,015,136
	2018	3.271	3.077	167,919,018
	2017	2.731	3.271	196,077,447
	2016	2.487	2.731	221,973,402
	2015	2.478	2.487	240,963,183
	2014	2.161	2.478	242,917,949
	2013	1.608	2.161	264,076,070
	2012	1.406	1.608	295,333,876
	2011	1.398	1.406	409,272,143
	2010	1.229	1.398	476,195,949
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Division 90)	2019	0.940	1.207	25,985,511
	2018	1.014	0.940	29,645,760
	2017	1.752	1.014	31,755,517
	2016	1.737	1.752	16,266,867
	2015	1.650	1.737	18,404,403
	2014	1.557	1.650	20,837,760
	2013	1.190	1.557	23,153,719
	2012	1.071	1.190	26,529,443
	2011	1.047	1.071	25,080,056
	2010	0.927	1.047	20,565,906
Ariel Appreciation Fund (Division 69)	2019	3.261	4.022	53,297,520
	2018	3.829	3.261	59,526,552
	2017	3.360	3.829	76,145,758
	2016	3.012	3.360	100,648,708
	2015	3.249	3.012	96,732,440
	2014	3.030	3.244	113,599,159
	2013	2.093	3.030	117,594,730
	2012	1.772	2.093	104,394,611
	2011	1.931	1.772	110,259,195
	2010	1.631	1.931	112,032,561
Ariel Fund (Division 68)	2019	3.475	4.289	61,280,591
	2018	4.066	3.475	70,056,441
	2017	3.544	4.066	76,013,684
	2016	3.097	3.544	87,008,814
	2015	3.262	3.097	94,375,118
	2014	2.970	3.262	103,243,863
	2013	2.073	2.970	111,663,269
	2012	1.740	2.073	118,632,237
	2011	1.983	1.740	132,467,517
	2010	1.590	1.983	142,222,168
Invesco Balanced-Risk Commodity Strategy Fund (Division 102)	2019	0.585	0.605	196,519,064
	2018	0.671	0.585	198,773,656
	2017	0.646	0.671	255,281,855
	2016	0.583	0.646	256,654,785
	2015	0.705	0.583	358,669,447
	2014	0.846	0.705	302,624,993
	2013	0.992	0.846	241,375,267
	2012	0.967	0.992	180,710,150
	2011	—	0.967	4,758,993
T Rowe Price Retirement 2015 Fund (Division 104)	2019	1.099	1.273	9,523,969
	2018	1.161	1.099	8,226,196
	2017	1.037	1.161	6,467,254
	2016	0.978	1.037	5,134,987
	2015	—	0.978	1,948,218
T Rowe Price Retirement 2020 Fund (Division 105)	2019	1.115	1.314	26,054,045
	2018	1.188	1.115	23,021,588
	2017	1.039	1.188	16,588,395
	2016	0.979	1.039	12,105,984
	2015	—	0.979	6,548,107
T Rowe Price Retirement 2025 Fund (Division 106)	2019	1.129	1.349	29,785,911
	2018	1.211	1.129	23,050,918
	2017	1.042	1.211	13,933,713
	2016	0.981	1.042	8,873,080
	2015	—	0.981	4,650,550
T Rowe Price Retirement 2030 Fund (Division 107)	2019	1.140	1.380	28,805,212
	2018	1.232	1.140	22,327,474
	2017	1.044	1.232	15,025,342
	2016	0.982	1.044	8,070,123
	2015	—	0.982	4,634,341
T Rowe Price Retirement 2035 Fund (Division 108)	2019	1.147	1.402	21,176,244
	2018	1.248	1.147	17,478,697
	2017	1.045	1.248	12,286,454
	2016	0.984	1.045	6,675,379
	2015	—	0.984	3,044,249
T Rowe Price Retirement 2040 Fund (Division 109)	2019	1.153	1.420	21,226,929
	2018	1.260	1.153	17,359,555
	2017	1.046	1.260	11,846,657
	2016	0.984	1.046	6,271,455
	2015	—	0.984	3,417,161
T Rowe Price Retirement 2045 Fund (Division 110)	2019	1.155	1.430	14,579,120
	2018	1.265	1.155	10,742,857
	2017	1.047	1.265	7,025,498
	2016	0.984	1.047	3,680,281
	2015	—	0.984	1,800,992
T Rowe Price Retirement 2050 Fund (Division 111)	2019	1.154	1.430	12,750,584
	2018	1.265	1.154	9,829,448
	2017	1.047	1.265	5,546,776
	2016	0.984	1.047	2,355,047
	2015	—	0.984	973,495
T Rowe Price Retirement 2055 Fund (Division 112)	2019	1.154	1.429	5,970,212
	2018	1.265	1.154	4,188,493
	2017	1.046	1.265	2,737,598
	2016	0.984	1.046	961,694
	2015	—	0.984	463,103
T Rowe Price Retirement 2060 Fund (Division 113)	2019	1.154	1.429	3,645,041
	2018	1.265	1.154	2,417,624
	2017	1.047	1.265	1,387,567
	2016	0.984	1.047	581,629
	2015	—	0.984	406,231

A-5

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Vanguard LifeStrategy Conservative Growth Fund (Division 54)	2019	2.134	2.438	36,533,437
	2018	2.227	2.134	34,579,634
	2017	2.032	2.227	34,398,758
	2016	1.942	2.032	35,607,152
	2015	1.970	1.942	35,482,977
	2014	1.865	1.970	35,502,846
	2013	1.732	1.865	35,547,311
	2012	1.606	1.732	35,294,428
	2011	1.598	1.606	32,831,197
	2010	1.456	1.598	31,863,845
Vanguard LifeStrategy Growth Fund (Division 52)	2019	2.431	2.956	79,814,323
	2018	2.644	2.431	80,164,475
	2017	2.246	2.644	80,715,272
	2016	2.099	2.246	83,255,640
	2015	2.151	2.099	84,155,907
	2014	2.032	2.151	85,659,260
	2013	1.698	2.032	85,731,178
	2012	1.503	1.698	83,681,008
	2011	1.558	1.503	82,684,661
	2010	1.371	1.558	79,140,490
Vanguard LifeStrategy Moderate Growth Fund (Division 53)	2019	2.338	2.756	85,676,907
	2018	2.490	2.338	85,404,663
	2017	2.191	2.490	86,700,864
	2016	2.071	2.191	87,472,057
	2015	2.109	2.071	91,429,302
	2014	1.995	2.109	90,369,353
	2013	1.756	1.995	90,571,117
	2012	1.591	1.756	89,444,247
	2011	1.606	1.591	86,842,878
	2010	1.436	1.606	82,593,652
Vanguard Long-Term Investment-Grade Fund (Division 22)	2019	3.495	4.166	69,526,766
	2018	3.753	3.495	46,746,815
	2017	3.387	3.753	62,916,293
	2016	3.173	3.387	71,034,505
	2015	3.277	3.173	60,679,559
	2014	2.801	3.277	86,059,868
	2013	3.006	2.801	65,853,008
	2012	2.719	3.006	89,418,315
	2011	2.344	2.719	73,731,572
	2010	2.138	2.344	61,770,469
Vanguard Long-Term Treasury Fund (Division 23)	2019	3.395	3.836	42,237,180
	2018	3.496	3.395	43,926,047
	2017	3.252	3.496	49,087,553
	2016	3.246	3.252	58,381,499
	2015	3.330	3.246	56,135,735
	2014	2.685	3.330	60,671,299
	2013	3.118	2.685	66,236,397
	2012	3.044	3.118	81,235,366
	2011	2.378	3.044	85,528,223
	2010	2.205	2.378	92,190,568
Vanguard Wellington Fund (Division 25)	2019	4.593	5.557	284,088,390
	2018	4.816	4.593	299,637,521
	2017	4.251	4.816	320,542,237
	2016	3.877	4.251	333,558,273
	2015	3.924	3.877	349,226,508
	2014	3.618	3.924	363,005,183
	2013	3.061	3.618	375,667,377
	2012	2.754	3.061	385,144,392
	2011	2.685	2.754	405,547,723
	2010	2.451	2.685	434,480,517
Vanguard Windsor II Fund (Division 24)	2019	4.188	5.337	245,796,210
	2018	4.640	4.188	267,285,407.50
	2017	4.023	4.640	296,200,573
	2016	3.591	4.023	321,567,382
	2015	3.757	3.591	350,718,647
	2014	3.423	3.757	374,431,862
	2013	2.652	3.423	387,835,473
	2012	2.301	2.652	412,181,555
	2011	2.268	2.301	455,670,339
	2010	2.077	2.268	488,978,581

A-6

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms

Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.

Benefit Anniversary — the first day of each Benefit Year.

Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.

Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.

Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.

Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.

Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.

Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.

Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.

Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.

Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.

Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.

B-1

Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.

Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.

IncomeLOCK Plus

The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Fee Table

The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.

The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLock Plus Fee Formula” below.

We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.

IncomeLOCK Plus Fee Formula

The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.

If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.

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The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Amounts Received Under IncomeLOCK Plus — Summary

If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.

You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

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If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for more information regarding your investment restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

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Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program

We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.

You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.

Additional Important Information Applicable to IncomeLOCK Plus

If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.

Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.

IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the

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requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.

IncomeLOCK Plus Options

You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Age Requirements and Covered Persons

To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.

If you elect one Covered Person:

	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80

If you elect two Covered Persons:

	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)	The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.

Covered Persons can be any of the following:

If you elect one Covered Person:

•	The Contract Owner

•	The annuitant (for Contracts not naturally-owned)

If you elect two Covered Persons:

•	The Contract Owner and the 100% spousal primary beneficiary

•	The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)

•	Spousal joint annuitants (for Contracts not naturally-owned)

Ownership changes can affect IncomeLOCK Plus as follows:

If you elect one Covered Person:

An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:

1.	Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and

2.	Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.

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If you elect two Covered Persons:

Ownership changes that do not eliminate the second Covered Person’s guarantee include:

1.	Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and

2.	Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).

Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:

1.	Removal or replacement of the original spousal beneficiary; and

2.	Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.

Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.

Amounts Received under the Benefit

The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%

* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

Calculation of the Value of each Component of the Benefit

The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.

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Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.

Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Fifth, we determine the Income Credit.

The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.

Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.

Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.

Increase of the Benefit Base and Income Credit Base

On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.

On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.

Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

Cancellation of IncomeLOCK Plus

IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.

Automatic Termination of IncomeLOCK Plus

The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.

2.	A death benefit is paid, and the Contract is terminated.

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3.	Full surrender or termination of the Contract.

4.	Full or partial annuitization of the Contract.

5.	Upon the death of the single Covered Person (for single life benefit).

6.	Upon the death of the second (surviving) Covered Person (for joint lives benefit).

7.	Any change of ownership except as noted above.

Withdrawals under the Living Benefits

The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.

The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:

(1)	No withdrawals in addition to the RMD are taken in that same year;

(2)	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

(3)

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

(4)	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.

If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.

Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.

You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.

Withdrawal under IncomeLOCK Plus

The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.

Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.

The impact of withdrawals on specific factors is further explained below:

Benefit Base and Income Credit Base:    If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

Maximum Annual Withdrawal Amount:    The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any

B-9

Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Protected Income Payment:    If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.

If your Account Value is Reduced to Zero

All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.

When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:

1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

2.	Any payment option mutually agreeable between you and us.

Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Latest Annuity Date

If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.

If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:

1.	Annuitize the Account Value under the Contract’s annuity provisions; or

2.	Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

3.	Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).

Death Benefits under IncomeLOCK Plus

If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.

B-10

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract with IncomeLOCK Plus and its corresponding fee.

The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.

Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.

For more information on death benefits, see “Death Benefits” in the prospectus.

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013

Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:

Fee Tables

The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1

For Endorsement Dates of December 26, 2012 through February 24, 2013:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

For Endorsement Dates of May 1, 2012 through December 25, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%

For Endorsement Dates prior to May 1, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. Although IncomeLOCK +6 is still available for purchase as of the date of

[1]

The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.

[2]

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.

[3]	The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.

B-11

this prospectus, IncomeLOCK +8 is no longer available as of February 25, 2013.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals.

For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.

Amounts Received Under IncomeLOCK Plus

You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).

In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.

While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.

The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.

Note, however, that taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).

The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.

B-12

For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%

* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

IncomeLOCK +8

Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life

For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%

For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

B-13

Living Benefits Elected prior to December 26, 2012. If you elected IncomeLOCK Plus prior to December 26, 2012, you may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio in accordance with the minimum and maximum percentages below.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	30%[4] Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-14

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Small-Mid Growth Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.

The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program.

If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.

See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.

IncomeLOCK Plus Options

If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.

Calculation of the Value of each Component of the Benefit

The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLock Plus Options.”

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-15

The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”

First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:

1.	100% of Purchase Payments received in the first contract year; and

2.	Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.

For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.

If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third Benefit Anniversary.

See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.

Automatic Termination of IncomeLOCK Plus

In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	The Contract Owner elects to take a loan from the Contract while the benefit is in effect.

2.	The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.

Surrender of Account Value

If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.

Loans

If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

IncomeLOCK

IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.

B-16

In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:

Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.

Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.

Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.

Extension Offer

The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

B-17

Fee Table

The IncomeLOCK fee is calculated as a percentage of the Benefit Base.6

Fee Period	Maximum Annual Fee Rate
All years	0.90%[7]

The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

IncomeLOCK Features

IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:

• Before 5th Benefit Year anniversary:	5%

• On or after 5th Benefit Year anniversary:	7%

• On or after 10th Benefit Year anniversary:	10%

• On or after 20th Benefit Year anniversary:	10%

• On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

Investment Restrictions

As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	20% Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[6]

IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.

[7]

For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-18

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Small-Mid Growth Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Contract Owners who elected IncomeLOCK prior to July 2, 2012 may select Guided Portfolio Advantage, a financial service offered by VALIC Financial Advisors, Inc.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements

Additional Important Information about IncomeLOCK

If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.

IncomeLOCK Components

The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-19

The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.

Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension		MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years		5%
On or after 5th Benefit Anniversary.	7%	14.28 Years		7%
On or after 10th Benefit Anniversary	10%	10 Years		7%
On or after 20th Benefit Anniversary	10%	10 Years		10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday	5%	Life of the Contract Owner	[9]	5%

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.

Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.

Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

[9]

Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

B-20

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1.	The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or

2.	Full or partial annuitization of the Contract; or

3.	Full surrender of the Contract; or

4.	A death benefit is paid, or

5.	You elect to take a loan from the Contract; or

6.	Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if withdrawals in excess of the MAWA in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1.	An ownership change which results in a change of the older Contract Owner;[10] or

2.	Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or

3.	Death of the Contract Owner; or

4.	A withdrawal in excess of the 5% MAWA.[11]

Surrender of Account Value

The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.

The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1.	No withdrawals in addition to the RMD are taken in that same year;

2.	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3.

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

4.	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.

Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.

The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit

[10]

If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

[11]

However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.

B-21

Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.

Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.

Benefit Base: Withdrawals reduce the Benefit Base as follows:

1.	All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2.	Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

(a) is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;

(b) is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.

Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:

1.	If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2.	If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

Minimum Withdrawal Period (MWP): The MWP is calculated as follows:

1.	If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2.	If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1)	In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,

(2)	If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period,

B-22

subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Death Benefits

Spousal Beneficiary

Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Loans

If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

B-23

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look

If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service

Center.

California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service Center.	Arkansas
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit	For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.	Florida
Surrender Charge	For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.	Oregon
Surrender Charge	For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.	Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax	For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period.	South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

© 2020 American International Group, Inc.

All Rights Reserved.

C-1

The Variable Annuity Life Insurance Company

Separate Account A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.20 to 13.20	April 30, 2020

Prospectus

The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as “Portfolio Director” in this prospectus), comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated April 30, 2020, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information (“SAI”) is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is available along with other related materials at the SEC’s internet web site (http://www.sec.gov).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for variable account options available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from VALIC electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

 You may elect to receive all future reports in paper free of charge. You can inform VALIC that you wish to continue receiving paper copies of your shareholder reports by contacting 1-800-448-2542. Your election to receive reports in paper will apply to all variable account options available under your Contract.

Investment in the Contracts is subject to risk that may cause the value of the Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments. The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options

VALIC Company I Funds

Asset Allocation Fund

Blue Chip Growth Fund

Capital Conservation Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

Value Fund

VALIC Company II Funds

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Large Cap Value Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

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Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.

Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.

Assumed Investment Rate —The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.

Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time (“Market Close”). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

Code — the Internal Revenue Code of 1986, as amended.

Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Guided Portfolio AdvantageSM /Guided Portfolio Services® (“GPA” and “GPS”, respectively) — are financial advice services offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan.

Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.

Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

Participant Year — a 12 month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.

Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.

Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also may be called the “Annuity Period.”

Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the “Accumulation Period.”

Purchase Unit — a unit of interest owned by you in your Variable Account Option.

Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.

VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.

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Fee Tables

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)	5.00%
Maximum Loan Application Fee (per loan)	$75
State Premium Taxes (as a percentage of the amount annuitized) (2)	0-3.5%

The following table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Annual Separate Account Charges

Annual Variable Account Option Maintenance Charge ($3.75/quarter, annualized) (3)			$15

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (34 Funds)	0.80	—	0.80
VALIC Company II Funds (6) (15 Funds)	0.80	(0.25)	0.55
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	1.05	(0.25)	0.80
Ariel Appreciation Fund (Investor Shares)	1.05	(0.25)	0.80
Ariel Fund (Investor Shares)	1.05	(0.25)	0.80
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	1.05	(0.25)	0.80
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	1.05	(0.25)	0.80
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	1.05	—	1.05
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	1.05	(0.25)	0.80
Vanguard Long-Term Treasury Fund (Investor Shares)	1.05	(0.25)	0.80
Vanguard Wellington Fund (Investor Shares)	1.05	—	1.05
Vanguard Windsor II Fund (Investor Shares)	1.05	—	1.05

Optional IncomeLOCK Plus Fee

If you elected this optional Living Benefit feature, the fee for IncomeLOCK Plus is calculated as a percentage of the Benefit Base.(7)

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate (8)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

Total Annual Fund Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail about each Funds’ fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum (9)	Maximum (10)
(Expenses that are deducted from Fund assets, including management fees, other expenses, distribution and service (including any 12b-1) fees, if applicable)	0.12%	1.27%

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Footnotes to the Fee Tables

(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(2) If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Payout Period. See “Premium Tax Charge” section and “Appendix C — State Contract Variability.”

(3) Reductions in the account maintenance charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I and VALIC Company II Funds available as Variable Account Options.

(7) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B.”

(8) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. For the formula to calculate the fee, see “Appendix B.”

Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	2.20%	+/-0.25%
Two Covered Persons	0.60%	2.70%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

In accordance with the investment requirements associated with the election of a Living Benefit, you may, but are not required to, invest a portion of your assets in the Dynamic Allocation Fund. The Dynamic Allocation Fund utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the equity market is in a prolonged state of higher volatility, your Fee Rate may be increased due to VIX indexing and the Dynamic Allocation Fund may decrease its exposure to equity markets, thereby potentially reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets compromising the Benefit Base. Conversely, when the equity market is in a prolonged state of lower volatility, your Fee Rate may be decreased and the Dynamic Allocation Fund may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

(9) The Fund with the lowest total annual fund operating expenses is the Vanguard LifeStrategy Conservative Growth Fund. However, the Vanguard Long-Term Treasury Fund Variable Account Option has the lowest combined expenses, which includes the net Separate Account Charges and total fund annual fund operating expenses (0.80% and 0.20%, respectively).

(10) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund. The Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses exceed 1.15% of the Fund’s average daily net assets. Unless the adviser continues the expense limit/fee waiver agreement, the agreement will terminate on or after February 28, 2021. The agreement cannot be or amended to increase the expense limits without the approval of the Fund’s board of trustees. See the Fund’s prospectus for additional information regarding the contractual expense limitation.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes you invest in the Variable Account Option with the maximum total fund expenses (1.27%) and Separate Account Charges (0.80%) for total combined expenses of 2.07% (Invesco Balanced-Risk Commodity Strategy Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$687	$1,182	$1,685	$2,538

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$225	$693	$1,185	$2,538

The second set of examples assumes you invest in the Variable Account Option with the minimum total fund expenses (0.20%) and Separate Account Charges (0.80%) for total combined expenses of 1.00% (Vanguard Long-Term Treasury Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$584	$863	$1,126	$1,371

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$117	$363	$626	$1,371

The third set of examples is applicable if you previously elected the IncomeLOCK Plus feature and assumes you invest in the Variable Account Option with the maximum total fund expenses (1.27%) and Separate Account Charges (0.80%) for total combined expenses of 2.07% (Invesco Balanced-Risk Commodity Strategy Fund), and election of the IncomeLOCK Plus feature for Two Covered Persons (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$816	$1,929	$2,917	$4,939

(2) If you annuitize your Contract or you do not surrender your Contract (the IncomeLOCK Plus feature terminates at annuitization):

1 Year	3 Years	5 Years	10 Years
$359	$1,478	$2,465	$4,939

Note: These examples should not be considered representative of past or future expenses for any Variable Account Option or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

For Purchase Unit data for each of the Variable Account Options offered by this prospectus, which includes annual beginning and ending unit values and the number of units outstanding at the end of each period, see “Appendix A — Selected Purchase Unit Data.”

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Highlights

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements:    Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Code limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the “Purchase Period.”

Right to Cancel:    You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See “Other Contract Features.”

Expenses:    There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct Separate Account Charges of up to 1.05% annually of the average daily value of your Contract allocated to the Variable Account Options. See the “Fee Tables” and “Fees and Charges.”

Living Benefits:    A Living Benefit is a guaranteed minimum withdrawal benefit and is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. Living Benefits (IncomeLOCK +6, IncomeLOCK +8 and IncomeLOCK) are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Federal Tax Information:    Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see “Federal Tax Matters.”

Surrender Charges:    Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled “Fees and Charges — Surrender Charge.” When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months. See the above mentioned section for exceptions to this procedure.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money:    You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See “Surrender of Account Value” and “Federal Tax Matters.”

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Loans:    Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (“IRAs”), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid). If you elected IncomeLOCK Plus, see Appendix B for limitations on your ability to take loans.

Transfers:    There is no charge to transfer the money in your account among Portfolio Director’s investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC’s toll-free transfer service at 1-800-448-2542. For more information on account transfers, see “Transfers Between Investment Options.”

Income Options:    When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See “Payout Period.”

Death Benefits:    Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The death benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Note that the death benefit provisions may vary from state to state. See “Death Benefits.”

Inquiries:    If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.

All material state variations are described in Appendix C.

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract, and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a

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portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, SunAmerica Financial Group, Inc., formerly American General Corporation (“SAFG”), a holding company and VALIC’s indirect parent company, was acquired by American International Group, Inc., a Delaware corporation (“AIG”). As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).

VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the

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Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC’s, and AIG and SAFG have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

As of the date of this prospectus, the principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.

VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.

VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).

For more information about how your financial professional may be compensated, please contact your financial professional.

In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.

VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.

VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.

These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.

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Administration of the Contracts

VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests.

Business Disruption and Cyber Security Risks.    We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your Contract and personal information due to cyber-attacks or information security breaches in the future.

Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other Contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.

Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.

Fixed Account Options	Investment Objective
Fixed Account Plus	This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

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Fixed Account Options	Investment Objective

Short-Term Fixed Account	This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)	This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.

Variable Account Options

The Contracts enable you to participate in Divisions that represent the Variable Account Options shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B below.

Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Code requirements concerning investor control. Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I and II.

The Variable Account Options shown below are grouped by asset class (e.g., domestic large-cap equity, small-cap equity, fixed income, and others). We also identify each Fund’s investment adviser and, if applicable, investment sub-adviser. See the separate Fund prospectuses for more detailed information on each Fund’s management fees and total expenses, investment objective, strategies and risks, as well as a history of any changes to a Fund’s investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.valic.com.

Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a

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limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides information about the importance of diversification online at www.dol.gov/ebsa/investing.html.

SunAmerica Asset Management, LLC (“SunAmerica”) is affiliated with the adviser, VALIC, due to common ownership.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser
Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Large Cap Value Fund	Adviser: VALIC Sub-Advisers: BNY Mellon Asset Management North America Corporation and Janus Capital Management LLC (“Janus”) Sub-Sub-Adviser: Perkins Investment Management LLC, an affiliate of Janus

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Core Equity Fund	Adviser: VALIC Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)	Systematic Core Fund*	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	Systematic Value Fund**	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund***	Adviser: VALIC Sub-Adviser: SunAmerica

Large Cap Core Fund	Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisors, LLC (“Columbia Management”)	Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; Sanders Capital, LLC; and The Vanguard Group, Inc. (“Vanguard”)

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus and Allianz Global Investors U.S., LLC (“Allianz”)

Mid Cap Growth Fund	Adviser: VALIC Sub-Adviser: Wellington Management	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

*	Formerly the Growth & Income Fund (Sub-Adviser J.P. Morgan Investment Management Inc.). It is expected that the changes will be effective on or about April 27, 2020.
**	Effective October 1, 2019, the VALIC Company I Broad Cap Value Income Fund changed its name to the Systematic Value Fund.
***	Effective June 4, 2019, the VALIC Company II Socially Responsible Fund changed its name to the U.S. Socially Responsible Fund.

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Small-Mid Growth Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Aggressive Growth Fund	Adviser: VALIC Sub-Adviser: Victory Capital Management Inc.	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

Small Cap Fund	Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. (“JPMIM”), T. Rowe Price and Bridgeway Capital Management, LLC	Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Templeton Investment Counsel, LLC	International Socially Responsible Fund*	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) and Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco
Health Sciences Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price	Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

*	Effective June 4, 2019, the VALIC Company I Global Social Awareness Fund changed its name to the International Socially Responsible Fund.

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund	The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is Vanguard.
T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund
T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

Fixed Income Asset Class

Capital Conservation Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: PineBridge

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Strategic Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market II Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Treasury Fund	Adviser: Vanguard

High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management

The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

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A detailed description of the fees and investment objective, strategies, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available online at www.valic.com.

Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	-0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, we will promptly:

•

Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or

•

Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or

•	Reject the application and return the Purchase Payment.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments.    If we do not have your name, address or Social Security Number (“SSN”), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account.    At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or

Starter Account.    If we have your name, address and SSN, but we do not have an agreement with your employer for employer directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.

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When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

Value of Your Fixed Account Options*
=	(equals) All Purchase Payments made to the Fixed Account Options
+	(plus) Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus) All interest earned
–	(minus) Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*	This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next

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Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Government Money Market I or II Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Government Money Market I or II Fund, will lose value.

Premium Enhancement Credit

From time to time, VALIC may offer a premium enhancement credit (“Premium Enhancement”) to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant’s Eligible Deposits to the account.

Eligibility Criteria

Participants.    An “Eligible Participant” is any Participant establishing a new Portfolio Director account in the nonqualified or IRA markets that is subject to a full Contract surrender charge.

Rollover Deposits.    A Premium Enhancement may be paid following the receipt and crediting of an initial Purchase Payment that is rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program (“Eligible Deposit”) on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period from the date of the initial Purchase Payment in order to meet any minimum requirement. An Eligible Deposit does not include a Purchase Payment made after 90 days from the initial Purchase Payment; a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts.    This program is available only to Portfolio Director accounts in the nonqualified and IRA markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract.

Important Information Applicable to the Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an “Eligible Purchase Payment” for the Living Benefits; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as “earnings” for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract’s free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial professional is affiliated. Check with your financial professional for availability and any other restrictions.

Stopping Purchase Payments

You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.

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Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.valic.com.

During the Purchase Period — Policy Against Market Timing and Frequent Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund, and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

•	Plan-level or employer-initiated transactions;

•	Purchase transactions involving transfers of assets or rollovers;

•	Retirement plan contributions, loans, and distributions (including hardship withdrawals);

•	Roth IRA conversions or IRA recharacterizations;

•	Systematic purchases or redemptions; or

•	Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time	If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.

Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

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(1)	Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)	VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)	The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)	The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

•	The date of receipt, if received in our Home Office before Market Close; otherwise,

•	The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract’s investment options subject to the following limitations:

Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A

Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:

•	Account Maintenance Charge

•	Surrender Charge

•	Premium Tax Charge

•	Separate Account Charges

•	Market Value Adjustment

•	Other Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.

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Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out. See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.

Amount of Surrender Charge

A surrender charge will be the lesser of:

•	Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

•	Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See “Federal Tax Matters” for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

•	To money applied to provide a Payout Option;

•	To death benefits;

•	If no Purchase Payments have been received during the 60 months prior to the date of surrender;

•	If your account has been in effect for 15 years or longer;

•	If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

•	To “No Charge Systematic Withdrawals”;

•	Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

•

If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or

•	If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

•

For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out

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basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.

Separate Account Charges

The Separate Account Charges for each Variable Account Option are shown in the Fee Tables of this prospectus. The maximum charges range from 0.80% to 1.05% depending on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The current (net) charges range from 0.55% to 1.05%. The charge is deducted daily from the net assets.

These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

•	The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

•	The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

•	Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

•	The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

•	The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce surrender charges:

•	The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

•	The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

•	The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce the Separate Account charges:

•	The frequency of Purchase Payments for your retirement program.

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•	The size of your retirement program.

•	The amount of your retirement program’s periodic Purchase Payment.

•	The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We may also receive what is referred to as “12b-1 fees” from some of the Funds themselves. In addition, we may receive non-12b-1 service fees from certain funds. These fees are designed to help pay for our direct and indirect distribution costs. The 12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

We may use these 12b-1 and non-12b-1 service fees or a portion of the recordkeeping fees to directly reduce the maximum Separate Account Charges. The current Net Separate Account Charges of each Variable Account Option are reflected in the Fee Tables and range from 0.55% to 1.05%. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants. The maximum Separate Account Charges are guaranteed and may not be increased for the life of your Contract.

Market Value Adjustment (“MVA”)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Other Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.

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Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

•	Type and duration of payout option chosen;

•	Your age or your age and the age of your survivor (1);

•	Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

•	The portion of your Account Value being applied; and

•	The payout rate being applied and the frequency of the payments.

(1)	This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

•	From your existing Variable Account Options (payments will vary); with a

•	Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC

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by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

•

The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.

•

The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.

•

Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

•

In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

•

Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.

•

All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

•	The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1.	Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2.	Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3.	Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.

4.	Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.

5.	Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.

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Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.

Surrender of Account Value

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

•	allowed under federal and state law; and

•	allowed under your employer’s plan.

For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.

For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.

VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)	Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of

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your Purchase Payments received by us. The surrender value in a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

•	death benefits; and

•	certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option. Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

•	Payments to be made to you; and

•	Payment over a stated period of time, but not less than five years; and

•	Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on RMD’s if the withdrawal:

•	Is made payable to you; and

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•	Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.

Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable.

Beneficiary Information

The Beneficiary may receive death benefits:

•	In a lump sum;

•	In the form of an annuity under any of the Payout Options;

•	In partial payments over the Beneficiary’s life expectancy (where permitted); or

•	In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.

Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

Special Information for Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

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Death Benefit Before Age of 70

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:    Determine your Fixed Account Option Value by taking the greater of:

Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option

Step 2:    Determine your Variable Account Option Value by taking the greater of:

Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract

Step 3:    Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

This value may be adjusted if the total amount of any death benefit exceeds the Account Value.

Death Benefit On or After Age 70

The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Adjusted Purchase Payment Amount

The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

A.	100% of Purchase Payments
-	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).

Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the

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payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.

•	If the life only option or joint and survivor life option was chosen, there will be no death benefit.

•

If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

1.	Receive the present value of any remaining payments in a lump sum; or

2.	Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

3.	Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.

Other Contract Features

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

•	The Contract Owner (except for an individual nonqualified Contract);

•	The Participant; and

•	The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation — The “Free Look” Period

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the

Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. As noted previously, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract’s free look period. See the “Purchase Period — Premium Enhancement” section for more information. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer

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available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer’s Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.

Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.

Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be

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interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

•	Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

•	Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);

•	Section 408(b) traditional IRAs;

•	Section 408A Roth IRAs;

•	Section 457 deferred compensation plans of governmental and tax-exempt employers;

•	Section 408(k) SEPs and SARSEPs; and

•	Section 408(p) SIMPLE retirement accounts.

Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to

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income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.

On March 30, 2010, the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.

In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:

•	Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

•	Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59½); and

•	Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020.

Some provisions in the Act are subject to the terms of an employer’s retirement plan.

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It is the understanding of VALIC, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are available on the SEC’s web site (http://www.sec.gov). You may request a free copy of the SAI, which includes the financial statements, by contacting our Annuity Service Center at 1-800-448-2542 or by mail at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. We encourage both existing and prospective contract owners to read and understand the financial statements.

34

35

Appendix A — Selected Purchase Unit Data

Purchase units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.*

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
VALIC Company I
Asset Allocation Fund (Division 5)	2019	8.493	9.717	2,337,975
	2018	9.411	8.493	2,515,815
	2017	8.376	9.411	2,703,539
	2016	7.868	8.376	2,775,268
	2015	7.968	7.868	3,067,545
	2014	7.623	7.968	3,209,845
	2013	6.627	7.623	3,288,829
	2012	5.895	6.627	3,319,307
	2011	5.888	5.895	3,029,788
	2010	5.180	5.888	2,746,725
Blue Chip Growth Fund (Division 72)	2019	2.641	3.402	41,293,078
	2018	2.611	2.641	43,042,888
	2017	1.932	2.611	46,668,990
	2016	1.931	1.932	53,314,322
	2015	1.753	1.931	57,536,340
	2014	1.619	1.753	54,618,367
	2013	1.156	1.619	55,183,506
	2012	0.987	1.156	64,539,346
	2011	0.980	0.987	68,858,835
	2010	0.850	0.980	85,079,813
Capital Conservation Fund (Division 7)	2019	3.966	4.311	8,938,719
	2018	4.043	3.966	9,433,198
	2017	3.937	4.043	9,979,622
	2016	3.880	3.937	9,693,257
	2015	3.903	3.880	12,155,846
	2014	3.712	3.903	13,410,386
	2013	3.883	3.712	13,272,130
	2012	3.643	3.833	13,673,593
	2011	3.438	3.643	10,330,789
	2010	3.213	3.438	8,481,323
Core Equity Fund (Division 15)	2019	4.242	5.409	8,456,550
	2018	4.586	4.242	9,278,388
	2017	3.820	4.586	9,929,189
	2016	3.416	3.820	10,612,389
	2015	3.508	3.416	11,688,280
	2014	3.171	3.508	13,726,086
	2013	2.370	3.171	14,736,763
	2012	2.092	2.370	15,886,708
	2011	2.119	2.092	17,481,863
	2010	1.893	2.119	18,841,998
Dividend Value Fund (Division 21)	2019	3.380	4.141	23,377,146
	2018	3.744	3.380	24,829,838
	2017	3.196	3.744	26,229,722
	2016	2.761	3.196	25,167,562
	2015	2.801	2.761	22,170,302
	2014	2.585	2.801	29,533,269
	2013	2.004	2.585	32,936,109
	2012	1.794	2.004	48,690,821
	2011	1.672	1.794	34,436,195
	2010	1.478	1.672	23,966,078
Dynamic Allocation Fund (Division 103)	2019	1.304	1.557	5,624,704
	2018	1.412	1.304	6,283,035
	2017	1.184	1.412	6,859,141
	2016	1.139	1.184	8,428,933
	2015	1.203	1.139	7,989,894
	2014	1.163	1.203	7,280,091
	2013	0.998	1.163	4,017,123
	2012	—	0.998	—
Emerging Economies Fund (Division 87)	2019	0.968	1.155	104,556,296
	2018	1.209	0.968	109,869,063
	2017	0.863	1.209	103,346,719
	2016	0.780	0.863	109,344,226
	2015	0.920	0.780	113,355,104
	2014	0.982	0.920	109,004,040
	2013	1.018	0.982	119,271,330
	2012	0.864	1.018	108,744,331
	2011	1.001	0.864	51,191,137
	2010	0.907	1.001	45,372,388
Global Real Estate Fund (Division 101)	2019	1.431	1.768	24,749,605
	2018	1.535	1.431	26,394,743
	2017	1.360	1.535	28,402,001
	2016	1.340	1.360	32,587,723
	2015	1.351	1.340	34,725,705
	2014	1.215	1.351	35,821,797
	2013	1.171	1.215	37,613,613
	2012	0.901	1.171	38,207,822
	2011	0.988	0.901	38,784,368
	2010	0.842	0.988	41,079,916
Global Strategy Fund (Division 88)	2019	1.973	2.151	32,226,797
	2018	2.168	1.973	36,294,463
	2017	1.925	2.168	41,336,451
	2016	1.843	1.925	48,031,562
	2015	1.950	1.843	58,213,955
	2014	1.930	1.950	64,156,043
	2013	1.638	1.930	70,470,493
	2012	1.381	1.638	58,148,482
	2011	1.424	1.381	74,366,594
	2010	1.285	1.424	83,586,363
Government Money Market I Fund (Division 6)	2019	2.114	2.132	26,452,442
	2018	2.103	2.114	27,922,484
	2017	2.112	2.103	27,836,496
	2016	2.128	2.112	30,108,960
	2015	2.145	2.128	30,958,771
	2014	2.162	2.145	30,858,968
	2013	2.180	2.162	32,170,825
	2012	2.197	2.180	34,180,357
	2011	2.214	2.197	37,244,115
	2010	2.232	2.214	37,036,338
Government Securities Fund (Division 8)	2019	3.814	4.029	6,957,211
	2018	3.825	3.814	7,163,751
	2017	3.779	3.825	7,439,592
	2016	3.763	3.779	6,853,858
	2015	3.763	3.763	6,317,921
	2014	3.594	3.763	8,819,863
	2013	3.783	3.594	10,271,383
	2012	3.677	3.783	5,105,585
	2011	3.377	3.677	5,767,786
	2010	3.274	3.377	6,176,311
Growth Fund (Division 78)	2019	2.279	2.981	60,594,864
	2018	2.363	2.279	67,380,946
	2017	1.829	2.363	69,694,788
	2016	1.759	1.829	76,170,605
	2015	1.720	1.759	84,823,150
	2014	1.566	1.720	92,211,430
	2013	1.204	1.566	101,783,455
	2012	1.056	1.204	113,100,856
	2011	1.071	1.056	119,892,004
	2010	0.913	1.071	128,731,317

*	Data for the Invesco Balanced-Risk Commodity Strategy Fund begins on November 1, 2011, the date this Division was added to Portfolio Director. On March 23, 2012, the Lou Holland Growth Fund was merged into American Beacon Holland Large Cap Growth Fund. The data for 2011 and prior periods for the American Beacon Holland Large Cap Growth Fund (later referred to as the American Beacon Bridgeway Large Cap Growth II Fund) reflects the data for the Lou Holland Growth Fund. The 2012 data for the Dynamic Allocation Fund begins on December 26, 2012, the date this Division was added to Portfolio Director. While the T. Rowe Price Retirement Funds were added as Divisions on December 17, 2014, investments in the Divisions did not occur until 2015. On December 15, 2017, the American Beacon Bridgeway Large Cap Growth II Fund (formerly, the American Beacon Holland Large Cap Growth Fund) (“replaced option”) merged with and into the American Beacon Bridgeway Large Cap Growth Fund (“surviving option”). The surviving option, American Beacon Bridgeway Large Cap Growth Fund, was added as a Variable Account Option in your prospectus on such date.

A-1

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Health Sciences Fund (Division 73)	2019	5.284	6.754	20,781,614
	2018	5.276	5.284	22,787,173
	2017	4.166	5.276	24,679,409
	2016	4.691	4.166	28,170,167
	2015	4.198	4.691	33,138,867
	2014	3.216	4.198	31,849,086
	2013	2.147	3.216	30,959,994
	2012	1.643	2.147	29,124,619
	2011	1.499	1.643	27,174,951
	2010	1.305	1.499	26,728,588
Inflation Protected Fund (Division 77)	2019	1.324	1.427	47,369,454
	2018	1.365	1.324	49,840,745
	2017	1.313	1.365	40,600,098
	2016	1.275	1.313	36,311,332
	2015	1.325	1.275	37,973,525
	2014	1.297	1.325	41,623,703
	2013	1.405	1.297	41,180,429
	2012	1.311	1.405	35,720,669
	2011	1.200	1.311	33,786,493
	2010	1.109	1.200	31,215,988
International Equities Fund (Division 11)	2019	2.001	2.407	60,448,173
	2018	2.338	2.001	66,545,681
	2017	1.895	2.338	64,929,452
	2016	1.887	1.895	67,112,189
	2015	1.921	1.887	62,229,553
	2014	2.048	1.921	68,354,407
	2013	1.735	2.048	77,093,753
	2012	1.495	1.735	94,381,661
	2011	1.734	1.495	105,632,807
	2010	1.611	1.734	96,504,216
International Government Bond Fund (Division 13)	2019	3.227	3.481	4,328,329
	2018	3.357	3.227	4,962,586
	2017	3.130	3.357	5,334,243
	2016	3.043	3.130	5,738,710
	2015	3.173	3.043	6,200,497
	2014	3.155	3.173	7,655,634
	2013	3.369	3.155	8,334,637
	2012	3.126	3.369	9,461,756
	2011	3.016	3.126	10,632,126
	2010	2.812	3.016	11,503,586
International Growth Fund (Division 20)	2019	3.165	4.164	36,857,050
	2018	3.472	3.165	40,094,462
	2017	2.742	3.472	38,779,932
	2016	2.842	2.742	42,317,862
	2015	2.879	2.842	54,107,463
	2014	3.006	2.879	61,702,352
	2013	2.510	3.006	67,638,921
	2012	2.105	2.510	84,008,080
	2011	2.353	2.105	82,221,742
	2010	2.106	2.353	91,816,115
International Socially Responsible Fund (Division 12)	2019	6.814	8.516	12,594,663
	2018	7.503	6.814	13,732,806
	2017	6.164	7.503	18,504,114
	2016	5.809	6.164	19,785,681
	2015	5.875	5.809	18,478,241
	2014	5.485	5.875	21,936,025
	2013	4.291	5.485	23,044,498
	2012	3.687	4.291	15,692,060
	2011	3.962	3.687	20,870,012
	2010	3.558	3.962	20,306,764
International Value Fund (Division 89)	2019	1.251	1.444	87,166,532
	2018	1.534	1.251	95,004,067
	2017	1.322	1.534	106,904,924
	2016	1.189	1.322	111,182,516
	2015	1.293	1.189	119,137,279
	2014	1.474	1.293	125,974,551
	2013	1.178	1.474	128,771,464
	2012	1.000	1.178	159,811,267
	2011	1.158	1.000	191,379,130
	2010	1.085	1.158	202,902,133
Large Cap Core Fund (Division 76)	2019	2.641	3.473	8,951,074
	2018	2.917	2.641	9,834,809
	2017	2.421	2.917	10,939,275
	2016	2.247	2.421	11,521,847
	2015	2.198	2.247	13,459,630
	2014	1.956	2.198	17,831,979
	2013	1.450	1.956	24,579,178
	2012	1.231	1.450	29,201,021
	2011	1.254	1.231	35,611,504
	2010	1.083	1.254	40,907,059
Large Capital Growth Fund (Division 79)	2019	2.313	3.211	30,064,344
	2018	2.315	2.313	32,242,301
	2017	1.815	2.315	35,053,682
	2016	1.724	1.815	38,092,544
	2015	1.738	1.724	41,672,564
	2014	1.572	1.738	45,847,731
	2013	1.204	1.572	50,049,687
	2012	1.080	1.204	55,597,210
	2011	1.160	1.080	62,767,308
	2010	1.012	1.160	67,951,552
Mid Cap Index Fund (Division 4)	2019	23.177	28.904	19,209,168
	2018	26.380	23.177	21,069,027
	2017	22.942	26.380	23,460,833
	2016	19.172	22.942	26,287,857
	2015	19.821	19.172	28,332,101
	2014	18.262	19.821	30,799,266
	2013	13.829	18.262	32,952,897
	2012	11.862	13.829	38,090,098
	2011	12.202	11.862	39,921,504
	2010	9.742	12.202	43,005,635
Mid Cap Strategic Growth Fund (Division 83)	2019	2.535	3.463	16,596,955
	2018	2.682	2.535	18,210,324
	2017	2.141	2.682	19,915,910
	2016	1.967	2.141	21,375,231
	2015	2.037	1.967	24,461,549
	2014	1.989	2.037	29,305,737
	2013	1.446	1.989	33,531,986
	2012	1.335	1.446	32,918,150
	2011	1.443	1.335	37,897,861
	2010	1.153	1.443	41,566,403
Nasdaq-100® Index Fund (Division 46)	2019	1.757	2.417	34,397,011
	2018	1.783	1.757	36,335,950
	2017	1.358	1.783	38,749,698
	2016	1.282	1.358	38,015,720
	2015	1.184	1.282	38,870,638
	2014	1.005	1.184	37,415,804
	2013	0.774	1.005	35,643,374
	2012	0.636	0.744	37,994,816
	2011	0.623	0.636	35,029,223
	2010	0.524	0.623	33,740,780

A-2

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Science & Technology Fund (Division 17)	2019	7.643	10.574	26,656,819
	2018	7.820	7.643	29,511,998
	2017	5.578	7.820	31,622,951
	2016	5.239	5.578	33,437,923
	2015	4.895	5.239	36,518,634
	2014	4.312	4.895	39,788,903
	2013	3.051	4.312	42,428,951
	2012	2.742	3.051	47,382,674
	2011	2.941	2.742	51,309,375
	2010	2.428	2.941	54,133,425
Small Cap Aggressive Growth Fund (Division 86)	2019	2.735	3.761	9,124,792
	2018	3.009	2.735	10,164,071
	2017	2.200	3.009	9,493,681
	2016	2.178	2.200	11,284,666
	2015	2.163	2.178	11,174,981
	2014	1.984	2.163	10,982,485
	2013	1.336	1.984	12,402,452
	2012	1.170	1.336	12,428,185
	2011	1.314	1.170	13,844,351
	2010	1.036	1.314	15,632,515
Small Cap Fund (Division 18)	2019	5.386	6.916	7,605,810
	2018	5.888	5.386	8,377,288
	2017	5.174	5.888	9,311,876
	2016	4.524	5.174	10,798,072
	2015	4.789	4.524	11,200,480
	2014	4.642	4.789	13,085,549
	2013	3.332	4.642	14,333,305
	2012	2.899	3.332	17,007,958
	2011	2.945	2.899	18,852,093
	2010	2.291	2.945	17,940,866
Small Cap Index Fund (Division 14)	2019	7.208	8.949	20,231,304
	2018	8.185	7.208	22,391,582
	2017	7.214	8.185	24,703,286
	2016	6.000	7.214	25,596,253
	2015	6.332	6.000	27,591,567
	2014	6.093	6.332	31,637,190
	2013	4.430	6.093	36,022,731
	2012	3.848	4.430	41,005,080
	2011	4.053	3.848	45,696,404
	2010	3.229	4.053	48,126,185
Small Cap Special Values Fund (Division 84)	2019	1.890	2.413	19,646,389
	2018	2.207	1.890	21,702,093
	2017	2.000	2.207	25,264,812
	2016	1.553	2.000	26,963,564
	2015	1.634	1.553	29,684,815
	2014	1.540	1.634	34,359,721
	2013	1.117	1.540	40,586,198
	2012	0.983	1.117	43,588,455
	2011	1.043	0.983	49,791,875
	2010	0.865	1.043	46,636,396
Small-Mid Growth Fund (Division 85)	2019	1.924	2.632	11,517,798
	2018	2.048	1.924	12,612,308
	2017	1.616	2.048	13,718,218
	2016	1.625	1.616	14,845,861
	2015	1.649	1.625	16,195,708
	2014	1.496	1.649	18,281,914
	2013	1.119	1.496	19,836,932
	2012	1.011	1.119	21,533,958
	2011	1.066	1.011	24,151,885
	2010	0.851	1.066	25,389,324
Stock Index Fund (Division 10)	2019	11.583	15.064	44,785,274
	2018	12.255	11.583	50,584,391
	2017	10.174	12.255	55,391,493
	2016	9.190	10.174	61,757,828
	2015	9.168	9.190	67,045,867
	2014	8.158	9.168	74,941,838
	2013	6.234	8.158	85,677,333
	2012	5.437	6.234	92,150,571
	2011	5.383	5.437	99,347,937
	2010	4.731	5.383	106,396,401
Systematic Core Fund (Division 16)	2019	4.474	5.799	3,552,469
	2018	4.788	4.474	3,982,374
	2017	3.986	4.788	4,279,534
	2016	3.613	3.986	4,503,230
	2015	3.645	3.613	5,404,257
	2014	3.219	3.645	5,453,330
	2013	2.446	3.219	5,533,649
	2012	2.175	2.446	5,583,790
	2011	2.293	2.175	6,162,402
	2010	2.058	2.293	6,362,314
Systematic Value Fund (Division 75)	2019	2.006	2.464	3,219,681
	2018	2.283	2.006	3,499,941
	2017	1.948	2.283	3,875,786
	2016	1.725	1.948	3,938,558
	2015	1.762	1.725	4,037,846
	2014	1.652	1.762	4,011,853
	2013	1.220	1.652	3,646,084
	2012	1.079	1.220	3,746,213
	2011	1.070	1.079	4,630,772
	2010	0.942	1.070	3,600,540
Value Fund (Division 74)	2019	2.283	2.886	5,759,250
	2018	2.554	2.283	6,397,488
	2017	2.232	2.554	7,517,360
	2016	1.985	2.232	8,604,534
	2015	2.067	1.985	9,799,930
	2014	1.870	2.067	10,934,130
	2013	1.438	1.870	12,024,133
	2012	1.239	1.438	13,755,866
	2011	1.278	1.239	25,044,590
	2010	1.122	1.278	26,658,040
VALIC Company II
Aggressive Growth Lifestyle Fund (Division 48)	2019	3.207	3.924	23,544,119
	2018	3.528	3.207	24,484,941
	2017	3.051	3.528	25,326,199
	2016	2.820	3.051	26,320,156
	2015	2.861	2.820	26,480,502
	2014	2.759	2.861	25,984,675
	2013	2.274	2.759	24,114,671
	2012	1.985	2.274	22,876,613
	2011	1.999	1.985	17,666,931
	2010	1.734	1.999	11,724,872
Capital Appreciation Fund (Division 39)	2019	2.228	2.829	2,788,840
	2018	2.217	2.228	3,029,123
	2017	1.802	2.217	3,140,122
	2016	1.775	1.802	3,482,066
	2015	1.687	1.775	3,900,077
	2014	1.562	1.687	4,607,486
	2013	1.154	1.562	4,975,017
	2012	0.984	1.154	5,670,425
	2011	1.009	0.984	5,861,490
	2010	0.887	1.009	6,782,811

A-3

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Conservative Growth Lifestyle Fund (Division 50)	2019	2.899	3.360	10,464,816
	2018	3.103	2.899	10,374,845
	2017	2.830	3.103	11,255,331
	2016	2.669	2.830	11,200,886
	2015	2.720	2.669	11,995,677
	2014	2.639	2.720	12,201,020
	2013	2.426	2.639	11,996,925
	2012	2.181	2.426	10,075,821
	2011	2.120	2.181	12,981,590
	2010	1.879	2.120	10,541,653
Core Bond Fund (Division 58)	2019	2.111	2.318	75,292,837
	2018	2.167	2.111	79,278,207
	2017	2.083	2.167	72,844,149
	2016	2.025	2.083	62,113,329
	2015	2.040	2.025	56,285,421
	2014	1.945	2.040	48,958,055
	2013	1.992	1.945	44,601,788
	2012	1.865	1.992	28,914,144
	2011	1.766	1.865	27,821,085
	2010	1.620	1.766	21,687,496
Government Money Market II Fund (Division 44)	2019	1.260	1.274	20,580,067
	2018	1.252	1.260	22,110,588
	2017	1.254	1.252	24,735,706
	2016	1.261	1.254	27,388,198
	2015	1.268	1.261	29,775,293
	2014	1.275	1.268	30,418,662
	2013	1.282	1.275	33,939,474
	2012	1.289	1.282	34,128,299
	2011	1.296	1.289	38,060,038
	2010	1.303	1.296	38,478,735
High Yield Bond Fund (Division 60)	2019	2.859	3.269	23,381,215
	2018	2.971	2.859	24,582,653
	2017	2.768	2.971	26,711,252
	2016	2.465	2.768	25,917,930
	2015	2.573	2.465	22,728,765
	2014	2.516	2.573	20,201,893
	2013	2.405	2.516	17,431,423
	2012	2.126	2.405	17,095,444
	2011	2.047	2.126	16,213,219
	2010	1.813	2.047	17,154,143
International Opportunities Fund (Division 33)	2019	2.574	3.218	31,450,290
	2018	3.137	2.574	33,389,626
	2017	2.263	3.137	32,772,579
	2016	2.289	2.263	34,473,646
	2015	2.121	2.289	37,901,307
	2014	2.250	2.121	39,901,113
	2013	1.868	2.250	32,352,067
	2012	1.539	1.868	36,161,481
	2011	1.925	1.539	41,901,488
	2010	1.613	1.925	44,613,482
Large Cap Value Fund (Division 40)	2019	3.297	4.163	7,356,367
	2018	3.688	3.297	8,223,479
	2017	3.223	3.688	10,481,141
	2016	2.768	3.223	10,251,169
	2015	2.863	2.768	12,514,024
	2014	2.600	2.863	12,457,421
	2013	1.931	2.600	13,798,109
	2012	1.661	1.931	14,666,290
	2011	1.746	1.661	16,738,210
	2010	1.515	1.746	17,449,668
Mid Cap Growth Fund (Division 37)	2019	2.383	3.143	6,895,453
	2018	2.588	2.383	7,383,054
	2017	1.978	2.588	7,105,106
	2016	1.900	1.978	6,713,360
	2015	1.928	1.900	7,755,450
	2014	1.897	1.928	9,069,731
	2013	1.456	1.897	10,826,059
	2012	1.315	1.456	11,102,533
	2011	1.393	1.315	13,429,593
	2010	1.147	1.393	14,857,122
Mid Cap Value Fund (Division 38)	2019	5.848	7.568	17,893,009
	2018	6.919	5.848	19,664,469
	2017	6.078	6.919	23,276,220
	2016	5.358	6.078	27,508,281
	2015	5.465	5.358	29,973,459
	2014	5.149	5.465	31,054,066
	2013	3.852	5.149	34,604,306
	2012	3.181	3.852	39,740,801
	2011	3.507	3.181	46,427,884
	2010	2.885	3.507	43,359,711
Moderate Growth Lifestyle Fund (Division 49)	2019	3.244	3.891	29,648,128
	2018	3.508	3.244	30,179,070
	2017	3.105	3.508	31,674,065
	2016	2.880	3.105	32,356,708
	2015	2.923	2.880	32,714,629
	2014	2.819	2.923	32,610,660
	2013	2.431	2.819	30,398,261
	2012	2.150	2.431	27,927,208
	2011	2.135	2.150	20,461,065
	2010	1.869	2.135	16,247,558
Small Cap Growth Fund (Division 35)	2019	3.844	5.264	5,686,595
	2018	4.054	3.844	6,003,628
	2017	2.882	4.054	5,251,622
	2016	2.687	2.882	4,885,251
	2015	2.735	2.687	5,521,926
	2014	2.750	2.735	5,978,751
	2013	1.872	2.750	6,583,752
	2012	1.675	1.872	6,611,494
	2011	1.758	1.675	7,410,549
	2010	1.322	1.758	7,939,435
Small Cap Value Fund (Division 36)	2019	3.953	4.686	12,395,483
	2018	4.708	3.953	13,461,000
	2017	4.511	4.708	16,483,015
	2016	3.487	4.511	18,292,695
	2015	3.751	3.487	21,123,140
	2014	3.574	3.751	22,960,888
	2013	2.638	3.574	20,182,816
	2012	2.305	2.638	25,083,046
	2011	2.513	2.305	27,927,341
	2010	2.009	2.513	32,622,022
Strategic Bond Fund (Division 59)	2019	2.955	3.272	34,233,084
	2018	3.080	2.955	36,751,092
	2017	2.900	3.080	38,139,997
	2016	2.695	2.900	36,715,779
	2015	2.764	2.695	35,296,785
	2014	2.674	2.764	37,036,796
	2013	2.681	2.674	37,385,284
	2012	2.399	2.681	39,526,003
	2011	2.312	2.399	37,914,456
	2010	2.094	2.312	34,423,137

A-4

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
U.S. Socially Responsible Fund (Division 41)	2019	3.205	4.197	28,654,447
	2018	3.399	3.205	31,690,990
	2017	2.833	3.399	37,819,072
	2016	2.574	2.833	43,351,923
	2015	2.560	2.574	48,075,504
	2014	2.228	2.560	42,945,823
	2013	1.654	2.228	30,501,810
	2012	1.444	1.654	37,063,897
	2011	1.433	1.444	54,625,364
	2010	1.257	1.433	64,986,935
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Division 90)	2019	0.941	1.212	27,639,981
	2018	1.014	0.941	30,609,331
	2017	1.809	1.014	33,158,137
	2016	1.790	1.809	15,566,507
	2015	1.697	1.790	17,553,869
	2014	1.599	1.697	18,871,725
	2013	1.219	1.599	21,072,272
	2012	1.095	1.219	24,374,008
	2011	1.068	1.095	25,370,025
	2010	0.945	1.068	26,865,665
Ariel Appreciation Fund (Division 69)	2019	3.381	4.179	12,851,949
	2018	3.963	3.381	14,231,199
	2017	3.471	3.963	16,126,086
	2016	3.105	3.471	18,051,346
	2015	3.338	3.105	22,122,463
	2014	3.111	3.338	25,190,447
	2013	2.145	3.111	26,417,074
	2012	1.812	2.145	27,300,814
	2011	1.971	1.812	28,399,622
	2010	1.661	1.971	29,827,419
Ariel Fund (Division 68)	2019	3.604	4.457	21,331,134
	2018	4.208	3.604	23,828,270
	2017	3.660	4.208	26,903,355
	2016	3.193	3.660	29,348,319
	2015	3.356	3.193	33,078,981
	2014	3.049	3.356	37,221,506
	2013	2.124	3.049	40,811,178
	2012	1.780	2.124	42,035,543
	2011	2.024	1.780	47,909,726
	2010	1.619	2.024	49,429,131
Invesco Balanced-Risk Commodity Strategy Fund (Division 102)	2019	0.593	0.615	34,811,593
	2018	0.680	0.593	34,493,997
	2017	0.653	0.680	44,221,276
	2016	0.588	0.653	42,773,415
	2015	0.710	0.588	60,454,366
	2014	0.849	0.710	52,554,574
	2013	0.994	0.849	44,531,740
	2012	0.967	0.994	34,289,736
	2011	—	0.967	151,444
T Rowe Price Retirement 2015 Fund (Division 104)	2019	1.108	1.286	1,213,214
	2018	1.168	1.108	1,014,452
	2017	1.041	1.168	472,888
	2016	0.980	1.041	566,371
	2015	—	0.980	82,017
T Rowe Price Retirement 2020 Fund (Division 105)	2019	1.124	1.328	3,085,017
	2018	1.195	1.124	2,102,201
	2017	1.043	1.195	1,715,884
	2016	0.981	1.043	914,109
	2015	—	0.981	275,657
T Rowe Price Retirement 2025 Fund (Division 106)	2019	1.138	1.362	3,284,596
	2018	1.218	1.138	2,693,498
	2017	1.046	1.218	2,179,310
	2016	0.983	1.046	905,207
	2015	—	0.983	351,090
T Rowe Price Retirement 2030 Fund (Division 107)	2019	1.149	1.393	4,949,953
	2018	1.240	1.149	3,519,887
	2017	1.049	1.240	2,901,357
	2016	0.984	1.049	1,837,172
	2015	—	0.984	385,779
T Rowe Price Retirement 2035 Fund (Division 108)	2019	1.156	1.416	3,036,446
	2018	1.256	1.156	2,329,982
	2017	1.050	1.256	1,732,904
	2016	0.986	1.050	986,040
	2015	—	0.986	213,447
T Rowe Price Retirement 2040 Fund (Division 109)	2019	1.163	1.435	3,136,158
	2018	1.267	1.163	2,381,451
	2017	1.050	1.267	1,748,062
	2016	0.986	1.050	1,004,776
	2015	—	0.986	172,957
T Rowe Price Retirement 2045 Fund (Division 110)	2019	1.164	1.444	3,535,204
	2018	1,273	1.164	2,489,425
	2017	1.051	1.273	1,668,360
	2016	0.986	1.051	599,486
	2015	—	0.986	152,302
T Rowe Price Retirement 2050 Fund (Division 111)	2019	1.163	1.444	2,333,805
	2018	1.273	1.163	1,668,511
	2017	1.051	1.273	1,190,509
	2016	0.986	1.051	564,017
	2015	—	0.986	103,899
T Rowe Price Retirement 2055 Fund (Division 112)	2019	1.163	1.443	1,030,438
	2018	1.272	1.163	623,773
	2017	1.051	1.272	354,534
	2016	0.986	1.051	165,454
	2015	—	0.986	76,310
T Rowe Price Retirement 2060 Fund (Division 113)	2019	1.164	1.443	1,107,107
	2018	1.273	1.164	515,479
	2017	1.051	1.273	243,097
	2016	0.986	1.051	127,339
	2015	—	0.986	39,039
Vanguard LifeStrategy Conservative Growth Fund (Division 54)	2019	2.222	2.544	6,118,075
	2018	2.314	2.222	6,100,317
	2017	2.107	2.314	6,140,492
	2016	2.011	2.107	6,486,542
	2015	2.035	2.011	6,517,014
	2014	1.923	2.035	6,659,984
	2013	1.782	1.923	6,497,184
	2012	1.649	1.782	6,821,675
	2011	1.638	1.649	6,396,660
	2010	1.489	1.638	6,598,364
Vanguard LifeStrategy Growth Fund (Division 52)	2019	2.532	3.085	12,220,780
	2018	2.748	2.532	12,791,660
	2017	2.330	2.748	12,521,617
	2016	2.173	2.330	12,448,965
	2015	2.222	2.173	12,183,919
	2014	2.095	2.222	12,362,478
	2013	1.747	2.095	12,590,424
	2012	1.544	1.747	12,906,656
	2011	1.596	1.544	13,373,358
	2010	1.402	1.596	12,959,475

A-5

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Vanguard LifeStrategy Moderate Growth Fund (Division 53)	2019	2.435	2.876	12,534,025
	2018	2.588	2.435	13,122,652
	2017	2.273	2.588	14,173,953
	2016	2.144	2.273	14,091,187
	2015	2.179	2.144	13,659,443
	2014	2.057	2.179	14,339,189
	2013	1.806	2.057	14,664,820
	2012	1.633	1.806	15,303,121
	2011	1.646	1.633	15,183,482
	2010	1.468	1.646	14,224,933
Vanguard Long-Term Investment-Grade Fund (Division 22)	2019	3.756	4.486	11,222,760
	2018	4.025	3.756	12,792,721
	2017	3.625	4.025	12,879,088
	2016	3.390	3.625	13,918,256
	2015	3.494	3.390	11,527,141
	2014	2.981	3.494	12,718,245
	2013	3.192	2.981	13,812,149
	2012	2.882	3.192	16,687,698
	2011	2.479	2.882	17,240,348
	2010	2.257	2.479	17,859,422
Vanguard Long-Term Treasury Fund (Division 23)	2019	3.617	4.095	11,195,316
	2018	3.717	3.617	11,582,034
	2017	3.451	3.717	12,912,245
	2016	3.437	3.451	14,140,808
	2015	3.519	3.437	14,429,617
	2014	2.832	3.519	16,624,918
	2013	3.282	2.832	17,574,174
	2012	3.198	3.282	21,576,605
	2011	2.494	3.198	23,805,059
	2010	2.308	2.494	26,416,159
Vanguard Wellington Fund (Division 25)	2019	4.932	5.979	56,365,003
	2018	5.161	4.932	61,791,478
	2017	4.546	5.161	68,329,815
	2016	4.138	4.546	71,277,216
	2015	4.180	4.138	77,177,871
	2014	3.846	4.180	81,024,093
	2013	3.248	3.846	84,795,382
	2012	2.916	3.248	94,415,954
	2011	2.837	2.916	108,944,504
	2010	2.584	2.837	121,148,721
Vanguard Windsor II Fund (Division 24)	2019	4.463	5.698	62,900,376
	2018	4.933	4.463	68,531,215
	2017	4.269	4.933	74,936,854
	2016	3.804	4.269	82,594,226
	2015	3.972	3.804	92,279,579
	2014	3.611	3.972	98,076,554
	2013	2.792	3.611	100,554,099
	2012	2.417	2.792	108,172,730
	2011	2.379	2.417	122,759,875
	2010	2.173	2.379	134,595,533

A-6

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms

Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.

Benefit Anniversary — the first day of each Benefit Year.

Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.

Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.

Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.

Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.

Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.

Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.

Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.

Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.

Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.

Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.

B-1

Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.

Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.

IncomeLOCK Plus

The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Fee Table

The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.

The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLock Plus Fee Formula” below.

We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.

IncomeLOCK Plus Fee Formula

The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.

If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.

B-2

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Amounts Received Under IncomeLOCK Plus — Summary

If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.

You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

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If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for more information regarding your investment restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

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Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program

We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.

You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.

Additional Important Information Applicable to IncomeLOCK Plus

If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.

Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.

IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the

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requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.

IncomeLOCK Plus Options

You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Age Requirements and Covered Persons

To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.

If you elect one Covered Person:

	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80

If you elect two Covered Persons:

	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)	The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.

Covered Persons can be any of the following:

If you elect one Covered Person:

•	The Contract Owner

•	The annuitant (for Contracts not naturally-owned)

If you elect two Covered Persons:

•	The Contract Owner and the 100% spousal primary beneficiary

•	The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)

•	Spousal joint annuitants (for Contracts not naturally-owned)

Ownership changes can affect IncomeLOCK Plus as follows:

If you elect one Covered Person:

An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:

1.	Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and

2.	Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.

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If you elect two Covered Persons:

Ownership changes that do not eliminate the second Covered Person’s guarantee include:

1.	Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and

2.	Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).

Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:

1.	Removal or replacement of the original spousal beneficiary; and

2.	Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.

Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.

Amounts Received under the Benefit

The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%

* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

Calculation of the Value of each Component of the Benefit

The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.

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Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.

Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Fifth, we determine the Income Credit.

The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.

Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.

Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.

Increase of the Benefit Base and Income Credit Base

On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.

On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.

Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

Cancellation of IncomeLOCK Plus

IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.

Automatic Termination of IncomeLOCK Plus

The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.

2.	A death benefit is paid, and the Contract is terminated.

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3.	Full surrender or termination of the Contract.

4.	Full or partial annuitization of the Contract.

5.	Upon the death of the single Covered Person (for single life benefit).

6.	Upon the death of the second (surviving) Covered Person (for joint lives benefit).

7.	Any change of ownership except as noted above.

Withdrawals under the Living Benefits

The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.

The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:

(1)	No withdrawals in addition to the RMD are taken in that same year;

(2)	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

(3)

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

(4)	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.

If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.

Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.

You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.

Withdrawal under IncomeLOCK Plus

The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.

Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.

The impact of withdrawals on specific factors is further explained below:

Benefit Base and Income Credit Base:    If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

Maximum Annual Withdrawal Amount:    The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any

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Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Protected Income Payment:    If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.

If your Account Value is Reduced to Zero

All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.

When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:

1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

2.	Any payment option mutually agreeable between you and us.

Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Latest Annuity Date

If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.

If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:

1.	Annuitize the Account Value under the Contract’s annuity provisions; or

2.	Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

3.	Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).

Death Benefits under IncomeLOCK Plus

If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.

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If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract with IncomeLOCK Plus and its corresponding fee.

The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.

Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.

For more information on death benefits, see “Death Benefits” in the prospectus.

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013

Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:

Fee Tables

The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1

For Endorsement Dates of December 26, 2012 through February 24, 2013:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

For Endorsement Dates of May 1, 2012 through December 25, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%

For Endorsement Dates prior to May 1, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. Although IncomeLOCK +6 is still available for purchase as of the date of

[1]

The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.

[2]

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.

[3]	The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.

B-11

this prospectus, IncomeLOCK +8 is no longer available as of February 25, 2013.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals.

For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.

Amounts Received Under IncomeLOCK Plus

You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).

In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.

While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.

The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.

Note, however, that taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).

The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.

B-12

For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%

* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

IncomeLOCK +8

Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life

For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%

For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

B-13

Living Benefits Elected prior to December 26, 2012. If you elected IncomeLOCK Plus prior to December 26, 2012, you may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio in accordance with the minimum and maximum percentages below.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	30%[4] Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-14

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Small-Mid Growth Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.

The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program.

If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.

See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.

IncomeLOCK Plus Options

If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.

Calculation of the Value of each Component of the Benefit

The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLock Plus Options.”

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-15

The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”

First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:

1.	100% of Purchase Payments received in the first contract year; and

2.	Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.

For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.

If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third Benefit Anniversary.

See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.

Automatic Termination of IncomeLOCK Plus

In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	The Contract Owner elects to take a loan from the Contract while the benefit is in effect.

2.	The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.

Surrender of Account Value

If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.

Loans

If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

IncomeLOCK

IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.

B-16

In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:

Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.

Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.

Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.

Extension Offer

The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

B-17

Fee Table

The IncomeLOCK fee is calculated as a percentage of the Benefit Base.6

Fee Period	Maximum Annual Fee Rate
All years	0.90%[7]

The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

IncomeLOCK Features

IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:

• Before 5th Benefit Year anniversary:	5%

• On or after 5th Benefit Year anniversary:	7%

• On or after 10th Benefit Year anniversary:	10%

• On or after 20th Benefit Year anniversary:	10%

• On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

Investment Restrictions

As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	20% Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[6]

IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.

[7]

For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-18

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Small-Mid Growth Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Contract Owners who elected IncomeLOCK prior to July 2, 2012 may select Guided Portfolio Advantage, a financial service offered by VALIC Financial Advisors, Inc.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements

Additional Important Information about IncomeLOCK

If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.

IncomeLOCK Components

The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-19

The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.

Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension		MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years		5%
On or after 5th Benefit Anniversary.	7%	14.28 Years		7%
On or after 10th Benefit Anniversary	10%	10 Years		7%
On or after 20th Benefit Anniversary	10%	10 Years		10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday	5%	Life of the Contract Owner	[9]	5%

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.

Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.

Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

[9]

Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

B-20

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1.	The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or

2.	Full or partial annuitization of the Contract; or

3.	Full surrender of the Contract; or

4.	A death benefit is paid, or

5.	You elect to take a loan from the Contract; or

6.	Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if withdrawals in excess of the MAWA in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1.	An ownership change which results in a change of the older Contract Owner;[10] or

2.	Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or

3.	Death of the Contract Owner; or

4.	A withdrawal in excess of the 5% MAWA.[11]

Surrender of Account Value

The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.

The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1.	No withdrawals in addition to the RMD are taken in that same year;

2.	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3.

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

4.	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.

Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.

The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit

[10]

If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

[11]

However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.

B-21

Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.

Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.

Benefit Base: Withdrawals reduce the Benefit Base as follows:

1.	All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2.	Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

(a) is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;

(b) is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.

Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:

1.	If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2.	If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

Minimum Withdrawal Period (MWP): The MWP is calculated as follows:

1.	If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2.	If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1)	In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,

(2)	If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period,

B-22

subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Death Benefits

Spousal Beneficiary

Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Loans

If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

B-23

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look

If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service

Center.

California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service Center.	Arkansas
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit	For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.	Florida
Surrender Charge	For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.	Oregon
Surrender Charge	For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.	Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax	For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period.	South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

© 2020 American International Group, Inc.

All Rights Reserved.

C-1

The Variable Annuity Life Insurance Company

Separate Account A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.40 to 12.40	April 30, 2020

Prospectus

The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as “Portfolio Director” in this prospectus), comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated April 30, 2020, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information (“SAI”) is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is available along with other related materials at the SEC’s internet web site (http://www.sec.gov).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for variable account options available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from VALIC electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

 You may elect to receive all future reports in paper free of charge. You can inform VALIC that you wish to continue receiving paper copies of your shareholder reports by contacting 1-800-448-2542. Your election to receive reports in paper will apply to all variable account options available under your Contract.

Investment in the Contracts is subject to risk that may cause the value of the Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments. The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options

VALIC Company I Funds

Asset Allocation Fund

Blue Chip Growth Fund

Capital Conservation Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

Value Fund

VALIC Company II Funds

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Large Cap Value Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

2

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.

Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.

Assumed Investment Rate —The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.

Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time (“Market Close”). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

Code — the Internal Revenue Code of 1986, as amended.

Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Guided Portfolio AdvantageSM /Guided Portfolio Services® (“GPA” and “GPS”, respectively) — are financial advice services offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan.

Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.

Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

Participant Year — a 12 month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.

Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.

Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also may be called the “Annuity Period.”

Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the “Accumulation Period.”

Purchase Unit — a unit of interest owned by you in your Variable Account Option.

Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.

VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.

3

Fee Tables

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)	5.00%
Maximum Loan Application Fee (per loan)	$75
State Premium Taxes (as a percentage of the amount annuitized) (2)	0-3.5%

The following table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Annual Separate Account Charges

Annual Variable Account Option Maintenance Charge ($3.75/quarter, annualized) (3)			$15

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (34 Funds)	0.60	—	0.60
VALIC Company II Funds (6) (15 Funds)	0.60	(0.25)	0.35
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	0.85	(0.25)	0.60
Ariel Appreciation Fund (Investor Shares)	0.85	(0.25)	0.60
Ariel Fund (Investor Shares)	0.85	(0.25)	0.60
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	0.85	(0.25)	0.60
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	0.85	(0.25)	0.60
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	0.85	—	0.85
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	0.85	(0.25)	0.60
Vanguard Long-Term Treasury Fund (Investor Shares)	0.85	(0.25)	0.60
Vanguard Wellington Fund (Investor Shares)	0.85	—	0.85
Vanguard Windsor II Fund (Investor Shares)	0.85	—	0.85

Optional IncomeLOCK Plus Fee

If you elected this optional Living Benefit feature, the fee for IncomeLOCK Plus is calculated as a percentage of the Benefit Base.(7)

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate (8)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

Total Annual Fund Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail about each Funds’ fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum (9)	Maximum (10)
(Expenses that are deducted from Fund assets, including management fees, other expenses, distribution and service (including any 12b-1) fees, if applicable)	0.12%	1.27%

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Footnotes to the Fee Tables

(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(2) If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Payout Period. See “Premium Tax Charge” section and “Appendix C — State Contract Variability.”

(3) Reductions in the account maintenance charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I and VALIC Company II Funds available as Variable Account Options.

(7) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B.”

(8) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. For the formula to calculate the fee, see “Appendix B.”

Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	2.20%	+/-0.25%
Two Covered Persons	0.60%	2.70%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

In accordance with the investment requirements associated with the election of a Living Benefit, you may, but are not required to, invest a portion of your assets in the Dynamic Allocation Fund. The Dynamic Allocation Fund utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the equity market is in a prolonged state of higher volatility, your Fee Rate may be increased due to VIX indexing and the Dynamic Allocation Fund may decrease its exposure to equity markets, thereby potentially reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets compromising the Benefit Base. Conversely, when the equity market is in a prolonged state of lower volatility, your Fee Rate may be decreased and the Dynamic Allocation Fund may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

(9) The Fund with the lowest total annual fund operating expenses is the Vanguard LifeStrategy Conservative Growth Fund. However, the Vanguard Long-Term Treasury Fund Variable Account Option has the lowest combined expenses, which includes the net Separate Account Charges and total fund annual fund operating expenses (0.60% and 0.20%, respectively).

(10) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund. The Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses exceed 1.15% of the Fund’s average daily net assets. Unless the adviser continues the expense limit/fee waiver agreement, the agreement will terminate on or after February 28, 2021. The agreement cannot be or amended to increase the expense limits without the approval of the Fund’s board of trustees. See the Fund’s prospectus for additional information regarding the contractual expense limitation.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes you invest in the Variable Account Option with the maximum total fund expenses (1.27%) and Separate Account Charges (0.60%) for total combined expenses of 1.87% (Invesco Balanced-Risk Commodity Strategy Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$668	$1,124	$1,583	$2,330

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$205	$632	$1,083	$2,330

The second set of examples assumes you invest in the Variable Account Option with the minimum total fund expenses (0.20%) and Separate Account Charges (0.60%) for total combined expenses of 0.80% (Vanguard Long-Term Treasury Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$565	$800	$1,018	$1,137

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$97	$300	$518	$1,137

The third set of examples is applicable if you previously elected the IncomeLOCK Plus feature and assumes you invest in the Variable Account Option with the maximum total fund expenses (1.27%) and Separate Account Charges (0.60%) for total combined expenses of 1.87% (Invesco Balanced-Risk Commodity Strategy Fund), and election of the IncomeLOCK Plus feature for Two Covered Persons (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$797	$1,876	$2,832	$4,785

(2) If you annuitize your Contract or you do not surrender your Contract (the IncomeLOCK Plus feature terminates at annuitization):

1 Year	3 Years	5 Years	10 Years
$340	$1,422	$2,376	$4,785

Note: These examples should not be considered representative of past or future expenses for any Variable Account Option or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

For Purchase Unit data for each of the Variable Account Options offered by this prospectus, which includes annual beginning and ending unit values and the number of units outstanding at the end of each period, see “Appendix A — Selected Purchase Unit Data.”

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Highlights

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements:    Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Code limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the “Purchase Period.”

Right to Cancel:    You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See “Other Contract Features.”

Expenses:    There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct Separate Account Charges of up to 0.85% annually of the average daily value of your Contract allocated to the Variable Account Options. See the “Fee Tables” and “Fees and Charges.”

Living Benefits:    A Living Benefit is a guaranteed minimum withdrawal benefit and is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. Living Benefits (IncomeLOCK +6, IncomeLOCK +8 and IncomeLOCK) are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Federal Tax Information:    Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see “Federal Tax Matters.”

Surrender Charges:    Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled “Fees and Charges — Surrender Charge.” When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months. See the above mentioned section for exceptions to this procedure.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money:    You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See “Surrender of Account Value” and “Federal Tax Matters.”

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Loans:    Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (“IRAs”), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid). If you elected IncomeLOCK Plus, see Appendix B for limitations on your ability to take loans.

Transfers:    There is no charge to transfer the money in your account among Portfolio Director’s investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC’s toll-free transfer service at 1-800-448-2542. For more information on account transfers, see “Transfers Between Investment Options.”

Income Options:    When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See “Payout Period.”

Death Benefits:    Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The death benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Note that the death benefit provisions may vary from state to state. See “Death Benefits.”

Inquiries:    If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.

All material state variations are described in Appendix C.

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract, and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array

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of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, SunAmerica Financial Group, Inc., formerly American General Corporation (“SAFG”), a holding company and VALIC’s indirect parent company, was acquired by American International Group, Inc., a Delaware corporation (“AIG”). As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).

VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the

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Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC’s, and AIG and SAFG have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

As of the date of this prospectus, the principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.

VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.

VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).

For more information about how your financial professional may be compensated, please contact your financial professional.

In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.

VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.

VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.

These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.

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Administration of the Contracts

VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests.

Business Disruption and Cyber Security Risks.

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your Contract and personal information due to cyber-attacks or information security breaches in the future.

Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other Contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.

Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.

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Fixed Account Options	Investment Objective
Fixed Account Plus	This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Short-Term Fixed Account	This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)	This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.

Variable Account Options

The Contracts enable you to participate in Divisions that represent the Variable Account Options shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B below.

Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Code requirements concerning investor control. Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I and II.

The Variable Account Options shown below are grouped by asset class (e.g., domestic large-cap equity, small-cap equity, fixed income, and others). We also identify each Fund’s investment adviser and, if applicable, investment sub-adviser. See the separate Fund prospectuses for more detailed information on each Fund’s management fees and total expenses, investment objective, strategies and risks, as well as a history of any changes to a Fund’s investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.valic.com.

Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

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Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides information about the importance of diversification online at www.dol.gov/ebsa/investing.html.

SunAmerica Asset Management, LLC (“SunAmerica”) is affiliated with the adviser, VALIC, due to common ownership.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser
Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Large Cap Value Fund	Adviser: VALIC Sub-Advisers: BNY Mellon Asset Management North America Corporation and Janus Capital Management LLC (“Janus”) Sub-Sub-Adviser: Perkins Investment Management LLC, an affiliate of Janus

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Core Equity Fund	Adviser: VALIC Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)	Systematic Core Fund*	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	Systematic Value Fund**	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund***	Adviser: VALIC Sub-Adviser: SunAmerica

Large Cap Core Fund	Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisors, LLC (“Columbia Management”)	Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; Sanders Capital, LLC; and The Vanguard Group, Inc. (“Vanguard”)

*	Formerly the Growth & Income Fund (Sub-Adviser J.P. Morgan Investment Management Inc.). It is expected that the changes will be effective on or about April 27, 2020.
**	Effective October 1, 2019, the VALIC Company I Broad Cap Value Income Fund changed its name to the Systematic Value Fund.
***	Effective June 4, 2019, the VALIC Company II Socially Responsible Fund changed its name to the U.S. Socially Responsible Fund.

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus and Allianz Global Investors U.S., LLC (“Allianz”)

Mid Cap Growth Fund	Adviser: VALIC Sub-Adviser: Wellington Management	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Small-Mid Growth Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Aggressive Growth Fund	Adviser: VALIC Sub-Adviser: Victory Capital Management Inc.	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

Small Cap Fund	Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. (“JPMIM”), T. Rowe Price and Bridgeway Capital Management, LLC	Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Templeton Investment Counsel, LLC	International Socially Responsible Fund*	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

*	Effective June 4, 2019, the VALIC Company I Global Social Awareness Fund changed its name to the International Socially Responsible Fund.

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) and Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco

Health Sciences Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price	Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund	The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is Vanguard.
T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund
T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

Fixed Income Asset Class

Capital Conservation Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: PineBridge

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Strategic Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market II Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Treasury Fund	Adviser: Vanguard

High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management

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The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

A detailed description of the fees and investment objective, strategies, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available online at www.valic.com.

Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	-0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, we will promptly:

•

Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or

•

Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or

•	Reject the application and return the Purchase Payment.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments.    If we do not have your name, address or Social Security Number (“SSN”), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account.    At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or

Starter Account.    If we have your name, address and SSN, but we do not have an agreement with your employer for employer directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option

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available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

Value of Your Fixed Account Options*
=	(equals) All Purchase Payments made to the Fixed Account Options
+	(plus) Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus) All interest earned
–	(minus) Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*	This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the “Fixed and Variable Account Options” section in this prospectus and in

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each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Government Money Market I or II Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Government Money Market I or II Fund, will lose value.

Premium Enhancement Credit

From time to time, VALIC may offer a premium enhancement credit (“Premium Enhancement”) to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant’s Eligible Deposits to the account.

Eligibility Criteria

Participants.    An “Eligible Participant” is any Participant establishing a new Portfolio Director account in the nonqualified or IRA markets that is subject to a full Contract surrender charge.

Rollover Deposits.    A Premium Enhancement may be paid following the receipt and crediting of an initial Purchase Payment that is rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program (“Eligible Deposit”) on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period from the date of the initial Purchase Payment in order to meet any minimum requirement. An Eligible Deposit does not include a Purchase Payment made after 90 days from the initial Purchase Payment; a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts.    This program is available only to Portfolio Director accounts in the nonqualified and IRA markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract.

Important Information Applicable to the Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an “Eligible Purchase Payment” for the Living Benefits; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as “earnings” for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract’s free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial professional is affiliated. Check with your financial professional for availability and any other restrictions.

Stopping Purchase Payments

You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We

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will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.

Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.valic.com.

During the Purchase Period — Policy Against Market Timing and Frequent Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund, and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

•	Plan-level or employer-initiated transactions;

•	Purchase transactions involving transfers of assets or rollovers;

•	Retirement plan contributions, loans, and distributions (including hardship withdrawals);

•	Roth IRA conversions or IRA recharacterizations;

•	Systematic purchases or redemptions; or

•	Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time	If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.

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Fixed Account Option	Value	Frequency	Other Restrictions

Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

(1)	Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)	VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)	The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)	The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

•	The date of receipt, if received in our Home Office before Market Close; otherwise,

•	The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract’s investment options subject to the following limitations:

Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A

Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:

•	Account Maintenance Charge

•	Surrender Charge

•	Premium Tax Charge

•	Separate Account Charges

•	Market Value Adjustment

•	Other Charges

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These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out. See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.

Amount of Surrender Charge

A surrender charge will be the lesser of:

•	Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

•	Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See “Federal Tax Matters” for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

•	To money applied to provide a Payout Option;

•	To death benefits;

•	If no Purchase Payments have been received during the 60 months prior to the date of surrender;

•	If your account has been in effect for 15 years or longer;

•	If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

•	To “No Charge Systematic Withdrawals”;

•	Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

•

If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or

•	If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

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•

For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.

Separate Account Charges

The Separate Account Charges for each Variable Account Option are shown in the Fee Tables of this prospectus. The maximum charges range from 0.60% to 0.85% depending on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The current (net) charges range from 0.35% to 0.85%. The charge is deducted daily from the net assets.

These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

•	The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

•	The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

•	Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

•	The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

•	The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce surrender charges:

•	The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

•	The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

•	The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

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We review the following additional factors to determine whether we can reduce the Separate Account charges:

•	The frequency of Purchase Payments for your retirement program.

•	The size of your retirement program.

•	The amount of your retirement program’s periodic Purchase Payment.

•	The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We may also receive what is referred to as “12b-1 fees” from some of the Funds themselves. In addition, we may receive non-12b-1 service fees from certain funds. These fees are designed to help pay for our direct and indirect distribution costs. The 12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

We may use these 12b-1 and non-12b-1 service fees or a portion of the recordkeeping fees to directly reduce the maximum Separate Account Charges. The current Net Separate Account Charges of each Variable Account Option are reflected in the Fee Tables and range from 0.35% to 0.85%. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants. The maximum Separate Account Charges are guaranteed and may not be increased for the life of your Contract.

Market Value Adjustment (“MVA”)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Other Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.

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Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

•	Type and duration of payout option chosen;

•	Your age or your age and the age of your survivor (1);

•	Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

•	The portion of your Account Value being applied; and

•	The payout rate being applied and the frequency of the payments.

(1)	This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

•	From your existing Variable Account Options (payments will vary); with a

•	Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC

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by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

•

The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.

•

The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.

•

Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

•

In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

•

Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.

•

All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

•	The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1.	Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2.	Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3.	Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.

4.	Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.

5.	Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.

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Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.

Surrender of Account Value

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

•	allowed under federal and state law; and

•	allowed under your employer’s plan.

For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.

For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.

VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)	Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of

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your Purchase Payments received by us. The surrender value in a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

•	death benefits; and

•	certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option. Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

•	Payments to be made to you; and

•	Payment over a stated period of time, but not less than five years; and

•	Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on RMD’s if the withdrawal:

•	Is made payable to you; and

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•	Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.

Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable.

Beneficiary Information

The Beneficiary may receive death benefits:

•	In a lump sum;

•	In the form of an annuity under any of the Payout Options;

•	In partial payments over the Beneficiary’s life expectancy (where permitted); or

•	In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.

Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

Special Information for Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

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Death Benefit Before Age of 70

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:    Determine your Fixed Account Option Value by taking the greater of:

Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option

Step 2:    Determine your Variable Account Option Value by taking the greater of:

Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract

Step 3:    Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

This value may be adjusted if the total amount of any death benefit exceeds the Account Value.

Death Benefit On or After Age 70

The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Adjusted Purchase Payment Amount

The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

A.	100% of Purchase Payments
-	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).

Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the

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payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.

•	If the life only option or joint and survivor life option was chosen, there will be no death benefit.

•

If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

1.	Receive the present value of any remaining payments in a lump sum; or

2.	Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

3.	Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.

Other Contract Features

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

•	The Contract Owner (except for an individual nonqualified Contract);

•	The Participant; and

•	The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation — The “Free Look” Period

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the

Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. As noted previously, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract’s free look period. See the “Purchase Period — Premium Enhancement” section for more information. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer

30

available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer’s Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.

Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.

Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be

31

interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

•	Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

•	Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);

•	Section 408(b) traditional IRAs;

•	Section 408A Roth IRAs;

•	Section 457 deferred compensation plans of governmental and tax-exempt employers;

•	Section 408(k) SEPs and SARSEPs; and

•	Section 408(p) SIMPLE retirement accounts.

Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to

32

income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.

On March 30, 2010, the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.

In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:

•	Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

•	Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 1/2); and

•	Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020.

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Some provisions in the Act are subject to the terms of an employer’s retirement plan.

It is the understanding of VALIC, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

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Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are available on the SEC’s web site (http://www.sec.gov). You may request a free copy of the SAI, which includes the financial statements, by contacting our Annuity Service Center at 1-800-448-2542 or by mail at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. We encourage both existing and prospective contract owners to read and understand the financial statements.

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Appendix A — Selected Purchase Unit Data

Purchase units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.*

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
VALIC Company I
Asset Allocation Fund (Division 5)	2019	9.116	10.450	63,285
	2018	10.080	9.116	57,773
	2017	8.955	10.080	57,274
	2016	8.395	8.955	48,507
	2015	8.484	8.395	40,666
	2014	8.101	8.484	44,784
	2013	7.028	8.101	33,100
	2012	6.239	7.028	44,724
	2011	6.219	6.239	35,058
	2010	5.461	6.219	30,163
Blue Chip Growth Fund (Division 72)	2019	2.739	3.535	9,421,105
	2018	2.702	2.739	9,145,275
	2017	1.996	2.702	1,756,271
	2016	1.991	1.996	1,633,843
	2015	1.804	1.991	1,864,727
	2014	1.663	1.804	1,672,004
	2013	1.185	1.663	1,793,342
	2012	1.009	1.185	1,756,039
	2011	1.000	1.009	1,897,960
	2010	0.866	1.000	1,776,518
Capital Conservation Fund (Division 7)	2019	4.237	4.615	573,558
	2018	4.310	4.237	580,180
	2017	4.189	4.310	1,089,295
	2016	4.120	4.189	615,127
	2015	4.137	4.120	1,559,864
	2014	3.927	4.137	1,105,834
	2013	4.046	3.927	342,960
	2012	3.838	4.046	943,773
	2011	3.614	3.838	413,124
	2010	3.372	3.614	248,567
Core Equity Fund (Division 15)	2019	4.457	5.695	202,966
	2018	4.809	4.457	253,543
	2017	3.997	4.809	270,421
	2016	3.567	3.997	295,116
	2015	3.656	3.567	316,812
	2014	3.298	3.656	344,765
	2013	2.460	3.298	359,241
	2012	2.167	2.460	403,151
	2011	2.191	2.167	457,362
	2010	1.954	2.191	470,922
Dividend Value Fund (Division 21)	2019	3.611	4.433	43,471,136
	2018	3.991	3.611	23,015,834
	2017	3.401	3.991	698,263
	2016	2.932	3.401	769,147
	2015	2.969	2.932	590,519
	2014	2.734	2.969	665,162
	2013	2.115	2.734	637,780
	2012	1.890	2.115	1,902,684
	2011	1.758	1.890	1,363,711
	2010	1.551	1.758	364,431
Dynamic Allocation Fund (Division 103)	2019	1.320	1.579	176,983
	2018	1.427	1.320	177,928
	2017	1.194	1.427	484,334
	2016	1.146	1.194	554,339
	2015	1.208	1.146	574,571
	2014	1.166	1.208	628,529
	2013	0.998	1.166	583,498
	2012	—	0.998	—
Emerging Economies Fund (Division 87)	2019	0.993	1.188	34,306,634
	2018	1.239	0.993	16,879,853
	2017	0.882	1.239	6,171,379
	2016	0.796	0.882	6,358,011
	2015	0.937	0.796	5,638,907
	2014	0.998	0.937	5,163,653
	2013	1.033	0.998	5,495,210
	2012	0.874	1.033	5,362,560
	2011	1.011	0.874	3,777,789
	2010	0.914	1.011	3,630,966
Global Real Estate Fund (Division 101)	2019	1.463	1.810	50,816,729
	2018	1.566	1.463	22,013,430
	2017	1.384	1.566	1,429,523
	2016	1.361	1.384	1,419,437
	2015	1.369	1.361	1,310,082
	2014	1.229	1.369	1,143,332
	2013	1.183	1.229	1,020,894
	2012	0.908	1.183	1,052,469
	2011	0.993	0.908	1,102,048
	2010	0.845	0.993	903,921
Global Strategy Fund (Division 88)	2019	2.025	2.212	1,235,180
	2018	2.221	2.025	1,414,306
	2017	1.968	2.221	1,506,469
	2016	1.880	1.968	2,534,194
	2015	1.986	1.880	3,537,131
	2014	1.962	1.986	2,835,043
	2013	1.662	1.962	2,624,528
	2012	1.398	1.662	2,576,275
	2011	1.439	1.398	4,153,246
	2010	1.296	1.439	4,508,067
Government Money Market I Fund (Division 6)	2019	2.258	2.282	2,656,423
	2018	2.242	2.258	5,287,754
	2017	2.247	2.242	1,879,295
	2016	2.260	2.247	1,977,931
	2015	2.273	2.260	1,787,878
	2014	2.287	2.273	1,631,003
	2013	2.300	2.287	1,419,503
	2012	2.314	2.300	1,345,009
	2011	2.328	2.314	1,345,350
	2010	2.341	2.328	1,171,886
Government Securities Fund (Division 8)	2019	4.074	4.313	810,814
	2018	4.078	4.074	962,644
	2017	4.021	4.078	1,040,290
	2016	3.996	4.021	995,419
	2015	3.988	3.996	324,809
	2014	3.802	3.988	569,579
	2013	3.993	3.802	758,000
	2012	3.874	3.993	166,325
	2011	3.550	3.874	150,347
	2010	3.435	3.550	181,539
Growth Fund (Division 78)	2019	2.340	3.067	54,839,163
	2018	2.421	2.340	34,871,543
	2017	1.870	2.421	3,502,997
	2016	1.795	1.870	3,886,832
	2015	1.752	1.795	4,012,281
	2014	1.592	1.752	4,392,481
	2013	1.221	1.592	4,674,880
	2012	1.069	1.221	5,626,767
	2011	1.082	1.069	6,055,510
	2010	0.921	1.082	5,992,221

*	The 2011 data for the Invesco Balanced-Risk Commodity Strategy Fund begins on November 1, 2011, the date this Division was added to Portfolio Director. On March 23, 2012, the Lou Holland Growth Fund was merged into American Beacon Holland Large Cap Growth Fund. The data for 2011 and prior periods for the American Beacon Holland Large Cap Growth Fund (later referred to as the American Beacon Bridgeway Large Cap Growth II Fund) reflects the data for the Lou Holland Growth Fund. The 2012 data for the Dynamic Allocation Fund begins on December 26, 2012, the date this Division was added to Portfolio Director. While the T. Rowe Price Retirement Funds were added as Divisions on December 17, 2014, investments in the Divisions did not occur until 2015. On December 15, 2017, the American Beacon Bridgeway Large Cap Growth II Fund (formerly, the American Beacon Holland Large Cap Growth Fund) (“replaced option”) merged with and into the American Beacon Bridgeway Large Cap Growth Fund (“surviving option”). The surviving option, American Beacon Bridgeway Large Cap Growth Fund, was added as a Variable Account Option in your prospectus on such date.

A-1

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Health Sciences Fund (Division 73)	2019	5.480	7.018	1,465,473
	2018	5.460	5.480	1,540,583
	2017	4.303	5.460	1,269,436
	2016	4.836	4.303	1,367,460
	2015	4.319	4.836	1,740,688
	2014	3.302	4.319	1,519,365
	2013	2.200	3.302	1,350,959
	2012	1.680	2.200	1,324,666
	2011	1.530	1.680	1,526,741
	2010	1.329	1.530	1,395,941
Inflation Protected Fund (Division 77)	2019	1.362	1.471	42,591,828
	2018	1.401	1.362	26,155,841
	2017	1.345	1.401	1,763,176
	2016	1.303	1.345	1,452,715
	2015	1.352	1.303	1,418,612
	2014	1.321	1.352	1,174,125
	2013	1.428	1.321	1,338,018
	2012	1.330	1.428	1,171,132
	2011	1.215	1.330	813,712
	2010	1.120	1.215	640,181
International Equities Fund (Division 11)	2019	2.121	2.558	48,294,401
	2018	2.474	2.121	21,737,545
	2017	2.002	2.474	2,858,902
	2016	1.989	2.002	2,903,392
	2015	2.021	1.989	2,787,958
	2014	2.150	2.021	2,416,881
	2013	1.818	2.150	2,505,634
	2012	1.563	1.818	2,596,793
	2011	1.809	1.563	3,764,337
	2010	1.678	1.809	2,786,435
International Government Bond Fund (Division 13)	2019	3.407	3.683	3,069,879
	2018	3.538	3.407	1,602,725
	2017	3.293	3.538	328,131
	2016	3.194	3.293	376,474
	2015	3.324	3.194	414,885
	2014	3.299	3.324	420,108
	2013	3.516	3.299	510,076
	2012	3.256	3.516	629,970
	2011	3.135	3.256	734,816
	2010	2.917	3.135	867,475
International Growth Fund (Division 20)	2019	3.338	4.401	2,018,311
	2018	3.655	3.338	2,435,757
	2017	2.881	3.655	971,117
	2016	2.980	2.881	1,097,685
	2015	3.013	2.980	1,587,633
	2014	3.140	3.013	1,966,481
	2013	2.616	3.140	2,202,931
	2012	2.190	2.616	3,648,865
	2011	2.442	2.190	2,458,686
	2010	2.182	2.442	2,830,224
International Socially Responsible Fund (Division 12)	2019	7.225	9.048	934,926
	2018	7.940	7.225	1,164,962
	2017	6.509	7.940	1,781,499
	2016	6.123	6.509	2,051,372
	2015	6.180	6.123	1,076,410
	2014	5.758	6.180	1,271,208
	2013	4.495	5.758	1,160,520
	2012	3.855	4.495	395,804
	2011	4.134	3.855	454,292
	2010	3.706	4.134	353,772
International Value Fund (Division 89)	2019	1.284	1.486	2,453,645
	2018	1.572	1.284	2,842,633
	2017	1.351	1.572	3,631,397
	2016	1.213	1.351	2,449,094
	2015	1.316	1.213	2,845,904
	2014	1.498	1.316	2,837,721
	2013	1.195	1.498	3,103,969
	2012	1.012	1.195	3,599,933
	2011	1.170	1.012	5,014,763
	2010	1.094	1.170	6,219,408
Large Cap Core Fund (Division 76)	2019	2.711	3.572	348,194
	2018	2.988	2.711	367,423
	2017	2.476	2.988	393,875
	2016	2.293	2.476	404,623
	2015	2.239	2.293	394,038
	2014	1.988	2.239	437,560
	2013	1.470	1.988	349,652
	2012	1.247	1.470	241,483
	2011	1.267	1.247	392,182
	2010	1.092	1.267	810,729
Large Capital Growth Fund (Division 79)	2019	2.379	3.310	1,670,308
	2018	2.376	2.379	1,741,759
	2017	1.860	2.376	1,795,201
	2016	1.763	1.860	2,214,955
	2015	1.773	1.763	2,306,198
	2014	1.601	1.773	2,475,628
	2013	1.224	1.601	2,723,896
	2012	1.095	1.224	3,144,415
	2011	1.174	1.095	3,477,357
	2010	1.022	1.174	3,809,350
Mid Cap Index Fund (Division 4)	2019	24.921	31.142	5,957,780
	2018	28.309	24.921	2,953,292
	2017	24.570	28.309	765,263
	2016	20.492	24.570	859,449
	2015	21.143	20.492	776,918
	2014	19.441	21.143	829,548
	2013	14.693	19.441	942,710
	2012	12.578	14.693	1,103,439
	2011	12.912	12.578	1,115,927
	2010	10.289	12.912	1,219,712
Mid Cap Strategic Growth Fund (Division 83)	2019	2.607	3.569	653,616
	2018	2.753	2.607	726,882
	2017	2.193	2.753	562,993
	2016	2.011	2.193	600,328
	2015	2.078	2.011	627,871
	2014	2.025	2.078	971,636
	2013	1.470	2.025	1,310,458
	2012	1.354	1.470	964,212
	2011	1.461	1.354	1,185,711
	2010	1.165	1.461	1,415,173
Nasdaq-100® Index Fund (Division 46)	2019	1.822	2.512	2,166,403
	2018	1.845	1.822	2,000,455
	2017	1.403	1.845	1,682,313
	2016	1.322	1.403	1,688,164
	2015	1.218	1.322	1,644,036
	2014	1.032	1.218	1,640,343
	2013	0.762	1.032	1,616,259
	2012	0.650	0.762	1,589,314
	2011	0.635	0.650	1,361,782
	2010	0.534	0.635	1,262,462
Science & Technology Fund (Division 17)	2019	8.030	11.132	1,392,318
	2018	8.200	8.030	1,425,818
	2017	5.837	8.200	1,210,856
	2016	5.471	5.837	1,300,044
	2015	5.102	5.471	1,423,246
	2014	4.486	5.102	1,432,444
	2013	3.167	4.486	1,468,763
	2012	2.841	3.167	1,751,366
	2011	3.040	2.841	1,841,311
	2010	2.505	3.040	1,983,913
Small Cap Aggressive Growth Fund (Division 86)	2019	2.808	3.868	564,717
	2018	3.082	2.808	621,692
	2017	2.249	3.082	577,170
	2016	2.222	2.249	523,566
	2015	2.203	2.222	534,405
	2014	2.016	2.203	412,100
	2013	1.355	2.016	438,794
	2012	1.184	1.355	463,067
	2011	1.327	1.184	562,986
	2010	1.045	1.327	662,730

A-2

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Small Cap Fund (Division 18)	2019	5.701	7.334	323,107
	2018	6.219	5.701	427,888
	2017	5.454	6.219	398,011
	2016	4.759	5.454	555,616
	2015	5.028	4.759	518,972
	2014	4.864	5.028	534,544
	2013	3.485	4.864	629,588
	2012	3.026	3.485	1,000,010
	2011	3.068	3.026	991,524
	2010	2.382	3.068	831,512
Small Cap Index Fund (Division 14)	2019	7.603	9.458	2,477,582
	2018	8.617	7.603	4,702,403
	2017	7.579	8.617	831,490
	2016	6.292	7.579	737,800
	2015	6.626	6.292	740,241
	2014	6.363	6.626	824,921
	2013	4.617	6.363	895,216
	2012	4.003	4.617	918,468
	2011	4.208	4.003	1,260,659
	2010	3.345	4.208	1,376,227
Small Cap Special Values Fund (Division 84)	2019	1.941	2.482	8,578,060
	2018	2.261	1.941	9,452,628
	2017	2.045	2.261	1,474,723
	2016	1.584	2.045	1,046,829
	2015	1.664	1.584	2,072,603
	2014	1.565	1.664	1,907,958
	2013	1.133	1.565	2,148,856
	2012	0.996	1.133	3,045,310
	2011	1.054	0.996	1,907,684
	2010	0.872	1.054	1,848,622
Small-Mid Growth Fund (Division 85)	2019	1.975	2.708	283,972
	2018	2.098	1.975	407,248
	2017	1.652	2.098	522,907
	2016	1.658	1.652	400,750
	2015	1.679	1.658	436,335
	2014	1.521	1.679	379,250
	2013	1.135	1.521	423,307
	2012	1.023	1.135	543,327
	2011	1.076	1.023	615,579
	2010	0.858	1.076	737,740
Stock Index Fund (Division 10)	2019	12.343	16.084	13,815,031
	2018	13.033	12.343	12,185,624
	2017	10.799	13.033	2,269,433
	2016	9.735	10.799	2,569,869
	2015	9.691	9.735	2,365,180
	2014	8.607	9.691	2,674,208
	2013	6.563	8.607	3,340,341
	2012	5.713	6.563	3,775,348
	2011	5.645	5.713	4,060,930
	2010	4.951	5.645	4,071,403
Systematic Core Fund (Division 16)	2019	4.701	6.104	233,348
	2018	5.020	4.701	213,266
	2017	4.171	5.020	143,779
	2016	3.773	4.171	153,016
	2015	3.799	3.773	162,739
	2014	3.349	3.799	178,136
	2013	2.539	3.349	145,916
	2012	2.254	2.539	169,871
	2011	2.307	2.254	220,605
	2010	2.124	2.370	240,301
Systematic Value Fund (Division 75)	2019	2.060	2.534	180,118
	2018	2.339	2.060	241,821
	2017	1.992	2.339	244,270
	2016	1.760	1.992	259,681
	2015	1.794	1.760	489,160
	2014	1.679	1.794	873,472
	2013	1.238	1.679	302,505
	2012	1.092	1.238	400,082
	2011	1.081	1.092	340,729
	2010	0.950	1.081	238,391
Value Fund (Division 74)	2019	2.362	2.992	168,396
	2018	2.637	2.362	177,409
	2017	2.300	2.637	463,819
	2016	2.042	2.300	608,890
	2015	2.122	2.042	326,081
	2014	1.916	2.122	280,254
	2013	1.470	1.916	330,219
	2012	1.265	1.470	397,266
	2011	1.302	1.265	532,650
	2010	1.140	1.302	649,923
VALIC Company II
Aggressive Growth Lifestyle Fund (Division 48)	2019	3.340	4.095	1,236,206
	2018	3.667	3.340	1,315,616
	2017	3.165	3.667	1,031,289
	2016	2.920	3.165	1,071,849
	2015	2.957	2.920	1,083,550
	2014	2.845	2.957	1,066,781
	2013	2.340	2.845	1,058,543
	2012	2.039	2.340	965,180
	2011	2.049	2.039	706,136
	2010	1.774	2.049	632,279
Capital Appreciation Fund (Division 39)	2019	2.321	2.952	294,726
	2018	2.305	2.321	307,879
	2017	1.869	2.305	301,872
	2016	1.839	1.869	472,315
	2015	1.743	1.838	490,563
	2014	1.611	1.743	478,592
	2013	1.188	1.611	509,392
	2012	1.011	1.188	582,617
	2011	1.034	1.011	702,604
	2010	0.901	1.034	751,394
Conservative Growth Lifestyle Fund (Division 50)	2019	3.019	3.507	834,291
	2018	3.225	3.019	951,055
	2017	2.936	3.225	850,525
	2016	2.763	2.936	843,133
	2015	2.810	2.763	808,934
	2014	2.721	2.810	877,774
	2013	2.497	2.721	842,448
	2012	2.240	2.497	504,647
	2011	2.173	2.240	443,385
	2010	1.922	2.173	393,141
Core Bond Fund (Division 58)	2019	2.199	2.419	80,661,571
	2018	2.252	2.199	49,708,958
	2017	2.161	2.252	1,820,147
	2016	2.096	2.161	2,279,283
	2015	2.108	2.096	871,869
	2014	2.006	2.108	1,385,177
	2013	2.050	2.006	2,446,146
	2012	1.916	2.050	1,461,305
	2011	1.810	1.916	1,772,650
	2010	1.657	1.810	1,073,978
Government Money Market II Fund (Division 44)	2019	1.313	1.330	8,643,208
	2018	1.301	1.313	8,136,953
	2017	1.301	1.301	5,931,888
	2016	1.306	1.301	5,069,551
	2015	1.310	1.306	4,568,608
	2014	1.315	1.310	3,015,312
	2013	1.319	1.315	1,343,285
	2012	1.324	1.319	712,888
	2011	1.328	1.324	875,047
	2010	1.333	1.328	802,262
High Yield Bond Fund (Division 60)	2019	2.978	3.412	6,681,350
	2018	3.088	2.978	3,836,182
	2017	2.872	3.088	1,351,786
	2016	2.553	2.872	1,241,681
	2015	2.659	2.553	1,298,826
	2014	2.594	2.659	1,069,263
	2013	2.475	2.594	617,257
	2012	2.183	2.475	724,495
	2011	2.099	2.183	782,417
	2010	1.855	2.099	808,273

A-3

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
International Opportunities Fund (Division 33)	2019	2.681	3.359	2,968,413
	2018	3.261	2.681	2,806,736
	2017	2.348	3.261	1,070,896
	2016	2.369	2.348	458,879
	2015	2.192	2.369	493,545
	2014	2.320	2.192	496,597
	2013	1.922	2.320	593,784
	2012	1.581	1.922	628,609
	2011	1.973	1.581	1,223,659
	2010	1.650	1.973	1,149,825
Large Cap Value Fund (Division 40)	2019	3.434	4.345	256,054
	2018	3.834	3.434	271,882
	2017	3.344	3.834	298,360
	2016	2.866	3.344	330,299
	2015	2.959	2.866	303,665
	2014	2.681	2.959	358,435
	2013	1.988	2.681	477,793
	2012	1.706	1.988	399,767
	2011	1.790	1.706	496,743
	2010	1.549	1.790	501,328
Mid Cap Growth Fund (Division 37)	2019	2.482	3.280	19,729,251
	2018	2.690	2.482	17,157,896
	2017	2.052	2.690	464,895
	2016	1.967	2.052	462,745
	2015	1.993	1.967	452,979
	2014	1.956	1.993	480,124
	2013	1.498	1.956	598,135
	2012	1.351	1.498	547,864
	2011	1.428	1.351	714,647
	2010	1.173	1.428	718,594
Mid Cap Value Fund (Division 38)	2019	6.091	7.899	3.278,240
	2018	7.192	6.091	932,835
	2017	6.305	7.192	644,902
	2016	5.547	6.305	897,754
	2015	5.646	5.547	1,620,642
	2014	5.309	5.646	1,476,725
	2013	3.964	5.309	1,356,824
	2012	3.267	3.964	1,140,964
	2011	3.594	3.267	1,592,597
	2010	2.951	3.594	1,627,573
Moderate Growth Lifestyle Fund (Division 49)	2019	3.379	4.061	2,991,517
	2018	3.646	3.379	3,137,113
	2017	3.221	3.646	1,498,837
	2016	2.981	3.221	1,525,052
	2015	3.021	2.981	1,445,381
	2014	2.907	3.021	1,357,477
	2013	2.502	2.907	1,171,533
	2012	2.208	2.502	1,049,048
	2011	2.188	2.208	688,705
	2010	1.912	2.188	630,884
Small Cap Growth Fund (Division 35)	2019	4.004	5.494	2,339,706
	2018	4.214	4.004	2,142,278
	2017	2.989	4.214	430,958
	2016	2.782	2.989	418,559
	2015	2.826	2.782	431,586
	2014	2.836	2.826	453,762
	2013	1.927	2.836	553,207
	2012	1.721	1.927	489,158
	2011	1.802	1.721	586,223
	2010	1.352	1.802	552,879
Small Cap Value Fund (Division 36)	2019	4.117	4.890	441,782
	2018	4.894	4.117	3,058,868
	2017	4.680	4.894	546,336
	2016	3.610	4.680	862,323
	2015	3.876	3.610	511,538
	2014	3.685	3.876	566,054
	2013	2.715	3.685	739,472
	2012	2.368	2.715	676,326
	2011	2.576	2.368	1,164,298
	2010	2.055	2.576	1,438,429
Strategic Bond Fund (Division 59)	2019	3.078	3.415	26,145,444
	2018	3.202	3.078	16,714,976
	2017	3.008	3.202	1,079,395
	2016	2.791	3.008	1,074,021
	2015	2.856	2.791	1,096,954
	2014	2.757	2.856	1,128,450
	2013	2.759	2.757	1,352,330
	2012	2.464	2.759	1,538,319
	2011	2.370	2.464	1,432,552
	2010	2.142	2.370	1,366,323
U.S. Socially Responsible Fund (Division 41)	2019	3.338	4.381	711,805
	2018	3.534	3.338	839,109
	2017	2.939	3.534	1,133,311
	2016	2.665	2.939	916,733
	2015	2.645	2.665	2,191,032
	2014	2.298	2.645	1,551,055
	2013	1.703	2.298	915,518
	2012	1.483	1.703	395,106
	2011	1.469	1.483	1,395,614
	2010	1.286	1.469	2,351,649
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Division 90)	2019	0.942	1.217	300,685
	2018	1.014	0.942	315,661
	2017	1.869	1.014	332,083
	2016	1.846	1.869	160,801
	2015	1.746	1.846	171,337
	2014	1.642	1.746	191,939
	2013	1.249	1.642	208,254
	2012	1.120	1.249	691,950
	2011	1.090	1.120	442,599
	2010	0.962	1.090	444,600
Ariel Appreciation Fund (Division 69)	2019	3.506	4.343	508,931
	2018	4.101	3.506	644,584
	2017	3.585	4.101	665,092
	2016	3.201	3.585	785,628
	2015	3.434	3.201	1,084,565
	2014	3.194	3.434	1,314,141
	2013	2.198	3.194	1,210,764
	2012	1.853	2.198	1,377,648
	2011	2.011	1.853	1,419,556
	2010	1.692	2.011	1,355,105
Ariel Fund (Division 68)	2019	3.737	4.631	591,142
	2018	4.355	3.737	681,290
	2017	3.781	4.355	735,384
	2016	3.291	3.781	889,533
	2015	3.452	3.291	1,206,658
	2014	3.130	3.452	1.077,647
	2013	2.177	3.130	1,338,839
	2012	1.820	2.177	1,512,472
	2011	2.065	1.820	1,848,911
	2010	1.649	2.065	1,970,796
Invesco Balanced Risk Commodity Strategy Fund R5 (Division 102)	2019	0.602	0.625	819,586
	2018	0.688	0.602	594,332
	2017	0.660	0.688	1,758,977
	2016	0.593	0.660	1,871,609
	2015	0.714	0.593	1,597,460
	2014	0.853	0.714	1,183,197
	2013	0.997	0.853	1,030,058
	2012	0.968	0.997	761,480
	2011	—	0.968	27,912
T Rowe Price Retirement 2015 Fund (Division 104)	2019	0.000	1.299	203
	2018	1.175	0.000	—
	2017	1.045	1.175	—
	2016	0.982	1.045	—
	2015	—	0.982	—

A-4

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
T Rowe Price Retirement 2020 Fund (Division 105)	2019	1.133	1.341	3,083
	2018	1.203	1.133	18,661
	2017	1.048	1.203	10,602
	2016	0.984	1.048	6,727
	2015	—	0.984	2,382
T Rowe Price Retirement 2025 Fund (Division 106)	2019	1.147	1.376	12,116
	2018	1.226	1.147	61,484
	2017	1.050	1.226	14,874
	2016	0.985	1.050	6,331
	2015	—	0.985	1,526
T Rowe Price Retirement 2030 Fund (Division 107)	2019	1.159	1.408	62,394
	2018	1.247	1.159	47,594
	2017	1.053	1.247	15,064
	2016	0.986	1.053	8,622
	2015	—	0.986	2,562
T Rowe Price Retirement 2035 Fund (Division 108)	2019	1.166	1.430	107,257
	2018	1.263	1.166	125,973
	2017	1.054	1.263	89,619
	2016	0.988	1.054	87,022
	2015	—	0.988	4,147
T Rowe Price Retirement 2040 Fund (Division 109)	2019	1.172	1.449	248,201
	2018	1.275	1.172	152,382
	2017	1.054	1.275	45,083
	2016	0.988	1.054	2,453
	2015	—	0.988	819
T Rowe Price Retirement 2045 Fund (Division 110)	2019	1.174	1.458	86,411
	2018	1.280	1.174	41,142
	2017	1.055	1.280	22,419
	2016	0.988	1.055	14,258
	2015	—	0.988	7,625
T Rowe Price Retirement 2050 Fund (Division 111)	2019	1.173	1.458	94,872
	2018	1.280	1.173	57,518
	2017	1.055	1.280	3,845
	2016	0.988	1.055	1,028
	2015	—	0.988	191
T Rowe Price Retirement 2055 Fund (Division 112)	2019	1.172	1.458	158,868
	2018	1.280	1.172	129,740
	2017	1.055	1.280	29,468
	2016	0.988	1.055	7,518
	2015	—	0.988	5,037
T Rowe Price Retirement 2060 Fund (Division 113)	2019	1.173	1.458	25,529
	2018	1.281	1.173	10,855
	2017	1.056	1.281	—
	2016	0.988	1.056	—
	2015	—	0.988	—
Vanguard LifeStrategy Conservative Growth Fund (Division 54)	2019	2.314	2.655	333,003
	2018	2.405	2.314	270,433
	2017	2.186	2.405	321,120
	2016	2.081	2.186	377,717
	2015	2.103	2.081	313,112
	2014	1.983	2.103	352,020
	2013	1.833	1.983	391,622
	2012	1.693	1.833	401,720
	2011	1.678	1.693	499,684
	2010	1.523	1.678	566,418
Vanguard LifeStrategy Growth Fund (Division 52)	2019	2.636	3.219	1,119,059
	2018	2.856	2.636	1,068,730
	2017	2.416	2.856	789,047
	2016	2.249	2.416	966,139
	2015	2.295	2.249	1,036,548
	2014	2.160	2.295	1,028,843
	2013	1.797	2.160	977,230
	2012	1.585	1.797	1,130,915
	2011	1.636	1.585	1,301,368
	2010	1.434	1.636	1,469,204
Vanguard LifeStrategy Moderate Growth Fund (Division 53)	2019	2.536	3.001	866,874
	2018	2.689	2.536	747,094
	2017	2.358	2.689	856,155
	2016	2.219	2.358	946,502
	2015	2.251	2.219	982,188
	2014	2.120	2.251	1,041,007
	2013	1.859	2.120	1,132,113
	2012	1.677	1.859	1,330,392
	2011	1.687	1.677	1,344,250
	2010	1.502	1.687	1,462,764
Vanguard Long-Term Investment-Grade Fund (Division 22)	2019	4.052	4.850	394,569
	2018	4.334	4.052	388,026
	2017	3.896	4.334	406,670
	2016	3.635	3.896	468,982
	2015	3.739	3.635	470,692
	2014	3.184	3.739	439,651
	2013	3.402	3.184	499,691
	2012	3.066	3.402	689,628
	2011	2.632	3.066	705,168
	2010	2.392	2.632	753,849
Vanguard Long-Term Treasury Fund (Division 23)	2019	3.862	4.381	499,561
	2018	3.960	3.862	533,776
	2017	3.669	3.960	556,338
	2016	3.648	3.669	593,026
	2015	3.727	3.648	598,788
	2014	2.993	3.727	652,942
	2013	3.462	2.993	686,199
	2012	3.366	3.462	868,000
	2011	2.620	3.366	783,639
	2010	2.420	2.620	901,450
Vanguard Wellington Fund (Division 25)	2019	5.321	6.464	3,233,614
	2018	5.557	5.321	4,129,877
	2017	4.885	5.557	3,987,413
	2016	4.438	4.885	4,033,098
	2015	4.473	4.438	4,418,094
	2014	4.108	4.473	4,600,811
	2013	3.462	4.108	4,994,649
	2012	3.102	3.462	5,073,363
	2011	3.012	3.102	5,850,044
	2010	2.738	3.012	5,945,169
Vanguard Windsor II Fund (Division 24)	2019	4.772	6.105	2,142,530
	2018	5.265	4.772	2,437,962
	2017	4.547	5.265	2,483,640
	2016	4.043	4.547	2,584,432
	2015	4.213	4.043	3,247,475
	2014	3.823	4.213	3,215,514
	2013	2.950	3.823	3,403,522
	2012	2.549	2.950	3,639,394
	2011	2.503	2.549	3,955,338
	2010	2.282	2.503	4,166,371

A-5

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms

Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.

Benefit Anniversary — the first day of each Benefit Year.

Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.

Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.

Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.

Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.

Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.

Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.

Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.

Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.

Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.

Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.

B-1

Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.

Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.

IncomeLOCK Plus

The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Fee Table

The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.

The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLock Plus Fee Formula” below.

We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.

IncomeLOCK Plus Fee Formula

The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.

If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.

B-2

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Amounts Received Under IncomeLOCK Plus — Summary

If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.

You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

B-3

If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for more information regarding your investment restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

B-4

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program

We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.

You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.

Additional Important Information Applicable to IncomeLOCK Plus

If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.

Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.

IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the

B-5

requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.

IncomeLOCK Plus Options

You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Age Requirements and Covered Persons

To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.

If you elect one Covered Person:

	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80

If you elect two Covered Persons:

	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)	The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.

Covered Persons can be any of the following:

If you elect one Covered Person:

•	The Contract Owner

•	The annuitant (for Contracts not naturally-owned)

If you elect two Covered Persons:

•	The Contract Owner and the 100% spousal primary beneficiary

•	The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)

•	Spousal joint annuitants (for Contracts not naturally-owned)

Ownership changes can affect IncomeLOCK Plus as follows:

If you elect one Covered Person:

An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:

1.	Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and

2.	Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.

B-6

If you elect two Covered Persons:

Ownership changes that do not eliminate the second Covered Person’s guarantee include:

1.	Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and

2.	Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).

Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:

1.	Removal or replacement of the original spousal beneficiary; and

2.	Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.

Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.

Amounts Received under the Benefit

The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%

* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

Calculation of the Value of each Component of the Benefit

The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.

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Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.

Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Fifth, we determine the Income Credit.

The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.

Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.

Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.

Increase of the Benefit Base and Income Credit Base

On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.

On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.

Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

Cancellation of IncomeLOCK Plus

IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.

Automatic Termination of IncomeLOCK Plus

The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.

2.	A death benefit is paid, and the Contract is terminated.

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3.	Full surrender or termination of the Contract.

4.	Full or partial annuitization of the Contract.

5.	Upon the death of the single Covered Person (for single life benefit).

6.	Upon the death of the second (surviving) Covered Person (for joint lives benefit).

7.	Any change of ownership except as noted above.

Withdrawals under the Living Benefits

The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.

The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:

(1)	No withdrawals in addition to the RMD are taken in that same year;

(2)	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

(3)

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

(4)	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.

If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.

Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.

You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.

Withdrawal under IncomeLOCK Plus

The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.

Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.

The impact of withdrawals on specific factors is further explained below:

Benefit Base and Income Credit Base:    If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

Maximum Annual Withdrawal Amount:    The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any

B-9

Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Protected Income Payment:    If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.

If your Account Value is Reduced to Zero

All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.

When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:

1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

2.	Any payment option mutually agreeable between you and us.

Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Latest Annuity Date

If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.

If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:

1.	Annuitize the Account Value under the Contract’s annuity provisions; or

2.	Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

3.	Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).

Death Benefits under IncomeLOCK Plus

If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.

B-10

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract with IncomeLOCK Plus and its corresponding fee.

The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.

Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.

For more information on death benefits, see “Death Benefits” in the prospectus.

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013

Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:

Fee Tables

The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1

For Endorsement Dates of December 26, 2012 through February 24, 2013:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

For Endorsement Dates of May 1, 2012 through December 25, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%

For Endorsement Dates prior to May 1, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. Although IncomeLOCK +6 is still available for purchase as of the date of

[1]

The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.

[2]

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.

[3]	The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.

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this prospectus, IncomeLOCK +8 is no longer available as of February 25, 2013.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals.

For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.

Amounts Received Under IncomeLOCK Plus

You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).

In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.

While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.

The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.

Note, however, that taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).

The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.

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For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%

* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

IncomeLOCK +8

Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life

For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%

For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

B-13

Living Benefits Elected prior to December 26, 2012. If you elected IncomeLOCK Plus prior to December 26, 2012, you may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio in accordance with the minimum and maximum percentages below.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	30%[4] Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-14

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Small-Mid Growth Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.

The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program.

If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.

See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.

IncomeLOCK Plus Options

If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.

Calculation of the Value of each Component of the Benefit

The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLock Plus Options.”

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-15

The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”

First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:

1.	100% of Purchase Payments received in the first contract year; and

2.	Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.

For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.

If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third Benefit Anniversary.

See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.

Automatic Termination of IncomeLOCK Plus

In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	The Contract Owner elects to take a loan from the Contract while the benefit is in effect.

2.	The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.

Surrender of Account Value

If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.

Loans

If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

IncomeLOCK

IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.

B-16

In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:

Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.

Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.

Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.

Extension Offer

The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

B-17

Fee Table

The IncomeLOCK fee is calculated as a percentage of the Benefit Base.6

Fee Period	Maximum Annual Fee Rate
All years	0.90%[7]

The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

IncomeLOCK Features

IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:

• Before 5th Benefit Year anniversary:	5%

• On or after 5th Benefit Year anniversary:	7%

• On or after 10th Benefit Year anniversary:	10%

• On or after 20th Benefit Year anniversary:	10%

• On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

Investment Restrictions

As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	20% Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[6]

IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.

[7]

For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-18

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Small-Mid Growth Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Contract Owners who elected IncomeLOCK prior to July 2, 2012 may select Guided Portfolio Advantage, a financial service offered by VALIC Financial Advisors, Inc.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements

Additional Important Information about IncomeLOCK

If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.

IncomeLOCK Components

The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-19

The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.

Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension		MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years		5%
On or after 5th Benefit Anniversary.	7%	14.28 Years		7%
On or after 10th Benefit Anniversary	10%	10 Years		7%
On or after 20th Benefit Anniversary	10%	10 Years		10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday	5%	Life of the Contract Owner	[9]	5%

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.

Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.

Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

[9]

Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

B-20

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1.	The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or

2.	Full or partial annuitization of the Contract; or

3.	Full surrender of the Contract; or

4.	A death benefit is paid, or

5.	You elect to take a loan from the Contract; or

6.	Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if withdrawals in excess of the MAWA in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1.	An ownership change which results in a change of the older Contract Owner;[10] or

2.	Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or

3.	Death of the Contract Owner; or

4.	A withdrawal in excess of the 5% MAWA.[11]

Surrender of Account Value

The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.

The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1.	No withdrawals in addition to the RMD are taken in that same year;

2.	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3.

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

4.	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.

Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.

The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit

[10]

If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

[11]

However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.

B-21

Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.

Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.

Benefit Base: Withdrawals reduce the Benefit Base as follows:

1.	All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2.	Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

(a) is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;

(b) is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.

Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:

1.	If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2.	If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

Minimum Withdrawal Period (MWP): The MWP is calculated as follows:

1.	If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2.	If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1)	In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,

(2)	If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period,

B-22

subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Death Benefits

Spousal Beneficiary

Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Loans

If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

B-23

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look

If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service

Center.

California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service Center.	Arkansas
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit	For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.	Florida
Surrender Charge	For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.	Oregon
Surrender Charge	For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.	Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax	For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period.	South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

© 2020 American International Group, Inc.

All Rights Reserved.

C-1

The Variable Annuity Life Insurance Company

Separate Account A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.60 to 12.60	April 30, 2020

Prospectus

The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as “Portfolio Director” in this prospectus), comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated April 30, 2020, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information (“SAI”) is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is available along with other related materials at the SEC’s internet web site (http://www.sec.gov).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for variable account options available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from VALIC electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

 You may elect to receive all future reports in paper free of charge. You can inform VALIC that you wish to continue receiving paper copies of your shareholder reports by contacting 1-800-448-2542. Your election to receive reports in paper will apply to all variable account options available under your Contract.

Investment in the Contracts is subject to risk that may cause the value of the Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments. The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options

VALIC Company I Funds

Asset Allocation Fund

Blue Chip Growth Fund

Capital Conservation Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

Value Fund

VALIC Company II Funds

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Large Cap Value Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

2

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.

Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.

Assumed Investment Rate —The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.

Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time (“Market Close”). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

Code — the Internal Revenue Code of 1986, as amended.

Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Guided Portfolio AdvantageSM /Guided Portfolio Services® (“GPA” and “GPS”, respectively) — are financial advice services offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan.

Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.

Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

Participant Year — a 12 month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.

Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.

Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also may be called the “Annuity Period.”

Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the “Accumulation Period.”

Purchase Unit — a unit of interest owned by you in your Variable Account Option.

Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.

VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.

3

Fee Tables

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)	5.00%
Maximum Loan Application Fee (per loan)	$75
State Premium Taxes (as a percentage of the amount annuitized) (2)	0-3.5%

The following table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Annual Separate Account Charges

Annual Variable Account Option Maintenance Charge ($3.75/quarter, annualized) (3)			$15

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (34 Funds)	0.40	—	0.40
VALIC Company II Funds (6) (15 Funds)	0.40	(0.25)	0.15
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	0.65	(0.25)	0.40
Ariel Appreciation Fund (Investor Shares)	0.65	(0.25)	0.40
Ariel Fund (Investor Shares)	0.65	(0.25)	0.40
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	0.65	(0.25)	0.40
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	0.65	(0.25)	0.40
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	0.65	—	0.65
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	0.65	(0.25)	0.40
Vanguard Long-Term Treasury Fund (Investor Shares)	0.65	(0.25)	0.40
Vanguard Wellington Fund (Investor Shares)	0.65	—	0.65
Vanguard Windsor II Fund (Investor Shares)	0.65	—	0.65

Optional IncomeLOCK Plus Fee

If you elected this optional Living Benefit feature, the fee for IncomeLOCK Plus is calculated as a percentage of the Benefit Base.(7)

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate (8)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

Total Annual Fund Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail about each Funds’ fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum (9)	Maximum (10)
(Expenses that are deducted from Fund assets, including management fees, other expenses, distribution and service (including any 12b-1) fees, if applicable)	0.12%	1.27%

4

Footnotes to the Fee Tables

(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(2) If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Payout Period. See “Premium Tax Charge” section and “Appendix C — State Contract Variability.”

(3) Reductions in the account maintenance charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I and VALIC Company II Funds available as Variable Account Options.

(7) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B.”

(8) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. For the formula to calculate the fee, see “Appendix B.”

Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	2.20%	+/-0.25%
Two Covered Persons	0.60%	2.70%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

In accordance with the investment requirements associated with the election of a Living Benefit, you may, but are not required to, invest a portion of your assets in the Dynamic Allocation Fund. The Dynamic Allocation Fund utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the equity market is in a prolonged state of higher volatility, your Fee Rate may be increased due to VIX indexing and the Dynamic Allocation Fund may decrease its exposure to equity markets, thereby potentially reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets compromising the Benefit Base. Conversely, when the equity market is in a prolonged state of lower volatility, your Fee Rate may be decreased and the Dynamic Allocation Fund may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

(9) The Fund with the lowest total annual fund operating expenses is the Vanguard LifeStrategy Conservative Growth Fund. However, the Vanguard Long-Term Treasury Fund Variable Account Option has the lowest combined expenses, which includes the net Separate Account Charges and total fund annual fund operating expenses (0.40% and 0.20%, respectively).

(10) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund. The Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses exceed 1.15% of the Fund’s average daily net assets. Unless the adviser continues the expense limit/fee waiver agreement, the agreement will terminate on or after February 28, 2021. The agreement cannot be or amended to increase the expense limits without the approval of the Fund’s board of trustees. See the Fund’s prospectus for additional information regarding the contractual expense limitation.

5

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes you invest in the Variable Account Option with the maximum total fund expenses (1.27%) and Separate Account Charges (0.40%) for total combined expenses of 1.67% (Invesco Balanced-Risk Commodity Strategy Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$649	$1,066	$1,480	$2,117

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$185	$571	$980	$2,117

The second set of examples assumes you invest in the Variable Account Option with the minimum total fund expenses (0.20%) and Separate Account Charges (0.40%) for total combined expenses of 0.60% (Vanguard Long-Term Treasury Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$545	$737	$909	$898

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$76	$237	$409	$898

The third set of examples is applicable if you previously elected the IncomeLOCK Plus feature and assumes you invest in the Variable Account Option with the maximum total fund expenses (1.27%) and Separate Account Charges (0.40%) for total combined expenses of 1.67% (Invesco Balanced-Risk Commodity Strategy Fund), and election of the IncomeLOCK Plus feature for Two Covered Persons (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$778	$1,822	$2,747	$4,627

(2) If you annuitize your Contract or you do not surrender your Contract (the IncomeLOCK Plus feature terminates at annuitization):

1 Year	3 Years	5 Years	10 Years
$320	$1,365	$2,286	$4,627

Note: These examples should not be considered representative of past or future expenses for any Variable Account Option or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

For Purchase Unit data for each of the Variable Account Options offered by this prospectus, which includes annual beginning and ending unit values and the number of units outstanding at the end of each period, see “Appendix A — Selected Purchase Unit Data.”

6

Highlights

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements:    Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Code limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the “Purchase Period.”

Right to Cancel:    You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See “Other Contract Features.”

Expenses:    There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct Separate Account Charges of up to 0.65% annually of the average daily value of your Contract allocated to the Variable Account Options. See the “Fee Tables” and “Fees and Charges.”

Living Benefits:    A Living Benefit is a guaranteed minimum withdrawal benefit and is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. Living Benefits (IncomeLOCK +6, IncomeLOCK +8 and IncomeLOCK) are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Federal Tax Information:    Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see “Federal Tax Matters.”

Surrender Charges:    Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled “Fees and Charges — Surrender Charge.” When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months. See the above mentioned section for exceptions to this procedure.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money:    You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See “Surrender of Account Value” and “Federal Tax Matters.”

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Loans:    Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (“IRAs”), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid). If you elected IncomeLOCK Plus, see Appendix B for limitations on your ability to take loans.

Transfers:    There is no charge to transfer the money in your account among Portfolio Director’s investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC’s toll-free transfer service at 1-800-448-2542. For more information on account transfers, see “Transfers Between Investment Options.”

Income Options:    When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See “Payout Period.”

Death Benefits:    Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The death benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Note that the death benefit provisions may vary from state to state. See “Death Benefits.”

Inquiries:    If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.

All material state variations are described in Appendix C.

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract, and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a

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portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, SunAmerica Financial Group, Inc., formerly American General Corporation (“SAFG”), a holding company and VALIC’s indirect parent company, was acquired by American International Group, Inc., a Delaware corporation (“AIG”). As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).

VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the

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Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC’s, and AIG and SAFG have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

As of the date of this prospectus, the principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.

VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.

VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).

For more information about how your financial professional may be compensated, please contact your financial professional.

In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.

VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.

VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.

These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.

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Administration of the Contracts

VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests.

Business Disruption and Cyber Security Risks.    We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your Contract and personal information due to cyber-attacks or information security breaches in the future.

Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other Contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.

Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.

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Fixed Account Options	Investment Objective
Fixed Account Plus	This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Short-Term Fixed Account	This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)	This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.

Variable Account Options

The Contracts enable you to participate in Divisions that represent the Variable Account Options shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B below.

Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Code requirements concerning investor control. Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I and II.

The Variable Account Options shown below are grouped by asset class (e.g., domestic large-cap equity, small-cap equity, fixed income, and others). We also identify each Fund’s investment adviser and, if applicable, investment sub-adviser. See the separate Fund prospectuses for more detailed information on each Fund’s management fees and total expenses, investment objective, strategies and risks, as well as a history of any changes to a Fund’s investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.valic.com.

Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any

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limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides information about the importance of diversification online at www.dol.gov/ebsa/investing.html.

SunAmerica Asset Management, LLC (“SunAmerica”) is affiliated with the adviser, VALIC, due to common ownership.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser
Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Large Cap Value Fund	Adviser: VALIC Sub-Advisers: BNY Mellon Asset Management North America Corporation and Janus Capital Management LLC (“Janus”) Sub-Sub-Adviser: Perkins Investment Management LLC, an affiliate of Janus

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Core Equity Fund	Adviser: VALIC Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)	Systematic Core Fund*	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	Systematic Value Fund**	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund***	Adviser: VALIC Sub-Adviser: SunAmerica

Large Cap Core Fund	Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisors, LLC (“Columbia Management”)	Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management

*	Formerly the Growth & Income Fund (Sub-Adviser J.P. Morgan Investment Management Inc.). It is expected that the changes will be effective on or about April 27, 2020.
**	Effective October 1, 2019, the VALIC Company I Broad Cap Value Income Fund changed its name to the Systematic Value Fund.
***	Effective June 4, 2019, the VALIC Company II Socially Responsible Fund changed its name to the U.S. Socially Responsible Fund.

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; Sanders Capital, LLC; and The Vanguard Group, Inc. (“Vanguard”)

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus and Allianz Global Investors U.S., LLC (“Allianz”)

Mid Cap Growth Fund	Adviser: VALIC Sub-Adviser: Wellington Management	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Small-Mid Growth Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Aggressive Growth Fund	Adviser: VALIC Sub-Adviser: Victory Capital Management Inc.	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

Small Cap Fund	Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. (“JPMIM”), T. Rowe Price and Bridgeway Capital Management, LLC	Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Templeton Investment Counsel, LLC	International Socially Responsible Fund*	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

*	Effective June 4, 2019, the VALIC Company I Global Social Awareness Fund changed its name to the International Socially Responsible Fund.

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) and Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco
Health Sciences Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price	Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund	The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is Vanguard.
T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund
T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

Fixed Income Asset Class

Capital Conservation Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: PineBridge

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Strategic Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market II Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Treasury Fund	Adviser: Vanguard

High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management

The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

A detailed description of the fees and investment objective, strategies, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available online at www.valic.com.

Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	-0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, we will promptly:

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Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or

•	Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase

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Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or

•	Reject the application and return the Purchase Payment.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments.    If we do not have your name, address or Social Security Number (“SSN”), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account.    At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or

Starter Account.    If we have your name, address and SSN, but we do not have an agreement with your employer for employer directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which

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generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

Value of Your Fixed Account Options*
=	(equals) All Purchase Payments made to the Fixed Account Options
+	(plus) Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus) All interest earned
–	(minus) Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*	This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Government Money Market I or II Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Government Money Market I or II Fund, will lose value.

Premium Enhancement Credit

From time to time, VALIC may offer a premium enhancement credit (“Premium Enhancement”) to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant’s Eligible Deposits to the account.

Eligibility Criteria

Participants.    An “Eligible Participant” is any Participant establishing a new Portfolio Director account in the nonqualified or IRA markets that is subject to a full Contract surrender charge.

Rollover Deposits.    A Premium Enhancement may be paid following the receipt and crediting of an initial Purchase Payment that is rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program (“Eligible Deposit”) on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period from the date of the initial Purchase Payment in order to meet any minimum requirement. An Eligible Deposit does not include a Purchase Payment made after 90 days from the initial Purchase Payment; a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts.    This program is available only to Portfolio Director accounts in the nonqualified and IRA markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract.

Important Information Applicable to the Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an “Eligible

Purchase Payment” for the Living Benefits; however, any

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earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as “earnings” for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract’s free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial professional is affiliated. Check with your financial professional for availability and any other restrictions.

Stopping Purchase Payments

You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.

Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.valic.com.

During the Purchase Period — Policy Against Market Timing and Frequent Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund, and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

•	Plan-level or employer-initiated transactions;

•	Purchase transactions involving transfers of assets or rollovers;

•	Retirement plan contributions, loans, and distributions (including hardship withdrawals);

•	Roth IRA conversions or IRA recharacterizations;

•	Systematic purchases or redemptions; or

•	Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.

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We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time	If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.

Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

(1)	Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)	VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)	The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)	The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

•	The date of receipt, if received in our Home Office before Market Close; otherwise,

•	The next date values are calculated.

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Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract’s investment options subject to the following limitations:

Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A

Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:

•	Account Maintenance Charge

•	Surrender Charge

•	Premium Tax Charge

•	Separate Account Charges

•	Market Value Adjustment

•	Other Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out. See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.

Amount of Surrender Charge

A surrender charge will be the lesser of:

•	Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

•	Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge.

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If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See “Federal Tax Matters” for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

•	To money applied to provide a Payout Option;

•	To death benefits;

•	If no Purchase Payments have been received during the 60 months prior to the date of surrender;

•	If your account has been in effect for 15 years or longer;

•	If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

•	To “No Charge Systematic Withdrawals”;

•	Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

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If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or

•	If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

•

For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.

Separate Account Charges

The Separate Account Charges for each Variable Account Option are shown in the Fee Tables of this prospectus. The maximum charges range from 0.40% to 0.65% depending on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The current (net) charges range from 0.15% to 0.65%. The charge is deducted daily from the net assets.

These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for

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retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

•	The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

•	The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

•	Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

•	The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

•	The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce surrender charges:

•	The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

•	The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

•	The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce the Separate Account charges:

•	The frequency of Purchase Payments for your retirement program.

•	The size of your retirement program.

•	The amount of your retirement program’s periodic Purchase Payment.

•	The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We may also receive what is referred to as “12b-1 fees” from some of the Funds themselves. In addition, we may receive non-12b-1 service fees from certain funds. These fees are designed to help pay for our direct and indirect distribution costs. The 12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

We may use these 12b-1 and non-12b-1 service fees or a portion of the recordkeeping fees to directly reduce the maximum Separate Account Charges. The current Net Separate Account Charges of each Variable Account Option are reflected in the Fee Tables and range from 0.15% to 0.65%. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants. The maximum Separate Account Charges are guaranteed and may not be increased for the life of your Contract.

Market Value Adjustment (“MVA”)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA

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term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Other Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.

Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

•	Type and duration of payout option chosen;

•	Your age or your age and the age of your survivor (1);

•	Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

•	The portion of your Account Value being applied; and

•	The payout rate being applied and the frequency of the payments.

(1)	This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

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Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

•	From your existing Variable Account Options (payments will vary); with a

•	Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

•

The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.

•

The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.

•

Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

•

In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

•

Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.

•

All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

•	The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.

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Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1.	Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2.	Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3.	Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.

4.	Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.

5.	Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.

Surrender of Account Value

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

•	allowed under federal and state law; and

•	allowed under your employer’s plan.

For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.

For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed

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Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.

VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)	Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us. The surrender value in a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

•	death benefits; and

•	certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option. Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.

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The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

•	Payments to be made to you; and

•	Payment over a stated period of time, but not less than five years; and

•	Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on RMD’s if the withdrawal:

•	Is made payable to you; and

•	Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.

Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable.

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Beneficiary Information

The Beneficiary may receive death benefits:

•	In a lump sum;

•	In the form of an annuity under any of the Payout Options;

•	In partial payments over the Beneficiary’s life expectancy (where permitted); or

•	In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.

Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

Special Information for Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Death Benefit Before Age of 70

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:    Determine your Fixed Account Option Value by taking the greater of:

Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option

Step 2:    Determine your Variable Account Option Value by taking the greater of:

Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract

Step 3:    Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

This value may be adjusted if the total amount of any death benefit exceeds the Account Value.

Death Benefit On or After Age 70

The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.

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The standard death benefit will be the greater of:

Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Adjusted Purchase Payment Amount

The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

A.	100% of Purchase Payments
-	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).

Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.

•	If the life only option or joint and survivor life option was chosen, there will be no death benefit.

•

If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

1.	Receive the present value of any remaining payments in a lump sum; or

2.	Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

3.	Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.

Other Contract Features

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

•	The Contract Owner (except for an individual nonqualified Contract);

•	The Participant; and

•	The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

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If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation — The “Free Look” Period

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the

Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. As noted previously, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract’s free look period. See the “Purchase Period — Premium Enhancement” section for more information. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer’s Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.

Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

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Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.

Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

•	Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

•	Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);

•	Section 408(b) traditional IRAs;

•	Section 408A Roth IRAs;

•	Section 457 deferred compensation plans of governmental and tax-exempt employers;

•	Section 408(k) SEPs and SARSEPs; and

•	Section 408(p) SIMPLE retirement accounts.

Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest

32

only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.

On March 30, 2010, the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI

33

threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.

In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:

•	Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

•	Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59½); and

•	Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020.

Some provisions in the Act are subject to the terms of an employer’s retirement plan.

It is the understanding of VALIC, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to

34

receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are available on the SEC’s web site (http://www.sec.gov). You may request a free copy of the SAI, which includes the financial statements, by contacting our Annuity Service Center at 1-800-448-2542 or by mail at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. We encourage both existing and prospective contract owners to read and understand the financial statements.

35

Appendix A — Selected Purchase Unit Data

Purchase units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.*

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
VALIC Company I
Asset Allocation Fund (Division 5)	2019	1.572	1.806	44,161
	2018	1.735	1.572	10,084
	2017	1.538	1.735	2
	2016	1.439	1.538	—
	2015	1.452	1.439	—
	2014	1.383	1.452	—
	2013	1.198	1.383	—
	2012	1.061	1.198	—
	2011	1.056	1.061	—
	2010	0.925	1.056	—
Blue Chip Growth Fund (Division 72)	2019	2.489	3.218	339,252
	2018	2.451	2.489	95,110
	2017	1.806	2.451	45,567
	2016	1.798	1.806	—
	2015	1.626	1.798	—
	2014	1.496	1.626	—
	2013	1.064	1.496	—
	2012	0.904	1.064	—
	2011	0.895	0.904	—
	2010	0.773	0.895	—
Capital Conservation Fund (Division 7)	2019	1.372	1.498	1,577,159
	2018	1.393	1.372	1,393,589
	2017	1.351	1.393	429,547
	2016	1.327	1.351	—
	2015	1.329	1.327	—
	2014	1.259	1.329	—
	2013	1.295	1.259	—
	2012	1.226	1.295	—
	2011	1.152	1.226	—
	2010	1.073	1.152	—
Core Equity Fund (Division 15)	2019	1.704	2.182	1,355,957
	2018	1.835	1.704	238,952
	2017	1.522	1.835	258,465
	2016	1.356	1.522	304,252
	2015	1.387	1.356	316,087
	2014	1.249	1.387	326,215
	2013	0.930	1.249	445,827
	2012	0.817	0.930	488,713
	2011	0.825	0.817	550,266
	2010	0.734	0.825	586,748
Dividend Value Fund (Division 21)	2019	1.695	2.085	1,434,777
	2018	1.870	1.695	727,437
	2017	1.590	1.870	453,454
	2016	1.368	1.590	368,553
	2015	1.383	1.368	403,968
	2014	1.271	1.383	428,835
	2013	0.981	1.271	425,988
	2012	0.875	0.981	470,248
	2011	0.812	0.875	617,340
	2010	0.715	0.812	762,496
Dynamic Allocation Fund (Division 103)	2019	1.441	1.441	5,049
	2018	1.441	1.441	—
	2017	1.204	1.441	—
	2016	1.153	1.204	—
	2015	1.213	1.153	—
	2014	1.168	1.213	—
	2013	0.998	1.168	—
	2012	—	0.998	—
Emerging Economies Fund (Division 87)	2019	0.702	0.842	30,311,098
	2018	0.874	0.702	29,937,938
	2017	0.621	0.874	28,946,289
	2016	0.560	0.621	27,547,170
	2015	0.657	0.560	26,987,885
	2014	0.699	0.657	25,959,253
	2013	0.772	0.699	26,065,754
	2012	0.609	0.722	25,273,647
	2011	0.703	0.609	25,013,285
	2010	0.635	0.703	24,524,804
Global Real Estate Fund (Division 101)	2019	1.495	1.853	297,685
	2018	1.597	1.495	143,833
	2017	1.408	1.597	82,402
	2016	1.383	1.408	—
	2015	1.388	1.383	—
	2014	1.243	1.388	—
	2013	1.194	1.243	—
	2012	0.915	1.194	—
	2011	0.999	0.915	—
	2010	0.848	0.999	—
Global Strategy Fund (Division 88)	2019	1.491	1.632	167,935
	2018	1.632	1.491	130,607
	2017	1.443	1.632	133,755
	2016	1.376	1.443	—
	2015	1.450	1.376	—
	2014	1.430	1.450	—
	2013	1.208	1.430	—
	2012	1.015	1.208	—
	2011	1.042	1.015	—
	2010	0.937	1.042	—
Government Money Market I Fund (Division 6)	2019	1.005	1.017	7,304,058
	2018	0.996	1.005	6,257,520
	2017	0.996	0.996	5,696,817
	2016	1.000	0.996	5,554,358
	2015	1.004	1.000	5,711,316
	2014	1.008	1.004	5,987,050
	2013	1.012	1.008	6,328,816
	2012	1.016	1.012	7,493,542
	2011	1.019	1.016	6,438,760
	2010	1.023	1.019	7,619,735
Government Securities Fund (Division 8)	2019	1.300	1.379	1,110,062
	2018	1.299	1.300	975,623
	2017	1.278	1.299	427,574
	2016	1.268	1.278	—
	2015	1.263	1.268	—
	2014	1.201	1.263	—
	2013	1.259	1.201	—
	2012	1.219	1.259	—
	2011	1.115	1.219	—
	2010	1.077	1.115	—
Growth Fund (Division 78)	2019	2.077	2.728	14,415,336
	2018	2.145	2.077	14,535,316
	2017	1.653	2.145	14,985,015
	2016	1.584	1.653	15,437,025
	2015	1.543	1.584	16,153,678
	2014	1.399	1.543	16,691,462
	2013	1.071	1.399	17,558,015
	2012	0.936	1.071	17,904,493
	2011	0.946	0.936	18,313,511
	2010	0.803	0.946	19,499,692

*	The 2011 data for the Invesco Balanced-Risk Commodity Strategy Fund begins on November 1, 2011, the date this Division was added to Portfolio Director. On March 23, 2012, the Lou Holland Growth Fund was merged into American Beacon Holland Large Cap Growth Fund. The data for 2011 and prior periods for the American Beacon Holland Large Cap Growth Fund (later referred to as the American Beacon Bridgeway Large Cap Growth II Fund) reflects the data for the Lou Holland Growth Fund. The 2012 data for the Dynamic Allocation Fund begins on December 26, 2012, the date this Division was added to Portfolio Director. While the T. Rowe Price Retirement Funds were added as Divisions on December 17, 2014, investments in the Divisions did not occur until 2015. On December 15, 2017, the American Beacon Bridgeway Large Cap Growth II Fund (formerly, the American Beacon Holland Large Cap Growth Fund) (“replaced option”) merged with and into the American Beacon Bridgeway Large Cap Growth Fund (“surviving option”). The surviving option, American Beacon Bridgeway Large Cap Growth Fund, was added as a Variable Account Option in your prospectus on such date.

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Health Sciences Fund (Division 73)	2019	3.823	4.906	188,405
	2018	3.801	3.823	39,383
	2017	2.990	3.801	21,437
	2016	3.354	2.990	—
	2015	2.989	3.354	—
	2014	2.281	2.989	—
	2013	1.516	2.281	—
	2012	1.156	1.516	—
	2011	1.050	1.156	—
	2010	0.911	1.050	—
Inflation Protected Fund (Division 77)	2019	1.308	1.416	380,553
	2018	1.344	1.308	331,320
	2017	1.287	1.344	63,529
	2016	1.244	1.287	—
	2015	1.288	1.244	—
	2014	1.256	1.288	—
	2013	1.356	1.256	—
	2012	1.260	1.356	—
	2011	1.149	1.260	—
	2010	1.057	1.149	—
International Equities Fund (Division 11)	2019	0.874	1.055	2,582,176
	2018	1.017	0.874	1,787,004
	2017	0.821	1.017	965,195
	2016	0.814	0.821	—
	2015	0.826	0.814	—
	2014	0.877	0.826	—
	2013	0.740	0.877	—
	2012	0.635	0.740	—
	2011	0.733	0.635	—
	2010	0.679	0.733	—
International Government Bond Fund (Division 13)	2019	1.313	1.422	57,366
	2018	1.361	1.313	43,305
	2017	1.264	1.361	38,612
	2016	1.223	1.264	25,485
	2015	1.270	1.223	26,178
	2014	1.258	1.270	39,131
	2013	1.339	1.258	45,158
	2012	1.237	1.339	45,911
	2011	1.189	1.237	47,868
	2010	1.104	1.189	48,471
International Growth Fund (Division 20)	2019	1.139	1.505	1,994,406
	2018	1.244	1.139	1,377,718
	2017	0.979	1.244	1,021,600
	2016	1.011	0.979	—
	2015	1.020	1.011	—
	2014	1.060	1.020	—
	2013	0.882	1.060	—
	2012	0.737	0.882	—
	2011	0.820	0.737	—
	2010	0.731	0.820	—
International Socially Responsible Fund (Division 12)	2019	1.450	1.820	2,444,252
	2018	1.590	1.450	2,259,720
	2017	1.301	1.590	1,902,154
	2016	1.222	1.301	532,617
	2015	1.230	1.222	594,132
	2014	1.144	1.230	639,398
	2013	0.891	1.144	683,533
	2012	0.763	0.891	761,636
	2011	0.816	0.763	901,405
	2010	0.730	0.816	1,011,682
International Value Fund (Division 89)	2019	0.926	1.073	1,253,983
	2018	1.131	0.926	1,201,541
	2017	0.970	1.131	3,401,977
	2016	0.869	0.970	645,757
	2015	0.941	0.869	667,073
	2014	1.070	0.941	712,417
	2013	0.851	1.070	754,329
	2012	0.719	0.851	800,656
	2011	0.830	0.719	856,633
	2010	0.775	0.830	937,116
Large Cap Core Fund (Division 76)	2019	2.212	2.921	71,175
	2018	2.433	2.212	32,006
	2017	2.012	2.433	3,179
	2016	1.860	2.012	—
	2015	1.812	1.860	—
	2014	1.606	1.812	—
	2013	1.185	1.606	—
	2012	1.003	1.185	—
	2011	1.018	1.003	—
	2010	0.875	1.018	—
Large Capital Growth Fund (Division 79)	2019	1.835	2.558	4,151,045
	2018	1.830	1.835	3,898,966
	2017	1.429	1.830	3,729,899
	2016	1.352	1.429	3,504,038
	2015	1.357	1.352	3,429,459
	2014	1.223	1.357	3,356,025
	2013	0.933	1.223	3,438,655
	2012	0.833	0.933	3,315,650
	2011	0.891	0.833	3,275,187
	2010	0.775	0.891	3,102,366
Mid Cap Index Fund (Division 4)	2019	2.021	2.530	16,963,586
	2018	2.291	2.021	16,867,865
	2017	1.984	2.291	16,412,718
	2016	1.652	1.984	16,164,247
	2015	1.701	1.652	16,472,836
	2014	1.561	1.701	16,159,043
	2013	1.117	1.561	16,300,336
	2012	1.006	1.177	16,362,767
	2011	1.030	1.006	17,208,438
	2010	0.819	1.030	17,670,191
Mid Cap Strategic Growth Fund (Division 83)	2019	1.656	2.271	2,334,210
	2018	1.745	1.656	2,291,327
	2017	1.387	1.745	2,311,515
	2016	1.270	1.387	2,005,070
	2015	1.309	1.270	2,169,804
	2014	1.274	1.309	2,279,202
	2013	0.922	1.274	2,328,211
	2012	0.848	0.922	2,408,362
	2011	0.913	0.848	2,533,256
	2010	0.726	0.913	2,519,332
Nasdaq-100® Index Fund (Division 46)	2019	2.871	3.966	156,323
	2018	2.901	2.871	25,919
	2017	2.202	2.901	6,568
	2016	2.071	2.202	—
	2015	1.904	2.071	—
	2014	1.611	1.904	—
	2013	1.187	1.611	—
	2012	1.010	1.187	—
	2011	0.985	1.010	—
	2010	0.826	0.985	—

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Science & Technology Fund (Division 17)	2019	2.676	3.717	11,837,970
	2018	2.727	2.676	12,192,395
	2017	1.937	2.727	12,271,930
	2016	1.812	1.937	12,546,226
	2015	1.687	1.812	13,220,996
	2014	1.480	1.687	13,018,561
	2013	1.043	1.480	13,486,502
	2012	0.934	1.043	13,961,764
	2011	0.997	0.934	14,977,996
	2010	0.820	0.997	15,845,486
Small Cap Aggressive Growth Fund (Division 86)	2019	2.285	3.154	424,666
	2018	2.503	2.285	231,936
	2017	1.823	2.503	15,262
	2016	1.798	1.823	—
	2015	1.778	1.798	—
	2014	1.624	1.778	—
	2013	1.089	1.624	—
	2012	0.950	1.089	—
	2011	1.063	0.950	—
	2010	0.835	1.063	—
Small Cap Fund (Division 18)	2019	1.874	2.416	149,867
	2018	2.041	1.874	108,202
	2017	1.786	2.041	20,109
	2016	1.555	1.786	5,406
	2015	1.640	1.555	5,406
	2014	1.583	1.640	5,406
	2013	1.132	1.583	5,406
	2012	0.981	1.132	—
	2011	0.993	0.981	—
	2010	0.769	0.993	—
Small Cap Index Fund (Division 14)	2019	1.787	2.227	10,556,608
	2018	2.021	1.787	10,513,311
	2017	1.774	2.021	10,767,348
	2016	1.470	1.774	11,064,916
	2015	1.545	1.470	11,314,841
	2014	1.481	1.545	11,330,492
	2013	1.072	1.481	11,466,084
	2012	0.928	1.072	11,303,009
	2011	0.973	0.928	11,533,659
	2010	0.772	0.973	11,464,255
Small Cap Special Values Fund (Division 84)	2019	1.745	2.237	168,403
	2018	2.030	1.745	358
	2017	1.832	2.030	—
	2016	1.417	1.832	—
	2015	1.485	1.417	—
	2014	1.394	1.485	—
	2013	1.007	1.394	—
	2012	0.883	1.007	—
	2011	0.933	0.883	—
	2010	0.770	0.933	—
Small Mid Growth Fund (Division 85)	2019	1.789	2.457	34,749
	2018	1.897	1.789	7,200
	2017	1.490	1.897	11
	2016	1.493	1.490	—
	2015	1.509	1.493	—
	2014	1.364	1.509	—
	2013	1.016	1.364	—
	2012	0.914	1.016	—
	2011	0.960	0.914	—
	2010	0.763	0.960	—
Stock Index Fund (Division 10)	2019	1.896	2.475	40,225,058
	2018	1.997	1.896	41,932,579
	2017	1.652	1.997	43,756,700
	2016	1.486	1.652	45,223,999
	2015	1.476	1.486	46,527,786
	2014	1.309	1.476	47,538,056
	2013	0.996	1.309	49,302,961
	2012	0.865	0.996	50,955,871
	2011	0.853	0.865	52,636,131
	2010	0.747	0.853	55,546,218
Systematic Core Fund (Division 16)	2019	1.641	2.136	53,396
	2018	1.749	1.641	9,154
	2017	1.451	1.749	1,154
	2016	1.309	1.451	—
	2015	1.316	1.309	—
	2014	1.158	1.316	—
	2013	0.876	1.158	—
	2012	0.776	0.876	—
	2011	0.814	0.776	—
	2010	0.728	0.814	—
Systematic Value Fund (Division 75)	2019	1.715	2.115	72
	2018	1.944	1.715	69
	2017	1.652	1.944	13
	2016	1.457	1.652	—
	2015	1.483	1.457	—
	2014	1.384	1.483	—
	2013	1.018	1.384	—
	2012	0.897	1.018	—
	2011	0.886	0.897	—
	2010	0.777	0.886	—
Value Fund (Division 74)	2019	1.513	1.920	14,004
	2018	1.685	1.513	10,949
	2017	1.467	1.685	8,600
	2016	1.300	1.467	—
	2015	1.348	1.300	—
	2014	1.215	1.348	—
	2013	0.930	1.215	—
	2012	0.799	0.930	—
	2011	0.820	0.799	—
	2010	0.717	0.820	—
VALIC Company II
Aggressive Growth Lifestyle Fund (Division 48)	2019	1.575	1.935	167,606
	2018	1.726	1.575	77,435
	2017	1.487	1.726	12,425
	2016	1.369	1.487	—
	2015	1.383	1.369	—
	2014	1.328	1.383	—
	2013	1.090	1.328	—
	2012	0.948	1.090	—
	2011	0.951	0.948	—
	2010	0.822	0.951	—
Capital Appreciation Fund (Division 39)	2019	1.876	2.391	434
	2018	1.859	1.876	60
	2017	1.505	1.859	22
	2016	1.477	1.505	—
	2015	1.398	1.477	—
	2014	1.289	1.398	—
	2013	0.949	1.289	—
	2012	0.806	0.949	—
	2011	0.822	0.806	—
	2010	0.720	0.822	—

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Conservative Growth Lifestyle Fund (Division 50)	2019	1.537	1.788	125,426
	2018	1.638	1.537	140,819
	2017	1.488	1.638	—
	2016	1.398	1.488	—
	2015	1.419	1.398	—
	2014	1.371	1.419	—
	2013	1.256	1.371	—
	2012	1.124	1.256	—
	2011	1.088	1.124	—
	2010	0.961	1.088	—
Core Bond Fund (Division 58)	2019	1.498	1.652	7,428,956
	2018	1.531	1.498	7,255,873
	2017	1.466	1.531	6,981,579
	2016	1.420	1.466	6,812,963
	2015	1.425	1.420	6,508,962
	2014	1.353	1.425	6,578,063
	2013	1.380	1.353	6,786,151
	2012	1.287	1.380	7,310,233
	2011	1.214	1.287	7,386,819
	2010	1.109	1.214	7,551,827
Government Money Market II Fund (Division 44)	2019	1.033	1.048	107,144
	2018	1.021	1.033	47,476
	2017	1.019	1.021	101
	2016	1.021	1.019	—
	2015	1.022	1.021	—
	2014	1.024	1.022	—
	2013	1.025	1.024	—
	2012	1.026	1.025	—
	2011	1.028	1.026	—
	2010	1.029	1.028	—
High Yield Bond Fund (Division 60)	2019	1.581	1.815	1,251,877
	2018	1.636	1.581	957,325
	2017	1.519	1.636	374,108
	2016	1.347	1.519	—
	2015	1.400	1.347	—
	2014	1.364	1.400	—
	2013	1.298	1.364	—
	2012	1.143	1.298	—
	2011	1.097	1.143	—
	2010	0.967	1.097	—
International Opportunities Fund (Division 33)	2019	1.084	1.361	1,365,591
	2018	1.316	1.084	1,235,774
	2017	0.946	1.316	198,443
	2016	0.953	0.946	—
	2015	0.880	0.953	—
	2014	0.929	0.880	—
	2013	0.768	0.929	—
	2012	0.630	0.768	—
	2011	0.785	0.630	—
	2010	0.655	0.785	—
Large Cap Value Fund (Division 40)	2019	1.486	1.884	43,350
	2018	1.656	1.486	10,967
	2017	1.441	1.656	9,836
	2016	1.233	1.441	—
	2015	1.270	1.233	—
	2014	1.149	1.270	—
	2013	0.850	1.149	—
	2012	0.728	0.850	—
	2011	0.762	0.728	—
	2010	0.659	0.762	—
Mid Cap Growth Fund (Division 37)	2019	1.567	2.075	200,256
	2018	1.695	1.567	10,258
	2017	1.290	1.695	4,939
	2016	1.234	1.290	—
	2015	1.248	1.234	—
	2014	1.223	1.248	—
	2013	0.935	1.223	—
	2012	0.841	0.935	—
	2011	0.887	0.841	—
	2010	0.727	0.887	—
Mid Cap Value Fund (Division 38)	2019	1.630	2.119	4,780,574
	2018	1.922	1.630	4,786,475
	2017	1.681	1.922	4,763,433
	2016	1.476	1.681	5,035,062
	2015	1.499	1.476	5,183,910
	2014	1.407	1.499	5,415,515
	2013	1.049	1.407	5,821,796
	2012	0.862	1.049	5,777,541
	2011	0.947	0.862	6,054,958
	2010	0.776	0.947	6,200,431
Moderate Growth Lifestyle Fund (Division 49)	2019	1.618	1.948	474,010
	2018	1.743	1.618	378,949
	2017	1.536	1.743	32,936
	2016	1.419	1.536	—
	2015	1.435	1.419	—
	2014	1.378	1.435	—
	2013	1.184	1.378	—
	2012	1.043	1.184	—
	2011	1.031	1.043	—
	2010	0.899	1.031	—
Small Cap Growth Fund (Division 35)	2019	2.151	2.957	99,005
	2018	2.259	2.151	39,824
	2017	1.600	2.259	2,823
	2016	1.486	1.600	—
	2015	1.506	1.486	—
	2014	1.508	1.506	—
	2013	1.023	1.508	—
	2012	0.912	1.023	—
	2011	0.953	0.912	—
	2010	0.714	0.953	—
Small Cap Value Fund (Division 36)	2019	1.630	1.940	3,032,142
	2018	1.934	1.630	3,117,000
	2017	1.845	1.934	3,129,105
	2016	1.421	1.845	3,244,456
	2015	1.522	1.421	3,331,031
	2014	1.445	1.522	3,319,359
	2013	1.062	1.445	3,499,632
	2012	0.924	1.062	3,377,292
	2011	1.004	0.924	3,777,447
	2010	0.799	1.004	3,815,444
Strategic Bond Fund (Division 59)	2019	1.568	1.743	392,364
	2018	1.628	1.568	59,663
	2017	1.526	1.628	926
	2016	1.413	1.526	—
	2015	1.443	1.413	—
	2014	1.390	1.443	—
	2013	1.389	1.390	—
	2012	1.237	1.389	—
	2011	1.188	1.237	—
	2010	1.072	1.188	—
U.S. Socially Responsible Fund (Division 41)	2019	2.030	2.669	420,636
	2018	2.144	2.030	282,023
	2017	1.780	2.144	175,085
	2016	1.611	1.780	—
	2015	1.595	1.611	—
	2014	1.383	1.595	—
	2013	1.023	1.383	—
	2012	0.889	1.023	—
	2011	0.879	0.889	—
	2010	0.768	0.879	—

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Division 90)	2019	0.943	1.222	79,700
	2018	1.041	0.943	12,281
	2017	1.709	1.041	364
	2016	1.684	1.709	—
	2015	1.590	1.684	—
	2014	1.492	1.590	—
	2013	1.133	1.492	—
	2012	1.014	1.133	—
	2011	0.985	1.014	—
	2010	0.868	0.985	—
Ariel Appreciation Fund (Division 69)	2019	1.881	2.334	5,184,483
	2018	2.196	1.881	6,442,253
	2017	1.915	2.196	5,647,254
	2016	1.707	1.915	6,025,047
	2015	1.827	1.707	6,256,812
	2014	1.696	1.827	6,378,743
	2013	1.165	1.696	6,429,331
	2012	0.980	1.165	6,117,678
	2011	1.062	0.980	6,119,585
	2010	0.891	1.062	6,233,187
Ariel Fund (Division 68)	2019	1.795	2.229	9,541,660
	2018	2.088	1.795	10,034,303
	2017	1.809	2.088	10,008,212
	2016	1.571	1.809	10,434,963
	2015	1.645	1.571	10,883,086
	2014	1.489	1.645	10,359,026
	2013	1.033	1.489	10,533,301
	2012	0.862	1.033	10,359,474
	2011	0.976	0.862	10,371,335
	2010	0.778	0.976	10,405,683
Invesco Balanced-Risk Commodity Strategy Fund (Division 102)	2019	0.611	0.636	484,325
	2018	0.697	0.611	333,544
	2017	0.667	0.697	—
	2016	0.598	0.667	—
	2015	0.719	0.598	—
	2014	0.857	0.719	—
	2013	0.999	0.857	—
	2012	0.968	0.999	—
	2011	—	0.968	—
T Rowe Price Retirement 2015 (Division 104)	2019	1.126	1.312	116,697
	2018	1.182	1.126	39,577
	2017	1.049	1.182	1,786
	2016	0.984	1.049	2,965
	2015	—	0.984	—
T Rowe Price Retirement 2020 (Division 105)	2019	1.142	1.355	124,320
	2018	1.210	1.142	58,462
	2017	1.052	1.210	14,690
	2016	0.986	1.052	5,228
	2015	—	0.986	—
T Rowe Price Retirement 2025 (Division 106)	2019	1.157	1.390	620,736
	2018	1.233	1.157	203,030
	2017	1.055	1.233	54,563
	2016	0.987	1.055	32,060
	2015	—	0.987	—
T Rowe Price Retirement 2030 (Division 107)	2019	1.168	1.422	167,234
	2018	1.254	1.168	93,789
	2017	1.057	1.254	67,311
	2016	0.988	1.057	12,607
	2015	—	0.988	—
T Rowe Price Retirement 2035 (Division 108)	2019	1.175	1.445	254,859
	2018	1.271	1.175	120,501
	2017	1.058	1.271	2,872
	2016	0.990	1.058	—
	2015	—	0.990	—
T Rowe Price Retirement 2040 (Division 109)	2019	1.182	1.464	166,925
	2018	1.282	1.182	100,142
	2017	1.058	1.282	48,684
	2016	0.990	1.058	32,019
	2015	—	0.990	—
T Rowe Price Retirement 2045 (Division 110)	2019	1.183	1.473	228,172
	2018	1.288	1.183	132,163
	2017	1.059	1.288	38,755
	2016	0.990	1.059	22,159
	2015	—	0.990	—
T Rowe Price Retirement 2050 (Division 111)	2019	1.182	1.473	240,130
	2018	1.288	1.182	139,359
	2017	1.059	1.288	40,236
	2016	0.990	1.059	7,383
	2015	—	0.990	—
T Rowe Price Retirement 2055 (Division 112)	2019	1.182	1.472	97,062
	2018	1.288	1.182	63,557
	2017	1.059	1.288	14,705
	2016	0.990	1.059	6,289
	2015	—	0.990	—
T Rowe Price Retirement 2060 (Division 113)	2019	1.183	1.472	28,258
	2018	1.288	1.183	5,760
	2017	1.060	1.288	—
	2016	0.990	1.060	—
	2015	—	0.990	—
Vanguard LifeStrategy Conservative Growth Fund (Division 54)	2019	1.418	1.629	8,584
	2018	1.470	1.418	3,471
	2017	1.333	1.470	68
	2016	1.267	1.333	—
	2015	1.278	1.267	—
	2014	1.202	1.278	—
	2013	1.110	1.202	—
	2012	1.023	1.110	—
	2011	1.012	1.023	—
	2010	0.916	1.012	—
Vanguard LifeStrategy Growth Fund (Division 52)	2019	1.449	1.773	111,421
	2018	1.567	1.449	1,319
	2017	1.323	1.567	—
	2016	1.229	1.323	—
	2015	1.252	1.229	—
	2014	1.176	1.252	—
	2013	0.976	1.176	—
	2012	0.859	0.976	—
	2011	0.885	0.859	—
	2010	0.774	0.885	—
Vanguard LifeStrategy Moderate Growth Fund (Division 53)	2019	1.458	1.729	143,483
	2018	1.544	1.458	32,107
	2017	1.350	1.544	9,312
	2016	1.269	1.350	—
	2015	1.284	1.269	—
	2014	1.207	1.284	—
	2013	1.056	1.207	—
	2012	0.951	1.056	—
	2011	0.955	0.951	—
	2010	0.848	0.955	—

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Vanguard Long-Term Investment-Grade Fund (Division 22)	2019	1.923	2.306	476,349
	2018	2.053	1.923	272,160
	2017	1.841	2.053	132,079
	2016	1.715	1.841	109,492
	2015	1.761	1.715	134,596
	2014	1.496	1.761	159,410
	2013	1.595	1.496	161,867
	2012	1.435	1.595	200,841
	2011	1.229	1.435	217,443
	2010	1.115	1.229	257,247
Vanguard Long-Term Treasury Fund (Division 23)	2019	1.807	2.054	414,528
	2018	1.849	1.807	373,590
	2017	1.710	1.849	374,450
	2016	1.696	1.710	387,876
	2015	1.730	1.696	407,751
	2014	1.386	1.730	467,894
	2013	1.600	1.386	527,589
	2012	1.553	1.600	588,562
	2011	1.206	1.553	681,696
	2010	1.112	1.206	824,845
Vanguard Wellington Fund (Division 25)	2019	1.818	2.213	23,985,791
	2018	1.895	1.818	24,670,269
	2017	1.662	1.895	25,068,147
	2016	1.507	1.662	25,032,170
	2015	1.516	1.507	25,802,799
	2014	1.390	1.516	26,458,773
	2013	1.169	1.390	26,582,456
	2012	1.045	1.169	26,441,416
	2011	1.013	1.045	27,441,923
	2010	0.919	1.013	28,501,783
Vanguard Windsor II Fund (Division 24)	2019	1.569	2.011	22,494,782
	2018	1.728	1.569	22,962,849
	2017	1.489	1.728	23,726,183
	2016	1.321	1.489	24,316,592
	2015	1.374	1.321	24,671,258
	2014	1.244	1.374	25,581,960
	2013	0.958	1.244	26,158,707
	2012	0.826	0.958	26,164,350
	2011	0.810	0.826	26,647,265
	2010	0.037	0.810	27,483,962

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms

Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.

Benefit Anniversary — the first day of each Benefit Year.

Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.

Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.

Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.

Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.

Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.

Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.

Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.

Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.

Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.

Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.

Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.

Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.

IncomeLOCK Plus

The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Fee Table

The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.

The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLock Plus Fee Formula” below.

We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.

IncomeLOCK Plus Fee Formula

The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.

If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Amounts Received Under IncomeLOCK Plus — Summary

If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.

You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for more information regarding your investment restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program

We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.

You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.

Additional Important Information Applicable to IncomeLOCK Plus

If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.

Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.

IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.

IncomeLOCK Plus Options

You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Age Requirements and Covered Persons

To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.

If you elect one Covered Person:

	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80

If you elect two Covered Persons:

	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)	The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.

Covered Persons can be any of the following:

If you elect one Covered Person:

•	The Contract Owner

•	The annuitant (for Contracts not naturally-owned)

If you elect two Covered Persons:

•	The Contract Owner and the 100% spousal primary beneficiary

•	The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)

•	Spousal joint annuitants (for Contracts not naturally-owned)

Ownership changes can affect IncomeLOCK Plus as follows:

If you elect one Covered Person:

An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:

1.	Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and

2.	Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.

If you elect two Covered Persons:

Ownership changes that do not eliminate the second Covered Person’s guarantee include:

1.	Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and

2.	Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).

Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:

1.	Removal or replacement of the original spousal beneficiary; and

2.	Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.

Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.

Amounts Received under the Benefit

The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%

* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

Calculation of the Value of each Component of the Benefit

The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.

Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.

Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Fifth, we determine the Income Credit.

The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.

Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.

Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.

Increase of the Benefit Base and Income Credit Base

On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.

On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.

Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

Cancellation of IncomeLOCK Plus

IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.

Automatic Termination of IncomeLOCK Plus

The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.

2.	A death benefit is paid, and the Contract is terminated.

3.	Full surrender or termination of the Contract.

4.	Full or partial annuitization of the Contract.

5.	Upon the death of the single Covered Person (for single life benefit).

6.	Upon the death of the second (surviving) Covered Person (for joint lives benefit).

7.	Any change of ownership except as noted above.

Withdrawals under the Living Benefits

The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.

The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:

(1)	No withdrawals in addition to the RMD are taken in that same year;

(2)	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

(3)

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

(4)	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.

If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.

Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.

You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.

Withdrawal under IncomeLOCK Plus

The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.

Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.

The impact of withdrawals on specific factors is further explained below:

Benefit Base and Income Credit Base:    If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

Maximum Annual Withdrawal Amount:    The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any

Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Protected Income Payment:    If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.

If your Account Value is Reduced to Zero

All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.

When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:

1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

2.	Any payment option mutually agreeable between you and us.

Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Latest Annuity Date

If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.

If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:

1.	Annuitize the Account Value under the Contract’s annuity provisions; or

2.	Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

3.	Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).

Death Benefits under IncomeLOCK Plus

If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract with IncomeLOCK Plus and its corresponding fee.

The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.

Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.

For more information on death benefits, see “Death Benefits” in the prospectus.

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013

Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:

Fee Tables

The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1

For Endorsement Dates of December 26, 2012 through February 24, 2013:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

For Endorsement Dates of May 1, 2012 through December 25, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%

For Endorsement Dates prior to May 1, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. Although IncomeLOCK +6 is still available for purchase as of the date of

[1]

The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.

[2]

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.

[3]	The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.

this prospectus, IncomeLOCK +8 is no longer available as of February 25, 2013.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals.

For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.

Amounts Received Under IncomeLOCK Plus

You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).

In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.

While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.

The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.

Note, however, that taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).

The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.

For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%

* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

IncomeLOCK +8

Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life

For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%

For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

Living Benefits Elected prior to December 26, 2012. If you elected IncomeLOCK Plus prior to December 26, 2012, you may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio in accordance with the minimum and maximum percentages below.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	30%[4] Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Small-Mid Growth Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.

The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program.

If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.

See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.

IncomeLOCK Plus Options

If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.

Calculation of the Value of each Component of the Benefit

The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLock Plus Options.”

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”

First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:

1.	100% of Purchase Payments received in the first contract year; and

2.	Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.

For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.

If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third Benefit Anniversary.

See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.

Automatic Termination of IncomeLOCK Plus

In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	The Contract Owner elects to take a loan from the Contract while the benefit is in effect.

2.	The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.

Surrender of Account Value

If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.

Loans

If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

IncomeLOCK

IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.

In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:

Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.

Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.

Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.

Extension Offer

The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

Fee Table

The IncomeLOCK fee is calculated as a percentage of the Benefit Base.6

Fee Period	Maximum Annual Fee Rate
All years	0.90%[7]

The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

IncomeLOCK Features

IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:

• Before 5th Benefit Year anniversary:	5%

• On or after 5th Benefit Year anniversary:	7%

• On or after 10th Benefit Year anniversary:	10%

• On or after 20th Benefit Year anniversary:	10%

• On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

Investment Restrictions

As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	20% Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Equity Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Cap Core Fund

Large Capital Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Value Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[6]

IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.

[7]

For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

Health Sciences Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Growth Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Small-Mid Growth Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Contract Owners who elected IncomeLOCK prior to July 2, 2012 may select Guided Portfolio Advantage, a financial service offered by VALIC Financial Advisors, Inc.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements

Additional Important Information about IncomeLOCK

If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.

IncomeLOCK Components

The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.

Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension		MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years		5%
On or after 5th Benefit Anniversary.	7%	14.28 Years		7%
On or after 10th Benefit Anniversary	10%	10 Years		7%
On or after 20th Benefit Anniversary	10%	10 Years		10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday	5%	Life of the Contract Owner	[9]	5%

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.

Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.

Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

[9]

Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1.	The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or

2.	Full or partial annuitization of the Contract; or

3.	Full surrender of the Contract; or

4.	A death benefit is paid, or

5.	You elect to take a loan from the Contract; or

6.	Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if withdrawals in excess of the MAWA in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1.	An ownership change which results in a change of the older Contract Owner;[10] or

2.	Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or

3.	Death of the Contract Owner; or

4.	A withdrawal in excess of the 5% MAWA.[11]

Surrender of Account Value

The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.

The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1.	No withdrawals in addition to the RMD are taken in that same year;

2.	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3.

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

4.	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.

Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.

The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit

[10]

If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

[11]

However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.

Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.

Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.

Benefit Base: Withdrawals reduce the Benefit Base as follows:

1.	All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2.	Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

(a) is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;

(b) is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.

Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:

1.	If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2.	If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

Minimum Withdrawal Period (MWP): The MWP is calculated as follows:

1.	If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2.	If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1)	In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,

(2)	If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Death Benefits

Spousal Beneficiary

Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Loans

If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look

If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service

Center.

California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service Center.	Arkansas
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit	For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.	Florida
Surrender Charge	For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.	Oregon
Surrender Charge	For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.	Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax	For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period.	South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

© 2020 American International Group, Inc.

All Rights Reserved.

C-1

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL FIXED

AND VARIABLE DEFERRED ANNUITY CONTRACTS

PORTFOLIO DIRECTOR® PLUS

PORTFOLIO DIRECTOR 2

PORTFOLIO DIRECTOR

STATEMENT OF ADDITIONAL INFORMATION

FORM N-4 PART B

April 30, 2020

This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this SAI) dated April 30, 2020 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company"), at VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105; 1-800-448-2542. Prospectuses are also available on the internet at www.valic.com.

Page
General Information ...........................................................................................................................................	3
Federal Tax Matters ...........................................................................................................................................	3
Tax Consequences of Purchase Payments ..................................................................................................	3
Tax Consequences of Distributions ............................................................................................................	6
Special Tax Consequences — Early Distribution .......................................................................................	7
Special Tax Consequences — Required Distributions ...............................................................................	8
Tax Free Rollovers, Transfers and Exchanges ............................................................................................	10
Effect of Tax-Deferred Accumulations.......................................................................................................	10
Foreign Account Tax Compliance Act.............................................................................................................	12
Other Withholding Tax ......................................................................................................................................	12
Exchange Privilege ............................................................................................................................................	12
Exchanges From Independence Plus Contracts ..........................................................................................	12
Exchanges From V-Plan Contracts .............................................................................................................	13
Exchanges From SA-1 and SA-2 Contracts................................................................................................	14
Exchanges From Impact Contracts .............................................................................................................	16
Exchanges From Compounder Contracts....................................................................................................	16
Information That May Be Applicable To Any Exchange ...........................................................................	17
Calculation of Surrender Charge........................................................................................................................	17
Illustration of Surrender Charge on Total Surrender ..................................................................................	18
Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender......................	18
Purchase Unit Value...........................................................................................................................................	19
Illustration of Calculation of Purchase Unit Value .....................................................................................	19
Illustration of Purchase of Purchase Units ..................................................................................................	20
Calculation of MVA Option...............................................................................................................................	20
Payout Payments ................................................................................................................................................	20
Assumed Investment Rate...........................................................................................................................	20
Amount of Payout Payments ......................................................................................................................	21
Payout Unit Value.......................................................................................................................................	21
Illustration of Calculation of Payout Unit Value ........................................................................................	21
Illustration of Payout Payments ..................................................................................................................	22
Distribution of Variable Annuity Contracts .......................................................................................................	22
Experts ...............................................................................................................................................................	22
Comments on Financial Statements ...................................................................................................................	23

2

GENERAL INFORMATION

Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to minimum payment requirements under the Contract. The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

Note: Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company's understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.

This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and after death.

It is VALIC's understanding, confirmed by Internal Revenue Service ("IRS") Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts or other entities as agents for an individual).

Tax Consequences of Purchase Payments

403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion does not apply to Roth 403(b) contributions, which are made on an after-tax basis; however the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.

For 2020, your elective deferrals are generally limited to $19,500. If available under the terms of your employer- sponsored plan, individuals with 15 or more years of service with certain qualifying employers may be eligible to contribute up to an additional $3,000 in deferrals, subject to certain limitations based upon prior such contributions and contributions generally. In addition age-based "catch-up" contributions of up to $6,500 are permitted for individuals who will be age 50 by the end of the 2020 calendar year. When applicable, the additional contribution for individuals with 15 or more years of service with the employer, and the age-based catch-up, may be used in the same year. However, the 15 year contribution must be applied first. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $57,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. The 15 year contributions and age-based catch-up contributions generally are in addition to these limitations. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

3

401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.

408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2019, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $6,000 or 100% of compensation ($7,000 if you are age 50 or older), and are generally fully deductible in 2020 only by individuals who:

(i)are not active Participants in another retirement plan, and are not married;

(ii)are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income is less than $196,000;

(iii)are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $65,000; or

(iv)are active Participants in another retirement plan, are married, and have adjusted gross income of less than $104,000.

Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $12,000 or 100% of the working spouse's earned income, and no more than $6,000 may be contributed to either spouse's IRA for any year. The $12,000 limit increases to $14,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

You may be eligible to make nondeductible IRA contributions of an amount equal to the lesser of:

(i)$6,000 ($7,000 if you are age 50 or older; $12,000 for you and your spouse's IRAs, or $14,000 if you are both age 50 or older) or 100% of compensation; or

(ii)your applicable IRA deduction limit.

You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2020, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $6,000 or 100% of compensation ($7,000 if you are age 50 or older), and a full contribution may be made only by individuals who:

(i)are unmarried and have adjusted gross income of less than $124,000; or

(ii)are married and filing jointly, and have adjusted gross income of less than $196,000.

The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $196,000 and $206,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $206,000. Similarly, the contribution is reduced for those who are single with modified AGI between $124,000 and $139,000, with no contribution for singles with modified AGI over $139,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

4

457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non- governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.

This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2020, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $19,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age under the plan and for governmental plans only, age-based catch-up deferrals up to $6,500 are also permitted for individuals age 50 or older. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.

The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present ownership rights in the Contract and is entitled to payment only in accordance with the EDCP provisions and, where applicable, any trust under which the Contract may be held .

Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2020, the employer may contribute up to 25% of your eligible compensation or $57,000, whichever is less.

Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2019, the limit is $19,500. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2020, employee salary reduction contributions cannot exceed $13,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

Nonqualified Contracts. Purchase Payments made under nonqualified Contracts, whether under an employer- sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual), however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The assets invested in the Contract are owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on    any    increase    in    the    Purchase    Unit   value    attributable   to    Purchase   Payments    made   on    or    after

5

February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

Tax Consequences of Distributions

403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1)attainment of age 59 ½;

(2)severance from employment;

(3)death;

(4)disability;

(5)qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon);

(6)termination of the plan (if the plan sponsor meets the criteria of IRS guidance to terminate the plan); or

(7)birth or adoption of a child (subject to limitations).

 Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.

A plan under which a 403(b) annuity is held may impose additional restrictions.

As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

(1)distributions of Roth 403(b) contributions;

(2)qualified distributions of earnings on Roth 403(b) contributions; and

(3)other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. "Qualified" distributions of earnings on Roth 403(b) contributions made upon attainment of age 59 ½, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.

401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities except that for plan years beginning after December 31, 2018, earnings on elective deferrals may be included in qualified hardship distributions from 401(k) plans. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take  into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for such conversions, regardless of marital status, as were married individuals  who  file   separately.   Beginning  in  2010,  such  conversions   are   available  without  regard  to  income.

6

408A Roth IRAs. "Qualified" distributions upon attainment of age 59 ½, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

Special Tax Consequences — Early Distribution

403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1)death;

(2)disability;

(3)separation from service after a Participant reaches age 55 (age 50 for public safety employees of a governmental plan) (only applies to 403(b), 401(a)/(k), and 403(a) plans);

(4)separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2;

(5)distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt;

(6)distributions to an alternate payee pursuant to a domestic relations order;

(7)qualifying disaster distributions; and

(8)qualifying distributions upon the birth or adoption of a child.

Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from the 10% penalty tax:

7

(1)distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

(2)distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

(3)distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive weeks.

408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

457 Plans. Distributions generally may be made under an EDCP prior to severance from employment only upon attainment of age 59 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid. Such distributions are not subject to the 10% early withdrawal penalty tax. The plan may impose additional restrictions on distributions.

Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59

½under a nonqualified Contract, unless the distribution is:

(1)to a Beneficiary on or after the Contract Owner's death;

(2)upon the Contract Owner's disability;

(3)part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 ½;

(4)made under an immediate annuity contract, or

(5)allocable to Purchase Payments made before August 14, 1982.

Special Tax Consequences — Required Distributions

403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 ½ (or age 72, for individuals born on or after July 1, 1949), or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary not more than 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

(ii)the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period that does not exceed the longer of the Participant's or the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.

8

Beginning January 1, 2022 for certain governmental and collectively bargained retirement plans, and January 1,

2020 for all others: the maximum period for payments to a beneficiary who is not:

∙the surviving spouse of the plan participant or IRA owner;

∙a minor child of such plan participant or IRA owner;

∙a qualifying special needs beneficiary; or,

∙not more than ten years younger than such plan participant or IRA owner;

generally will be limited to a maximum ten year distribution period following the death of the plan participant or IRA owner. Additional rules, requirements and exceptions may apply. Individuals should consult their personal tax advisor.

A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you have purchased the IncomeLOCK or IncomeLOCK Plus benefit option, the calculation of the required minimum distribution may include the value of the IncomeLOCK or IncomeLOCK Plus and may increase the amount of the required minimum distribution. IncomeLock and IncomeLock Plus benefit options are no longer available for purchase.

401(a)/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1)there is no exception for pre-1987 amounts; and

(2)there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 ½ (or age 72, as applicable) is attained.

A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply after the Contract Owner's death.

A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.

9

Tax-Free Rollovers, Transfers and Exchanges

403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k) or eligible Roth 457(b) account. Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.

408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA.

Special, complicated rules governing holding periods and avoidance of the 10% penalty tax apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

457 Plans. Tax-free transfer of EDCP amounts from tax-exempt employers are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.

Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

∙A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

∙A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

∙Taxable accounts such as savings accounts.

10

100
$91,657
90

80		$68,743
70			Tax Account

$58,007

60
	$48,665		Non-qualified Contract Tax-

50

	$36,499		Deferred Annuity

40
	$32,762		Tax-Deferred Annuity
30
$19,621

20$14,716

$13,978

10

0

10 Years	20 Years	30 Years

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred account (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax- favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax- deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

Paycheck Comparison

	Tax-Favored Retirement Program	Taxable Account

Annual amount available for savings before	$2,400	$2,400
federal taxes

Current federal income tax due on Purchase	0	$(600)
Payments

Net retirement plan Purchase Payments	$2,400	$1,800

	11

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax- qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Foreign Account Tax Compliance Act ("FATCA")

U.S. persons should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity holding accounts on behalf of U.S. persons if such entity fails to provide applicable certifications to the U.S. government. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary. Prospective purchasers with accounts in foreign financial institutions or foreign entities should consult with their tax advisor regarding the application of FATCA to their purchase.

Other Withholding Tax

A non-resident Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

EXCHANGE PRIVILEGE

In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

Exchanges From Independence Plus Contracts

(UIT-585 and UITG-585)

Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

Other Charges.  Under the Independence  Plus  Contracts,  a  maintenance charge of $20 is assessed for the first year and  an  annual  charge of  $15 is  assessed  for the  second  and  later  years  during  the  accumulation period. The

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charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the variable sub-accounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director.

Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. In addition, two fixed investment options are available. Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. Three fixed investment options are also available.

Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From V-Plan Contracts

(IFA-582 and GFA-582)

Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender, to the extent it does not exceed 10% of the account value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-Participant has maintained the account for a period of five years and has attained age 59 ½. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly   account  maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is   assessed   for   any   calendar   quarter   if   the   Account   Value  is  credited  only  to  the   Fixed   Account  Options

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throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director.

Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From SA-1 and SA-2 Contracts (GUP-64, GUP-74, GTS-VA)

Agents' and Managers' Retirement Plan Exchange Offer. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director. Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers will apply to the Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for a Purchase Payment plan, the participant may choose to:

•Remain in the SA-1 Contract and Independence Plus Contract.

•Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

•Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the form of the contract or certificate for its terms and conditions.

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Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA- 1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. Three fixed investment options are also available.

Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

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Exchanges From Impact Contracts (UIT-981)

Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The charge is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No charge is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such charge begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The charge may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. Three fixed investment options are also available.

Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From Compounder Contracts (C-1-75 AND IFA-78)

Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to  Portfolio  Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments  to  Portfolio  Director will be deemed to be withdrawn before any Exchanged Amount is deemed   to  be   withdrawn.  Under   Portfolio  Director,   no  sales  charge  is  deducted   at   the

16

time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

Information That May Be Applicable To Any Exchange

Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.

To satisfy a federal tax law requirement, non-spouse Beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the Beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

Group Unallocated Contracts. We do not allow exchanges from group unallocated Contracts.

CALCULATION OF SURRENDER CHARGE

The surrender charge is discussed in the prospectus under "Fees and Charges — Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

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Illustration of Surrender Charge on Total Surrender

Example 1.

Transaction History

Date	Transaction	Amount
10/1/94............................................................	Purchase Payment	$10,000
10/1/95............................................................	Purchase Payment	$5,000
10/1/96............................................................	Purchase Payment	$15,000
10/1/97............................................................	Purchase Payment	$2,000
10/1/98............................................................	Purchase Payment	$3,000
10/1/99............................................................	Purchase Payment	$4,000
12/31/99..........................................................	Total Purchase Payments (Assumes
	Account Value is $50,000)	$39,000
12/31/99	Total Surrender

Surrender Charge is lesser of (a) or (b):

a.Surrender Charge calculated on 60 months of Purchase Payments

1.	Surrender Charge against Purchase Payment of 10/1/94...................................................................	$0
2.	Surrender Charge against Purchase Payment of 10/1/95...................................................................	$250
3.	Surrender Charge against Purchase Payment of 10/1/96...................................................................	$750
4.	Surrender Charge against Purchase Payment of 10/1/97...................................................................	$100
5.	Surrender Charge against Purchase Payment of 10/1/98...................................................................	$150
6.	Surrender Charge against Purchase Payment of 10/1/99...................................................................	$200
Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6) ..................................................		$1,450

b.Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:

Account Value at time of surrender		$50,000
Less 10% not subject to Surrender Charge		- 5,000
Subject to Surrender Charge		45,000
	×	.05
Surrender Charge based on Account Value		$2,250	.................................................. $2,250
c. Surrender Charge is the lesser of a or b ....................................................................................................			$1,450

Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender

Example 2.

Transaction History (Assumes No Interest Earned)

Date	Transaction	Amount
10/1/94 ............................................................	Purchase Payment	$10,000
10/1/95 ............................................................	Purchase Payment	5,000
10/1/96 ............................................................	Purchase Payment	15,000
10/1/97 ............................................................	Purchase Payment	2,000
10/1/98 ............................................................	Purchase Payment	3,000
10/1/99 ............................................................	Purchase Payment	4,000
12/31/99 ..........................................................	10% Partial Surrender (Assumes	3,900
	Account Value is $39,000)
2/1/00 ..............................................................	Full Surrender	35,100

a.Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

b.The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 — $3,900 = $35,100

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c.The Surrender Charge calculated on the Account Value withdrawn $35,100 × .05 = $1,755

d.Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 × (0.05) = $1,450.

PURCHASE UNIT VALUE

Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

Gross Investment Rate

=(equals)

The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.

÷(divided by)

The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

Net Investment Rate

=(equals)

Gross Investment Rate (calculated in Step 1)

–(minus)

Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

Purchase Unit Value for that day.

=(equals)

Purchase Unit Value for immediate preceding day.

×(multiplied by)

Net Investment Rate (as calculated in Step 2) plus 1.00.

The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

Illustration of Calculation of Purchase Unit Value

Example 3.

1.	Purchase Unit value, beginning of period .......................................................................................	$1.800000
2.	Value of Fund share, beginning of period .......................................................................................	$21.200000
3.	Change in value of Fund share ........................................................................................................	$.500000
4.	Gross investment return (3)÷(2) ......................................................................................................	.023585
5.	Daily separate account fee*.............................................................................................................	.000027
*Fee of 1% per annum used for illustrative purposes.
6.	Net investment return (4)—(5)........................................................................................................	.023558
7.	Net investment factor 1.000000+(6) ...............................................................................................	1.023558
8.	Purchase Unit value, end of period (1)×(7) .....................................................................................	$1.842404
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	Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)
Example 4.
1.	First Periodic Purchase Payment .....................................................................................................	$100.00
2.	Purchase Unit value on effective date of purchase (see Example 3) ...............................................	$1.800000
3.	Number of Purchase Units purchased (1)÷(2) .................................................................................	55.556
4.	Purchase Unit value for valuation date following purchase (see Example 3) .................................	$1.842404
5.	Value of Purchase Units in account for valuation date following purchase (3)×(4)........................	$102.36
CALCULATION OF MVA OPTION

The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

The market value adjustment is determined by the formula below, using the following factors:

•A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

•B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

•N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

•The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

The market value adjustment will equal:

The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

[(1+A)/(1+B+0.005)](N/12) - 1

The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

PAYOUT PAYMENTS

Assumed Investment Rate

The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3½% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3½% rate described here as follows: 3%, 4½%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected    under    individual    Contracts.)   The   foregoing   Assumed   Investment  Rates  are  used   merely  in   order

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to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

Amount of Payout Payments

The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3½%, 4% and 5% per annum (3½% in the group Contract).

The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3½% or other Assumed Investment Rate referred to above.

Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3½% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1½ percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2½ percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

Payout Unit Value

The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

Illustration of Calculation of Payout Unit Value

Example 8.

1.	Payout Unit value, beginning of period ...............................................................................	$ .980000
2.	Net investment factor for Period (see Example 3)...............................................................	1.023558
3.	Daily adjustment for 3 ½% Assumed Investment Rate .......................................................	.999906
	21

4.	(2)×(3) .................................................................................................................................	1.023462
5.	Payout Unit value, end of period (1)×(4).............................................................................	$ 1.002993

Illustration of Payout Payments

Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

1.	Number of Purchase Units at Payout Date ..............................................................	10,000.00
2.	Purchase Unit value (see Example 3) ......................................................................	$1.800000
3.	Account Value of Contract (1)×(2) .........................................................................	$18,000.00
4.	First monthly Payout Payment per $1,000 of Account Value .................................	$5.63
5.	First monthly Payout Payment (3)×(4)÷1,000.........................................................	$101.34
6.	Payout Unit value (see Example 8) .........................................................................	$.980000
7.	Number of Payout Units (5)÷(6) .............................................................................	103.408
8.	Assume Payout Unit value for second month equal to ............................................	$.997000
9.	Second monthly Payout Payment (7)×(8)................................................................	$103.10
10. Assume Payout Unit value for third month equal to...............................................		$.953000
11. Third monthly Payout Payment (7)×(10) ...............................................................		$98.55
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority ("FINRA").

AIG Capital Services, Inc. (formerly, SunAmerica Capital Services, Inc. ("AIGCS" or the "Distributor")), is the distributor for VALIC Separate Account A. The Distributor, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367. The Distributor is a Delaware corporation and a member of

FINRA.

VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professional will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments.

Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales Commissions paid for Portfolio Director, Portfolio Director 2 and Portfolio Director Plus for the years 2017, 2018 and 2019 totaled $92,666,475, $93,002,527, and $88,484,176, respectively. The Distributor retained $0 in commissions for each of the Portfolio Director products for those same years.

EXPERTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Life Insurance Company ("VALIC").

You may obtain a free copy of these financial statements if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

22

The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

-The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019

-The Audited Statutory Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019

COMMENTS ON FINANCIAL STATEMENTS

The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.

© 2020 American International Group, Inc.

All Rights Reserved.

23

Separate Account A The Variable Annuity Life Insurance Company

2019

Annual Report

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and The Variable Annuity Life Insurance Company Contract Owners of Separate Account A.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of the Separate Account A as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Beacon Bridgeway Large Cap Growth Fund Investor	American Beacon Holland Large Cap Growth Fund Investor Class
Class

AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA Wellington Growth Portfolio Class 3 (1) (8)

AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Natural Resources Portfolio Class 3 (2) (8)

AST SA Wellington Capital Appreciation Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 3

AST SA Wellington Government and Quality Bond Portfolio Class	Ariel Fund Investor Class
3

Ariel Appreciation Fund Investor Class	FTVIP Templeton Global Asset Allocation Fund (7)

FTVIP Franklin Allocation VIP Fund Class 2	Invesco V.I. Comstock Fund Series II

FTVIP Franklin Income VIP Fund Class 2	Invesco V.I. Growth and Income Fund Series II

Goldman Sachs VIT Government Money Market Fund Service	PIMCO Total Return Portfolio Institutional Class (7)
Class

Invesco V.I. American Franchise Fund Series II	SST SA Allocation Moderate Portfolio Class 3

Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3

Lord Abbett Growth and Income Portfolio Class VC	SST SA Wellington Real Return Portfolio Class 3

Neuberger Berman AMT Guardian Trust Class (7)	SAST SA Janus Focused Growth Portfolio Class 3

PIMCO Total Return Portfolio Advisor Class (7)	SAST SA JPMorgan Diversified Balanced Portfolio Class 3

SST SA Allocation Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3

SST SA Allocation Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3

SST SA Allocation Moderate Growth Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3

SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3

SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3

SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3 (3)

SAST SA American Funds Global Growth Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3

SAST SA American Funds Growth Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3 (3)

SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3

SAST SA American Funds VCP Managed Allocation Portfolio	SAST SA Legg Mason Tactical Opportunities Class 3
Class 3

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

SAST SA Boston Company Capital Growth Portfolio Class 3 (5) (8)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3

SAST SA Columbia Technology Portfolio Class 3	SAST SA MFS Telecom Utility Portfolio Class 3 (6) (8)

SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3

SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3

SAST SA Emerging Markets Equity Index Portfolio Class 3 (3)	SAST SA Morgan Stanley International Equities Portfolio Class 3

SAST SA Federated Corporate Bond Portfolio Class 3	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3

SAST SA Fidelity Institutional AM® International Growth	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
Portfolio Class 1 (7)

SAST SA Fidelity Institutional AM® International Growth	SAST SA PineBridge High-Yield Bond Portfolio Class 3
Portfolio Class 3 (7)

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3

SAST SA Fixed Income Index Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3

SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3

SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3

SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1 (7)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3

SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3 (7)	SAST SA Templeton Foreign Value Portfolio Class 3

SAST SA Global Index Allocation 60-40 Portfolio Class 3 (3)	SAST SA VCP Dynamic Allocation Portfolio Class 3

SAST SA Global Index Allocation 75-25 Portfolio Class 3 (3)	SAST SA VCP Dynamic Strategy Portfolio Class 3

SAST SA Global Index Allocation 90-10 Portfolio Class 3 (3)	SAST SA VCP Index Allocation Portfolio Class 3

SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA WellsCap Fundamental Growth Portfolio Class 3 (4) (8)

SAST SA Index Allocation 60-40 Portfolio Class 3	T Rowe Price Retirement 2040 Advisor Class

SAST SA Index Allocation 80-20 Portfolio Class 3	T Rowe Price Retirement 2045 Advisor Class

SAST SA Index Allocation 90-10 Portfolio Class 3	T Rowe Price Retirement 2050 Advisor Class

SAST SA International Index Portfolio Class 3	T Rowe Price Retirement 2055 Advisor Class

SAST SA Invesco Growth Opportunities Portfolio Class 3	T Rowe Price Retirement 2060 Advisor Class

SAST SA Invesco VCP Equity-Income Portfolio Class 3	VALIC Company I International Growth Fund

T Rowe Price Retirement 2015 Advisor Class	VALIC Company I International Socially Responsible Fund

T Rowe Price Retirement 2020 Advisor Class	VALIC Company I International Value Fund

T Rowe Price Retirement 2025 Advisor Class	VALIC Company I Large Cap Core Fund

T Rowe Price Retirement 2030 Advisor Class	VALIC Company I Large Capital Growth Fund

T Rowe Price Retirement 2035 Advisor Class	VALIC Company I Mid Cap Index Fund

VALIC Company I Asset Allocation Fund	VALIC Company I Mid Cap Strategic Growth Fund

VALIC Company I Blue Chip Growth Fund	VALIC Company I Nasdaq-100 Index Fund

VALIC Company I Capital Conservation Fund	VALIC Company I Science & Technology Fund

VALIC Company I Core Equity Fund	VALIC Company I Small Cap Aggressive Growth Fund

VALIC Company I Dividend Value Fund	VALIC Company I Small Cap Fund

VALIC Company I Dynamic Allocation Fund	VALIC Company I Small Cap Index Fund

VALIC Company I Emerging Economies Fund	VALIC Company I Small Cap Special Values Fund

VALIC Company I Global Real Estate Fund	VALIC Company I Small Mid Growth Fund

VALIC Company I Global Strategy Fund	VALIC Company I Stock Index Fund

VALIC Company I Government Money Market I Fund	VALIC Company I Systematic Value Fund

VALIC Company I Government Securities Fund	VALIC Company I Value Fund

VALIC Company I Growth & Income Fund	VALIC Company II Mid Cap Growth Fund

VALIC Company I Growth Fund	VALIC Company II Mid Cap Value Fund

VALIC Company I Health Sciences Fund	VALIC Company II Moderate Growth Lifestyle Fund

VALIC Company I Inflation Protected Fund	VALIC Company II Small Cap Growth Fund

VALIC Company I International Equities Index Fund	VALIC Company II Small Cap Value Fund

VALIC Company I International Government Bond Fund	VALIC Company II Strategic Bond Fund

VALIC Company II Aggressive Growth Lifestyle Fund	VALIC Company II U.S. Socially Responsible Fund

VALIC Company II Capital Appreciation Fund	Vanguard Long-Term Treasury Fund Investor Shares

VALIC Company II Conservative Growth Lifestyle Fund	Vanguard Wellington Fund Investor Shares

VALIC Company II Core Bond Fund	Vanguard Windsor II Fund Investor Shares

VALIC Company II Government Money Market II Fund

VALIC Company II High Yield Bond Fund

VALIC Company II International Opportunities Fund

VALIC Company II Large Cap Value Fund

Vanguard LifeStrategy Conservative Growth Fund Investor Shares

Vanguard LifeStrategy Growth Fund Investor Shares

Vanguard LifeStrategy Moderate Growth Fund Investor Shares

Vanguard Long-Term Investment-Grade Fund Investor Shares

(1)The AST SA Wellington Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(2)The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(3)For the period May 1, 2018 (commencement of operations) to December 31, 2018 and January 1, 2019 to December 31, 2019.

(4)The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(5)The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(6)The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.

(7)There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.

(8)Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.

Basis for Opinions

These financial statements are the responsibility of The Variable Annuity Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub- accounts of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

We have served as the auditor of one or more of the sub-accounts of the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

				Contract		Net Assets
		Due from (to)		Owners -	Contract Owners	Attributable to
	Investments at Fair	General		Annuity	- Accumulation	Contract Owner
Sub-accounts	Value	Account, Net	Net Assets	Reserves	Reserves	Reserves
American Beacon Bridgeway Large Cap Growth Fund Investor Class	$65,597,447	$(4,491)	$65,592,956	$9,539	$65,583,417	$65,592,956
AST SA BlackRock Multi-Asset Income Portfolio Class 3	1,603,100	-	1,603,100	-	1,603,100	1,603,100
AST SA PGI Asset Allocation Portfolio Class 3	162,330	-	162,330	-	162,330	162,330
AST SA Wellington Capital Appreciation Portfolio Class 3	2,573,340	-	2,573,340	-	2,573,340	2,573,340
AST SA Wellington Government and Quality Bond Portfolio Class 3	3,544,138	-	3,544,138	-	3,544,138	3,544,138
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,310,975	-	1,310,975	-	1,310,975	1,310,975
Ariel Appreciation Fund Investor Class	282,719,470	(13,621)	282,705,849	327,735	282,378,114	282,705,849
Ariel Fund Investor Class	382,124,960	(20,446)	382,104,514	176,531	381,927,983	382,104,514
FTVIP Franklin Allocation VIP Fund Class 2	439,694	-	439,694	-	439,694	439,694
FTVIP Franklin Income VIP Fund Class 2	4,008,102	-	4,008,102	-	4,008,102	4,008,102
Goldman Sachs VIT Government Money Market Fund Service Class	781,077	-	781,077	-	781,077	781,077
Invesco V.I. American Franchise Fund Series II	553,458	-	553,458	-	553,458	553,458
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	141,198,775	(5,423)	141,193,352	34,116	141,159,236	141,193,352
Invesco V.I. Comstock Fund Series II	1,215,833	-	1,215,833	-	1,215,833	1,215,833
Invesco V.I. Growth and Income Fund Series II	1,382,771	-	1,382,771	-	1,382,771	1,382,771
Lord Abbett Growth and Income Portfolio Class VC	300,054	-	300,054	-	300,054	300,054
SST SA Allocation Balanced Portfolio Class 3	2,222,298	-	2,222,298	-	2,222,298	2,222,298
SST SA Allocation Growth Portfolio Class 3	4,773,276	-	4,773,276	-	4,773,276	4,773,276
SST SA Allocation Moderate Growth Portfolio Class 3	4,344,290	-	4,344,290	-	4,344,290	4,344,290
SST SA Allocation Moderate Portfolio Class 3	4,551,478	-	4,551,478	-	4,551,478	4,551,478
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	2,062,135	-	2,062,135	-	2,062,135	2,062,135
SST SA Wellington Real Return Portfolio Class 3	2,857,482	-	2,857,482	-	2,857,482	2,857,482
SAST SA AB Growth Portfolio Class 3	1,802,080	-	1,802,080	-	1,802,080	1,802,080
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,168,093	-	1,168,093	-	1,168,093	1,168,093
SAST SA American Funds Asset Allocation Portfolio Class 3	44,732,136	-	44,732,136	-	44,732,136	44,732,136
SAST SA American Funds Global Growth Portfolio Class 3	2,486,755	-	2,486,755	-	2,486,755	2,486,755
SAST SA American Funds Growth Portfolio Class 3	5,014,053	-	5,014,053	-	5,014,053	5,014,053
SAST SA American Funds Growth-Income Portfolio Class 3	4,897,859	-	4,897,859	-	4,897,859	4,897,859
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	63,190,903	-	63,190,903	-	63,190,903	63,190,903
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	31,712,630	-	31,712,630	-	31,712,630	31,712,630
SAST SA Columbia Technology Portfolio Class 3	1,427,154	-	1,427,154	-	1,427,154	1,427,154
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,169,032	-	1,169,032	-	1,169,032	1,169,032
SAST SA Dogs of Wall Street Portfolio Class 3	2,675,453	-	2,675,453	-	2,675,453	2,675,453
SAST SA Emerging Markets Equity Index Portfolio Class 3	21,685	-	21,685	-	21,685	21,685
SAST SA Federated Corporate Bond Portfolio Class 3	4,723,429	-	4,723,429	-	4,723,429	4,723,429
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	162,907	-	162,907	-	162,907	162,907
SAST SA Fixed Income Index Portfolio Class 3	1,431,324	-	1,431,324	-	1,431,324	1,431,324
SAST SA Fixed Income Intermediate Index Portfolio Class 3	305,978	-	305,978	-	305,978	305,978
SAST SA Franklin Small Company Value Portfolio Class 3	511,547	-	511,547	-	511,547	511,547
SAST SA Global Index Allocation 60-40 Portfolio Class 3	1,062,585	-	1,062,585	-	1,062,585	1,062,585
SAST SA Global Index Allocation 75-25 Portfolio Class 3	1,752,595	-	1,752,595	-	1,752,595	1,752,595
SAST SA Global Index Allocation 90-10 Portfolio Class 3	5,387,380	-	5,387,380	-	5,387,380	5,387,380
SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,285,519	-	2,285,519	-	2,285,519	2,285,519
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,072,638	-	1,072,638	-	1,072,638	1,072,638
SAST SA Index Allocation 60-40 Portfolio Class 3	5,213,149	-	5,213,149	-	5,213,149	5,213,149
SAST SA Index Allocation 80-20 Portfolio Class 3	10,117,240	-	10,117,240	-	10,117,240	10,117,240
SAST SA Index Allocation 90-10 Portfolio Class 3	34,642,920	-	34,642,920	-	34,642,920	34,642,920
SAST SA International Index Portfolio Class 3	199,617	-	199,617	-	199,617	199,617
SAST SA Invesco Growth Opportunities Portfolio Class 3	176,156	-	176,156	-	176,156	176,156
SAST SA Invesco VCP Equity-Income Portfolio Class 3	23,871,143	-	23,871,143	-	23,871,143	23,871,143
SAST SA Janus Focused Growth Portfolio Class 3	576,852	-	576,852	-	576,852	576,852
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	2,214,964	-	2,214,964	-	2,214,964	2,214,964
SAST SA JPMorgan Emerging Markets Portfolio Class 3	463,158	-	463,158	-	463,158	463,158
SAST SA JPMorgan Equity-Income Portfolio Class 3	1,471,036	-	1,471,036	-	1,471,036	1,471,036
SAST SA JPMorgan Global Equities Portfolio Class 3	26,293	-	26,293	-	26,293	26,293
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	4,893,440	-	4,893,440	-	4,893,440	4,893,440
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	402,493	-	402,493	-	402,493	402,493
SAST SA Large Cap Growth Index Portfolio Class 3	435,373	-	435,373	-	435,373	435,373
SAST SA Large Cap Index Portfolio Class 3	674,069	-	674,069	-	674,069	674,069
SAST SA Large Cap Value Index Portfolio Class 3	145,892	-	145,892	-	145,892	145,892
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	1,003,722	-	1,003,722	-	1,003,722	1,003,722
SAST SA Legg Mason Tactical Opportunities Class 3	386,488	-	386,488	-	386,488	386,488
SAST SA MFS Blue Chip Growth Portfolio Class 3	1,045,384	-	1,045,384	-	1,045,384	1,045,384
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	1,507,785	-	1,507,785	-	1,507,785	1,507,785
SAST SA MFS Total Return Portfolio Class 3	1,312,029	-	1,312,029	-	1,312,029	1,312,029
SAST SA Mid Cap Index Portfolio Class 3	604,165	-	604,165	-	604,165	604,165
SAST SA Morgan Stanley International Equities Portfolio Class 3	882,044	-	882,044	-	882,044	882,044
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	1,186,221	-	1,186,221	-	1,186,221	1,186,221
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	28,018,623	-	28,018,623	-	28,018,623	28,018,623
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,356,131	-	1,356,131	-	1,356,131	1,356,131
SAST SA Putnam International Growth and Income Portfolio Class 3	95,700	-	95,700	-	95,700	95,700
SAST SA Schroders VCP Global Allocation Portfolio Class 3	18,737,065	-	18,737,065	-	18,737,065	18,737,065
SAST SA Small Cap Index Portfolio Class 3	459,321	-	459,321	-	459,321	459,321
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,731,843	-	1,731,843	-	1,731,843	1,731,843
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	34,203,578	-	34,203,578	-	34,203,578	34,203,578

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

						Contract		Net Assets
			Due from (to)			Owners -	Contract Owners	Attributable to
	Investments at Fair		General			Annuity	- Accumulation	Contract Owner
Sub-accounts	Value		Account, Net	Net Assets		Reserves	Reserves	Reserves
SAST SA Templeton Foreign Value Portfolio Class 3	$673,040	$	- $	673,040	$	- $	673,040	$673,040
SAST SA VCP Dynamic Allocation Portfolio Class 3	77,580,650		-	77,580,650		-	77,580,650	77,580,650
SAST SA VCP Dynamic Strategy Portfolio Class 3	65,253,071		-	65,253,071		-	65,253,071	65,253,071
SAST SA VCP Index Allocation Portfolio Class 3	17,018,935		-	17,018,935		-	17,018,935	17,018,935
SAST SA WellsCap Aggressive Growth Portfolio Class 3	470,819		-	470,819		-	470,819	470,819
T Rowe Price Retirement 2015 Advisor Class	13,841,987		(255)	13,841,732		-	13,841,732	13,841,732
T Rowe Price Retirement 2020 Advisor Class	38,510,744		(756)	38,509,988		-	38,509,988	38,509,988
T Rowe Price Retirement 2025 Advisor Class	45,531,260		(1,467)	45,529,793		-	45,529,793	45,529,793
T Rowe Price Retirement 2030 Advisor Class	46,964,231		(1,846)	46,962,385		-	46,962,385	46,962,385
T Rowe Price Retirement 2035 Advisor Class	34,511,251		(1,630)	34,509,621		-	34,509,621	34,509,621
T Rowe Price Retirement 2040 Advisor Class	35,250,403		(1,993)	35,248,410		-	35,248,410	35,248,410
T Rowe Price Retirement 2045 Advisor Class	26,409,325		(1,766)	26,407,559		-	26,407,559	26,407,559
T Rowe Price Retirement 2050 Advisor Class	22,088,862		(1,742)	22,087,120		-	22,087,120	22,087,120
T Rowe Price Retirement 2055 Advisor Class	10,391,073		(1,076)	10,389,997		-	10,389,997	10,389,997
T Rowe Price Retirement 2060 Advisor Class	6,885,236		(813)	6,884,423		-	6,884,423	6,884,423
VALIC Company I Asset Allocation Fund	152,045,906		(9,304)	152,036,602		86,401	151,950,201	152,036,602
VALIC Company I Blue Chip Growth Fund	843,565,112		(57,768)	843,507,344		111,748	843,395,596	843,507,344
VALIC Company I Capital Conservation Fund	150,264,475		(6,311)	150,258,164		133,840	150,124,324	150,258,164
VALIC Company I Core Equity Fund	254,501,693		(13,711)	254,487,982		212,115	254,275,867	254,487,982
VALIC Company I Dividend Value Fund	998,924,670		(65,062)	998,859,608		223,076	998,636,532	998,859,608
VALIC Company I Dynamic Allocation Fund	195,248,778		(2,602)	195,246,176		-	195,246,176	195,246,176
VALIC Company I Emerging Economies Fund	761,154,369		(32,587)	761,121,782		58,130	761,063,652	761,121,782
VALIC Company I Global Real Estate Fund	461,731,150		(27,145)	461,704,005		5,010	461,698,995	461,704,005
VALIC Company I Global Strategy Fund	324,067,720		(28,020)	324,039,700		127,510	323,912,190	324,039,700
VALIC Company I Government Money Market I Fund	294,784,754		(29,190)	294,755,564		9,889	294,745,675	294,755,564
VALIC Company I Government Securities Fund	102,661,200		(4,362)	102,656,838		78,508	102,578,330	102,656,838
VALIC Company I Growth & Income Fund	125,419,540		(9,326)	125,410,214		71,210	125,339,004	125,410,214
VALIC Company I Growth Fund	1,386,100,170		(79,229)	1,386,020,941		381,088	1,385,639,853	1,386,020,941
VALIC Company I Health Sciences Fund	821,449,786		(37,637)	821,412,149		174,748	821,237,401	821,412,149
VALIC Company I Inflation Protected Fund	609,703,568		(46,628)	609,656,940		95,241	609,561,699	609,656,940
VALIC Company I International Equities Index Fund	1,171,303,485		(83,003)	1,171,220,482		138,876	1,171,081,606	1,171,220,482
VALIC Company I International Government Bond Fund	111,787,233		(8,487)	111,778,746		21,477	111,757,269	111,778,746
VALIC Company I International Growth Fund	477,227,915		(38,774)	477,189,141		434,148	476,754,993	477,189,141
VALIC Company I International Socially Responsible Fund	389,076,262		(16,698)	389,059,564		335,564	388,724,000	389,059,564
VALIC Company I International Value Fund	664,108,803		(43,183)	664,065,620		64,386	664,001,234	664,065,620
VALIC Company I Large Cap Core Fund	156,227,369		(11,457)	156,215,912		23,140	156,192,772	156,215,912
VALIC Company I Large Capital Growth Fund	523,970,390		(22,956)	523,947,434		125,746	523,821,688	523,947,434
VALIC Company I Mid Cap Index Fund	3,307,150,545		(239,626)	3,306,910,919		1,507,540	3,305,403,379	3,306,910,919
VALIC Company I Mid Cap Strategic Growth Fund	310,863,428		(13,438)	310,849,990		59,210	310,790,780	310,849,990
VALIC Company I Nasdaq-100 Index Fund	525,519,673		(22,363)	525,497,310		117,921	525,379,389	525,497,310
VALIC Company I Science & Technology Fund	1,461,079,669		(57,776)	1,461,021,893		1,088,973	1,459,932,920	1,461,021,893
VALIC Company I Small Cap Aggressive Growth Fund	172,549,719		(6,950)	172,542,769		14,055	172,528,714	172,542,769
VALIC Company I Small Cap Fund	302,480,199		(17,989)	302,462,210		244,382	302,217,828	302,462,210
VALIC Company I Small Cap Index Fund	1,068,745,691		(81,418)	1,068,664,273		646,250	1,068,018,023	1,068,664,273
VALIC Company I Small Cap Special Values Fund	221,436,536		(7,801)	221,428,735		64,247	221,364,488	221,428,735
VALIC Company I Small Mid Growth Fund	127,444,187		(5,392)	127,438,795		12,282	127,426,513	127,438,795
VALIC Company I Stock Index Fund	4,762,682,420		(946,891)	4,761,735,529		4,754,800	4,756,980,729	4,761,735,529
VALIC Company I Systematic Value Fund	45,593,079		(3,102)	45,589,977		-	45,589,977	45,589,977
VALIC Company I Value Fund	82,278,032		(10,742)	82,267,290		4,323	82,262,967	82,267,290
VALIC Company II Aggressive Growth Lifestyle Fund	612,006,045		(42,907)	611,963,138		50,385	611,912,753	611,963,138
VALIC Company II Capital Appreciation Fund	44,539,554		(3,719)	44,535,835		-	44,535,835	44,535,835
VALIC Company II Conservative Growth Lifestyle Fund	343,169,689		(19,379)	343,150,310		362,273	342,788,037	343,150,310
VALIC Company II Core Bond Fund	1,314,494,035		(67,359)	1,314,426,676		9,206	1,314,417,470	1,314,426,676
VALIC Company II Government Money Market II Fund	115,853,903		(4,623)	115,849,280		20,428	115,828,852	115,849,280
VALIC Company II High Yield Bond Fund	499,873,526		(25,255)	499,848,271		30,040	499,818,231	499,848,271
VALIC Company II International Opportunities Fund	578,627,647		(33,220)	578,594,427		80,498	578,513,929	578,594,427
VALIC Company II Large Cap Value Fund	186,731,368		(18,217)	186,713,151		-	186,713,151	186,713,151
VALIC Company II Mid Cap Growth Fund	226,832,206		(9,001)	226,823,205		18,956	226,804,249	226,823,205
VALIC Company II Mid Cap Value Fund	751,180,333		(44,025)	751,136,308		161,657	750,974,651	751,136,308
VALIC Company II Moderate Growth Lifestyle Fund	1,017,668,962		(56,746)	1,017,612,216		121,386	1,017,490,830	1,017,612,216
VALIC Company II Small Cap Growth Fund	179,650,470		(10,327)	179,640,143		10,719	179,629,424	179,640,143
VALIC Company II Small Cap Value Fund	323,898,826		(20,793)	323,878,033		142,744	323,735,289	323,878,033
VALIC Company II Strategic Bond Fund	666,057,721		(65,794)	665,991,927		140,011	665,851,916	665,991,927
VALIC Company II U.S. Socially Responsible Fund	749,808,273		(66,391)	749,741,882		61,440	749,680,442	749,741,882
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	105,764,236		(5,273)	105,758,963		-	105,758,963	105,758,963
Vanguard LifeStrategy Growth Fund Investor Shares	277,475,245		(15,887)	277,459,358		9,458	277,449,900	277,459,358
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	275,261,326		(17,446)	275,243,880		9,780	275,234,100	275,243,880
Vanguard Long-Term Investment-Grade Fund Investor Shares	343,202,827		(30,206)	343,172,621		5,994	343,166,627	343,172,621
Vanguard Long-Term Treasury Fund Investor Shares	211,023,203		(12,921)	211,010,282		51,670	210,958,612	211,010,282
Vanguard Wellington Fund Investor Shares	2,016,464,452		(26,872)	2,016,437,580		11,161,089	2,005,276,491	2,016,437,580
Vanguard Windsor II Fund Investor Shares	1,729,250,671		(96,815)	1,729,153,856		661,987	1,728,491,869	1,729,153,856

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
American Beacon Bridgeway Large Cap Growth Fund Investor Class	2,230,447	$29.41	$65,597,447	$65,548,556	1
AST SA BlackRock Multi-Asset Income Portfolio Class 3	241,068	6.65	1,603,100	1,542,527	1
AST SA PGI Asset Allocation Portfolio Class 3	11,637	13.95	162,330	165,500	1
AST SA Wellington Capital Appreciation Portfolio Class 3	65,546	39.26	2,573,340	2,633,037	1
AST SA Wellington Government and Quality Bond Portfolio Class 3	230,888	15.35	3,544,138	3,485,086	1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	155,329	8.44	1,310,975	1,245,374	1
Ariel Appreciation Fund Investor Class	6,337,581	44.61	282,719,470	299,973,481	1
Ariel Fund Investor Class	5,874,327	65.05	382,124,960	348,109,445	1
FTVIP Franklin Allocation VIP Fund Class 2	64,566	6.81	439,694	439,165	1
FTVIP Franklin Income VIP Fund Class 2	251,923	15.91	4,008,102	3,896,823	1
Goldman Sachs VIT Government Money Market Fund Service Class	781,077	1.00	781,077	781,077	1
Invesco V.I. American Franchise Fund Series II	8,661	63.90	553,458	533,418	1
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	21,789,934	6.48	141,198,775	163,828,859	1
Invesco V.I. Comstock Fund Series II	71,143	17.09	1,215,833	1,258,347	1
Invesco V.I. Growth and Income Fund Series II	72,548	19.06	1,382,771	1,457,238	1
Lord Abbett Growth and Income Portfolio Class VC	8,680	34.57	300,054	298,219	1
SST SA Allocation Balanced Portfolio Class 3	220,466	10.08	2,222,298	2,265,237	1
SST SA Allocation Growth Portfolio Class 3	334,497	14.27	4,773,276	4,613,894	1
SST SA Allocation Moderate Growth Portfolio Class 3	412,563	10.53	4,344,290	4,494,900	1
SST SA Allocation Moderate Portfolio Class 3	428,173	10.63	4,551,478	4,512,650	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	170,003	12.13	2,062,135	2,044,838	1
SST SA Wellington Real Return Portfolio Class 3	293,678	9.73	2,857,482	2,817,957	1
SAST SA AB Growth Portfolio Class 3	36,643	49.18	1,802,080	1,564,504	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	79,842	14.63	1,168,093	1,255,858	1
SAST SA American Funds Asset Allocation Portfolio Class 3	3,045,074	14.69	44,732,136	43,945,904	1
SAST SA American Funds Global Growth Portfolio Class 3	227,101	10.95	2,486,755	2,574,690	1
SAST SA American Funds Growth Portfolio Class 3	418,186	11.99	5,014,053	4,801,228	1
SAST SA American Funds Growth-Income Portfolio Class 3	410,206	11.94	4,897,859	4,820,846	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,272,542	14.79	63,190,903	57,832,272	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,846,735	11.14	31,712,630	31,145,335	1
SAST SA Columbia Technology Portfolio Class 3	193,381	7.38	1,427,154	1,262,310	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	112,299	10.41	1,169,032	1,168,637	1
SAST SA Dogs of Wall Street Portfolio Class 3	189,480	14.12	2,675,453	2,601,388	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,439	15.07	21,685	19,370	1
SAST SA Federated Corporate Bond Portfolio Class 3	351,184	13.45	4,723,429	4,662,696	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	11,865	13.73	162,907	161,435	1
SAST SA Fixed Income Index Portfolio Class 3	133,519	10.72	1,431,324	1,372,934	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	29,563	10.35	305,978	294,658	1
SAST SA Franklin Small Company Value Portfolio Class 3	27,385	18.68	511,547	584,090	1
SAST SA Global Index Allocation 60-40 Portfolio Class 3	65,835	16.14	1,062,585	984,204	1
SAST SA Global Index Allocation 75-25 Portfolio Class 3	108,587	16.14	1,752,595	1,644,667	1
SAST SA Global Index Allocation 90-10 Portfolio Class 3	335,872	16.04	5,387,380	5,024,982	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	208,343	10.97	2,285,519	2,242,163	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	100,340	10.69	1,072,638	1,027,591	1
SAST SA Index Allocation 60-40 Portfolio Class 3	436,978	11.93	5,213,149	4,837,003	1
SAST SA Index Allocation 80-20 Portfolio Class 3	817,885	12.37	10,117,240	9,265,052	1
SAST SA Index Allocation 90-10 Portfolio Class 3	2,756,000	12.57	34,642,920	31,602,260	1
SAST SA International Index Portfolio Class 3	17,076	11.69	199,617	188,727	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	21,992	8.01	176,156	189,957	1
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,808,420	13.20	23,871,143	22,490,676	1
SAST SA Janus Focused Growth Portfolio Class 3	36,742	15.70	576,852	474,422	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	116,885	18.95	2,214,964	2,261,951	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	54,682	8.47	463,158	417,741	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	40,726	36.12	1,471,036	1,333,990	1
SAST SA JPMorgan Global Equities Portfolio Class 3	1,416	18.57	26,293	25,637	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	536,561	9.12	4,893,440	4,767,635	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	21,934	18.35	402,493	384,683	1
SAST SA Large Cap Growth Index Portfolio Class 3	23,245	18.73	435,373	394,483	1
SAST SA Large Cap Index Portfolio Class 3	25,846	26.08	674,069	611,610	1
SAST SA Large Cap Value Index Portfolio Class 3	8,074	18.07	145,892	128,466	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	48,349	20.76	1,003,722	994,100	1
SAST SA Legg Mason Tactical Opportunities Class 3	34,850	11.09	386,488	367,099	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	78,365	13.34	1,045,384	929,778	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	63,246	23.84	1,507,785	1,366,992	1
SAST SA MFS Total Return Portfolio Class 3	68,335	19.20	1,312,029	1,298,629	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
SAST SA Mid Cap Index Portfolio Class 3	50,941	$11.86	$604,165	$567,659	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	86,901	10.15	882,044	824,202	1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	52,862	22.44	1,186,221	1,057,026	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,512,881	11.15	28,018,623	27,490,801	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	249,748	5.43	1,356,131	1,400,388	1
SAST SA Putnam International Growth and Income Portfolio Class 3	9,513	10.06	95,700	93,920	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,640,724	11.42	18,737,065	18,421,092	1
SAST SA Small Cap Index Portfolio Class 3	38,631	11.89	459,321	438,890	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	147,516	11.74	1,731,843	1,585,482	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,740,671	12.48	34,203,578	32,018,341	1
SAST SA Templeton Foreign Value Portfolio Class 3	45,847	14.68	673,040	672,103	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,944,877	13.05	77,580,650	74,409,760	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,932,205	13.23	65,253,071	61,969,862	1
SAST SA VCP Index Allocation Portfolio Class 3	1,494,200	11.39	17,018,935	15,651,829	1
SAST SA WellsCap Aggressive Growth Portfolio Class 3	21,056	22.36	470,819	447,046	1
T Rowe Price Retirement 2015 Advisor Class	957,260	14.46	13,841,987	14,029,297	1
T Rowe Price Retirement 2020 Advisor Class	1,756,877	21.92	38,510,744	38,291,315	1
T Rowe Price Retirement 2025 Advisor Class	2,573,842	17.69	45,531,260	43,765,743	1
T Rowe Price Retirement 2030 Advisor Class	1,828,825	25.68	46,964,231	45,486,726	1
T Rowe Price Retirement 2035 Advisor Class	1,822,136	18.94	34,511,251	32,882,775	1
T Rowe Price Retirement 2040 Advisor Class	1,314,333	26.82	35,250,403	33,672,095	1
T Rowe Price Retirement 2045 Advisor Class	1,435,289	18.40	26,409,325	25,253,361	1
T Rowe Price Retirement 2050 Advisor Class	1,425,088	15.50	22,088,862	21,054,183	1
T Rowe Price Retirement 2055 Advisor Class	658,079	15.79	10,391,073	9,884,232	1
T Rowe Price Retirement 2060 Advisor Class	545,149	12.63	6,885,236	6,543,099	1
VALIC Company I Asset Allocation Fund	14,052,302	10.82	152,045,906	153,380,170	1
VALIC Company I Blue Chip Growth Fund	38,501,374	21.91	843,565,112	572,017,656	1
VALIC Company I Capital Conservation Fund	14,588,784	10.30	150,264,475	143,014,513	1
VALIC Company I Core Equity Fund	10,675,407	23.84	254,501,693	147,928,493	1
VALIC Company I Dividend Value Fund	78,966,377	12.65	998,924,670	945,585,440	1
VALIC Company I Dynamic Allocation Fund	15,230,014	12.82	195,248,778	175,307,764	1
VALIC Company I Emerging Economies Fund	85,619,164	8.89	761,154,369	651,880,298	1
VALIC Company I Global Real Estate Fund	53,011,613	8.71	461,731,150	423,716,425	1
VALIC Company I Global Strategy Fund	29,407,234	11.02	324,067,720	331,746,299	1
VALIC Company I Government Money Market I Fund	294,784,754	1.00	294,784,754	294,784,755	1
VALIC Company I Government Securities Fund	9,488,096	10.82	102,661,200	101,403,565	1
VALIC Company I Growth & Income Fund	5,186,912	24.18	125,419,540	83,016,517	1
VALIC Company I Growth Fund	72,646,759	19.08	1,386,100,170	1,100,503,746	1
VALIC Company I Health Sciences Fund	35,637,735	23.05	821,449,786	738,060,968	1
VALIC Company I Inflation Protected Fund	53,202,755	11.46	609,703,568	589,262,241	1
VALIC Company I International Equities Index Fund	154,321,935	7.59	1,171,303,485	1,053,972,776	1
VALIC Company I International Government Bond Fund	9,066,280	12.33	111,787,233	105,936,213	1
VALIC Company I International Growth Fund	37,023,112	12.89	477,227,915	406,075,209	1
VALIC Company I International Socially Responsible Fund	13,233,886	29.40	389,076,262	228,782,962	1
VALIC Company I International Value Fund	65,623,400	10.12	664,108,803	548,386,903	1
VALIC Company I Large Cap Core Fund	11,943,988	13.08	156,227,369	137,386,718	1
VALIC Company I Large Capital Growth Fund	27,767,376	18.87	523,970,390	320,387,313	1
VALIC Company I Mid Cap Index Fund	122,441,708	27.01	3,307,150,545	2,886,654,963	1
VALIC Company I Mid Cap Strategic Growth Fund	17,464,238	17.80	310,863,428	212,159,532	1
VALIC Company I Nasdaq-100 Index Fund	30,376,860	17.30	525,519,673	292,726,178	1
VALIC Company I Science & Technology Fund	47,904,251	30.50	1,461,079,669	933,154,912	1
VALIC Company I Small Cap Aggressive Growth Fund	10,831,746	15.93	172,549,719	145,026,423	1
VALIC Company I Small Cap Fund	25,547,314	11.84	302,480,199	268,109,989	1
VALIC Company I Small Cap Index Fund	49,709,102	21.50	1,068,745,691	901,250,958	1
VALIC Company I Small Cap Special Values Fund	17,072,979	12.97	221,436,536	198,656,959	1
VALIC Company I Small Mid Growth Fund	8,582,100	14.85	127,444,187	105,997,184	1
VALIC Company I Stock Index Fund	102,379,244	46.52	4,762,682,420	3,050,074,692	1
VALIC Company I Systematic Value Fund	2,867,489	15.90	45,593,079	42,875,095	1
VALIC Company I Value Fund	4,015,521	20.49	82,278,032	46,169,973	1
VALIC Company II Aggressive Growth Lifestyle Fund	55,890,963	10.95	612,006,045	573,365,234	1
VALIC Company II Capital Appreciation Fund	2,757,867	16.15	44,539,554	42,913,797	1
VALIC Company II Conservative Growth Lifestyle Fund	27,652,674	12.41	343,169,689	337,686,785	1
VALIC Company II Core Bond Fund	113,514,165	11.58	1,314,494,035	1,249,898,446	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
VALIC Company II Government Money Market II Fund	115,853,903	$1.00	$115,853,903	$115,853,896	1
VALIC Company II High Yield Bond Fund	63,115,344	7.92	499,873,526	479,452,176	1
VALIC Company II International Opportunities Fund	27,993,597	20.67	578,627,647	417,049,438	1
VALIC Company II Large Cap Value Fund	8,313,952	22.46	186,731,368	136,201,176	1
VALIC Company II Mid Cap Growth Fund	20,361,957	11.14	226,832,206	202,696,247	1
VALIC Company II Mid Cap Value Fund	39,267,137	19.13	751,180,333	778,165,764	1
VALIC Company II Moderate Growth Lifestyle Fund	68,761,416	14.80	1,017,668,962	959,013,262	1
VALIC Company II Small Cap Growth Fund	9,530,529	18.85	179,650,470	170,952,836	1
VALIC Company II Small Cap Value Fund	26,768,498	12.10	323,898,826	369,609,870	1
VALIC Company II Strategic Bond Fund	58,018,965	11.48	666,057,721	652,833,872	1
VALIC Company II U.S. Socially Responsible Fund	30,907,184	24.26	749,808,273	442,238,171	1
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	5,029,208	21.03	105,764,236	94,636,276	1
Vanguard LifeStrategy Growth Fund Investor Shares	7,677,788	36.14	277,475,245	195,642,251	1
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	9,537,814	28.86	275,261,326	217,216,583	1
Vanguard Long-Term Investment-Grade Fund Investor Shares	31,342,724	10.95	343,202,827	326,594,277	1
Vanguard Long-Term Treasury Fund Investor Shares	16,084,086	13.12	211,023,203	206,268,127	1
Vanguard Wellington Fund Investor Shares	46,483,736	43.38	2,016,464,452	1,548,692,005	1
Vanguard Windsor II Fund Investor Shares	47,493,839	36.41	1,729,250,671	1,402,846,465	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American	American	AST SA		AST SA
	Beacon	Beacon	BlackRock	AST SA PGI	Wellington
	Bridgeway	Holland Large	Multi-Asset	Asset	Capital
	Large Cap	Cap Growth	Income	Allocation	Appreciation
	Growth Fund	Fund Investor	Portfolio Class	Portfolio Class	Portfolio Class
	Investor Class	Class	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$3,797	$-
Mortality and expense risk and administrative charges	(739,039)	-	(15,568)	(900)	(28,028)
Reimbursements of expenses	160,990	-	-	-	-
Net investment income (loss)	(578,049)	-	(15,568)	2,897	(28,028)
Net realized gain (loss)	(65,554)	-	(4,221)	(104)	42,120
Capital gain distribution from mutual funds	6,273,956	-	-	6,285	406,590
Change in unrealized appreciation (depreciation) of investments	10,065,578	-	149,678	3,475	13,793
Increase (decrease) in net assets from operations	15,695,931	-	129,889	12,553	434,475
From contract transactions:
Payments received from contract owners	1,312,677	-	455,299	20,170	915,116
Payments for contract benefits or terminations	(5,984,870)	-	(23,427)	-	(61,912)
Transfers between sub-accounts (including fixed account), net	(2,618,132)	-	95,937	88,733	20,874
Contract maintenance charges	(54,582)	-	(12,850)	(785)	(2,859)
Adjustments to net assets allocated to contracts in payout period	187	-	-	-	-
Increase (decrease) in net assets from contract transactions	(7,344,720)	-	514,959	108,118	871,219
Increase (decrease) in net assets	8,351,211	-	644,848	120,671	1,305,694
Net assets at beginning of period	57,241,745	-	958,252	41,659	1,267,646
Net assets at end of period	$65,592,956	$-	$1,603,100	$162,330	$2,573,340
Beginning units	60,869,212	-	84,845	2,397	42,219
Units issued	1,786,810	-	46,705	5,468	30,364
Units redeemed	(8,419,601)	-	(4,795)	(87)	(6,644)
Ending units	54,236,421	-	126,755	7,778	65,939
For the Year Ended December 31, 2018
From operations:
Dividends	$55,186	$-	$46,487	$1,003	$-
Mortality and expense risk and administrative charges	(778,501)	(10)	(9,265)	(464)	(18,369)
Reimbursements of expenses	132,654	2	-	-	-
Net investment income (loss)	(590,661)	(8)	37,222	539	(18,369)
Net realized gain (loss)	521,440	(478)	(3,835)	(107)	79,922
Capital gain distribution from mutual funds	5,448,524	-	3,987	2,090	184,180
Change in unrealized appreciation (depreciation) of investments	(9,590,844)	478	(81,786)	(5,261)	(200,464)
Increase (decrease) in net assets from operations	(4,211,541)	(8)	(44,412)	(2,739)	45,269
From contract transactions:
Payments received from contract owners	1,429,326	153	491,020	8,036	160,757
Payments for contract benefits or terminations	(5,250,337)	895	(22,099)	-	(17,527)
Transfers between sub-accounts (including fixed account), net	(1,120,778)	(68,791)	83,325	3,583	(46,479)
Contract maintenance charges	(57,403)	74	(6,967)	(349)	(2,423)
Adjustments to net assets allocated to contracts in payout period	10,772	(10,917)	-	-	-
Increase (decrease) in net assets from contract transactions	(4,988,420)	(78,586)	545,279	11,270	94,328
Increase (decrease) in net assets	(9,199,961)	(78,594)	500,867	8,531	139,597
Net assets at beginning of period	66,441,706	78,594	457,385	33,128	1,128,049
Net assets at end of period	$57,241,745	$-	$958,252	$41,659	$1,267,646
Beginning units	65,555,598	30,239	38,503	1,804	36,697
Units issued	3,948,021	372	53,873	647	8,229
Units redeemed	(8,634,407)	(30,611)	(7,531)	(54)	(2,707)
Ending units	60,869,212	-	84,845	2,397	42,219

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA		AST SA
	Wellington	AST SA	Wellington	AST SA
	Government	Wellington	Natural	Wellington	Ariel
	and Quality	Growth	Resources	Strategic Multi-	Appreciation
	Bond Portfolio	Portfolio Class	Portfolio Class	Asset Portfolio	Fund Investor
	Class 3	3	3	Class 3	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$75,135	$-	$-	$-	$2,580,432
Mortality and expense risk and administrative charges	(39,292)	-	-	(11,645)	(3,203,274)
Reimbursements of expenses	-	-	-	-	672,323
Net investment income (loss)	35,843	-	-	(11,645)	49,481
Net realized gain (loss)	(2,269)	-	-	225	(8,550,821)
Capital gain distribution from mutual funds	-	-	-	27	17,249,972
Change in unrealized appreciation (depreciation) of investments	118,970	-	-	146,449	47,984,290
Increase (decrease) in net assets from operations	152,544	-	-	135,056	56,732,922
From contract transactions:
Payments received from contract owners	549,060	-	-	522,978	7,614,698
Payments for contract benefits or terminations	(179,421)	-	-	(8,519)	(24,784,278)
Transfers between sub-accounts (including fixed account), net	385,880	-	-	77,258	(13,632,727)
Contract maintenance charges	(18,610)	-	-	(9,021)	(77,680)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(34,264)
Increase (decrease) in net assets from contract transactions	736,909	-	-	582,696	(30,914,251)
Increase (decrease) in net assets	889,453	-	-	717,752	25,818,671
Net assets at beginning of period	2,654,685	-	-	593,223	256,887,178
Net assets at end of period	$3,544,138	$-	$-	$1,310,975	$282,705,849
Beginning units	217,264	-	-	57,254	80,852,269
Units issued	76,329	-	-	54,785	3,477,134
Units redeemed	(19,494)	-	-	(4,019)	(12,483,901)
Ending units	274,099	-	-	108,020	71,845,502
For the Year Ended December 31, 2018
From operations:
Dividends	$49,070	$985	$1,165	$7,433	$2,790,277
Mortality and expense risk and administrative charges	(33,188)	(349)	(319)	(5,617)	(4,191,710)
Reimbursements of expenses	-	-	-	-	878,612
Net investment income (loss)	15,882	636	846	1,816	(522,821)
Net realized gain (loss)	(8,420)	(21,778)	4,431	(6,858)	(5,608,482)
Capital gain distribution from mutual funds	953	22,674	-	24,868	16,889,423
Change in unrealized appreciation (depreciation) of investments	(36,665)	(459)	(4,243)	(85,027)	(59,185,096)
Increase (decrease) in net assets from operations	(28,250)	1,073	1,034	(65,201)	(48,426,976)
From contract transactions:
Payments received from contract owners	332,858	42,669	-	499,699	9,684,911
Payments for contract benefits or terminations	(97,220)	-	-	(1,719)	(31,282,227)
Transfers between sub-accounts (including fixed account), net	265,211	(49,864)	(28,972)	(4,247)	(44,000,898)
Contract maintenance charges	(13,620)	-	-	(4,984)	(83,422)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(15,352)
Increase (decrease) in net assets from contract transactions	487,229	(7,195)	(28,972)	488,749	(65,696,988)
Increase (decrease) in net assets	458,979	(6,122)	(27,938)	423,548	(114,123,964)
Net assets at beginning of period	2,195,706	6,122	27,938	169,675	371,011,142
Net assets at end of period	$2,654,685	$-	$-	$593,223	$256,887,178
Beginning units	177,337	331	2,950	14,929	98,592,900
Units issued	62,167	2,357	215	51,013	5,290,704
Units redeemed	(22,240)	(2,688)	(3,165)	(8,688)	(23,031,335)
Ending units	217,264	-	-	57,254	80,852,269

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				Goldman
				Sachs VIT
				Government	Invesco V.I.
		FTVIP Franklin	FTVIP Franklin	Money Market	American
	Ariel Fund	Allocation VIP	Income VIP	Fund Service	Franchise
	Investor Class	Fund Class 2	Fund Class 2	Class	Fund Series II
For the Year Ended December 31, 2019
From operations:
Dividends	$3,192,362	$382	$158,712	$10,346	$-
Mortality and expense risk and administrative charges	(4,402,633)	(155)	(39,522)	(7,368)	(4,835)
Reimbursements of expenses	937,088	-	-	-	-
Net investment income (loss)	(273,183)	227	119,190	2,978	(4,835)
Net realized gain (loss)	28,728,922	(399)	4,670	-	240
Capital gain distribution from mutual funds	18,297,912	704	47,969	-	70,937
Change in unrealized appreciation (depreciation) of investments	32,200,773	1,640	136,551	-	20,041
Increase (decrease) in net assets from operations	78,954,424	2,172	308,380	2,978	86,383
From contract transactions:
Payments received from contract owners	10,039,800	432,140	2,858,319	42,142	464,336
Payments for contract benefits or terminations	(35,646,175)	(4,505)	(72,780)	(44,625)	-
Transfers between sub-accounts (including fixed account), net	(21,112,156)	381	38,994	486,837	2,742
Contract maintenance charges	(151,454)	(12)	(1,801)	(4,752)	(3)
Adjustments to net assets allocated to contracts in payout period	4,034	-	-	-	-
Increase (decrease) in net assets from contract transactions	(46,865,951)	428,004	2,822,732	479,602	467,075
Increase (decrease) in net assets	32,088,473	430,176	3,131,112	482,580	553,458
Net assets at beginning of period	350,016,041	9,518	876,990	298,497	-
Net assets at end of period	$382,104,514	$439,694	$4,008,102	$781,077	$553,458
Beginning units	104,627,173	731	53,392	30,319	-
Units issued	4,564,505	29,015	187,552	97,683	18,093
Units redeemed	(16,421,282)	(310)	(7,003)	(49,366)	(27)
Ending units	92,770,396	29,436	233,941	78,636	18,066
For the Year Ended December 31, 2018
From operations:
Dividends	$3,692,089	$135	$43,220	$6,161	$-
Mortality and expense risk and administrative charges	(5,067,638)	(79)	(11,615)	(5,422)	-
Reimbursements of expenses	1,084,812	-	-	-	-
Net investment income (loss)	(290,737)	56	31,605	739	-
Net realized gain (loss)	32,461,869	(14)	2,478	-	-
Capital gain distribution from mutual funds	29,977,215	106	-	-	-
Change in unrealized appreciation (depreciation) of investments	(120,797,338)	(1,361)	(84,805)	-	-
Increase (decrease) in net assets from operations	(58,648,991)	(1,213)	(50,722)	739	-
From contract transactions:
Payments received from contract owners	10,737,382	6,462	37,500	955,499	-
Payments for contract benefits or terminations	(37,975,533)	-	(36,757)	(216,241)	-
Transfers between sub-accounts (including fixed account), net	(10,579,461)	150	187,687	(690,021)	-
Contract maintenance charges	(181,022)	(5)	(107)	(2,192)	-
Adjustments to net assets allocated to contracts in payout period	1,745	-	-	-	-
Increase (decrease) in net assets from contract transactions	(37,996,889)	6,607	188,323	47,045	-
Increase (decrease) in net assets	(96,645,880)	5,394	137,601	47,784	-
Net assets at beginning of period	446,661,921	4,124	739,389	250,713	-
Net assets at end of period	$350,016,041	$9,518	$876,990	$298,497	$-
Beginning units	113,721,677	283	52,202	25,497	-
Units issued	3,984,087	459	7,984	125,675	-
Units redeemed	(13,078,591)	(11)	(6,794)	(120,853)	-
Ending units	104,627,173	731	53,392	30,319	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I.			Lord Abbett	SST SA
	Balanced-Risk		Invesco V.I.	Growth and	Allocation
	Commodity	Invesco V.I.	Growth and	Income	Balanced
	Strategy Fund	Comstock	Income Fund	Portfolio Class	Portfolio Class
	Class R5	Fund Series II	Series II	VC	3
For the Year Ended December 31, 2019
From operations:
Dividends	$1,261,679	$19,302	$21,363	$4,739	$33,833
Mortality and expense risk and administrative charges	(1,345,737)	(15,955)	(18,845)	(3,606)	(25,147)
Net investment income (loss)	(84,058)	3,347	2,518	1,133	8,686
Net realized gain (loss)	(2,485,409)	753	(8,409)	2,830	(2,946)
Capital gain distribution from mutual funds	-	147,386	151,140	19,359	42,814
Change in unrealized appreciation (depreciation) of investments	7,330,336	80,296	125,527	25,227	183,795
Increase (decrease) in net assets from operations	4,760,869	231,782	270,776	48,549	232,349
From contract transactions:
Payments received from contract owners	9,741,477	54,260	79,703	147,137	527,411
Payments for contract benefits or terminations	(14,085,730)	(70,154)	(142,256)	(707)	(37,616)
Transfers between sub-accounts (including fixed account), net	3,455,125	(4,310)	(23,121)	(79,351)	96,670
Contract maintenance charges	(43,993)	(4,558)	(5,154)	(60)	(4,750)
Adjustments to net assets allocated to contracts in payout period	337	-	-	-	-
Increase (decrease) in net assets from contract transactions	(932,784)	(24,762)	(90,828)	67,019	581,715
Increase (decrease) in net assets	3,828,085	207,020	179,948	115,568	814,064
Net assets at beginning of period	137,365,267	1,008,813	1,202,823	184,486	1,408,234
Net assets at end of period	$141,193,352	$1,215,833	$1,382,771	$300,054	$2,222,298
Beginning units	234,224,055	60,912	72,603	11,248	95,373
Units issued	9,312,653	4,078	4,346	9,181	37,485
Units redeemed	(10,861,187)	(5,369)	(9,102)	(4,931)	(2,620)
Ending units	232,675,521	59,621	67,847	15,498	130,238
For the Year Ended December 31, 2018
From operations:
Dividends	$375,042	$16,533	$24,449	$2,783	$67,553
Mortality and expense risk and administrative charges	(1,779,300)	(16,324)	(18,834)	(2,163)	(18,239)
Net investment income (loss)	(1,404,258)	209	5,615	620	49,314
Net realized gain (loss)	(17,496,898)	5,265	2,001	335	(1,344)
Capital gain distribution from mutual funds	26,630	113,718	128,527	15,398	130,751
Change in unrealized appreciation (depreciation) of investments	(3,614,834)	(272,817)	(339,779)	(35,426)	(254,118)
Increase (decrease) in net assets from operations	(22,489,360)	(153,625)	(203,636)	(19,073)	(75,397)
From contract transactions:
Payments received from contract owners	11,585,177	12,511	79,435	40,825	429,934
Payments for contract benefits or terminations	(19,387,927)	(26,888)	(32,862)	-	(14,921)
Transfers between sub-accounts (including fixed account), net	(35,092,964)	32,387	50,255	38,038	21,357
Contract maintenance charges	(45,298)	(3,755)	(4,504)	(54)	(995)
Adjustments to net assets allocated to contracts in payout period	311	-	-	-	-
Increase (decrease) in net assets from contract transactions	(42,940,701)	14,255	92,324	78,809	435,375
Increase (decrease) in net assets	(65,430,061)	(139,370)	(111,312)	59,736	359,978
Net assets at beginning of period	202,795,328	1,148,183	1,314,135	124,750	1,048,256
Net assets at end of period	$137,365,267	$1,008,813	$1,202,823	$184,486	$1,408,234
Beginning units	301,492,189	59,903	67,621	8,155	66,966
Units issued	5,715,755	3,382	7,448	3,741	29,760
Units redeemed	(72,983,889)	(2,373)	(2,466)	(648)	(1,353)
Ending units	234,224,055	60,912	72,603	11,248	95,373

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SST SA
		SST SA		Putnam Asset
	SST SA	Allocation	SST SA	Allocation	SST SA
	Allocation	Moderate	Allocation	Diversified	Wellington
	Growth	Growth	Moderate	Growth	Real Return
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class
	3	3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$426	$57,489	$64,074	$22,699	$8,572
Mortality and expense risk and administrative charges	(49,264)	(45,869)	(50,788)	(20,373)	(27,838)
Net investment income (loss)	(48,838)	11,620	13,286	2,326	(19,266)
Net realized gain (loss)	(22,029)	(49,303)	(112,994)	(39,423)	(235)
Capital gain distribution from mutual funds	134,068	150,727	137,651	66,462	-
Change in unrealized appreciation (depreciation) of investments	677,233	434,593	536,902	219,936	101,681
Increase (decrease) in net assets from operations	740,434	547,637	574,845	249,301	82,180
From contract transactions:
Payments received from contract owners	1,093,816	1,530,800	1,687,898	910,423	923,715
Payments for contract benefits or terminations	(189,958)	(250,288)	(186,693)	(302,086)	(86,291)
Transfers between sub-accounts (including fixed account), net	135,432	7,715	(498,944)	3,117	352,327
Contract maintenance charges	(30,322)	(15,884)	(19,665)	(19,817)	(18,738)
Increase (decrease) in net assets from contract transactions	1,008,968	1,272,343	982,596	591,637	1,171,013
Increase (decrease) in net assets	1,749,402	1,819,980	1,557,441	840,938	1,253,193
Net assets at beginning of period	3,023,874	2,524,310	2,994,037	1,221,197	1,604,289
Net assets at end of period	$4,773,276	$4,344,290	$4,551,478	$2,062,135	$2,857,482
Beginning units	187,555	167,186	197,036	111,204	140,655
Units issued	69,346	89,553	121,824	81,452	108,249
Units redeemed	(14,761)	(16,055)	(62,955)	(34,066)	(9,798)
Ending units	242,140	240,684	255,905	158,590	239,106
For the Year Ended December 31, 2018
From operations:
Dividends	$111,454	$115,076	$127,405	$22,495	$56,144
Mortality and expense risk and administrative charges	(30,778)	(25,026)	(35,207)	(11,959)	(18,452)
Net investment income (loss)	80,676	90,050	92,198	10,536	37,692
Net realized gain (loss)	6,907	(8,507)	(410)	(967)	(3,557)
Capital gain distribution from mutual funds	237,125	319,378	303,100	46,478	-
Change in unrealized appreciation (depreciation) of investments	(620,124)	(560,769)	(569,317)	(182,637)	(55,616)
Increase (decrease) in net assets from operations	(295,416)	(159,848)	(174,429)	(126,590)	(21,481)
From contract transactions:
Payments received from contract owners	1,709,023	1,246,693	877,883	773,358	655,645
Payments for contract benefits or terminations	(115,598)	(70,203)	(74,674)	(4,074)	(38,827)
Transfers between sub-accounts (including fixed account), net	234,714	74,263	166,805	89,531	(160,652)
Contract maintenance charges	(11,721)	(6,355)	(12,713)	(11,364)	(10,707)
Increase (decrease) in net assets from contract transactions	1,816,418	1,244,398	957,301	847,451	445,459
Increase (decrease) in net assets	1,521,002	1,084,550	782,872	720,861	423,978
Net assets at beginning of period	1,502,872	1,439,760	2,211,165	500,336	1,180,311
Net assets at end of period	$3,023,874	$2,524,310	$2,994,037	$1,221,197	$1,604,289
Beginning units	86,388	88,920	136,804	41,090	102,432
Units issued	114,294	86,398	65,991	76,937	64,563
Units redeemed	(13,127)	(8,132)	(5,759)	(6,823)	(26,340)
Ending units	187,555	167,186	197,036	111,204	140,655

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA	SAST SA
		SAST SA AB	American	American	SAST SA
	SAST SA AB	Small & Mid	Funds Asset	Funds Global	American
	Growth	Cap Value	Allocation	Growth	Funds Growth
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class
	3	3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$676,750	$18,587	$-
Mortality and expense risk and administrative charges	(22,329)	(12,443)	(423,342)	(27,715)	(50,522)
Net investment income (loss)	(22,329)	(12,443)	253,408	(9,128)	(50,522)
Net realized gain (loss)	16,773	(39,844)	37,390	(68,212)	(45,671)
Capital gain distribution from mutual funds	109,397	17,477	1,989,007	266,876	19,803
Change in unrealized appreciation (depreciation) of investments	332,021	184,479	3,523,522	376,452	930,435
Increase (decrease) in net assets from operations	435,862	149,669	5,803,327	565,988	854,045
From contract transactions:
Payments received from contract owners	358,904	391,584	14,442,827	442,791	2,026,109
Payments for contract benefits or terminations	(101,953)	(99,830)	(715,225)	(94,070)	(169,617)
Transfers between sub-accounts (including fixed account), net	(140,673)	(18,003)	823,517	(37,117)	196,194
Contract maintenance charges	(3,599)	(1,136)	(340,302)	(3,017)	(1,101)
Increase (decrease) in net assets from contract transactions	112,679	272,615	14,210,817	308,587	2,051,585
Increase (decrease) in net assets	548,541	422,284	20,014,144	874,575	2,905,630
Net assets at beginning of period	1,253,539	745,809	24,717,992	1,612,180	2,108,423
Net assets at end of period	$1,802,080	$1,168,093	$44,732,136	$2,486,755	$5,014,053
Beginning units	49,051	37,544	1,443,527	85,656	98,686
Units issued	12,591	19,218	820,297	28,166	94,121
Units redeemed	(8,681)	(7,205)	(75,019)	(14,584)	(11,233)
Ending units	52,961	49,557	2,188,805	99,238	181,574
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$2,692	$625,303	$18,934	$19,680
Mortality and expense risk and administrative charges	(8,309)	(9,933)	(231,867)	(17,665)	(21,500)
Net investment income (loss)	(8,309)	(7,241)	393,436	1,269	(1,820)
Net realized gain (loss)	6,942	8,134	32,357	255	(2,034)
Capital gain distribution from mutual funds	68,040	185,247	1,329,456	330,148	612,393
Change in unrealized appreciation (depreciation) of investments	(129,980)	(320,741)	(3,299,635)	(514,529)	(742,338)
Increase (decrease) in net assets from operations	(63,307)	(134,601)	(1,544,386)	(182,857)	(133,799)
From contract transactions:
Payments received from contract owners	237,112	93,260	13,651,547	721,475	1,128,561
Payments for contract benefits or terminations	(27,709)	(35,047)	(244,459)	(32,104)	(39,366)
Transfers between sub-accounts (including fixed account), net	753,616	209,851	1,148,633	175,000	224,612
Contract maintenance charges	(1,250)	(847)	(172,380)	(2,523)	(39)
Increase (decrease) in net assets from contract transactions	961,769	267,217	14,383,341	861,848	1,313,768
Increase (decrease) in net assets	898,462	132,616	12,838,955	678,991	1,179,969
Net assets at beginning of period	355,077	613,193	11,879,037	933,189	928,454
Net assets at end of period	$1,253,539	$745,809	$24,717,992	$1,612,180	$2,108,423
Beginning units	13,868	25,769	653,413	44,254	42,455
Units issued	37,616	13,513	822,647	43,849	59,554
Units redeemed	(2,433)	(1,738)	(32,533)	(2,447)	(3,323)
Ending units	49,051	37,544	1,443,527	85,656	98,686

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA
	SAST SA	American	SAST SA	SAST SA
	American	Funds VCP	BlackRock	Boston	SAST SA
	Funds Growth-	Managed	VCP Global	Company	Columbia
	Income	Allocation	Multi Asset	Capital Growth	Technology
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class
	3	3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$155,298	$241,103	$-	$-
Mortality and expense risk and administrative charges	(52,508)	(697,354)	(361,794)	-	(13,902)
Net investment income (loss)	(52,508)	(542,056)	(120,691)	-	(13,902)
Net realized gain (loss)	(40,794)	280,830	79,930	-	2,375
Capital gain distribution from mutual funds	19,600	760,416	1,152,485	-	138,306
Change in unrealized appreciation (depreciation) of investments	901,697	8,000,385	2,562,135	-	270,336
Increase (decrease) in net assets from operations	827,995	8,499,575	3,673,859	-	397,115
From contract transactions:
Payments received from contract owners	919,414	9,146,241	4,013,103	-	803,715
Payments for contract benefits or terminations	(80,025)	(1,490,948)	(716,390)	-	(30,199)
Transfers between sub-accounts (including fixed account), net	93,833	1,571,593	537,216	-	(139,251)
Contract maintenance charges	(1,558)	(562,942)	(300,115)	-	(1,488)
Increase (decrease) in net assets from contract transactions	931,664	8,663,944	3,533,814	-	632,777
Increase (decrease) in net assets	1,759,659	17,163,519	7,207,673	-	1,029,892
Net assets at beginning of period	3,138,200	46,027,384	24,504,957	-	397,262
Net assets at end of period	$4,897,859	$63,190,903	$31,712,630	$-	$1,427,154
Beginning units	162,174	3,491,629	2,288,575	-	16,285
Units issued	47,359	819,672	466,317	-	27,298
Units redeemed	(5,521)	(216,393)	(162,941)	-	(5,730)
Ending units	204,012	4,094,908	2,591,951	-	37,853
For the Year Ended December 31, 2018
From operations:
Dividends	$78,792	$732,514	$275,158	$1,416	$-
Mortality and expense risk and administrative charges	(32,914)	(552,535)	(305,820)	(6,480)	(4,141)
Net investment income (loss)	45,878	179,979	(30,662)	(5,064)	(4,141)
Net realized gain (loss)	(6,755)	283,687	87,723	(53,991)	10,411
Capital gain distribution from mutual funds	662,057	2,447,027	1,798,200	227,400	61,947
Change in unrealized appreciation (depreciation) of investments	(845,158)	(6,036,904)	(3,642,677)	(97,903)	(122,169)
Increase (decrease) in net assets from operations	(143,978)	(3,126,211)	(1,787,416)	70,442	(53,952)
From contract transactions:
Payments received from contract owners	1,259,097	13,625,164	5,088,382	3,911	175,083
Payments for contract benefits or terminations	(30,526)	(1,692,288)	(725,102)	(11,308)	(15,426)
Transfers between sub-accounts (including fixed account), net	315,810	1,385,662	940,590	(600,222)	101,498
Contract maintenance charges	(1,039)	(385,419)	(221,928)	(1,621)	(45)
Increase (decrease) in net assets from contract transactions	1,543,342	12,933,119	5,081,942	(609,240)	261,110
Increase (decrease) in net assets	1,399,364	9,806,908	3,294,526	(538,798)	207,158
Net assets at beginning of period	1,738,836	36,220,476	21,210,431	538,798	190,104
Net assets at end of period	$3,138,200	$46,027,384	$24,504,957	$-	$397,262
Beginning units	86,728	2,576,285	1,843,729	29,288	7,031
Units issued	77,742	1,151,719	604,658	289	10,375
Units redeemed	(2,296)	(236,375)	(159,812)	(29,577)	(1,121)
Ending units	162,174	3,491,629	2,288,575	-	16,285

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
			SAST SA	SAST SA	Fidelity
	SAST SA DFA	SAST SA Dogs	Emerging	Federated	Institutional
	Ultra Short	of Wall Street	Markets Equity	Corporate	AM® Real
	Bond Portfolio	Portfolio Class	Index Portfolio	Bond Portfolio	Estate Portfolio
	Class 3	3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$18,408	$59,133	$-	$216,412	$3,152
Mortality and expense risk and administrative charges	(11,701)	(31,437)	(199)	(50,268)	(1,665)
Net investment income (loss)	6,707	27,696	(199)	166,144	1,487
Net realized gain (loss)	1,070	(6,575)	137	(4,583)	(2,729)
Capital gain distribution from mutual funds	-	158,311	-	-	423
Change in unrealized appreciation (depreciation) of investments	(1,259)	282,195	2,315	281,622	22,594
Increase (decrease) in net assets from operations	6,518	461,627	2,253	443,183	21,775
From contract transactions:
Payments received from contract owners	257,637	408,731	20,000	1,015,310	60,428
Payments for contract benefits or terminations	(58,737)	(169,181)	-	(241,148)	(3,276)
Transfers between sub-accounts (including fixed account), net	167,447	(10,471)	(568)	452,879	(1,920)
Contract maintenance charges	(9,965)	(3,046)	-	(25,174)	(473)
Increase (decrease) in net assets from contract transactions	356,382	226,033	19,432	1,201,867	54,759
Increase (decrease) in net assets	362,900	687,660	21,685	1,645,050	76,534
Net assets at beginning of period	806,132	1,987,793	-	3,078,379	86,373
Net assets at end of period	$1,169,032	$2,675,453	$21,685	$4,723,429	$162,907
Beginning units	89,646	78,312	-	181,803	7,210
Units issued	47,034	16,866	2,340	84,339	4,991
Units redeemed	(7,742)	(9,413)	(152)	(19,947)	(1,257)
Ending units	128,938	85,765	2,188	246,195	10,944
For the Year Ended December 31, 2018
From operations:
Dividends	$6,953	$46,361	$-	$128,690	$2,089
Mortality and expense risk and administrative charges	(8,398)	(27,411)	-	(42,617)	(1,323)
Net investment income (loss)	(1,445)	18,950	-	86,073	766
Net realized gain (loss)	1,457	9,604	-	(30,849)	(3,104)
Capital gain distribution from mutual funds	-	245,348	-	24,955	6,624
Change in unrealized appreciation (depreciation) of investments	888	(313,034)	-	(217,200)	(11,569)
Increase (decrease) in net assets from operations	900	(39,132)	-	(137,021)	(7,283)
From contract transactions:
Payments received from contract owners	208,465	187,227	-	540,957	5,012
Payments for contract benefits or terminations	(239,271)	(126,304)	-	(385,795)	(6,384)
Transfers between sub-accounts (including fixed account), net	337,293	29,782	-	(38,691)	887
Contract maintenance charges	(7,160)	(2,394)	-	(18,583)	(232)
Increase (decrease) in net assets from contract transactions	299,327	88,311	-	97,888	(717)
Increase (decrease) in net assets	300,227	49,179	-	(39,133)	(8,000)
Net assets at beginning of period	505,905	1,938,614	-	3,117,512	94,373
Net assets at end of period	$806,132	$1,987,793	$-	$3,078,379	$86,373
Beginning units	56,923	74,886	-	176,949	7,236
Units issued	70,683	13,071	-	53,372	1,060
Units redeemed	(37,960)	(9,645)	-	(48,518)	(1,086)
Ending units	89,646	78,312	-	181,803	7,210

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA	SAST SA	SAST SA	SAST SA
	SAST SA	Fixed Income	Franklin Small	Global Index	Global Index
	Fixed Income	Intermediate	Company	Allocation 60-	Allocation 75-
	Index Portfolio	Index Portfolio	Value Portfolio	40 Portfolio	25 Portfolio
	Class 3	Class 3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$2,120	$394	$3,398	$-	$-
Mortality and expense risk and administrative charges	(11,679)	(2,947)	(6,160)	(8,858)	(13,053)
Net investment income (loss)	(9,559)	(2,553)	(2,762)	(8,858)	(13,053)
Net realized gain (loss)	2,631	672	(5,717)	955	525
Capital gain distribution from mutual funds	-	-	70,771	2,646	5,513
Change in unrealized appreciation (depreciation) of investments	67,960	11,973	32,906	84,947	151,255
Increase (decrease) in net assets from operations	61,032	10,092	95,198	79,690	144,240
From contract transactions:
Payments received from contract owners	507,754	80,179	65,347	806,584	1,192,585
Payments for contract benefits or terminations	(21,124)	(11,123)	(25,732)	(1,116)	(15,193)
Transfers between sub-accounts (including fixed account), net	240,197	39,528	14,383	41,855	54,548
Contract maintenance charges	(5,741)	(2,415)	(1,282)	(7,361)	(9,939)
Increase (decrease) in net assets from contract transactions	721,086	106,169	52,716	839,962	1,222,001
Increase (decrease) in net assets	782,118	116,261	147,914	919,652	1,366,241
Net assets at beginning of period	649,206	189,717	363,633	142,933	386,354
Net assets at end of period	$1,431,324	$305,978	$511,547	$1,062,585	$1,752,595
Beginning units	66,202	19,301	21,772	15,315	42,213
Units issued	75,265	11,916	5,177	83,393	123,369
Units redeemed	(5,677)	(1,458)	(2,345)	(986)	(4,425)
Ending units	135,790	29,759	24,604	97,722	161,157
For the Year Ended December 31, 2018
From operations:
Dividends	$19,462	$3,935	$2,984	$3,955	$10,576
Mortality and expense risk and administrative charges	(5,291)	(1,492)	(4,812)	(210)	(1,433)
Net investment income (loss)	14,171	2,443	(1,828)	3,745	9,143
Net realized gain (loss)	(1,966)	(46)	423	(10)	(451)
Capital gain distribution from mutual funds	-	-	56,889	50	182
Change in unrealized appreciation (depreciation) of investments	(9,662)	(653)	(112,773)	(6,567)	(43,327)
Increase (decrease) in net assets from operations	2,543	1,744	(57,289)	(2,782)	(34,453)
From contract transactions:
Payments received from contract owners	331,209	196,561	87,517	145,184	421,919
Payments for contract benefits or terminations	(10,422)	(3,663)	(13,127)	(5)	(3,658)
Transfers between sub-accounts (including fixed account), net	285,369	(3,762)	16,596	537	3,401
Contract maintenance charges	(2,123)	(1,163)	(921)	(1)	(855)
Increase (decrease) in net assets from contract transactions	604,033	187,973	90,065	145,715	420,807
Increase (decrease) in net assets	606,576	189,717	32,776	142,933	386,354
Net assets at beginning of period	42,630	-	330,857	-	-
Net assets at end of period	$649,206	$189,717	$363,633	$142,933	$386,354
Beginning units	4,255	-	16,956	-	-
Units issued	68,330	21,085	5,800	15,395	42,950
Units redeemed	(6,383)	(1,784)	(984)	(80)	(737)
Ending units	66,202	19,301	21,772	15,315	42,213

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA
	SAST SA	SAST SA	Goldman	SAST SA	SAST SA
	Global Index	Goldman	Sachs Multi-	Index	Index
	Allocation 90-	Sachs Global	Asset Insights	Allocation 60-	Allocation 80-
	10 Portfolio	Bond Portfolio	Portfolio Class	40 Portfolio	20 Portfolio
	Class 3	Class 3	3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$18,776	$-	$-
Mortality and expense risk and administrative charges	(30,988)	(26,203)	(7,277)	(45,101)	(100,834)
Net investment income (loss)	(30,988)	(26,203)	11,499	(45,101)	(100,834)
Net realized gain (loss)	(569)	(15,643)	287	10,905	28,840
Capital gain distribution from mutual funds	41,268	-	3,930	36,101	81,641
Change in unrealized appreciation (depreciation) of investments	459,239	143,125	55,897	555,187	1,488,951
Increase (decrease) in net assets from operations	468,950	101,279	71,613	557,092	1,498,598
From contract transactions:
Payments received from contract owners	3,664,832	479,893	790,232	2,758,785	2,883,979
Payments for contract benefits or terminations	(17,703)	(143,997)	(3,428)	(229,699)	(119,494)
Transfers between sub-accounts (including fixed account), net	453,903	196,361	83,660	186,041	168,007
Contract maintenance charges	(20,511)	(16,764)	(6,134)	(31,301)	(82,312)
Increase (decrease) in net assets from contract transactions	4,080,521	515,493	864,330	2,683,826	2,850,180
Increase (decrease) in net assets	4,549,471	616,772	935,943	3,240,918	4,348,778
Net assets at beginning of period	837,909	1,668,747	136,695	1,972,231	5,768,462
Net assets at end of period	$5,387,380	$2,285,519	$1,072,638	$5,213,149	$10,117,240
Beginning units	93,570	137,340	14,683	190,847	554,493
Units issued	406,736	56,545	84,665	258,836	271,279
Units redeemed	(5,039)	(15,538)	(1,004)	(22,773)	(29,150)
Ending units	495,267	178,347	98,344	426,910	796,622
For the Year Ended December 31, 2018
From operations:
Dividends	$22,167	$65,933	$1,261	$58,430	$177,405
Mortality and expense risk and administrative charges	(2,470)	(21,105)	(685)	(16,278)	(56,341)
Net investment income (loss)	19,697	44,828	576	42,152	121,064
Net realized gain (loss)	(123)	(19,163)	(33)	974	11,544
Capital gain distribution from mutual funds	133	-	769	12,230	41,072
Change in unrealized appreciation (depreciation) of investments	(96,840)	(86,111)	(10,898)	(184,724)	(674,953)
Increase (decrease) in net assets from operations	(77,133)	(60,446)	(9,586)	(129,368)	(501,273)
From contract transactions:
Payments received from contract owners	900,752	309,039	131,506	1,432,558	4,591,241
Payments for contract benefits or terminations	(10,797)	(92,736)	(587)	(119,037)	(73,737)
Transfers between sub-accounts (including fixed account), net	25,809	(29,102)	871	360,496	190,443
Contract maintenance charges	(722)	(10,914)	(557)	(6,352)	(44,549)
Increase (decrease) in net assets from contract transactions	915,042	176,287	131,233	1,667,665	4,663,398
Increase (decrease) in net assets	837,909	115,841	121,647	1,538,297	4,162,125
Net assets at beginning of period	-	1,552,906	15,048	433,934	1,606,337
Net assets at end of period	$837,909	$1,668,747	$136,695	$1,972,231	$5,768,462
Beginning units	-	123,240	1,461	39,466	142,179
Units issued	104,354	48,777	13,383	163,710	423,719
Units redeemed	(10,784)	(34,677)	(161)	(12,329)	(11,405)
Ending units	93,570	137,340	14,683	190,847	554,493

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA
	SAST SA		Invesco	SAST SA	SAST SA
	Index	SAST SA	Growth	Invesco VCP	Janus Focused
	Allocation 90-	International	Opportunities	Equity-Income	Growth
	10 Portfolio	Index Portfolio	Portfolio Class	Portfolio Class	Portfolio Class
	Class 3	Class 3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$138	$-	$331,041	$-
Mortality and expense risk and administrative charges	(354,128)	(2,000)	(2,080)	(279,712)	(6,612)
Net investment income (loss)	(354,128)	(1,862)	(2,080)	51,329	(6,612)
Net realized gain (loss)	77,900	(205)	1,936	107,400	10,166
Capital gain distribution from mutual funds	303,945	-	23,428	187,821	28,886
Change in unrealized appreciation (depreciation) of investments	5,924,631	26,433	10,521	2,706,910	98,002
Increase (decrease) in net assets from operations	5,952,348	24,366	33,805	3,053,460	130,442
From contract transactions:
Payments received from contract owners	5,180,683	60,665	38,850	2,370,712	139,365
Payments for contract benefits or terminations	(336,706)	(3,263)	(21,327)	(783,466)	(30,714)
Transfers between sub-accounts (including fixed account), net	1,453,293	28,328	959	536,581	(12,603)
Contract maintenance charges	(329,427)	(14)	(49)	(236,852)	(1,069)
Increase (decrease) in net assets from contract transactions	5,967,843	85,716	18,433	1,886,975	94,979
Increase (decrease) in net assets	11,920,191	110,082	52,238	4,940,435	225,421
Net assets at beginning of period	22,722,729	89,535	123,918	18,930,708	351,431
Net assets at end of period	$34,642,920	$199,617	$176,156	$23,871,143	$576,852
Beginning units	2,173,097	10,230	6,039	1,594,555	17,461
Units issued	570,259	9,566	1,771	247,607	5,872
Units redeemed	(71,214)	(633)	(1,034)	(101,194)	(2,098)
Ending units	2,672,142	19,163	6,776	1,740,968	21,235
For the Year Ended December 31, 2018
From operations:
Dividends	$721,587	$1,767	$-	$510,595	$-
Mortality and expense risk and administrative charges	(223,620)	(957)	(1,092)	(241,553)	(5,403)
Net investment income (loss)	497,967	810	(1,092)	269,042	(5,403)
Net realized gain (loss)	51,118	(323)	379	132,270	3,836
Capital gain distribution from mutual funds	163,016	154	15,347	546,830	28,695
Change in unrealized appreciation (depreciation) of investments	(3,122,043)	(15,591)	(28,934)	(3,248,371)	(27,536)
Increase (decrease) in net assets from operations	(2,409,942)	(14,950)	(14,300)	(2,300,229)	(408)
From contract transactions:
Payments received from contract owners	18,614,531	40,858	76,376	4,237,814	18,212
Payments for contract benefits or terminations	(745,224)	(3,180)	(4,313)	(1,018,866)	(8,277)
Transfers between sub-accounts (including fixed account), net	989,512	57,703	811	916,561	(6,069)
Contract maintenance charges	(192,228)	-	(5)	(177,129)	(788)
Increase (decrease) in net assets from contract transactions	18,666,591	95,381	72,869	3,958,380	3,078
Increase (decrease) in net assets	16,256,649	80,431	58,569	1,658,151	2,670
Net assets at beginning of period	6,466,080	9,104	65,349	17,272,557	348,761
Net assets at end of period	$22,722,729	$89,535	$123,918	$18,930,708	$351,431
Beginning units	563,893	880	2,940	1,291,189	17,257
Units issued	1,719,245	9,839	3,320	420,126	1,438
Units redeemed	(110,041)	(489)	(221)	(116,760)	(1,234)
Ending units	2,173,097	10,230	6,039	1,594,555	17,461

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA
	JPMorgan	JPMorgan	SAST SA	SAST SA	SAST SA
	Diversified	Emerging	JPMorgan	JPMorgan	JPMorgan
	Balanced	Markets	Equity-Income	Global Equities	MFS Core
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Bond Portfolio
	3	3	3	3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$41,856	$12,027	$32,736	$57	$124,779
Mortality and expense risk and administrative charges	(24,546)	(5,656)	(19,797)	(212)	(57,053)
Net investment income (loss)	17,310	6,371	12,939	(155)	67,726
Net realized gain (loss)	(1,795)	10,143	29,606	(7,462)	5,865
Capital gain distribution from mutual funds	112,682	-	99,523	224	-
Change in unrealized appreciation (depreciation) of investments	176,350	55,586	169,266	12,649	231,080
Increase (decrease) in net assets from operations	304,547	72,100	311,334	5,256	304,671
From contract transactions:
Payments received from contract owners	468,171	35,251	55,791	22,500	708,740
Payments for contract benefits or terminations	(70,956)	(20,200)	(139,903)	-	(197,325)
Transfers between sub-accounts (including fixed account), net	(56,722)	16,645	(30,843)	(44,741)	276,444
Contract maintenance charges	(19,023)	(1,135)	(5,390)	(13)	(30,111)
Increase (decrease) in net assets from contract transactions	321,470	30,561	(120,345)	(22,254)	757,748
Increase (decrease) in net assets	626,017	102,661	190,989	(16,998)	1,062,419
Net assets at beginning of period	1,588,947	360,497	1,280,047	43,291	3,831,021
Net assets at end of period	$2,214,964	$463,158	$1,471,036	$26,293	$4,893,440
Beginning units	94,608	33,321	68,443	3,244	274,751
Units issued	27,944	6,588	2,843	1,435	73,967
Units redeemed	(9,763)	(3,947)	(8,355)	(3,088)	(22,853)
Ending units	112,789	35,962	62,931	1,591	325,865
For the Year Ended December 31, 2018
From operations:
Dividends	$22,489	$8,170	$26,026	$697	$88,548
Mortality and expense risk and administrative charges	(18,316)	(4,387)	(19,116)	(332)	(50,552)
Net investment income (loss)	4,173	3,783	6,910	365	37,996
Net realized gain (loss)	2,697	4,537	12,005	(58)	(13,702)
Capital gain distribution from mutual funds	102,776	-	86,955	6,059	-
Change in unrealized appreciation (depreciation) of investments	(264,617)	(82,879)	(189,496)	(12,666)	(90,991)
Increase (decrease) in net assets from operations	(154,971)	(74,559)	(83,626)	(6,300)	(66,697)
From contract transactions:
Payments received from contract owners	657,764	141,449	78,261	14,191	537,777
Payments for contract benefits or terminations	(41,767)	(6,140)	(33,872)	(558)	(89,633)
Transfers between sub-accounts (including fixed account), net	47,562	23,497	(11,373)	30,990	67,921
Contract maintenance charges	(11,797)	(848)	(4,549)	(10)	(22,635)
Increase (decrease) in net assets from contract transactions	651,762	157,958	28,467	44,613	493,430
Increase (decrease) in net assets	496,791	83,399	(55,159)	38,313	426,733
Net assets at beginning of period	1,092,156	277,098	1,335,206	4,978	3,404,288
Net assets at end of period	$1,588,947	$360,497	$1,280,047	$43,291	$3,831,021
Beginning units	59,487	20,297	67,111	319	240,116
Units issued	38,727	14,414	4,776	2,968	65,937
Units redeemed	(3,606)	(1,390)	(3,444)	(43)	(31,302)
Ending units	94,608	33,321	68,443	3,244	274,751

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA		SAST SA	SAST SA Legg
	JPMorgan Mid-	Large Cap	SAST SA	Large Cap	Mason BW
	Cap Growth	Growth Index	Large Cap	Value Index	Large Cap
	Portfolio Class	Portfolio Class	Index Portfolio	Portfolio Class	Value Portfolio
	3	3	Class 3	3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$48	$95	$35	$17,648
Mortality and expense risk and administrative charges	(4,429)	(2,316)	(4,305)	(977)	(12,843)
Net investment income (loss)	(4,429)	(2,268)	(4,210)	(942)	4,805
Net realized gain (loss)	2,337	633	1,150	785	(13,609)
Capital gain distribution from mutual funds	32,704	127	1,542	85	82,721
Change in unrealized appreciation (depreciation) of investments	61,324	40,890	78,986	18,130	117,389
Increase (decrease) in net assets from operations	91,936	39,382	77,468	18,058	191,306
From contract transactions:
Payments received from contract owners	94,232	353,320	363,524	118,991	35,369
Payments for contract benefits or terminations	(11,264)	(4,246)	(26,425)	(2,243)	(49,060)
Transfers between sub-accounts (including fixed account), net	(3,040)	41,483	136,485	4,982	30,613
Contract maintenance charges	(215)	(816)	(430)	(555)	(3,033)
Increase (decrease) in net assets from contract transactions	79,713	389,741	473,154	121,175	13,889
Increase (decrease) in net assets	171,649	429,123	550,622	139,233	205,195
Net assets at beginning of period	230,844	6,250	123,447	6,659	798,527
Net assets at end of period	$402,493	$435,373	$674,069	$145,892	$1,003,722
Beginning units	9,913	653	12,567	717	46,645
Units issued	3,811	35,472	45,083	12,116	4,730
Units redeemed	(1,198)	(859)	(4,437)	(723)	(3,936)
Ending units	12,526	35,266	53,213	12,110	47,439
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$-	$3,562	$93	$12,504
Mortality and expense risk and administrative charges	(2,840)	-	(934)	(15)	(12,308)
Net investment income (loss)	(2,840)	-	2,628	78	196
Net realized gain (loss)	1,432	-	8	(1)	(1,843)
Capital gain distribution from mutual funds	29,091	-	3,584	11	71,675
Change in unrealized appreciation (depreciation) of investments	(48,810)	-	(16,516)	(704)	(157,988)
Increase (decrease) in net assets from operations	(21,127)	-	(10,296)	(616)	(87,960)
From contract transactions:
Payments received from contract owners	54,838	6,250	54,915	-	5,454
Payments for contract benefits or terminations	(7,598)	-	(2,435)	-	(21,052)
Transfers between sub-accounts (including fixed account), net	44,470	-	77,621	7,275	49,446
Contract maintenance charges	(25)	-	-	-	(2,679)
Increase (decrease) in net assets from contract transactions	91,685	6,250	130,101	7,275	31,169
Increase (decrease) in net assets	70,558	6,250	119,805	6,659	(56,791)
Net assets at beginning of period	160,286	-	3,642	-	855,318
Net assets at end of period	$230,844	$6,250	$123,447	$6,659	$798,527
Beginning units	6,478	-	347	-	44,911
Units issued	3,960	653	12,465	717	3,782
Units redeemed	(525)	-	(245)	-	(2,048)
Ending units	9,913	653	12,567	717	46,645

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA MFS	SAST SA MFS
	SAST SA Legg	Blue Chip	Massachusetts	SAST SA MFS	SAST SA MFS
	Mason Tactical	Growth	Investors Trust	Telecom Utility	Total Return
	Opportunities	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class
	Class 3	3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$5,052	$3,598	$9,296	$-	$26,410
Mortality and expense risk and administrative charges	(2,882)	(11,773)	(19,876)	-	(13,279)
Net investment income (loss)	2,170	(8,175)	(10,580)	-	13,131
Net realized gain (loss)	195	22,127	22,005	-	(3,072)
Capital gain distribution from mutual funds	589	106,134	165,752	-	38,058
Change in unrealized appreciation (depreciation) of investments	28,687	95,012	177,533	-	127,014
Increase (decrease) in net assets from operations	31,641	215,098	354,710	-	175,131
From contract transactions:
Payments received from contract owners	244,930	223,201	76,169	-	143,403
Payments for contract benefits or terminations	(4,006)	(55,768)	(100,312)	-	(12,568)
Transfers between sub-accounts (including fixed account), net	2,532	16,176	(54,610)	-	148,641
Contract maintenance charges	(2,232)	(2,901)	(5,024)	-	(9,593)
Increase (decrease) in net assets from contract transactions	241,224	180,708	(83,777)	-	269,883
Increase (decrease) in net assets	272,865	395,806	270,933	-	445,014
Net assets at beginning of period	113,623	649,578	1,236,852	-	867,015
Net assets at end of period	$386,488	$1,045,384	$1,507,785	$-	$1,312,029
Beginning units	11,891	32,938	61,293	-	54,826
Units issued	23,555	11,915	3,316	-	17,948
Units redeemed	(802)	(4,243)	(6,931)	-	(2,540)
Ending units	34,644	40,610	57,678	-	70,234
For the Year Ended December 31, 2018
From operations:
Dividends	$1,337	$1,048	$7,414	$1,619	$17,239
Mortality and expense risk and administrative charges	(798)	(9,904)	(18,916)	(385)	(9,522)
Net investment income (loss)	539	(8,856)	(11,502)	1,234	7,717
Net realized gain (loss)	24	16,350	11,397	(2,951)	(11,567)
Capital gain distribution from mutual funds	183	53,513	120,662	4,854	52,004
Change in unrealized appreciation (depreciation) of investments	(9,597)	(104,624)	(212,561)	(2,188)	(108,373)
Increase (decrease) in net assets from operations	(8,851)	(43,617)	(92,004)	949	(60,219)
From contract transactions:
Payments received from contract owners	70,264	22,174	46,980	-	225,398
Payments for contract benefits or terminations	(1,296)	(14,348)	(37,870)	-	(8,398)
Transfers between sub-accounts (including fixed account), net	25,825	(5,605)	42,305	(37,774)	12,180
Contract maintenance charges	(650)	(2,122)	(4,179)	-	(5,828)
Increase (decrease) in net assets from contract transactions	94,143	99	47,236	(37,774)	223,352
Increase (decrease) in net assets	85,292	(43,518)	(44,768)	(36,825)	163,133
Net assets at beginning of period	28,331	693,096	1,281,620	36,825	703,882
Net assets at end of period	$113,623	$649,578	$1,236,852	$-	$867,015
Beginning units	2,755	32,737	59,144	1,893	41,469
Units issued	12,868	2,309	5,167	10	18,109
Units redeemed	(3,732)	(2,108)	(3,018)	(1,903)	(4,752)
Ending units	11,891	32,938	61,293	-	54,826

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA
		Morgan	SAST SA	SAST SA
		Stanley	Oppenheimer	PIMCO VCP	SAST SA
	SAST SA Mid	International	Main Street	Tactical	PineBridge
	Cap Index	Equities	Large Cap	Balanced	High-Yield
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Bond Portfolio
	3	3	3	3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$19,479	$11,112	$-	$92,488
Mortality and expense risk and administrative charges	(4,728)	(10,984)	(15,070)	(331,665)	(12,986)
Net investment income (loss)	(4,728)	8,495	(3,958)	(331,665)	79,502
Net realized gain (loss)	340	4,879	19,907	(28,209)	(6,943)
Capital gain distribution from mutual funds	962	32,879	123,460	152,568	-
Change in unrealized appreciation (depreciation) of investments	70,106	82,224	139,451	4,230,067	29,911
Increase (decrease) in net assets from operations	66,680	128,477	278,860	4,022,761	102,470
From contract transactions:
Payments received from contract owners	315,885	127,187	62,883	2,111,694	551,186
Payments for contract benefits or terminations	(11,192)	(41,270)	(63,490)	(814,398)	(71,308)
Transfers between sub-accounts (including fixed account), net	54,257	(8,722)	(34,979)	240,703	73,115
Contract maintenance charges	(1,293)	(2,873)	(3,334)	(272,906)	(1,607)
Increase (decrease) in net assets from contract transactions	357,657	74,322	(38,920)	1,265,093	551,386
Increase (decrease) in net assets	424,337	202,799	239,940	5,287,854	653,856
Net assets at beginning of period	179,828	679,245	946,281	22,730,769	702,275
Net assets at end of period	$604,165	$882,044	$1,186,221	$28,018,623	$1,356,131
Beginning units	19,785	66,183	52,694	1,901,937	46,106
Units issued	36,157	12,605	3,015	212,728	37,307
Units redeemed	(2,168)	(6,379)	(4,785)	(115,983)	(5,148)
Ending units	53,774	72,409	50,924	1,998,682	78,265
For the Year Ended December 31, 2018
From operations:
Dividends	$1,328	$7,538	$9,117	$682,619	$49,593
Mortality and expense risk and administrative charges	(1,816)	(9,829)	(14,570)	(297,062)	(9,944)
Net investment income (loss)	(488)	(2,291)	(5,453)	385,557	39,649
Net realized gain (loss)	(81)	6,141	13,753	124,611	2,435
Capital gain distribution from mutual funds	5,433	18,056	63,652	3,363,613	-
Change in unrealized appreciation (depreciation) of investments	(33,561)	(136,241)	(167,005)	(5,882,384)	(81,563)
Increase (decrease) in net assets from operations	(28,697)	(114,335)	(95,053)	(2,008,603)	(39,479)
From contract transactions:
Payments received from contract owners	115,977	76,977	5,291	3,800,480	8,047
Payments for contract benefits or terminations	(5,903)	(31,464)	(37,722)	(870,013)	(35,951)
Transfers between sub-accounts (including fixed account), net	75,691	36,105	9,792	723,378	140,701
Contract maintenance charges	-	(2,295)	(2,811)	(207,069)	(1,180)
Increase (decrease) in net assets from contract transactions	185,765	79,323	(25,450)	3,446,776	111,617
Increase (decrease) in net assets	157,068	(35,012)	(120,503)	1,438,173	72,138
Net assets at beginning of period	22,760	714,257	1,066,784	21,292,596	630,137
Net assets at end of period	$179,828	$679,245	$946,281	$22,730,769	$702,275
Beginning units	2,178	58,849	53,832	1,633,718	39,223
Units issued	18,187	10,489	1,828	382,951	9,983
Units redeemed	(580)	(3,155)	(2,966)	(114,732)	(3,100)
Ending units	19,785	66,183	52,694	1,901,937	46,106

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA			SAST SA T.
	Putnam	SAST SA		Rowe Price
	International	Schroders VCP		Asset	SAST SA T.
	Growth and	Global	SAST SA	Allocation	Rowe Price
	Income	Allocation	Small Cap	Growth	VCP Balanced
	Portfolio Class	Portfolio Class	Index Portfolio	Portfolio Class	Portfolio Class
	3	3	Class 3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$1,968	$241,716	$-	$14,134	$441,490
Mortality and expense risk and administrative charges	(1,176)	(216,173)	(3,909)	(14,716)	(381,529)
Net investment income (loss)	792	25,543	(3,909)	(582)	59,961
Net realized gain (loss)	646	15,474	(175)	8,662	223,277
Capital gain distribution from mutual funds	3,795	383,128	-	11,219	1,028,128
Change in unrealized appreciation (depreciation) of investments	9,841	2,245,675	62,094	203,413	4,184,264
Increase (decrease) in net assets from operations	15,074	2,669,820	58,010	222,712	5,495,630
From contract transactions:
Payments received from contract owners	-	1,370,035	191,562	884,020	4,485,095
Payments for contract benefits or terminations	(8,900)	(373,223)	(6,586)	(29,634)	(605,572)
Transfers between sub-accounts (including fixed account), net	(10,170)	258,644	31,727	37,459	119,528
Contract maintenance charges	(33)	(184,120)	(455)	(11,972)	(316,032)
Increase (decrease) in net assets from contract transactions	(19,103)	1,071,336	216,248	879,873	3,683,019
Increase (decrease) in net assets	(4,029)	3,741,156	274,258	1,102,585	9,178,649
Net assets at beginning of period	99,729	14,995,909	185,063	629,258	25,024,929
Net assets at end of period	$95,700	$18,737,065	$459,321	$1,731,843	$34,203,578
Beginning units	11,624	1,378,326	20,974	65,641	2,194,174
Units issued	782	158,895	23,140	93,925	473,320
Units redeemed	(2,965)	(70,775)	(1,748)	(12,337)	(184,133)
Ending units	9,441	1,466,446	42,366	147,229	2,483,361
For the Year Ended December 31, 2018
From operations:
Dividends	$3,143	$322,394	$932	$4,579	$636,762
Mortality and expense risk and administrative charges	(1,533)	(187,078)	(1,807)	(4,764)	(303,325)
Net investment income (loss)	1,610	135,316	(875)	(185)	333,437
Net realized gain (loss)	3,884	69,898	45	(567)	217,178
Capital gain distribution from mutual funds	-	1,189,624	7,116	2,264	1,733,697
Change in unrealized appreciation (depreciation) of investments	(27,347)	(3,020,430)	(41,631)	(57,037)	(4,500,137)
Increase (decrease) in net assets from operations	(21,853)	(1,625,592)	(35,345)	(55,525)	(2,215,825)
From contract transactions:
Payments received from contract owners	2,000	3,441,603	140,223	592,159	7,204,888
Payments for contract benefits or terminations	(17,592)	(638,281)	(5,831)	(6,110)	(1,282,621)
Transfers between sub-accounts (including fixed account), net	8,386	651,136	78,733	76,722	1,254,055
Contract maintenance charges	(18)	(140,768)	-	(3,556)	(221,780)
Increase (decrease) in net assets from contract transactions	(7,224)	3,313,690	213,125	659,215	6,954,542
Increase (decrease) in net assets	(29,077)	1,688,098	177,780	603,690	4,738,717
Net assets at beginning of period	128,806	13,307,811	7,283	25,568	20,286,212
Net assets at end of period	$99,729	$14,995,909	$185,063	$629,258	$25,024,929
Beginning units	12,185	1,099,143	717	2,485	1,632,204
Units issued	1,165	360,582	20,899	66,695	715,687
Units redeemed	(1,726)	(81,399)	(642)	(3,539)	(153,717)
Ending units	11,624	1,378,326	20,974	65,641	2,194,174

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
	SAST SA	SAST SA VCP	SAST SA VCP	SAST SA VCP	WellsCap
	Templeton	Dynamic	Dynamic	Index	Aggressive
	Foreign Value	Allocation	Strategy	Allocation	Growth
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class
	3	3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$532	$-	$-	$10,077	$-
Mortality and expense risk and administrative charges	(8,623)	(916,765)	(775,328)	(156,529)	(5,097)
Net investment income (loss)	(8,091)	(916,765)	(775,328)	(146,452)	(5,097)
Net realized gain (loss)	(1,708)	50,247	7,370	24,628	6,616
Capital gain distribution from mutual funds	-	2,864,974	2,036,254	97,170	26,224
Change in unrealized appreciation (depreciation) of investments	69,787	10,046,134	8,439,383	2,313,314	66,323
Increase (decrease) in net assets from operations	59,988	12,044,590	9,707,679	2,288,660	94,066
From contract transactions:
Payments received from contract owners	32,702	5,239,530	4,042,755	6,410,963	140,972
Payments for contract benefits or terminations	(31,851)	(2,445,810)	(1,986,345)	(180,412)	(12,826)
Transfers between sub-accounts (including fixed account), net	55,472	418,611	278,705	884,527	18,433
Contract maintenance charges	(2,277)	(762,319)	(639,844)	(130,743)	(151)
Increase (decrease) in net assets from contract transactions	54,046	2,450,012	1,695,271	6,984,335	146,428
Increase (decrease) in net assets	114,034	14,494,602	11,402,950	9,272,995	240,494
Net assets at beginning of period	559,006	63,086,048	53,850,121	7,745,940	230,325
Net assets at end of period	$673,040	$77,580,650	$65,253,071	$17,018,935	$470,819
Beginning units	55,686	4,775,221	4,165,149	815,049	14,942
Units issued	9,092	445,141	337,499	743,823	8,322
Units redeemed	(3,945)	(281,205)	(221,795)	(84,388)	(1,196)
Ending units	60,833	4,939,157	4,280,853	1,474,484	22,068
For the Year Ended December 31, 2018
From operations:
Dividends	$27,392	$2,501,762	$2,213,487	$199,135	$-
Mortality and expense risk and administrative charges	(7,740)	(830,846)	(701,891)	(38,252)	(2,130)
Net investment income (loss)	19,652	1,670,916	1,511,596	160,883	(2,130)
Net realized gain (loss)	1,104	255,567	204,301	1,927	2,655
Capital gain distribution from mutual funds	13,698	7,422,829	5,083,591	17,263	37,297
Change in unrealized appreciation (depreciation) of investments	(142,280)	(14,811,528)	(11,637,738)	(952,756)	(71,070)
Increase (decrease) in net assets from operations	(107,826)	(5,462,216)	(4,838,250)	(772,683)	(33,248)
From contract transactions:
Payments received from contract owners	82,577	9,495,329	7,926,703	7,362,971	140,281
Payments for contract benefits or terminations	(13,921)	(1,655,369)	(1,312,881)	(58,430)	(6,182)
Transfers between sub-accounts (including fixed account), net	60,533	658,622	1,852,690	911,356	32,951
Contract maintenance charges	(2,006)	(586,372)	(497,393)	(26,149)	(20)
Increase (decrease) in net assets from contract transactions	127,183	7,912,210	7,969,119	8,189,748	167,030
Increase (decrease) in net assets	19,357	2,449,994	3,130,869	7,417,065	133,782
Net assets at beginning of period	539,649	60,636,054	50,719,252	328,875	96,543
Net assets at end of period	$559,006	$63,086,048	$53,850,121	$7,745,940	$230,325
Beginning units	44,335	4,224,848	3,596,318	31,649	5,754
Units issued	12,933	799,349	777,527	798,756	9,710
Units redeemed	(1,582)	(248,976)	(208,696)	(15,356)	(522)
Ending units	55,686	4,775,221	4,165,149	815,049	14,942

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA
	WellsCap
	Fundamental	T Rowe Price	T Rowe Price	T Rowe Price	T Rowe Price
	Growth	Retirement	Retirement	Retirement	Retirement
	Portfolio Class	2015 Advisor	2020 Advisor	2025 Advisor	2030 Advisor
	3	Class	Class	Class	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$254,912	$693,529	$759,110	$725,177
Mortality and expense risk and administrative charges	-	(119,534)	(328,720)	(371,592)	(377,922)
Net investment income (loss)	-	135,378	364,809	387,518	347,255
Net realized gain (loss)	-	(118,470)	260,375	393,782	497,730
Capital gain distribution from mutual funds	-	400,576	1,221,931	1,273,346	1,588,483
Change in unrealized appreciation (depreciation) of investments	-	1,344,685	3,489,336	4,410,061	4,654,325
Increase (decrease) in net assets from operations	-	1,762,169	5,336,451	6,464,707	7,087,793
From contract transactions:
Payments received from contract owners	-	2,074,541	8,355,176	8,857,073	10,429,165
Payments for contract benefits or terminations	-	(1,856,299)	(3,874,510)	(2,808,536)	(3,435,015)
Transfers between sub-accounts (including fixed account), net	-	1,655,125	574,432	3,626,187	3,222,922
Contract maintenance charges	-	(960)	(3,323)	(5,519)	(7,428)
Increase (decrease) in net assets from contract transactions	-	1,872,407	5,051,775	9,669,205	10,209,644
Increase (decrease) in net assets	-	3,634,576	10,388,226	16,133,912	17,297,437
Net assets at beginning of period	-	10,207,156	28,121,762	29,395,881	29,664,948
Net assets at end of period	$-	$13,841,732	$38,509,988	$45,529,793	$46,962,385
Beginning units	-	9,280,225	25,200,911	26,008,930	25,988,743
Units issued	-	3,620,707	9,235,698	10,306,628	10,412,324
Units redeemed	-	(2,046,849)	(5,170,145)	(2,612,199)	(2,416,275)
Ending units	-	10,854,083	29,266,464	33,703,359	33,984,792
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$199,822	$517,045	$492,628	$457,145
Mortality and expense risk and administrative charges	(12)	(96,086)	(262,318)	(255,941)	(267,657)
Net investment income (loss)	(12)	103,736	254,727	236,687	189,488
Net realized gain (loss)	(6,999)	88,969	545,323	352,570	292,748
Capital gain distribution from mutual funds	6,362	731,493	1,895,831	1,477,885	1,890,356
Change in unrealized appreciation (depreciation) of investments	-	(1,510,194)	(4,555,783)	(4,156,139)	(4,816,297)
Increase (decrease) in net assets from operations	(649)	(585,996)	(1,859,902)	(2,088,997)	(2,443,705)
From contract transactions:
Payments received from contract owners	12,500	3,131,387	8,759,240	10,564,551	11,127,324
Payments for contract benefits or terminations	-	(1,932,697)	(3,679,686)	(1,617,916)	(1,818,316)
Transfers between sub-accounts (including fixed account), net	(11,851)	1,533,807	3,115,681	2,928,793	592,421
Contract maintenance charges	-	(858)	(5,034)	(4,249)	(5,551)
Increase (decrease) in net assets from contract transactions	649	2,731,639	8,190,201	11,871,179	9,895,878
Increase (decrease) in net assets	-	2,145,643	6,330,299	9,782,182	7,452,173
Net assets at beginning of period	-	8,061,513	21,791,463	19,613,699	22,212,775
Net assets at end of period	$-	$10,207,156	$28,121,762	$29,395,881	$29,664,948
Beginning units	-	6,941,929	18,329,571	16,182,459	18,009,073
Units issued	512	4,521,228	10,674,555	12,194,517	10,363,678
Units redeemed	(512)	(2,182,932)	(3,803,215)	(2,368,046)	(2,384,008)
Ending units	-	9,280,225	25,200,911	26,008,930	25,988,743

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	T Rowe Price	T Rowe Price	T Rowe Price	T Rowe Price	T Rowe Price
	Retirement	Retirement	Retirement	Retirement	Retirement
	2035 Advisor	2040 Advisor	2045 Advisor	2050 Advisor	2055 Advisor
	Class	Class	Class	Class	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$498,854	$469,035	$321,761	$267,300	$130,721
Mortality and expense risk and administrative charges	(280,112)	(285,376)	(199,317)	(170,275)	(76,642)
Net investment income (loss)	218,742	183,659	122,444	97,025	54,079
Net realized gain (loss)	310,709	272,105	138,630	138,889	58,933
Capital gain distribution from mutual funds	1,272,937	1,481,164	1,085,945	882,091	379,713
Change in unrealized appreciation (depreciation) of investments	3,782,378	3,956,906	2,916,148	2,515,029	1,141,896
Increase (decrease) in net assets from operations	5,584,766	5,893,834	4,263,167	3,633,034	1,634,621
From contract transactions:
Payments received from contract owners	7,626,565	7,940,759	7,027,543	6,264,179	3,505,799
Payments for contract benefits or terminations	(1,476,723)	(2,119,274)	(908,931)	(1,551,224)	(640,807)
Transfers between sub-accounts (including fixed account), net	(251,565)	451,836	522,778	229,753	111,261
Contract maintenance charges	(5,986)	(7,185)	(6,427)	(6,150)	(4,469)
Increase (decrease) in net assets from contract transactions	5,892,291	6,266,136	6,634,963	4,936,558	2,971,784
Increase (decrease) in net assets	11,477,057	12,159,970	10,898,130	8,569,592	4,606,405
Net assets at beginning of period	23,032,564	23,088,440	15,509,429	13,517,528	5,783,592
Net assets at end of period	$34,509,621	$35,248,410	$26,407,559	$22,087,120	$10,389,997
Beginning units	20,055,154	19,993,530	13,405,587	11,694,837	5,005,564
Units issued	5,922,595	6,106,245	5,725,806	4,417,449	2,562,349
Units redeemed	(1,402,943)	(1,321,562)	(702,487)	(692,895)	(311,333)
Ending units	24,574,806	24,778,213	18,428,906	15,419,391	7,256,580
For the Year Ended December 31, 2018
From operations:
Dividends	$310,408	$284,271	$180,866	$149,985	$63,988
Mortality and expense risk and administrative charges	(206,961)	(207,961)	(136,178)	(108,755)	(50,495)
Net investment income (loss)	103,447	76,310	44,688	41,230	13,493
Net realized gain (loss)	205,483	149,391	166,048	86,080	85,595
Capital gain distribution from mutual funds	1,422,702	1,650,607	1,044,501	871,790	327,939
Change in unrealized appreciation (depreciation) of investments	(3,723,013)	(4,027,303)	(2,767,218)	(2,254,899)	(990,279)
Increase (decrease) in net assets from operations	(1,991,381)	(2,150,995)	(1,511,981)	(1,255,799)	(563,252)
From contract transactions:
Payments received from contract owners	8,267,622	8,809,049	6,184,010	6,512,009	2,848,922
Payments for contract benefits or terminations	(884,660)	(1,463,137)	(750,307)	(419,433)	(604,759)
Transfers between sub-accounts (including fixed account), net	15,858	642,789	503,606	96,475	136,092
Contract maintenance charges	(4,447)	(4,953)	(4,684)	(3,914)	(2,941)
Increase (decrease) in net assets from contract transactions	7,394,373	7,983,748	5,932,625	6,185,137	2,377,314
Increase (decrease) in net assets	5,402,992	5,832,753	4,420,644	4,929,338	1,814,062
Net assets at beginning of period	17,629,572	17,255,687	11,088,785	8,588,190	3,969,530
Net assets at end of period	$23,032,564	$23,088,440	$15,509,429	$13,517,528	$5,783,592
Beginning units	14,111,849	13,688,485	8,755,032	6,781,366	3,136,305
Units issued	7,440,547	7,432,124	5,292,842	5,367,786	2,220,170
Units redeemed	(1,497,242)	(1,127,079)	(642,287)	(454,315)	(350,911)
Ending units	20,055,154	19,993,530	13,405,587	11,694,837	5,005,564

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		VALIC		VALIC
	T Rowe Price	Company I	VALIC	Company I	VALIC
	Retirement	Asset	Company I	Capital	Company I
	2060 Advisor	Allocation	Blue Chip	Conservation	Core Equity
	Class	Fund	Growth Fund	Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$82,422	$2,270,535	$-	$3,823,719	$2,783,388
Mortality and expense risk and administrative charges	(48,543)	(1,456,355)	(7,580,841)	(1,492,901)	(2,303,015)
Net investment income (loss)	33,879	814,180	(7,580,841)	2,330,818	480,373
Net realized gain (loss)	22,269	(1,257,975)	38,839,221	484,376	16,787,383
Capital gain distribution from mutual funds	185,449	11,951,780	89,239,739	-	28,828,584
Change in unrealized appreciation (depreciation) of investments	775,331	8,291,114	72,109,437	10,433,050	11,197,183
Increase (decrease) in net assets from operations	1,016,928	19,799,099	192,607,556	13,248,244	57,293,523
From contract transactions:
Payments received from contract owners	2,541,563	7,340,966	64,883,716	6,242,697	3,967,624
Payments for contract benefits or terminations	(402,411)	(13,897,428)	(76,919,228)	(17,898,703)	(21,365,860)
Transfers between sub-accounts (including fixed account), net	325,264	(4,485,414)	(16,733,279)	(3,212,999)	(4,685,368)
Contract maintenance charges	(7,054)	(102,374)	(597,254)	(84,351)	(78,860)
Adjustments to net assets allocated to contracts in payout period	-	7,547	(419)	70,911	(9,069)
Increase (decrease) in net assets from contract transactions	2,457,362	(11,136,703)	(29,366,464)	(14,882,445)	(22,171,533)
Increase (decrease) in net assets	3,474,290	8,662,396	163,241,092	(1,634,201)	35,121,990
Net assets at beginning of period	3,410,133	143,374,206	680,266,252	151,892,365	219,365,992
Net assets at end of period	$6,884,423	$152,036,602	$843,507,344	$150,258,164	$254,487,982
Beginning units	2,949,718	18,369,939	265,270,445	41,178,080	53,956,824
Units issued	2,056,989	3,797,217	9,917,180	11,070,001	1,413,479
Units redeemed	(200,773)	(5,103,949)	(18,498,024)	(14,625,783)	(5,539,969)
Ending units	4,805,934	17,063,207	256,689,601	37,622,298	49,830,334
For the Year Ended December 31, 2018
From operations:
Dividends	$35,890	$2,570,727	$437,458	$3,152,697	$2,790,688
Mortality and expense risk and administrative charges	(30,485)	(1,596,785)	(7,184,887)	(1,544,690)	(2,467,978)
Net investment income (loss)	5,405	973,942	(6,747,429)	1,608,007	322,710
Net realized gain (loss)	137,150	223,275	39,587,541	(1,760,528)	17,761,575
Capital gain distribution from mutual funds	128,606	6,762,585	41,698,650	420,864	18,918,886
Change in unrealized appreciation (depreciation) of investments	(621,434)	(23,975,194)	(68,132,738)	(3,718,200)	(54,521,327)
Increase (decrease) in net assets from operations	(350,273)	(16,015,392)	6,406,024	(3,449,857)	(17,518,156)
From contract transactions:
Payments received from contract owners	1,681,778	9,599,323	78,730,146	8,022,587	4,006,814
Payments for contract benefits or terminations	(433,634)	(16,791,668)	(80,568,786)	(20,425,902)	(21,982,011)
Transfers between sub-accounts (including fixed account), net	452,005	(3,307,291)	(1,103,406)	10,680,367	(5,392,361)
Contract maintenance charges	(4,942)	(103,601)	(570,124)	(92,915)	(83,443)
Adjustments to net assets allocated to contracts in payout period	-	7,021	(14,759)	(5,082)	(3,956)
Increase (decrease) in net assets from contract transactions	1,695,207	(10,596,216)	(3,526,929)	(1,820,945)	(23,454,957)
Increase (decrease) in net assets	1,344,934	(26,611,608)	2,879,095	(5,270,802)	(40,973,113)
Net assets at beginning of period	2,065,199	169,985,814	677,387,157	157,163,167	260,339,105
Net assets at end of period	$3,410,133	$143,374,206	$680,266,252	$151,892,365	$219,365,992
Beginning units	1,630,664	19,687,755	268,377,083	41,760,249	59,147,729
Units issued	2,008,098	8,477,061	21,299,616	9,773,190	543,872
Units redeemed	(689,044)	(9,794,877)	(24,406,254)	(10,355,359)	(5,734,777)
Ending units	2,949,718	18,369,939	265,270,445	41,178,080	53,956,824

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		VALIC	VALIC
	VALIC	Company I	Company I	VALIC	VALIC
	Company I	Dynamic	Emerging	Company I	Company I
	Dividend Value	Allocation	Economies	Global Real	Global Strategy
	Fund	Fund	Fund	Estate Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$14,869,217	$2,698,973	$11,688,955	$13,737,719	$7,664,343
Mortality and expense risk and administrative charges	(7,892,999)	(2,154,816)	(6,775,534)	(3,739,980)	(3,166,674)
Net investment income (loss)	6,976,218	544,157	4,913,421	9,997,739	4,497,669
Net realized gain (loss)	(4,834,782)	4,486,282	3,262,546	1,850,598	1,882,064
Capital gain distribution from mutual funds	83,554,722	12,667,539	-	-	27,282,571
Change in unrealized appreciation (depreciation) of investments	81,550,046	18,554,173	117,611,961	67,782,168	(5,446,900)
Increase (decrease) in net assets from operations	167,246,204	36,252,151	125,787,928	79,630,505	28,215,404
From contract transactions:
Payments received from contract owners	56,894,019	3,707,936	47,464,317	29,364,102	11,357,803
Payments for contract benefits or terminations	(60,202,387)	(41,414,667)	(62,819,834)	(25,809,619)	(34,305,526)
Transfers between sub-accounts (including fixed account), net	124,489,358	(9,286,343)	17,022,696	61,170,014	(12,611,316)
Contract maintenance charges	(589,064)	(2,209,901)	(147,080)	(123,205)	(239,349)
Adjustments to net assets allocated to contracts in payout period	(7,706)	-	(3,430)	263	(3,572)
Increase (decrease) in net assets from contract transactions	120,584,220	(49,202,975)	1,516,669	64,601,555	(35,801,960)
Increase (decrease) in net assets	287,830,424	(12,950,824)	127,304,597	144,232,060	(7,586,556)
Net assets at beginning of period	711,029,184	208,197,000	633,817,185	317,471,945	331,626,256
Net assets at end of period	$998,859,608	$195,246,176	$761,121,782	$461,704,005	$324,039,700
Beginning units	220,684,362	162,080,959	676,229,784	225,115,274	171,661,237
Units issued	71,883,480	1,077,570	152,974,372	71,655,448	2,088,767
Units redeemed	(41,914,667)	(35,481,892)	(148,480,248)	(32,412,753)	(19,626,516)
Ending units	250,653,175	127,676,637	680,723,908	264,357,969	154,123,488
For the Year Ended December 31, 2018
From operations:
Dividends	$13,919,430	$3,166,124	$11,556,668	$11,859,086	$-
Mortality and expense risk and administrative charges	(7,729,710)	(2,524,536)	(7,174,093)	(2,910,156)	(3,700,492)
Net investment income (loss)	6,189,720	641,588	4,382,575	8,948,930	(3,700,492)
Net realized gain (loss)	6,125,814	5,008,200	5,544,283	(4,211,790)	9,858,567
Capital gain distribution from mutual funds	26,959,492	9,575,699	-	3,588,559	5,229,613
Change in unrealized appreciation (depreciation) of investments	(114,580,632)	(32,971,087)	(171,518,342)	(30,327,619)	(45,762,769)
Increase (decrease) in net assets from operations	(75,305,606)	(17,745,600)	(161,591,484)	(22,001,920)	(34,375,081)
From contract transactions:
Payments received from contract owners	87,655,463	3,367,864	56,023,750	23,655,328	13,430,708
Payments for contract benefits or terminations	(47,861,469)	(31,239,727)	(56,488,117)	(24,486,114)	(41,071,762)
Transfers between sub-accounts (including fixed account), net	(1,870,683)	(776,817)	(31,522,400)	35,138,743	(9,003,795)
Contract maintenance charges	(586,965)	(2,105,091)	(208,839)	(126,304)	(277,193)
Adjustments to net assets allocated to contracts in payout period	(10,593)	-	(14,318)	294	(2,528)
Increase (decrease) in net assets from contract transactions	37,325,753	(30,753,771)	(32,209,924)	34,181,947	(36,924,570)
Increase (decrease) in net assets	(37,979,853)	(48,499,371)	(193,801,408)	12,180,027	(71,299,651)
Net assets at beginning of period	749,009,037	256,696,371	827,618,593	305,291,918	402,925,907
Net assets at end of period	$711,029,184	$208,197,000	$633,817,185	$317,471,945	$331,626,256
Beginning units	211,950,225	184,019,647	705,849,703	202,170,993	189,404,761
Units issued	56,602,986	2,815,406	122,348,834	46,907,722	4,851,537
Units redeemed	(47,868,849)	(24,754,094)	(151,968,753)	(23,963,441)	(22,595,061)
Ending units	220,684,362	162,080,959	676,229,784	225,115,274	171,661,237

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC	VALIC
	Company I	Company I	VALIC		VALIC
	Government	Government	Company I	VALIC	Company I
	Money Market I	Securities	Growth &	Company I	Health
	Fund	Fund	Income Fund	Growth Fund	Sciences Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$5,611,501	$2,331,867	$1,050,051	$4,775,019	$-
Mortality and expense risk and administrative charges	(3,110,549)	(966,571)	(1,136,876)	(11,087,556)	(7,402,489)
Net investment income (loss)	2,500,952	1,365,296	(86,825)	(6,312,537)	(7,402,489)
Net realized gain (loss)	(1)	(476,466)	8,193,591	87,405,363	24,461,682
Capital gain distribution from mutual funds	-	-	11,554,647	88,768,401	64,940,564
Change in unrealized appreciation (depreciation) of investments	(2)	4,587,114	10,421,951	154,838,018	104,475,884
Increase (decrease) in net assets from operations	2,500,949	5,475,944	30,083,364	324,699,245	186,475,641
From contract transactions:
Payments received from contract owners	54,239,473	4,417,739	4,352,573	39,423,720	43,154,328
Payments for contract benefits or terminations	(51,930,386)	(12,382,659)	(12,080,047)	(83,290,346)	(72,663,047)
Transfers between sub-accounts (including fixed account), net	(36,648,279)	3,346,494	(2,148,228)	(24,627,004)	(42,122,874)
Contract maintenance charges	(147,782)	(75,344)	(304,093)	(377,682)	(297,550)
Adjustments to net assets allocated to contracts in payout period	(7)	(763)	(953)	(11,866)	15,359
Increase (decrease) in net assets from contract transactions	(34,486,981)	(4,694,533)	(10,180,748)	(68,883,178)	(71,913,784)
Increase (decrease) in net assets	(31,986,032)	781,411	19,902,616	255,816,067	114,561,857
Net assets at beginning of period	326,741,596	101,875,427	105,507,598	1,130,204,874	706,850,292
Net assets at end of period	$294,755,564	$102,656,838	$125,410,214	$1,386,020,941	$821,412,149
Beginning units	165,491,511	29,661,020	24,676,192	506,233,283	137,982,912
Units issued	65,621,050	5,817,880	869,158	96,624,426	2,286,499
Units redeemed	(81,858,172)	(8,057,163)	(2,858,242)	(128,862,237)	(14,698,774)
Ending units	149,254,389	27,421,737	22,687,108	473,995,472	125,570,637
For the Year Ended December 31, 2018
From operations:
Dividends	$3,991,407	$2,765,356	$1,104,155	$6,685,752	$-
Mortality and expense risk and administrative charges	(2,860,724)	(973,116)	(1,192,129)	(11,452,900)	(7,549,386)
Net investment income (loss)	1,130,683	1,792,240	(87,974)	(4,767,148)	(7,549,386)
Net realized gain (loss)	-	(1,106,327)	9,069,174	83,919,311	31,250,886
Capital gain distribution from mutual funds	-	-	4,156,369	42,001,015	87,956,299
Change in unrealized appreciation (depreciation) of investments	(1)	(1,151,405)	(20,644,508)	(168,509,405)	(108,643,557)
Increase (decrease) in net assets from operations	1,130,682	(465,492)	(7,506,939)	(47,356,227)	3,014,242
From contract transactions:
Payments received from contract owners	63,996,647	4,246,191	5,362,911	55,969,193	41,296,954
Payments for contract benefits or terminations	(44,972,229)	(11,045,610)	(11,774,674)	(65,358,133)	(70,162,043)
Transfers between sub-accounts (including fixed account), net	8,277,520	5,585,295	(2,936,113)	30,564,079	(20,748,665)
Contract maintenance charges	(140,004)	(67,969)	(108,241)	(480,758)	(300,501)
Adjustments to net assets allocated to contracts in payout period	(22)	(819)	(1,235)	(3,851)	(945)
Increase (decrease) in net assets from contract transactions	27,161,912	(1,282,912)	(9,457,352)	20,690,530	(49,915,200)
Increase (decrease) in net assets	28,292,594	(1,748,404)	(16,964,291)	(26,665,697)	(46,900,958)
Net assets at beginning of period	298,449,002	103,623,831	122,471,889	1,156,870,571	753,751,250
Net assets at end of period	$326,741,596	$101,875,427	$105,507,598	$1,130,204,874	$706,850,292
Beginning units	151,958,592	29,772,524	27,155,285	500,617,337	147,159,519
Units issued	61,274,859	5,049,795	4,089,187	59,781,246	3,569,406
Units redeemed	(47,741,940)	(5,161,299)	(6,568,280)	(54,165,300)	(12,746,013)
Ending units	165,491,511	29,661,020	24,676,192	506,233,283	137,982,912

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					VALIC
		VALIC	VALIC		Company I
	VALIC	Company I	Company I	VALIC	International
	Company I	International	International	Company I	Socially
	Inflation	Equities Index	Government	International	Responsible
	Protected Fund	Fund	Bond Fund	Growth Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$9,916,373	$32,641,580	$1,940,390	$2,867,069	$6,613,774
Mortality and expense risk and administrative charges	(5,661,010)	(9,840,968)	(1,173,844)	(4,141,285)	(3,431,968)
Net investment income (loss)	4,255,363	22,800,612	766,546	(1,274,216)	3,181,806
Net realized gain (loss)	(1,652,620)	6,000,126	3,207,830	12,562,075	16,106,090
Capital gain distribution from mutual funds	566,982	-	147,539	102,573,727	-
Change in unrealized appreciation (depreciation) of investments	41,704,822	161,396,469	5,635,183	5,619,423	61,362,755
Increase (decrease) in net assets from operations	44,874,547	190,197,207	9,757,098	119,481,009	80,650,651
From contract transactions:
Payments received from contract owners	36,927,881	73,008,747	4,969,299	18,657,270	16,593,405
Payments for contract benefits or terminations	(59,286,742)	(94,802,792)	(11,486,310)	(40,701,536)	(32,529,367)
Transfers between sub-accounts (including fixed account), net	(7,745,035)	91,780,562	(15,901,147)	(11,281,597)	(9,691,163)
Contract maintenance charges	(484,080)	(582,336)	(141,276)	(285,482)	(118,412)
Adjustments to net assets allocated to contracts in payout period	(5,570)	1,607	(820)	(8,904)	(6,938)
Increase (decrease) in net assets from contract transactions	(30,593,546)	69,405,788	(22,560,254)	(33,620,249)	(25,752,475)
Increase (decrease) in net assets	14,281,001	259,602,995	(12,803,156)	85,860,760	54,898,176
Net assets at beginning of period	595,375,939	911,617,487	124,581,902	391,328,381	334,161,388
Net assets at end of period	$609,656,940	$1,171,220,482	$111,778,746	$477,189,141	$389,059,564
Beginning units	459,866,794	478,200,717	41,596,081	128,742,665	52,724,451
Units issued	81,346,517	119,461,094	9,163,778	11,087,251	1,173,562
Units redeemed	(104,940,608)	(89,370,429)	(16,709,445)	(19,892,871)	(4,421,559)
Ending units	436,272,703	508,291,382	34,050,414	119,937,045	49,476,454
For the Year Ended December 31, 2018
From operations:
Dividends	$9,091,196	$24,328,692	$1,576,962	$5,559,867	$7,085,614
Mortality and expense risk and administrative charges	(4,982,370)	(11,044,753)	(1,545,790)	(3,980,275)	(3,857,652)
Net investment income (loss)	4,108,826	13,283,939	31,172	1,579,592	3,227,962
Net realized gain (loss)	335,325	72,386,874	(2,516,287)	15,835,354	36,754,946
Capital gain distribution from mutual funds	4,350,156	-	57,321	6,258,757	-
Change in unrealized appreciation (depreciation) of investments	(25,187,721)	(241,092,082)	(4,886,009)	(60,655,839)	(74,229,012)
Increase (decrease) in net assets from operations	(16,393,414)	(155,421,269)	(7,313,803)	(36,982,136)	(34,246,104)
From contract transactions:
Payments received from contract owners	36,667,596	105,111,793	9,410,153	15,904,792	17,740,789
Payments for contract benefits or terminations	(56,611,462)	(79,186,292)	(12,860,845)	(37,492,345)	(37,353,476)
Transfers between sub-accounts (including fixed account), net	156,739,664	(273,122,631)	(39,697,286)	21,084,520	(50,626,348)
Contract maintenance charges	(541,198)	(657,584)	(171,802)	(274,176)	(121,204)
Adjustments to net assets allocated to contracts in payout period	(6,511)	474	(4,158)	(2,927)	(8,059)
Increase (decrease) in net assets from contract transactions	136,248,089	(247,854,240)	(43,323,938)	(780,136)	(70,368,298)
Increase (decrease) in net assets	119,854,675	(403,275,509)	(50,637,741)	(37,762,272)	(104,614,402)
Net assets at beginning of period	475,521,264	1,314,892,996	175,219,643	429,090,653	438,775,790
Net assets at end of period	$595,375,939	$911,617,487	$124,581,902	$391,328,381	$334,161,388
Beginning units	356,598,447	592,146,213	56,030,138	128,589,034	62,001,730
Units issued	129,170,344	91,382,989	11,352,382	23,946,845	1,794,511
Units redeemed	(25,901,997)	(205,328,485)	(25,786,439)	(23,793,214)	(11,071,790)
Ending units	459,866,794	478,200,717	41,596,081	128,742,665	52,724,451

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC	VALIC	VALIC	VALIC	VALIC
	Company I	Company I	Company I	Company I Mid	Company I Mid
	International	Large Cap	Large Capital	Cap Index	Cap Strategic
	Value Fund	Core Fund	Growth Fund	Fund	Growth Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$19,031,755	$1,329,658	$2,626,702	$41,641,045	$38,826
Mortality and expense risk and administrative charges	(6,121,633)	(1,401,985)	(4,447,922)	(28,865,390)	(2,746,689)
Net investment income (loss)	12,910,122	(72,327)	(1,821,220)	12,775,655	(2,707,863)
Net realized gain (loss)	16,997,951	(421,788)	20,871,529	226,359,772	10,854,880
Capital gain distribution from mutual funds	-	11,145,184	29,022,979	289,911,916	24,944,385
Change in unrealized appreciation (depreciation) of investments	61,988,955	28,499,801	101,849,768	142,283,348	52,749,895
Increase (decrease) in net assets from operations	91,897,028	39,150,870	149,923,056	671,330,691	85,841,297
From contract transactions:
Payments received from contract owners	36,527,090	7,582,254	10,538,140	135,176,457	8,476,402
Payments for contract benefits or terminations	(72,687,676)	(15,396,503)	(39,377,912)	(279,124,572)	(22,584,205)
Transfers between sub-accounts (including fixed account), net	(9,361,029)	(5,666,897)	3,838,625	(37,422,219)	(768,783)
Contract maintenance charges	(342,761)	(138,417)	(130,217)	(1,688,189)	(63,505)
Adjustments to net assets allocated to contracts in payout period	166	372	(8,048)	(18,441)	137
Increase (decrease) in net assets from contract transactions	(45,864,210)	(13,619,191)	(25,139,412)	(183,076,964)	(14,939,954)
Increase (decrease) in net assets	46,032,818	25,531,679	124,783,644	488,253,727	70,901,343
Net assets at beginning of period	618,032,802	130,684,233	399,163,790	2,818,657,192	239,948,647
Net assets at end of period	$664,065,620	$156,215,912	$523,947,434	$3,306,910,919	$310,849,990
Beginning units	507,208,049	50,661,879	177,173,043	144,874,750	97,574,698
Units issued	29,902,931	1,042,254	3,878,966	13,130,596	2,734,059
Units redeemed	(63,866,603)	(5,586,971)	(13,208,309)	(19,847,050)	(7,580,667)
Ending units	473,244,377	46,117,162	167,843,700	138,158,296	92,728,090
For the Year Ended December 31, 2018
From operations:
Dividends	$15,243,667	$1,575,878	$2,577,464	$35,506,043	$236,594
Mortality and expense risk and administrative charges	(7,243,892)	(1,508,385)	(4,205,129)	(31,593,736)	(2,594,169)
Net investment income (loss)	7,999,775	67,493	(1,627,665)	3,912,307	(2,357,575)
Net realized gain (loss)	33,016,782	1,697,981	21,207,051	210,893,336	11,882,785
Capital gain distribution from mutual funds	-	7,862,003	21,052,139	209,747,685	12,289,670
Change in unrealized appreciation (depreciation) of investments	(184,838,674)	(23,321,007)	(39,654,217)	(822,224,223)	(35,173,784)
Increase (decrease) in net assets from operations	(143,822,117)	(13,693,530)	977,308	(397,670,895)	(13,358,904)
From contract transactions:
Payments received from contract owners	36,745,238	8,328,522	9,499,749	153,924,694	7,492,186
Payments for contract benefits or terminations	(77,336,692)	(17,658,121)	(34,596,779)	(285,010,860)	(21,345,810)
Transfers between sub-accounts (including fixed account), net	(33,064,320)	(8,630,708)	(10,432,696)	(19,073,460)	(143,868)
Contract maintenance charges	(419,667)	(152,580)	(141,589)	(1,809,154)	(70,431)
Adjustments to net assets allocated to contracts in payout period	(1,006)	696	(6,760)	(9,293)	(485)
Increase (decrease) in net assets from contract transactions	(74,076,447)	(18,112,191)	(35,678,075)	(151,978,073)	(14,068,408)
Increase (decrease) in net assets	(217,898,564)	(31,805,721)	(34,700,767)	(549,648,968)	(27,427,312)
Net assets at beginning of period	835,931,366	162,489,954	433,864,557	3,368,306,160	267,375,959
Net assets at end of period	$618,032,802	$130,684,233	$399,163,790	$2,818,657,192	$239,948,647
Beginning units	557,899,484	56,932,870	192,008,244	151,102,680	102,563,019
Units issued	21,135,177	1,502,646	1,641,432	10,756,296	3,533,595
Units redeemed	(71,826,612)	(7,773,637)	(16,476,633)	(16,984,226)	(8,521,916)
Ending units	507,208,049	50,661,879	177,173,043	144,874,750	97,574,698

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		VALIC	VALIC
	VALIC	Company I	Company I	VALIC	VALIC
	Company I	Science &	Small Cap	Company I	Company I
	Nasdaq-100	Technology	Aggressive	Small Cap	Small Cap
	Index Fund	Fund	Growth Fund	Fund	Index Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$1,844,844	$-	$-	$1,329,280	$12,191,308
Mortality and expense risk and administrative charges	(4,493,550)	(12,864,104)	(1,550,913)	(2,825,529)	(9,965,606)
Net investment income (loss)	(2,648,706)	(12,864,104)	(1,550,913)	(1,496,249)	2,225,702
Net realized gain (loss)	21,813,357	89,520,204	4,303,228	14,629,671	119,045,711
Capital gain distribution from mutual funds	6,479,076	251,089,795	21,781,487	24,937,705	90,729,238
Change in unrealized appreciation (depreciation) of investments	119,260,246	96,454,245	24,517,826	33,316,163	19,869,207
Increase (decrease) in net assets from operations	144,903,973	424,200,140	49,051,628	71,387,290	231,869,858
From contract transactions:
Payments received from contract owners	34,033,148	39,081,876	9,787,428	5,019,962	51,778,623
Payments for contract benefits or terminations	(41,831,852)	(108,447,453)	(13,946,710)	(26,417,119)	(96,205,819)
Transfers between sub-accounts (including fixed account), net	(5,385,462)	(35,164,882)	(5,710,973)	(10,122,208)	(129,104,912)
Contract maintenance charges	(145,595)	(310,212)	(36,835)	(91,450)	(476,804)
Adjustments to net assets allocated to contracts in payout period	(3,509)	(38,882)	1,108	2,551	(5,886)
Increase (decrease) in net assets from contract transactions	(13,333,270)	(104,879,553)	(9,905,982)	(31,608,264)	(174,014,798)
Increase (decrease) in net assets	131,570,703	319,320,587	39,145,646	39,779,026	57,855,060
Net assets at beginning of period	393,926,607	1,141,701,306	133,397,123	262,683,184	1,010,809,213
Net assets at end of period	$525,497,310	$1,461,021,893	$172,542,769	$302,462,210	$1,068,664,273
Beginning units	230,853,988	162,973,839	49,862,408	50,949,880	154,248,615
Units issued	9,909,226	1,842,161	5,672,143	420,186	13,137,861
Units redeemed	(16,577,905)	(13,494,785)	(8,511,866)	(5,571,539)	(34,783,930)
Ending units	224,185,309	151,321,215	47,022,685	45,798,527	132,602,546
For the Year Ended December 31, 2018
From operations:
Dividends	$2,108,835	$-	$-	$801,158	$10,983,213
Mortality and expense risk and administrative charges	(4,240,941)	(12,507,259)	(1,457,623)	(3,051,926)	(11,229,178)
Net investment income (loss)	(2,132,106)	(12,507,259)	(1,457,623)	(2,250,768)	(245,965)
Net realized gain (loss)	24,168,614	78,308,499	3,792,804	17,490,468	62,692,372
Capital gain distribution from mutual funds	18,328,336	109,200,578	3,728,022	49,022,262	62,167,430
Change in unrealized appreciation (depreciation) of investments	(46,975,238)	(197,914,548)	(20,840,869)	(87,829,807)	(263,230,850)
Increase (decrease) in net assets from operations	(6,610,394)	(22,912,730)	(14,777,666)	(23,567,845)	(138,617,013)
From contract transactions:
Payments received from contract owners	30,648,485	35,556,712	9,572,270	5,177,229	66,749,120
Payments for contract benefits or terminations	(39,403,582)	(96,511,708)	(12,841,398)	(27,281,805)	(89,796,196)
Transfers between sub-accounts (including fixed account), net	4,256,428	(9,855,484)	15,716,119	(11,059,285)	56,560,545
Contract maintenance charges	(137,288)	(305,304)	(50,719)	(96,549)	(509,838)
Adjustments to net assets allocated to contracts in payout period	(3,702)	(40,330)	(5,455)	(21,239)	19,325
Increase (decrease) in net assets from contract transactions	(4,639,659)	(71,156,114)	12,390,817	(33,281,649)	33,022,956
Increase (decrease) in net assets	(11,250,053)	(94,068,844)	(2,386,849)	(56,849,494)	(105,594,057)
Net assets at beginning of period	405,176,660	1,235,770,150	135,783,972	319,532,678	1,116,403,270
Net assets at end of period	$393,926,607	$1,141,701,306	$133,397,123	$262,683,184	$1,010,809,213
Beginning units	233,595,865	171,772,064	46,038,834	56,550,062	150,551,361
Units issued	17,564,301	4,585,986	11,220,075	1,491,104	18,408,042
Units redeemed	(20,306,178)	(13,384,211)	(7,396,501)	(7,091,286)	(14,710,788)
Ending units	230,853,988	162,973,839	49,862,408	50,949,880	154,248,615

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC
	Company I	VALIC	VALIC	VALIC
	Small Cap	Company I	Company I	Company I	VALIC
	Special Values	Small Mid	Stock Index	Systematic	Company I
	Fund	Growth Fund	Fund	Value Fund	Value Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$2,786,244	$-	$70,527,880	$602,802	$1,053,711
Mortality and expense risk and administrative charges	(1,948,749)	(1,134,636)	(42,265,941)	(440,308)	(746,499)
Net investment income (loss)	837,495	(1,134,636)	28,261,939	162,494	307,212
Net realized gain (loss)	10,995,719	4,360,556	358,644,460	594,033	5,241,756
Capital gain distribution from mutual funds	26,271,874	14,969,590	101,520,733	4,176,900	-
Change in unrealized appreciation (depreciation) of investments	12,592,026	17,697,792	678,761,487	4,032,516	12,330,363
Increase (decrease) in net assets from operations	50,697,114	35,893,302	1,167,188,619	8,965,943	17,879,331
From contract transactions:
Payments received from contract owners	6,557,181	3,361,121	172,086,561	3,600,887	3,327,475
Payments for contract benefits or terminations	(18,904,378)	(10,188,808)	(417,449,154)	(5,748,475)	(7,609,230)
Transfers between sub-accounts (including fixed account), net	(8,826,797)	(2,576,259)	(271,289,129)	(2,312,754)	(2,334,897)
Contract maintenance charges	(24,422)	(22,586)	(1,942,852)	(35,428)	(81,195)
Adjustments to net assets allocated to contracts in payout period	(21,234)	(227)	(192,694)	-	46
Increase (decrease) in net assets from contract transactions	(21,219,650)	(9,426,759)	(518,787,268)	(4,495,770)	(6,697,801)
Increase (decrease) in net assets	29,477,464	26,466,543	648,401,351	4,470,173	11,181,530
Net assets at beginning of period	191,951,271	100,972,252	4,113,334,178	41,119,804	71,085,760
Net assets at end of period	$221,428,735	$127,438,795	$4,761,735,529	$45,589,977	$82,267,290
Beginning units	103,110,708	53,515,518	399,373,399	21,004,389	32,021,641
Units issued	2,429,933	1,515,438	10,661,896	1,020,905	1,319,957
Units redeemed	(12,247,207)	(5,581,894)	(52,583,513)	(3,030,491)	(3,980,125)
Ending units	93,293,434	49,449,062	357,451,782	18,994,803	29,361,473
For the Year Ended December 31, 2018
From operations:
Dividends	$2,824,653	$-	$74,460,796	$821,357	$1,348,818
Mortality and expense risk and administrative charges	(2,186,956)	(1,123,893)	(44,196,927)	(509,151)	(825,553)
Net investment income (loss)	637,697	(1,123,893)	30,263,869	312,206	523,265
Net realized gain (loss)	18,976,609	6,775,086	278,761,207	2,279,685	8,569,492
Capital gain distribution from mutual funds	17,577,696	4,229,754	162,997,206	3,276,035	-
Change in unrealized appreciation (depreciation) of investments	(70,748,671)	(16,031,181)	(709,054,069)	(11,727,758)	(17,677,560)
Increase (decrease) in net assets from operations	(33,556,669)	(6,150,234)	(237,031,787)	(5,859,832)	(8,584,803)
From contract transactions:
Payments received from contract owners	27,438,019	3,575,112	230,340,683	2,840,371	3,364,154
Payments for contract benefits or terminations	(19,746,243)	(9,709,211)	(380,913,654)	(4,826,492)	(10,947,079)
Transfers between sub-accounts (including fixed account), net	(17,609,163)	(3,224,261)	(78,758,658)	(4,112,535)	(4,761,237)
Contract maintenance charges	(44,928)	(29,087)	(2,010,013)	(68,675)	(87,349)
Adjustments to net assets allocated to contracts in payout period	2,542	(203)	42,656	-	37
Increase (decrease) in net assets from contract transactions	(9,959,773)	(9,387,650)	(231,298,986)	(6,167,331)	(12,431,474)
Increase (decrease) in net assets	(43,516,442)	(15,537,884)	(468,330,773)	(12,027,163)	(21,016,277)
Net assets at beginning of period	235,467,713	116,510,136	4,581,664,951	53,146,967	92,102,037
Net assets at end of period	$191,951,271	$100,972,252	$4,113,334,178	$41,119,804	$71,085,760
Beginning units	108,543,231	57,916,161	420,173,995	23,917,635	36,999,386
Units issued	9,966,258	1,194,499	22,060,294	2,050,539	643,511
Units redeemed	(15,398,781)	(5,595,142)	(42,860,890)	(4,963,785)	(5,621,256)
Ending units	103,110,708	53,515,518	399,373,399	21,004,389	32,021,641

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC	VALIC	VALIC		VALIC
	Company II	Company II	Company II	VALIC	Company II
	Aggressive	Capital	Conservative	Company II	Government
	Growth	Appreciation	Growth	Core Bond	Money Market
	Lifestyle Fund	Fund	Lifestyle Fund	Fund	II Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$11,208,238	$102,667	$9,122,850	$32,467,868	$1,889,820
Mortality and expense risk and administrative charges	(5,610,624)	(426,730)	(3,161,382)	(12,839,979)	(1,066,434)
Reimbursements of expenses	1,448,671	108,187	805,029	3,416,107	285,448
Net investment income (loss)	7,046,285	(215,876)	6,766,497	23,043,996	1,108,834
Net realized gain (loss)	8,435,785	3,221,242	230,969	16,332,411	(1)
Capital gain distribution from mutual funds	50,000,411	11,082,075	13,434,188	-	-
Change in unrealized appreciation (depreciation) of investments	48,986,717	(3,693,339)	26,423,676	93,546,364	-
Increase (decrease) in net assets from operations	114,469,198	10,394,102	46,855,330	132,922,771	1,108,833
From contract transactions:
Payments received from contract owners	57,618,456	2,056,498	35,988,139	99,068,952	17,830,288
Payments for contract benefits or terminations	(55,717,508)	(5,500,152)	(43,304,176)	(127,172,516)	(17,309,929)
Transfers between sub-accounts (including fixed account), net	(32,351,759)	(3,585,439)	(530,698)	(49,752,021)	(2,578,165)
Contract maintenance charges	(947,809)	(46,484)	(223,002)	(597,115)	(37,890)
Adjustments to net assets allocated to contracts in payout period	(14,219)	-	(26,755)	455	597
Increase (decrease) in net assets from contract transactions	(31,412,839)	(7,075,577)	(8,096,492)	(78,452,245)	(2,095,099)
Increase (decrease) in net assets	83,056,359	3,318,525	38,758,838	54,470,526	(986,266)
Net assets at beginning of period	528,906,779	41,217,310	304,391,472	1,259,956,150	116,835,546
Net assets at end of period	$611,963,138	$44,535,835	$343,150,310	$1,314,426,676	$115,849,280
Beginning units	170,804,741	19,162,320	109,128,260	625,807,737	95,047,022
Units issued	5,868,394	1,154,344	8,618,119	189,377,107	31,223,279
Units redeemed	(14,875,624)	(4,029,612)	(11,450,305)	(222,186,205)	(32,919,821)
Ending units	161,797,511	16,287,052	106,296,074	592,998,639	93,350,480
For the Year Ended December 31, 2018
From operations:
Dividends	$8,053,192	$187,538	$7,587,260	$25,616,428	$1,553,104
Mortality and expense risk and administrative charges	(5,717,316)	(433,821)	(3,256,080)	(10,545,615)	(1,144,730)
Reimbursements of expenses	1,476,220	105,821	829,625	2,768,279	308,734
Net investment income (loss)	3,812,096	(140,462)	5,160,805	17,839,092	717,108
Net realized gain (loss)	12,273,948	3,472,311	1,066,756	(1,277,956)	-
Capital gain distribution from mutual funds	20,198,246	2,008,774	1,912,195	393,724	-
Change in unrealized appreciation (depreciation) of investments	(89,900,861)	(5,361,266)	(30,440,195)	(45,310,377)	-
Increase (decrease) in net assets from operations	(53,616,571)	(20,643)	(22,300,439)	(28,355,517)	717,108
From contract transactions:
Payments received from contract owners	61,751,449	2,107,529	38,462,557	96,164,837	25,579,629
Payments for contract benefits or terminations	(54,326,367)	(4,439,724)	(44,749,725)	(102,867,351)	(16,104,130)
Transfers between sub-accounts (including fixed account), net	(21,394,048)	2,126,678	(6,385,423)	272,279,188	(17,111,906)
Contract maintenance charges	(908,200)	(55,473)	(212,040)	(511,836)	(41,545)
Adjustments to net assets allocated to contracts in payout period	113	-	(28,320)	425	561
Increase (decrease) in net assets from contract transactions	(14,877,053)	(260,990)	(12,912,951)	265,065,263	(7,677,391)
Increase (decrease) in net assets	(68,493,624)	(281,633)	(35,213,390)	236,709,746	(6,960,283)
Net assets at beginning of period	597,400,403	41,498,943	339,604,862	1,023,246,404	123,795,829
Net assets at end of period	$528,906,779	$41,217,310	$304,391,472	$1,259,956,150	$116,835,546
Beginning units	175,049,393	19,345,424	113,512,838	497,723,255	101,543,860
Units issued	7,778,726	2,938,607	11,081,057	157,592,634	55,251,175
Units redeemed	(12,023,378)	(3,121,711)	(15,465,635)	(29,508,152)	(61,748,013)
Ending units	170,804,741	19,162,320	109,128,260	625,807,737	95,047,022

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		VALIC
	VALIC	Company II	VALIC	VALIC	VALIC
	Company II	International	Company II	Company II	Company II
	High Yield	Opportunities	Large Cap	Mid Cap	Mid Cap Value
	Bond Fund	Fund	Value Fund	Growth Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$25,056,644	$5,271,802	$2,140,842	$-	$3,660,072
Mortality and expense risk and administrative charges	(4,990,449)	(5,216,873)	(1,702,299)	(1,831,507)	(6,607,998)
Reimbursements of expenses	1,294,909	1,361,074	424,190	514,313	1,728,216
Net investment income (loss)	21,361,104	1,416,003	862,733	(1,317,194)	(1,219,710)
Net realized gain (loss)	(235,877)	26,565,510	10,367,169	2,622,672	10,625,969
Capital gain distribution from mutual funds	-	20,559,662	14,369,113	7,288,393	126,447,588
Change in unrealized appreciation (depreciation) of investments	44,866,371	71,596,842	14,108,975	46,943,105	39,426,996
Increase (decrease) in net assets from operations	65,991,598	120,138,017	39,707,990	55,536,976	175,280,843
From contract transactions:
Payments received from contract owners	31,296,691	32,026,687	10,139,910	16,820,692	32,814,516
Payments for contract benefits or terminations	(54,552,702)	(54,067,700)	(18,723,932)	(8,395,675)	(71,707,488)
Transfers between sub-accounts (including fixed account), net	20,201,136	(19,634,697)	(386,110)	(13,708,171)	(2,690,288)
Contract maintenance charges	(269,121)	(185,680)	(196,045)	(63,596)	(344,367)
Adjustments to net assets allocated to contracts in payout period	107	1,310	861	31	20
Increase (decrease) in net assets from contract transactions	(3,323,889)	(41,860,080)	(9,165,316)	(5,346,719)	(41,927,607)
Increase (decrease) in net assets	62,667,709	78,277,937	30,542,674	50,190,257	133,353,236
Net assets at beginning of period	437,180,562	500,316,490	156,170,477	176,632,948	617,783,072
Net assets at end of period	$499,848,271	$578,594,427	$186,713,151	$226,823,205	$751,136,308
Beginning units	159,619,662	201,525,007	49,226,087	75,450,644	113,038,656
Units issued	40,926,936	6,230,583	3,480,653	9,545,089	3,654,951
Units redeemed	(41,233,448)	(21,017,818)	(4,918,270)	(11,659,559)	(10,361,803)
Ending units	159,313,150	186,737,772	47,788,470	73,336,174	106,331,804
For the Year Ended December 31, 2018
From operations:
Dividends	$26,148,793	$5,322,421	$2,227,722	$191,275	$3,410,753
Mortality and expense risk and administrative charges	(4,525,163)	(6,255,074)	(1,854,756)	(1,539,542)	(7,810,312)
Reimbursements of expenses	1,170,635	1,625,276	477,866	414,574	2,046,775
Net investment income (loss)	22,794,265	692,623	850,832	(933,693)	(2,352,784)
Net realized gain (loss)	1,864,321	63,627,253	18,947,573	3,325,486	47,948,943
Capital gain distribution from mutual funds	-	-	6,227,529	22,765,280	62,161,557
Change in unrealized appreciation (depreciation) of investments	(42,283,810)	(175,755,483)	(44,824,173)	(44,966,866)	(225,950,669)
Increase (decrease) in net assets from operations	(17,625,224)	(111,435,607)	(18,798,239)	(19,809,793)	(118,192,953)
From contract transactions:
Payments received from contract owners	28,547,789	47,776,134	10,792,600	37,252,948	43,459,240
Payments for contract benefits or terminations	(52,278,091)	(54,335,071)	(21,487,112)	(9,055,091)	(75,943,278)
Transfers between sub-accounts (including fixed account), net	(17,128,123)	(65,760,766)	(17,653,140)	31,706,137	(107,633,948)
Contract maintenance charges	(239,085)	(189,710)	(159,819)	(46,830)	(345,539)
Adjustments to net assets allocated to contracts in payout period	174	316	-	(645)	(117)
Increase (decrease) in net assets from contract transactions	(41,097,336)	(72,509,097)	(28,507,471)	59,856,519	(140,463,642)
Increase (decrease) in net assets	(58,722,560)	(183,944,704)	(47,305,710)	40,046,726	(258,656,595)
Net assets at beginning of period	495,903,122	684,261,194	203,476,187	136,586,222	876,439,667
Net assets at end of period	$437,180,562	$500,316,490	$156,170,477	$176,632,948	$617,783,072
Beginning units	173,436,602	225,444,336	57,219,062	54,538,747	134,638,078
Units issued	14,092,863	20,837,463	980,174	26,503,717	4,595,909
Units redeemed	(27,909,803)	(44,756,792)	(8,973,149)	(5,591,820)	(26,195,331)
Ending units	159,619,662	201,525,007	49,226,087	75,450,644	113,038,656

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC				VALIC
	Company II	VALIC	VALIC	VALIC	Company II
	Moderate	Company II	Company II	Company II	U.S. Socially
	Growth	Small Cap	Small Cap	Strategic Bond	Responsible
	Lifestyle Fund	Growth Fund	Value Fund	Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$19,473,367	$-	$4,929,416	$23,851,413	$10,152,910
Mortality and expense risk and administrative charges	(9,106,914)	(1,604,504)	(3,063,927)	(6,052,520)	(6,762,297)
Reimbursements of expenses	2,334,517	425,310	803,953	1,617,739	1,749,581
Net investment income (loss)	12,700,970	(1,179,194)	2,669,442	19,416,632	5,140,194
Net realized gain (loss)	9,809,265	5,339,895	(10,768,040)	4,521,308	41,830,463
Capital gain distribution from mutual funds	64,354,946	39,377,473	49,156,505	-	51,267,611
Change in unrealized appreciation (depreciation) of investments	79,702,067	7,851,663	15,182,565	42,092,205	88,112,547
Increase (decrease) in net assets from operations	166,567,248	51,389,837	56,240,472	66,030,145	186,350,815
From contract transactions:
Payments received from contract owners	125,696,442	10,369,966	15,976,352	57,548,591	42,853,375
Payments for contract benefits or terminations	(110,383,434)	(13,547,129)	(34,581,312)	(55,591,176)	(82,728,888)
Transfers between sub-accounts (including fixed account), net	(17,194,753)	(11,835,001)	(37,194,651)	(5,376,685)	(23,347,250)
Contract maintenance charges	(713,153)	(70,351)	(124,493)	(932,925)	(440,853)
Adjustments to net assets allocated to contracts in payout period	378	(843)	(1,373)	(5,095)	766
Increase (decrease) in net assets from contract transactions	(2,594,520)	(15,083,358)	(55,925,477)	(4,357,290)	(63,662,850)
Increase (decrease) in net assets	163,972,728	36,306,479	314,995	61,672,855	122,687,965
Net assets at beginning of period	853,639,488	143,333,664	323,563,038	604,319,072	627,053,917
Net assets at end of period	$1,017,612,216	$179,640,143	$323,878,033	$665,991,927	$749,741,882
Beginning units	273,159,524	38,452,313	86,223,508	211,254,188	205,040,616
Units issued	18,414,570	4,081,080	2,777,814	36,520,965	2,163,572
Units redeemed	(19,536,550)	(7,295,015)	(15,719,235)	(38,019,279)	(21,382,797)
Ending units	272,037,544	35,238,378	73,282,087	209,755,874	185,821,391
For the Year Ended December 31, 2018
From operations:
Dividends	$14,507,206	$-	$3,280,775	$21,865,620	$11,884,157
Mortality and expense risk and administrative charges	(9,045,211)	(1,447,302)	(3,912,426)	(5,784,701)	(7,201,461)
Reimbursements of expenses	2,319,605	379,529	1,028,030	1,510,885	1,866,591
Net investment income (loss)	7,781,600	(1,067,773)	396,379	17,591,804	6,549,287
Net realized gain (loss)	11,340,620	8,442,800	13,224,888	8,779,019	81,001,742
Capital gain distribution from mutual funds	20,153,485	4,746,277	28,691,869	-	13,565,278
Change in unrealized appreciation (depreciation) of investments	(110,405,014)	(24,153,386)	(104,304,867)	(52,448,926)	(136,105,456)
Increase (decrease) in net assets from operations	(71,129,309)	(12,032,082)	(61,991,731)	(26,078,103)	(34,989,149)
From contract transactions:
Payments received from contract owners	121,919,832	14,190,574	20,330,584	50,728,104	44,319,028
Payments for contract benefits or terminations	(97,052,616)	(11,764,604)	(42,910,713)	(57,036,402)	(84,762,498)
Transfers between sub-accounts (including fixed account), net	(26,674,750)	26,910,335	(24,947,124)	24,933,451	(76,557,282)
Contract maintenance charges	(661,892)	(81,863)	(137,192)	(881,695)	(460,846)
Adjustments to net assets allocated to contracts in payout period	1,569	(936)	(2,676)	(5,336)	(299)
Increase (decrease) in net assets from contract transactions	(2,467,857)	29,253,506	(47,667,121)	17,738,122	(117,461,897)
Increase (decrease) in net assets	(73,597,166)	17,221,424	(109,658,852)	(8,339,981)	(152,451,046)
Net assets at beginning of period	927,236,654	126,112,240	433,221,890	612,659,053	779,504,963
Net assets at end of period	$853,639,488	$143,333,664	$323,563,038	$604,319,072	$627,053,917
Beginning units	273,875,279	32,109,839	96,767,255	206,604,694	239,129,520
Units issued	17,100,121	14,548,144	8,841,563	25,862,157	3,565,628
Units redeemed	(17,815,876)	(8,205,670)	(19,385,310)	(21,212,663)	(37,654,532)
Ending units	273,159,524	38,452,313	86,223,508	211,254,188	205,040,616

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Vanguard		Vanguard	Vanguard
	LifeStrategy	Vanguard	LifeStrategy	Long-Term	Vanguard
	Conservative	LifeStrategy	Moderate	Investment-	Long-Term
	Growth Fund	Growth Fund	Growth Fund	Grade Fund	Treasury Fund
	Investor	Investor	Investor	Investor	Investor
	Shares	Shares	Shares	Shares	Shares
For the Year Ended December 31, 2019
From operations:
Dividends	$2,628,954	$6,338,764	$6,647,842	$11,420,574	$5,383,002
Mortality and expense risk and administrative charges	(1,184,204)	(3,115,142)	(3,139,735)	(3,663,218)	(2,475,898)
Reimbursements of expenses	-	-	-	753,745	514,889
Net investment income (loss)	1,444,750	3,223,622	3,508,107	8,511,101	3,421,993
Net realized gain (loss)	1,406,742	9,608,628	7,998,626	2,579,826	1,788,729
Capital gain distribution from mutual funds	43,061	53,730	172,043	4,522,586	578,558
Change in unrealized appreciation (depreciation) of investments	9,844,461	36,460,759	30,095,802	36,334,806	18,888,845
Increase (decrease) in net assets from operations	12,739,014	49,346,739	41,774,578	51,948,319	24,678,125
From contract transactions:
Payments received from contract owners	10,834,856	28,905,864	30,597,515	15,146,526	8,662,234
Payments for contract benefits or terminations	(12,341,517)	(23,371,399)	(29,516,556)	(34,323,614)	(21,353,959)
Transfers between sub-accounts (including fixed account), net	6,378,380	(7,419,617)	(1,167,673)	97,021,784	5,313,326
Contract maintenance charges	(45,354)	(108,336)	(160,201)	(284,302)	(173,084)
Adjustments to net assets allocated to contracts in payout period	489	164	66	156	356
Increase (decrease) in net assets from contract transactions	4,826,854	(1,993,324)	(246,849)	77,560,550	(7,551,127)
Increase (decrease) in net assets	17,565,868	47,353,415	41,527,729	129,508,869	17,126,998
Net assets at beginning of period	88,193,095	230,105,943	233,716,151	213,663,752	193,883,284
Net assets at end of period	$105,758,963	$277,459,358	$275,243,880	$343,172,621	$211,010,282
Beginning units	41,125,525	94,046,683	99,419,127	60,322,265	56,477,321
Units issued	6,617,257	6,093,923	6,704,018	30,990,304	5,827,071
Units redeemed	(4,585,704)	(6,855,472)	(6,764,488)	(9,586,786)	(7,924,212)
Ending units	43,157,078	93,285,134	99,358,657	81,725,783	54,380,180
For the Year Ended December 31, 2018
From operations:
Dividends	$2,343,716	$5,694,440	$6,057,187	$10,556,429	$5,730,477
Mortality and expense risk and administrative charges	(1,127,166)	(3,062,003)	(3,092,702)	(3,048,206)	(2,413,141)
Reimbursements of expenses	-	-	-	630,901	501,976
Net investment income (loss)	1,216,550	2,632,437	2,964,485	8,139,124	3,819,312
Net realized gain (loss)	1,695,951	9,051,109	11,184,048	(6,585,268)	(1,331,648)
Capital gain distribution from mutual funds	950,793	4,000,321	3,311,838	957,586	-
Change in unrealized appreciation (depreciation) of investments	(7,702,326)	(35,710,884)	(32,762,125)	(22,357,108)	(9,443,974)
Increase (decrease) in net assets from operations	(3,839,032)	(20,027,017)	(15,301,754)	(19,845,666)	(6,956,310)
From contract transactions:
Payments received from contract owners	10,738,776	27,207,670	32,760,851	12,004,271	8,488,008
Payments for contract benefits or terminations	(11,333,179)	(21,635,825)	(30,029,168)	(27,645,347)	(21,733,809)
Transfers between sub-accounts (including fixed account), net	835,548	(5,482,245)	(8,700,629)	(40,833,789)	(8,368,760)
Contract maintenance charges	(40,796)	(102,509)	(145,557)	(232,475)	(171,906)
Adjustments to net assets allocated to contracts in payout period	486	(811)	50	172	1,243
Increase (decrease) in net assets from contract transactions	200,835	(13,720)	(6,114,453)	(56,707,168)	(21,785,224)
Increase (decrease) in net assets	(3,638,197)	(20,040,737)	(21,416,207)	(76,552,834)	(28,741,534)
Net assets at beginning of period	91,831,292	250,146,680	255,132,358	290,216,586	222,624,818
Net assets at end of period	$88,193,095	$230,105,943	$233,716,151	$213,663,752	$193,883,284
Beginning units	41,049,609	94,056,973	101,919,583	76,473,321	62,988,883
Units issued	4,959,237	6,609,538	8,360,037	7,059,677	2,607,540
Units redeemed	(4,883,321)	(6,619,828)	(10,860,493)	(23,210,733)	(9,119,102)
Ending units	41,125,525	94,046,683	99,419,127	60,322,265	56,477,321

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Vanguard	Vanguard
	Wellington	Windsor II
	Fund Investor	Fund Investor
	Shares	Shares
For the Year Ended December 31, 2019
From operations:
Dividends	$50,576,985	$34,430,868
Mortality and expense risk and administrative charges	(22,740,530)	(19,360,653)
Net investment income (loss)	27,836,455	15,070,215
Net realized gain (loss)	58,739,245	79,483,858
Capital gain distribution from mutual funds	41,912,405	126,461,920
Change in unrealized appreciation (depreciation) of investments	234,405,252	169,953,252
Increase (decrease) in net assets from operations	362,893,357	390,969,245
From contract transactions:
Payments received from contract owners	112,834,613	58,165,282
Payments for contract benefits or terminations	(203,778,628)	(154,068,180)
Transfers between sub-accounts (including fixed account), net	(23,439,896)	(38,730,382)
Contract maintenance charges	(789,085)	(637,998)
Adjustments to net assets allocated to contracts in payout period	(823,302)	(14,240)
Increase (decrease) in net assets from contract transactions	(115,996,298)	(135,285,518)
Increase (decrease) in net assets	246,897,059	255,683,727
Net assets at beginning of period	1,769,540,521	1,473,470,129
Net assets at end of period	$2,016,437,580	$1,729,153,856
Beginning units	400,037,303	361,271,823
Units issued	8,362,996	1,637,673
Units redeemed	(30,084,648)	(29,541,366)
Ending units	378,315,651	333,368,130
For the Year Ended December 31, 2018
From operations:
Dividends	$50,913,844	$35,682,603
Mortality and expense risk and administrative charges	(22,961,104)	(20,603,310)
Net investment income (loss)	27,952,740	15,079,293
Net realized gain (loss)	74,862,085	103,531,983
Capital gain distribution from mutual funds	107,297,621	117,451,854
Change in unrealized appreciation (depreciation) of investments	(295,320,036)	(392,292,719)
Increase (decrease) in net assets from operations	(85,207,590)	(156,229,589)
From contract transactions:
Payments received from contract owners	115,809,614	61,692,565
Payments for contract benefits or terminations	(199,664,254)	(156,341,515)
Transfers between sub-accounts (including fixed account), net	(47,740,962)	(73,660,993)
Contract maintenance charges	(795,691)	(650,967)
Adjustments to net assets allocated to contracts in payout period	(1,371,622)	(7,730)
Increase (decrease) in net assets from contract transactions	(133,762,915)	(168,968,640)
Increase (decrease) in net assets	(218,970,505)	(325,198,229)
Net assets at beginning of period	1,988,511,026	1,798,668,358
Net assets at end of period	$1,769,540,521	$1,473,470,129
Beginning units	426,658,543	397,426,878
Units issued	13,263,495	2,768,011
Units redeemed	(39,884,735)	(38,923,066)
Ending units	400,037,303	361,271,823

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.Organization

The Variable Annuity Life Insurance Company Separate Account A (the Separate Account) is a segregated investment account established by The Variable Annuity Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

Equity Director	Polaris Platinum Elite
Group Fixed and Variable Annuity (GTS-VA)	Portfolio Director
Group Unit Purchase (GUP)	Portfolio Director Freedom Advisor
IMPACT	Portfolio Director Plus
Independence Plus	Potentia
Polaris Choice Elite

The Separate Account contracts are sold primarily through the Company's captive sales force. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company; however, all commissions are paid by the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub- account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open- ended management investment companies and the names below them are the names of the sub- accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2019 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Beacon Funds (American Beacon)
American Beacon Bridgeway Large Cap Growth Fund Investor Class(b)	American Beacon Holland Large Cap Growth Fund Investor Class(b)
Anchor Series Trust (AST)(a)
AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA Wellington Growth Portfolio Class 3(d)
AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Natural Resources Portfolio Class 3(e)
AST SA Wellington Capital Appreciation Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 3
AST SA Wellington Government and Quality Bond Portfolio Class 3
Ariel Investment Trust (Ariel)
Ariel Appreciation Fund Investor Class	Ariel Fund Investor Class
Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2(f)	FTVIP Templeton Global Asset Allocation Fund(g)
FTVIP Franklin Income VIP Fund Class 2
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Service Class
Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	Invesco V.I. Growth and Income Fund Series II

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Lord Abbett Series Fund, Inc. (Lord Abbett)

Lord Abbett Growth and Income Portfolio Class VC

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)

Neuberger Berman AMT Guardian Trust Class(g)

PIMCO Variable Insurance Trust (PIMCO)
PIMCO Total Return Portfolio Advisor Class(g)	PIMCO Total Return Portfolio Institutional Class(g)
Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3
SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3(i)
SAST SA Boston Company Capital Growth Portfolio Class 3(m)	SAST SA Large Cap Index Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3(i)
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA Legg Mason Tactical Opportunities Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3(i)	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Federated Corporate Bond Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1(g)	SAST SA MFS Telecom Utility Portfolio Class 3(n)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3(g)	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1(g)	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3(g)	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Global Index Allocation 60-40 Portfolio Class 3(i)	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Global Index Allocation 75-25 Portfolio Class 3(i)	SAST SA Small Cap Index Portfolio Class 3
SAST SA Global Index Allocation 90-10 Portfolio Class 3(i)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Templeton Foreign Value Portfolio Class 3
SAST SA Index Allocation 60-40 Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Index Allocation 80-20 Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Index Allocation 90-10 Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA WellsCap Fundamental Growth Portfolio Class 3(j)
SAST SA Invesco VCP Equity-Income Portfolio Class 3
T. Rowe Price Retirement Funds, Inc. (T. Rowe Price)
T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2040 Advisor Class
T Rowe Price Retirement 2020 Advisor Class	T Rowe Price Retirement 2045 Advisor Class
T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2050 Advisor Class
T Rowe Price Retirement 2030 Advisor Class	T Rowe Price Retirement 2055 Advisor Class
T Rowe Price Retirement 2035 Advisor Class	T Rowe Price Retirement 2060 Advisor Class

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VALIC Company I(c)
VALIC Company I Asset Allocation Fund	VALIC Company I International Growth Fund
VALIC Company I Blue Chip Growth Fund	VALIC Company I International Socially Responsible Fund(h)
VALIC Company I Capital Conservation Fund	VALIC Company I International Value Fund
VALIC Company I Core Equity Fund	VALIC Company I Large Cap Core Fund
VALIC Company I Dividend Value Fund	VALIC Company I Large Capital Growth Fund
VALIC Company I Dynamic Allocation Fund	VALIC Company I Mid Cap Index Fund
VALIC Company I Emerging Economies Fund	VALIC Company I Mid Cap Strategic Growth Fund
VALIC Company I Global Real Estate Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Global Strategy Fund	VALIC Company I Science & Technology Fund
VALIC Company I Government Money Market I Fund	VALIC Company I Small Cap Aggressive Growth Fund
VALIC Company I Government Securities Fund	VALIC Company I Small Cap Fund
VALIC Company I Growth & Income Fund	VALIC Company I Small Cap Index Fund
VALIC Company I Growth Fund	VALIC Company I Small Cap Special Values Fund
VALIC Company I Health Sciences Fund	VALIC Company I Small Mid Growth Fund
VALIC Company I Inflation Protected Fund	VALIC Company I Stock Index Fund
VALIC Company I International Equities Index Fund	VALIC Company I Systematic Value Fund(k)
VALIC Company I International Government Bond Fund	VALIC Company I Value Fund
VALIC Company II(c)
VALIC Company II Aggressive Growth Lifestyle Fund	VALIC Company II Mid Cap Growth Fund
VALIC Company II Capital Appreciation Fund	VALIC Company II Mid Cap Value Fund
VALIC Company II Conservative Growth Lifestyle Fund	VALIC Company II Moderate Growth Lifestyle Fund
VALIC Company II Core Bond Fund	VALIC Company II Small Cap Growth Fund
VALIC Company II Government Money Market II Fund	VALIC Company II Small Cap Value Fund
VALIC Company II High Yield Bond Fund	VALIC Company II Strategic Bond Fund
VALIC Company II International Opportunities Fund	VALIC Company II U.S. Socially Responsible Fund(l)
VALIC Company II Large Cap Value Fund
The Vanguard Group, Inc. (Vanguard)
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard Long-Term Treasury Fund Investor Shares
Vanguard LifeStrategy Growth Fund Investor Shares	Vanguard Wellington Fund Investor Shares
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	Vanguard Windsor II Fund Investor Shares
Vanguard Long-Term Investment-Grade Fund Investor Shares

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, SunAmerica Mutual Funds and SunAmerica Series Trust.

(b)The American Beacon Holland Large Cap Growth Fund, in operation for the periods January 1, 2016 to December 31, 2016 and January 1, 2017 to December 15, 2017 (cessation of operations) merged into the American Beacon Bridgeway Large Cap Growth Fund, in operation for the periods December 15, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2019.

(c)These are affiliated investment companies. The Company serves as the investment advisor to VALIC Company I and II series. VALIC Retirement Services Company, a direct, wholly owned subsidiary of the Company, serves as the transfer agent and accounting services agent to VALIC Company I, and VALIC Company II, Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust series. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as the administrator to all funds in the VALIC Company I and II series, the investment sub-advisor to certain underlying mutual funds of each VALIC Company I and II series, and is the investment adviser to the mutual funds in the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust.

(d)The AST SA Wellington Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(e)The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(f)Formerly FTVIP Franklin Founding Funds Allocation VIP Fund.

(g)Fund had no activity during the current year.

(h)Formerly VALIC Company I Global Social Awareness Fund.

(i)For the periods May 1, 2018 (commencement of operations) to December 31, 2018 and January 1, 2019 to December 31, 2019.

(j)The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(k)Formerly VALIC Company I Broad Cap Value Fund.

(l)Formerly VALIC Company II Socially Responsible Fund.

(m)The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(n)The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2.Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

Participants are able to elect assumed interest rates between 3.00 and 6.00 percent in determining annuity payments for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

∙Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

∙Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

∙Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2019 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2019, and respective hierarchy levels.

4.Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The exact rate depends on the particular product issued and funds selected. Expense charges for each product are as follows:

Products	Separate Account Annual Charges
Equity Director	1.60%	- 2.10%
GTS-VA	0.85% on the first $10 million
	0.425% on the next $90 million
	0.21% on the excess over $100 million
GUP	1.00%
IMPACT	1.00%
Independence Plus	1.00%
Polaris Choice Elite	1.65%	- 1.90%
Polaris Platinum Elite	1.30%	- 1.55% prior to May 1, 2017
Polaris Platinum Elite	1.15%	- 1.55% after May 1, 2017
Portfolio Director	0.15%	- 1.25%
Portfolio Director Plus	0.00%
Potentia	1.45%

Mortality and expense risk charges of the Separate Account products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Products	Expense Limitations
GTS-VA	0.6966% on the first $25,434,267
0.50% on the next $74,565,733
0.25% on the excess over $100 million
GUP	1.4157% on the first $359,065,787
1.36% on the next $40,934,213
1.32% on the excess over $400 million

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

A contract maintenance charge of $3.75 is assessed on each contract (except those relating to GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge and contracts within the Polaris Platinum Elite product are assessed a $50 annual maintenance charge) by the Company on the last day of the calendar quarter in which the Company receives the first purchase payment, and in quarterly installments thereafter during the accumulation period.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services provided to the underlying Fund. The Company applied these payments to reduce its charges to the sub-account investing in that Fund. In addition, the Company currently reimburses or credits certain sub-accounts a portion of the Company's mortality and expense risk charges. Such crediting arrangements are voluntary, and may be changed by the Company at any time. The reimbursements are included on the reimbursement of expenses line of the Statements of Operations and Changes in Net Assets.

The expense reimbursements are credited at the annual rate of 0.25 percent.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sales and Administrative Charge: Certain purchase payments to certain products are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payments received. These charges are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

Guaranteed Minimum Withdrawal Benefit (GMWB) Charge: The charges for the GMWB riders are assessed quarterly on all policies that have elected this option. The annualized charges by GMWB rider and by product are as follows:

Annualized GMWB Charge for Contracts Issued:
GMWB Rider	Products	Before October 9, 2017		On or After October 9, 2017
Polaris Income Builder	Polaris Choice Elite	0.60% to 2.20%	for one covered person	0.60% to 2.20% for one covered person
	Polaris Platinum Elite	0.60% to 2.70% for two covered persons		0.60% to 2.70% for two covered persons

Polaris Income Plus	Polaris Choice Elite	0.60% to 2.20%	for one covered person	0.60% to 2.50% for one covered person
	Polaris Platinum Elite	0.60% to 2.70% for two covered persons		0.60% to 2.50% for two covered persons

Polaris Income Plus Daily	Polaris Choice Elite	0.60% to 2.20%	for one covered person	0.60% to 2.50% for one covered person
	Polaris Platinum Elite	0.60% to 2.70% for two covered persons		0.60% to 2.50% for two covered persons

IncomeLock (1)	Portfolio Director	0.60% to 0.90%	for one covered person	Not applicable
	Equity Director	Not available for two covered persons

IncomeLock Plus (2)	Portfolio Director	0.60% to 2.20%	for one covered person	Not applicable
	Equity Director	0.60% to 2.70% for two covered persons

(1)IncomeLock was not available to contracts issued after July 2, 2012.

(2)IncomeLock Plus was not available to contracts issued after January 2, 2017.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.Purchases and Sales of Investments

For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Beacon Bridgeway Large Cap Growth Fund Investor Class	$8,225,283	$9,875,398
AST SA BlackRock Multi-Asset Income Portfolio Class 3	569,949	70,558
AST SA PGI Asset Allocation Portfolio Class 3	119,736	2,436
AST SA Wellington Capital Appreciation Portfolio Class 3	1,515,803	266,023
AST SA Wellington Government and Quality Bond Portfolio Class 3	1,032,596	259,841
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	623,776	52,698
Ariel Appreciation Fund Investor Class	31,506,214	45,123,434
Ariel Fund Investor Class	32,376,032	61,231,135
FTVIP Franklin Allocation VIP Fund Class 2	433,571	4,636
FTVIP Franklin Income VIP Fund Class 2	3,132,191	142,300
Goldman Sachs VIT Government Money Market Fund Service Class	973,084	490,505
Invesco V.I. American Franchise Fund Series II	538,660	5,481
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	6,848,423	7,866,577
Invesco V.I. Comstock Fund Series II	239,852	113,880
Invesco V.I. Growth and Income Fund Series II	254,304	191,476
Lord Abbett Growth and Income Portfolio Class VC	172,215	84,703
SST SA Allocation Balanced Portfolio Class 3	700,131	66,917
SST SA Allocation Growth Portfolio Class 3	1,380,311	286,112
SST SA Allocation Moderate Growth Portfolio Class 3	1,746,851	312,161
SST SA Allocation Moderate Portfolio Class 3	2,149,490	1,015,958
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	1,062,275	401,850
SST SA Wellington Real Return Portfolio Class 3	1,259,334	107,587
SAST SA AB Growth Portfolio Class 3	475,167	275,419
SAST SA AB Small & Mid Cap Value Portfolio Class 3	439,833	162,182
SAST SA American Funds Asset Allocation Portfolio Class 3	17,759,034	1,305,802
SAST SA American Funds Global Growth Portfolio Class 3	903,201	336,865
SAST SA American Funds Growth Portfolio Class 3	2,335,527	314,661
SAST SA American Funds Growth-Income Portfolio Class 3	1,048,648	149,893
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	11,567,977	2,685,673
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,436,232	1,870,624
SAST SA Columbia Technology Portfolio Class 3	956,495	199,313
SAST SA DFA Ultra Short Bond Portfolio Class 3	439,930	76,841
SAST SA Dogs of Wall Street Portfolio Class 3	673,754	261,715
SAST SA Emerging Markets Equity Index Portfolio Class 3	20,908	1,675
SAST SA Federated Corporate Bond Portfolio Class 3	1,737,623	369,610
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	76,786	20,117
SAST SA Fixed Income Index Portfolio Class 3	766,101	54,575
SAST SA Fixed Income Intermediate Index Portfolio Class 3	120,966	17,351
SAST SA Franklin Small Company Value Portfolio Class 3	167,316	46,591
SAST SA Global Index Allocation 60-40 Portfolio Class 3	850,772	17,023
SAST SA Global Index Allocation 75-25 Portfolio Class 3	1,268,590	54,130
SAST SA Global Index Allocation 90-10 Portfolio Class 3	4,156,664	65,863
SAST SA Goldman Sachs Global Bond Portfolio Class 3	693,897	204,604
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	895,185	15,426
SAST SA Index Allocation 60-40 Portfolio Class 3	2,968,458	293,632
SAST SA Index Allocation 80-20 Portfolio Class 3	3,233,156	402,168
SAST SA Index Allocation 90-10 Portfolio Class 3	6,820,213	902,554
SAST SA International Index Portfolio Class 3	90,981	7,127
SAST SA Invesco Growth Opportunities Portfolio Class 3	66,832	27,052
SAST SA Invesco VCP Equity-Income Portfolio Class 3	3,373,509	1,247,384
SAST SA Janus Focused Growth Portfolio Class 3	173,651	56,397
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	643,918	192,456
SAST SA JPMorgan Emerging Markets Portfolio Class 3	87,486	50,554
SAST SA JPMorgan Equity-Income Portfolio Class 3	189,682	197,563
SAST SA JPMorgan Global Equities Portfolio Class 3	23,332	45,516
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	1,178,713	353,236
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	148,419	40,429
SAST SA Large Cap Growth Index Portfolio Class 3	400,041	12,442
SAST SA Large Cap Index Portfolio Class 3	521,596	51,111
SAST SA Large Cap Value Index Portfolio Class 3	129,582	9,264
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	189,047	87,632
SAST SA Legg Mason Tactical Opportunities Class 3	254,414	10,431

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA MFS Blue Chip Growth Portfolio Class 3	$386,525	$107,858
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	253,897	182,502
SAST SA MFS Total Return Portfolio Class 3	377,066	55,993
SAST SA Mid Cap Index Portfolio Class 3	377,531	23,640
SAST SA Morgan Stanley International Equities Portfolio Class 3	195,192	79,497
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	192,384	111,801
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,676,481	1,590,486
SAST SA PineBridge High-Yield Bond Portfolio Class 3	723,514	92,625
SAST SA Putnam International Growth and Income Portfolio Class 3	13,156	27,673
SAST SA Schroders VCP Global Allocation Portfolio Class 3	2,383,599	903,592
SAST SA Small Cap Index Portfolio Class 3	232,289	19,951
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,034,835	144,325
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	6,869,695	2,098,586
SAST SA Templeton Foreign Value Portfolio Class 3	94,782	48,827
SAST SA VCP Dynamic Allocation Portfolio Class 3	8,462,261	4,064,041
SAST SA VCP Dynamic Strategy Portfolio Class 3	6,022,368	3,066,170
SAST SA VCP Index Allocation Portfolio Class 3	7,832,180	897,127
SAST SA WellsCap Aggressive Growth Portfolio Class 3	192,908	25,354
T Rowe Price Retirement 2015 Advisor Class	4,925,037	2,516,648
T Rowe Price Retirement 2020 Advisor Class	13,116,305	6,477,740
T Rowe Price Retirement 2025 Advisor Class	14,674,574	3,344,187
T Rowe Price Retirement 2030 Advisor Class	15,397,378	3,251,454
T Rowe Price Retirement 2035 Advisor Class	9,267,884	1,883,512
T Rowe Price Retirement 2040 Advisor Class	9,709,266	1,777,732
T Rowe Price Retirement 2045 Advisor Class	8,793,913	950,062
T Rowe Price Retirement 2050 Advisor Class	6,852,558	936,247
T Rowe Price Retirement 2055 Advisor Class	3,830,735	424,722
T Rowe Price Retirement 2060 Advisor Class	2,938,701	261,641
VALIC Company I Asset Allocation Fund	24,943,852	23,315,988
VALIC Company I Blue Chip Growth Fund	117,482,635	65,198,073
VALIC Company I Capital Conservation Fund	40,060,309	52,613,634
VALIC Company I Core Equity Fund	35,347,026	28,211,244
VALIC Company I Dividend Value Fund	368,007,241	156,893,162
VALIC Company I Dynamic Allocation Fund	17,023,952	53,015,775
VALIC Company I Emerging Economies Fund	165,395,808	158,956,976
VALIC Company I Global Real Estate Fund	133,127,789	58,523,440
VALIC Company I Global Strategy Fund	38,753,895	42,782,168
VALIC Company I Government Money Market I Fund	126,866,819	158,855,848
VALIC Company I Government Securities Fund	20,488,408	23,818,571
VALIC Company I Growth & Income Fund	37,604,896	36,318,732
VALIC Company I Growth Fund	359,444,288	345,877,174
VALIC Company I Health Sciences Fund	78,774,237	93,155,596
VALIC Company I Inflation Protected Fund	125,186,666	150,966,466
VALIC Company I International Equities Index Fund	278,735,847	186,528,455
VALIC Company I International Government Bond Fund	28,969,920	50,622,530
VALIC Company I International Growth Fund	124,598,827	56,916,925
VALIC Company I International Socially Responsible Fund	13,055,278	35,628,908
VALIC Company I International Value Fund	50,772,707	83,736,964
VALIC Company I Large Cap Core Fund	15,732,810	18,280,949
VALIC Company I Large Capital Growth Fund	41,913,362	39,851,506
VALIC Company I Mid Cap Index Fund	615,847,139	496,253,200
VALIC Company I Mid Cap Strategic Growth Fund	32,758,643	25,460,362
VALIC Company I Nasdaq-100 Index Fund	28,967,184	38,470,687
VALIC Company I Science & Technology Fund	264,927,113	131,583,188
VALIC Company I Small Cap Aggressive Growth Fund	39,567,555	29,243,960
VALIC Company I Small Cap Fund	28,653,668	36,820,662
VALIC Company I Small Cap Index Fund	195,127,107	276,190,731
VALIC Company I Small Cap Special Values Fund	34,250,315	28,358,913
VALIC Company I Small Mid Growth Fund	18,403,170	13,994,866
VALIC Company I Stock Index Fund	304,830,657	693,749,266
VALIC Company I Systematic Value Fund	7,086,529	7,243,881
VALIC Company I Value Fund	4,021,708	10,414,416
VALIC Company II Aggressive Growth Lifestyle Fund	82,781,702	57,158,274
VALIC Company II Capital Appreciation Fund	14,050,225	10,260,135
VALIC Company II Conservative Growth Lifestyle Fund	47,665,511	35,569,408
VALIC Company II Core Bond Fund	443,270,937	498,696,759
VALIC Company II Government Money Market II Fund	41,302,193	42,289,583
VALIC Company II High Yield Bond Fund	148,978,680	130,947,110

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
VALIC Company II International Opportunities Fund	$38,230,707	$58,120,505
VALIC Company II Large Cap Value Fund	25,119,540	19,055,424
VALIC Company II Mid Cap Growth Fund	36,403,794	35,780,722
VALIC Company II Mid Cap Value Fund	156,513,214	73,218,758
VALIC Company II Moderate Growth Lifestyle Fund	149,336,694	74,884,539
VALIC Company II Small Cap Growth Fund	58,528,384	35,417,624
VALIC Company II Small Cap Value Fund	62,204,848	66,308,836
VALIC Company II Strategic Bond Fund	143,340,642	128,291,206
VALIC Company II U.S. Socially Responsible Fund	68,534,858	75,799,063
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	17,669,994	11,356,200
Vanguard LifeStrategy Growth Fund Investor Shares	23,045,002	21,762,751
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	24,334,179	20,902,429
Vanguard Long-Term Investment-Grade Fund Investor Shares	132,490,129	41,887,445
Vanguard Long-Term Treasury Fund Investor Shares	26,198,367	29,752,702
Vanguard Wellington Fund Investor Shares	119,065,113	165,381,913
Vanguard Windsor II Fund Investor Shares	168,521,212	162,272,736

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2019, follows:

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	54,236,421	1.19	1.22	65,592,956	0.00	0.40	1.85	26.81	29.54
AST SA BlackRock Multi-Asset Income Portfolio Class 3	126,755	12.40	12.73	1,603,100	0.00	1.15	1.55	11.74	12.18
AST SA PGI Asset Allocation Portfolio Class 3	7,778	20.48	21.03	162,330	3.72	1.15	1.30	18.66	18.83
AST SA Wellington Capital Appreciation Portfolio Class 3	65,939	36.21	40.21	2,573,340	0.00	1.15	1.90	28.38	29.34
AST SA Wellington Government and Quality Bond Portfolio Class 3	274,099	12.03	13.27	3,544,138	2.42	1.15	1.90	5.04	5.83
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	108,020	12.03	12.19	1,310,975	0.00	1.15	1.55	17.05	17.52
Ariel Appreciation Fund Investor Class	71,845,502	1.93	2.33	282,705,849	0.96	0.40	1.85	22.31	24.10
Ariel Fund Investor Class	92,770,396	2.00	2.23	382,104,514	0.87	0.40	1.85	22.39	24.17
FTVIP Franklin Allocation VIP Fund Class 2	29,436	14.93	15.64	439,694	0.17	1.15	1.55	18.02	18.49
FTVIP Franklin Income VIP Fund Class 2	233,941	15.92	16.89	4,008,102	6.50	1.15	1.65	14.16	14.73
Goldman Sachs VIT Government Money Market Fund Service Class	78,636	9.82	9.96	781,077	1.92	1.15	1.55	0.31	0.71
Invesco V.I. American Franchise Fund Series II	18,066	29.33	30.94	553,458	0.00	1.15	1.55	34.33	34.87
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	232,675,521	0.56	0.64	141,193,352	0.91	0.40	1.85	2.55	4.05
Invesco V.I. Comstock Fund Series II	59,621	19.24	21.21	1,215,833	1.74	1.15	1.90	22.59	23.51
Invesco V.I. Growth and Income Fund Series II	67,847	19.21	20.65	1,382,771	1.65	1.30	1.90	22.50	23.24
Lord Abbett Growth and Income Portfolio Class VC	15,498	17.75	18.77	300,054	1.96	1.15	1.55	20.61	21.09
SST SA Allocation Balanced Portfolio Class 3	130,238	16.63	17.55	2,222,298	1.86	1.15	1.55	14.24	14.70
SST SA Allocation Growth Portfolio Class 3	242,140	18.94	20.03	4,773,276	0.01	1.15	1.55	21.60	22.09
SST SA Allocation Moderate Growth Portfolio Class 3	240,684	17.36	18.62	4,344,290	1.67	1.15	1.65	18.63	19.23
SST SA Allocation Moderate Portfolio Class 3	255,905	17.38	18.37	4,551,478	1.70	1.15	1.55	16.92	17.39
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	158,590	12.85	13.02	2,062,135	1.38	1.15	1.55	17.96	18.44
SST SA Wellington Real Return Portfolio Class 3	239,106	11.13	12.19	2,857,482	0.38	1.15	1.90	3.55	4.33
SAST SA AB Growth Portfolio Class 3	52,961	31.70	35.13	1,802,080	0.00	1.15	1.90	32.01	33.01
SAST SA AB Small & Mid Cap Value Portfolio Class 3	49,557	22.01	24.27	1,168,093	0.00	1.15	1.90	17.47	18.35
SAST SA American Funds Asset Allocation Portfolio Class 3	2,188,805	19.44	20.77	44,732,136	1.95	1.15	1.65	18.93	19.53
SAST SA American Funds Global Growth Portfolio Class 3	99,238	23.55	25.99	2,486,755	0.91	1.15	1.90	32.39	33.39
SAST SA American Funds Growth Portfolio Class 3	181,574	25.90	28.54	5,014,053	0.00	1.15	1.90	27.94	28.90
SAST SA American Funds Growth-Income Portfolio Class 3	204,012	23.20	24.77	4,897,859	0.00	1.15	1.65	23.69	24.31
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,094,908	15.02	15.56	63,190,903	0.28	1.15	1.65	16.55	17.13
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,591,951	12.05	12.29	31,712,630	0.86	1.15	1.65	13.79	14.36
SAST SA Columbia Technology Portfolio Class 3	37,853	36.42	38.38	1,427,154	0.00	1.15	1.55	52.72	53.33
SAST SA DFA Ultra Short Bond Portfolio Class 3	128,938	8.58	9.18	1,169,032	1.86	1.15	1.65	0.32	0.83
SAST SA Dogs of Wall Street Portfolio Class 3	85,765	29.16	32.08	2,675,453	2.54	1.15	1.90	22.16	23.08
SAST SA Emerging Markets Equity Index Portfolio Class 3	2,188		9.91	21,685	0.00		1.55		16.56
SAST SA Federated Corporate Bond Portfolio Class 3	246,195	17.83	19.69	4,723,429	5.55	1.15	1.90	12.44	13.28
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	10,944	14.63	15.03	162,907	2.53	1.30	1.55	24.03	24.34
SAST SA Fixed Income Index Portfolio Class 3	135,790	10.47	10.56	1,431,324	0.20	1.15	1.55	7.13	7.56
SAST SA Fixed Income Intermediate Index Portfolio Class 3	29,759	10.22	10.31	305,978	0.16	1.15	1.55	4.35	4.77
SAST SA Franklin Small Company Value Portfolio Class 3	24,604	19.56	21.56	511,547	0.78	1.15	1.90	23.81	24.74
SAST SA Global Index Allocation 60-40 Portfolio Class 3	97,722	10.82	10.89	1,062,585	0.00	1.15	1.55	16.06	16.52
SAST SA Global Index Allocation 75-25 Portfolio Class 3	161,157	10.83	10.90	1,752,595	0.00	1.15	1.55	18.53	19.00
SAST SA Global Index Allocation 90-10 Portfolio Class 3	495,267	10.82	10.89	5,387,380	0.00	1.15	1.55	21.11	21.59
SAST SA Goldman Sachs Global Bond Portfolio Class 3	178,347	11.90	13.12	2,285,519	0.00	1.15	1.90	4.60	5.39
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	98,344	10.84	10.94	1,072,638	3.11	1.15	1.55	16.99	17.46
SAST SA Index Allocation 60-40 Portfolio Class 3	426,910	12.09	12.23	5,213,149	0.00	1.15	1.55	17.73	18.20
SAST SA Index Allocation 80-20 Portfolio Class 3	796,622	12.59	12.74	10,117,240	0.00	1.15	1.55	21.75	22.23
SAST SA Index Allocation 90-10 Portfolio Class 3	2,672,142	12.85	13.00	34,642,920	0.00	1.15	1.55	23.60	24.10
SAST SA International Index Portfolio Class 3	19,163	10.38	10.44	199,617	0.10	1.30	1.55	18.99	19.29
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,776	25.64	27.04	176,156	0.00	1.15	1.55	26.71	27.22
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,740,968	13.46	13.83	23,871,143	1.55	1.15	1.55	15.16	15.62
SAST SA Janus Focused Growth Portfolio Class 3	21,235	25.35	28.04	576,852	0.00	1.15	1.90	33.39	34.40
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	112,789	18.97	19.95	2,214,964	2.20	1.15	1.55	16.89	17.36
SAST SA JPMorgan Emerging Markets Portfolio Class 3	35,962	12.09	13.37	463,158	2.92	1.15	1.90	18.53	19.42
SAST SA JPMorgan Equity-Income Portfolio Class 3	62,931	22.06	24.43	1,471,036	2.38	1.15	1.90	24.45	25.39
SAST SA JPMorgan Global Equities Portfolio Class 3	1,591	15.67	16.63	26,293	0.16	1.15	1.55	17.74	18.21
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	325,865	14.00	15.51	4,893,440	2.86	1.15	1.90	6.98	7.79
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	12,526	31.15	33.26	402,493	0.00	1.15	1.65	36.97	37.66

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Large Cap Growth Index Portfolio Class 3	35,266	12.28	12.36	435,373	0.02	1.15	1.55	28.39	28.91
SAST SA Large Cap Index Portfolio Class 3	53,213	12.61	12.72	674,069	0.02	1.15	1.55	28.61	29.12
SAST SA Large Cap Value Index Portfolio Class 3	12,110	11.99	12.07	145,892	0.05	1.15	1.55	29.22	29.74
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	47,439	19.97	21.45	1,003,722	1.96	1.30	1.90	23.03	23.77
SAST SA Legg Mason Tactical Opportunities Class 3	34,644	11.08	11.18	386,488	2.02	1.15	1.55	16.47	16.94
SAST SA MFS Blue Chip Growth Portfolio Class 3	40,610	24.03	26.71	1,045,384	0.42	1.15	1.90	29.39	30.36
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	57,678	24.51	27.12	1,507,785	0.68	1.15	1.90	29.03	30.00
SAST SA MFS Total Return Portfolio Class 3	70,234	18.12	19.10	1,312,029	2.42	1.15	1.55	18.21	18.68
SAST SA Mid Cap Index Portfolio Class 3	53,774	11.17	11.27	604,165	0.00	1.15	1.55	23.27	23.76
SAST SA Morgan Stanley International Equities Portfolio Class 3	72,409	11.44	12.66	882,044	2.50	1.15	1.90	17.93	18.82
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	50,924	21.82	24.13	1,186,221	1.04	1.15	1.90	29.10	30.07
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,998,682	13.68	14.14	28,018,623	0.00	1.15	1.65	16.82	17.40
SAST SA PineBridge High-Yield Bond Portfolio Class 3	78,265	16.05	17.85	1,356,131	8.99	1.15	1.90	12.31	13.15
SAST SA Putnam International Growth and Income Portfolio Class 3	9,441	9.80	10.24	95,700	2.01	1.30	1.65	18.07	18.48
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,466,446	12.64	12.84	18,737,065	1.43	1.15	1.55	17.09	17.56
SAST SA Small Cap Index Portfolio Class 3	42,366	10.79	10.89	459,321	0.00	1.15	1.55	22.59	23.08
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	147,229	11.68	11.78	1,731,843	1.20	1.15	1.55	22.35	22.84
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,483,361	13.57	13.84	34,203,578	1.49	1.15	1.65	20.27	20.88
SAST SA Templeton Foreign Value Portfolio Class 3	60,833	10.43	11.50	673,040	0.09	1.15	1.90	9.79	10.62
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,939,157	14.95	15.87	77,580,650	0.00	1.15	1.90	18.13	19.02
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,280,853	14.55	15.40	65,253,071	0.00	1.15	1.90	17.16	18.04
SAST SA VCP Index Allocation Portfolio Class 3	1,474,484	11.46	11.57	17,018,935	0.08	1.15	1.55	21.10	21.59
SAST SA WellsCap Aggressive Growth Portfolio Class 3	22,068	20.80	22.12	470,819	0.00	1.15	1.55	36.80	37.34
T Rowe Price Retirement 2015 Advisor Class	10,854,083	1.27	1.31	13,841,732	2.12	0.40	1.00	15.89	16.59
T Rowe Price Retirement 2020 Advisor Class	29,266,464	1.31	1.35	38,509,988	2.08	0.40	1.00	17.86	18.57
T Rowe Price Retirement 2025 Advisor Class	33,703,359	1.35	1.39	45,529,793	2.03	0.40	1.00	19.47	20.18
T Rowe Price Retirement 2030 Advisor Class	33,984,792	1.38	1.42	46,962,385	1.89	0.40	1.00	21.01	21.74
T Rowe Price Retirement 2035 Advisor Class	24,574,806	1.40	1.44	34,509,621	1.73	0.40	1.00	22.22	22.95
T Rowe Price Retirement 2040 Advisor Class	24,778,213	1.42	1.46	35,248,410	1.61	0.40	1.00	23.13	23.87
T Rowe Price Retirement 2045 Advisor Class	18,428,906	1.43	1.47	26,407,559	1.54	0.40	1.00	23.78	24.52
T Rowe Price Retirement 2050 Advisor Class	15,419,391	1.43	1.47	22,087,120	1.50	0.40	1.00	23.85	24.60
T Rowe Price Retirement 2055 Advisor Class	7,256,580	1.43	1.47	10,389,997	1.62	0.40	1.00	23.85	24.60
T Rowe Price Retirement 2060 Advisor Class	4,805,934	1.43	1.47	6,884,423	1.60	0.40	1.00	23.77	24.52
VALIC Company I Asset Allocation Fund	17,063,207	1.50	1.81	152,036,602	1.54	0.40	1.85	13.21	14.86
VALIC Company I Blue Chip Growth Fund	256,689,601	1.87	3.16	843,507,344	0.00	0.00	1.85	27.46	29.84
VALIC Company I Capital Conservation Fund	37,622,298	1.14	1.50	150,258,164	2.53	0.40	1.85	7.57	9.14
VALIC Company I Core Equity Fund	49,830,334	2.18	2.32	254,487,982	1.17	0.40	1.85	26.18	28.02
VALIC Company I Dividend Value Fund	250,653,175	2.09	2.25	998,859,608	1.74	0.40	1.85	21.25	23.02
VALIC Company I Dynamic Allocation Fund	127,676,637	1.45	1.60	195,246,176	1.34	0.40	1.85	18.16	19.83
VALIC Company I Emerging Economies Fund	680,723,908	0.84	1.05	761,121,782	1.68	0.40	1.85	18.09	19.82
VALIC Company I Global Real Estate Fund	264,357,969	1.63	1.85	461,704,005	3.53	0.40	1.85	22.22	24.01
VALIC Company I Global Strategy Fund	154,123,488	1.37	1.63	324,039,700	2.34	0.40	1.85	7.89	9.46
VALIC Company I Government Money Market I Fund	149,254,389	0.88	1.02	294,755,564	1.81	0.40	1.85	-0.19	1.27
VALIC Company I Government Securities Fund	27,421,737	1.09	1.38	102,656,838	2.28	0.40	1.85	4.55	6.07
VALIC Company I Growth & Income Fund	22,687,108	2.14	2.30	125,410,214	0.91	0.40	1.85	28.24	30.11
VALIC Company I Growth Fund	473,995,472	2.53	2.73	1,386,020,941	0.38	0.40	1.85	29.46	31.35
VALIC Company I Health Sciences Fund	125,570,637	4.10	4.91	821,412,149	0.00	0.40	1.85	26.48	28.33
VALIC Company I Inflation Protected Fund	436,272,703	1.08	1.12	609,656,940	1.65	0.00	1.85	6.67	8.66
VALIC Company I International Equities Index Fund	508,291,382	1.06	1.26	1,171,220,482	3.13	0.40	1.85	19.07	20.81
VALIC Company I International Government Bond Fund	34,050,414	1.05	1.42	111,778,746	1.64	0.40	1.85	6.75	8.31
VALIC Company I International Growth Fund	119,937,045	1.50	1.61	477,189,141	0.66	0.40	1.85	30.21	32.11
VALIC Company I International Socially Responsible Fund	49,476,454	1.82	1.96	389,059,564	1.83	0.40	1.85	23.67	25.48
VALIC Company I International Value Fund	473,244,377	1.03	1.13	664,065,620	2.97	0.00	1.85	14.29	16.42
VALIC Company I Large Cap Core Fund	46,117,162	2.52	2.92	156,215,912	0.93	0.40	1.85	30.15	32.05
VALIC Company I Large Capital Growth Fund	167,843,700	2.52	2.56	523,947,434	0.57	0.40	1.85	37.39	39.40
VALIC Company I Mid Cap Index Fund	138,158,296	2.16	2.53	3,306,910,919	1.36	0.40	1.85	23.41	25.21
VALIC Company I Mid Cap Strategic Growth Fund	92,728,090	2.18	2.27	310,849,990	0.01	0.40	1.85	35.21	37.18
VALIC Company I Nasdaq-100 Index Fund	224,185,309	3.53	3.97	525,497,310	0.40	0.40	1.85	36.12	38.11
VALIC Company I Science & Technology Fund	151,321,215	3.27	3.72	1,461,021,893	0.00	0.40	1.85	36.91	38.91
VALIC Company I Small Cap Aggressive Growth Fund	47,022,685	2.60	3.15	172,542,769	0.00	0.40	1.85	36.06	38.04
VALIC Company I Small Cap Fund	45,798,527	2.14	2.42	302,462,210	0.47	0.40	1.85	27.06	28.91
VALIC Company I Small Cap Index Fund	132,602,546	2.01	2.23	1,068,664,273	1.17	0.40	1.85	22.85	24.65
VALIC Company I Small Cap Special Values Fund	93,293,434	2.10	2.24	221,428,735	1.35	0.40	1.85	26.33	28.18
VALIC Company I Small Mid Growth Fund	49,449,062	2.25	2.46	127,438,795	0.00	0.40	1.85	35.39	37.37
VALIC Company I Stock Index Fund	357,451,782	2.55	122.62	4,761,735,529	1.59	0.33	1.85	28.69	30.66
VALIC Company I Systematic Value Fund	18,994,803	2.10	2.12	45,589,977	1.39	0.40	1.85	21.52	23.29
VALIC Company I Value Fund	29,361,473	1.92	2.05	82,267,290	1.37	0.40	1.85	25.11	26.94

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company II Aggressive Growth Lifestyle Fund	161,797,511	1.79	1.93	611,963,138	1.96	0.15	1.60	21.09	22.86
VALIC Company II Capital Appreciation Fund	16,287,052	2.39	2.55	44,535,835	0.24	0.15	1.60	25.65	27.48
VALIC Company II Conservative Growth Lifestyle Fund	106,296,074	1.44	1.79	343,150,310	2.82	0.15	1.60	14.70	16.37
VALIC Company II Core Bond Fund	592,998,639	1.15	1.19	1,314,426,676	2.52	0.00	1.60	8.67	10.42
VALIC Company II Government Money Market II Fund	93,350,480	0.89	1.05	115,849,280	1.62	0.15	1.60	0.02	1.48
VALIC Company II High Yield Bond Fund	159,313,150	1.45	1.82	499,848,271	5.35	0.15	1.60	13.15	14.80
VALIC Company II International Opportunities Fund	186,737,772	1.36	1.52	578,594,427	0.98	0.15	1.60	23.74	25.55
VALIC Company II Large Cap Value Fund	47,788,470	1.88	2.17	186,713,151	1.25	0.15	1.60	24.96	26.79
VALIC Company II Mid Cap Growth Fund	73,336,174	2.05	2.08	226,823,205	0.00	0.15	1.60	30.50	32.40
VALIC Company II Mid Cap Value Fund	106,331,804	1.96	2.12	751,136,308	0.53	0.15	1.60	28.08	29.95
VALIC Company II Moderate Growth Lifestyle Fund	272,037,544	1.66	1.95	1,017,612,216	2.08	0.15	1.60	18.68	20.41
VALIC Company II Small Cap Growth Fund	35,238,378	2.72	2.96	179,640,143	0.00	0.15	1.60	35.51	37.49
VALIC Company II Small Cap Value Fund	73,282,087	1.70	1.94	323,878,033	1.52	0.15	1.60	17.31	19.02
VALIC Company II Strategic Bond Fund	209,755,874	1.29	1.74	665,991,927	3.76	0.15	1.60	9.59	11.19
VALIC Company II U.S. Socially Responsible Fund	185,821,391	1.63	2.67	749,741,882	1.47	0.00	1.60	29.60	31.69
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	43,157,078	1.41	1.63	105,758,963	2.71	0.65	2.10	13.28	14.93
Vanguard LifeStrategy Growth Fund Investor Shares	93,285,134	1.76	1.77	277,459,358	2.50	0.65	2.10	20.57	22.33
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	99,358,657	1.59	1.73	275,243,880	2.61	0.65	2.10	16.89	18.59
Vanguard Long-Term Investment-Grade Fund Investor Shares	81,725,783	1.65	2.31	343,172,621	4.10	0.40	1.85	18.20	19.94
Vanguard Long-Term Treasury Fund Investor Shares	54,380,180	1.49	2.05	211,010,282	2.66	0.40	1.85	12.04	13.68
Vanguard Wellington Fund Investor Shares	378,315,651	1.47	1.92	2,016,437,580	2.67	0.00	2.10	19.96	22.51
Vanguard Windsor II Fund Investor Shares	333,368,130	2.01	2.18	1,729,153,856	2.15	0.65	2.10	26.35	28.19

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	60,869,212		0.94	57,241,745	0.09	0.40	1.85	-7.71	-6.96
AST SA BlackRock Multi-Asset Income Portfolio Class 3	84,845	11.10	11.35	958,252	6.57	1.15	1.55	-5.48	-5.10
AST SA PGI Asset Allocation Portfolio Class 3	2,397	17.26	17.70	41,659	2.68	1.15	1.30	-6.00	-5.86
AST SA Wellington Capital Appreciation Portfolio Class 3	42,219	28.21	31.09	1,267,646	0.00	1.15	1.90	-2.86	-2.13
AST SA Wellington Government and Quality Bond Portfolio Class 3	217,264	11.46	12.54	2,654,685	2.02	1.15	1.90	-2.10	-1.35
AST SA Wellington Growth Portfolio Class 3	-	19.46	19.93	-	3.37	1.30	1.55	5.06	5.27
AST SA Wellington Natural Resources Portfolio Class 3	-	9.61	9.86	-	4.02	1.30	1.55	3.38	3.59
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	57,254	10.28	10.37	593,223	1.95	1.15	1.55	-9.23	-8.87
Ariel Appreciation Fund Investor Class	80,852,269	1.58	1.88	256,887,178	0.89	0.40	1.85	-15.58	-14.34
Ariel Fund Investor Class	104,627,173	1.64	1.80	350,016,041	0.93	0.40	1.85	-15.26	-14.02
FTVIP Franklin Allocation VIP Fund Class 2	731	12.98	13.20	9,518	1.98	1.15	1.30	-10.82	-10.69
FTVIP Franklin Income VIP Fund Class 2	53,392	13.94	14.72	876,990	5.35	1.15	1.65	-5.88	-5.40
Goldman Sachs VIT Government Money Market Fund Service Class	30,319	9.79	9.89	298,497	2.24	1.15	1.55	-0.09	0.32
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	234,224,055	0.55	0.61	137,365,267	0.22	0.40	1.85	-13.58	-12.31
Invesco V.I. Comstock Fund Series II	60,912	15.70	17.17	1,008,813	1.53	1.15	1.90	-14.03	-13.37
Invesco V.I. Growth and Income Fund Series II	72,603	15.68	16.76	1,202,823	1.94	1.30	1.90	-15.23	-14.71
Lord Abbett Growth and Income Portfolio Class VC	11,248	14.72	15.50	184,486	1.80	1.15	1.55	-9.57	-9.20
SST SA Allocation Balanced Portfolio Class 3	95,373	14.55	15.30	1,408,234	5.50	1.15	1.55	-5.43	-5.05
SST SA Allocation Growth Portfolio Class 3	187,555	15.58	16.41	3,023,874	4.92	1.15	1.55	-8.63	-8.27
SST SA Allocation Moderate Growth Portfolio Class 3	167,186	14.63	15.62	2,524,310	5.81	1.15	1.65	-7.48	-7.01
SST SA Allocation Moderate Portfolio Class 3	197,036	14.86	15.65	2,994,037	4.90	1.15	1.55	-6.43	-6.05
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	111,204	10.89	10.99	1,221,197	2.61	1.15	1.55	-10.18	-9.81
SST SA Wellington Real Return Portfolio Class 3	140,655	10.75	11.68	1,604,289	4.03	1.15	1.90	-2.09	-1.35
SAST SA AB Growth Portfolio Class 3	49,051	24.01	26.41	1,253,539	0.00	1.15	1.90	0.13	0.88
SAST SA AB Small & Mid Cap Value Portfolio Class 3	37,544	18.74	20.51	745,809	0.40	1.15	1.90	-16.93	-16.30
SAST SA American Funds Asset Allocation Portfolio Class 3	1,443,527	16.35	17.38	24,717,992	3.42	1.15	1.65	-6.44	-5.97
SAST SA American Funds Global Growth Portfolio Class 3	85,656	17.79	19.48	1,612,180	1.49	1.15	1.90	-10.99	-10.32
SAST SA American Funds Growth Portfolio Class 3	98,686	20.24	22.14	2,108,423	1.30	1.15	1.90	-2.40	-1.67
SAST SA American Funds Growth-Income Portfolio Class 3	162,174	18.75	19.93	3,138,200	3.23	1.15	1.65	-3.66	-3.18
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	3,491,629	12.88	13.29	46,027,384	1.78	1.15	1.65	-6.69	-6.22
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,288,575	10.59	10.75	24,504,957	1.20	1.15	1.65	-7.30	-6.84
SAST SA Boston Company Capital Growth Portfolio Class 3	-	19.63	21.04	-	0.26	1.30	1.90	12.59	13.13
SAST SA Columbia Technology Portfolio Class 3	16,285	23.85	25.03	397,262	0.00	1.15	1.55	-9.76	-9.40
SAST SA DFA Ultra Short Bond Portfolio Class 3	89,646	8.55	9.10	806,132	1.06	1.15	1.65	-0.43	0.07
SAST SA Dogs of Wall Street Portfolio Class 3	78,312	23.87	26.06	1,987,793	2.36	1.15	1.90	-2.44	-1.70
SAST SA Federated Corporate Bond Portfolio Class 3	181,803	15.86	17.38	3,078,379	4.15	1.15	1.90	-4.90	-4.18
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,210	11.79	12.09	86,373	2.31	1.30	1.55	-8.19	-7.96

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fixed Income Index Portfolio Class 3	66,202	9.80	9.82	649,206	5.63	1.15	1.30	-2.16	-2.02
SAST SA Fixed Income Intermediate Index Portfolio Class 3	19,301	9.82	9.84	189,717	2.07	1.15	1.30	-0.97	-0.83
SAST SA Franklin Small Company Value Portfolio Class 3	21,772	15.80	17.28	363,633	0.86	1.15	1.90	-14.65	-14.01
SAST SA Global Index Allocation 60-40 Portfolio Class 3	15,315	9.32	9.35	142,933	2.77	1.15	1.55	-6.78	-6.53
SAST SA Global Index Allocation 75-25 Portfolio Class 3	42,213	9.14	9.16	386,354	2.74	1.15	1.55	-8.65	-8.40
SAST SA Global Index Allocation 90-10 Portfolio Class 3	93,570	8.93	8.96	837,909	2.65	1.15	1.55	-10.66	-10.42
SAST SA Goldman Sachs Global Bond Portfolio Class 3	137,340	11.38	12.44	1,668,747	4.09	1.15	1.90	-4.56	-3.83
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	14,683	9.27	9.31	136,695	1.66	1.15	1.55	-9.94	-9.58
SAST SA Index Allocation 60-40 Portfolio Class 3	190,847	10.27	10.35	1,972,231	4.86	1.15	1.55	-6.35	-5.97
SAST SA Index Allocation 80-20 Portfolio Class 3	554,493	10.34	10.42	5,768,462	4.81	1.15	1.55	-8.21	-7.84
SAST SA Index Allocation 90-10 Portfolio Class 3	2,173,097	10.39	10.47	22,722,729	4.94	1.15	1.55	-9.12	-8.75
SAST SA International Index Portfolio Class 3	10,230	8.73	8.75	89,535	3.58	1.30	1.55	-15.59	-15.37
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,039	20.24	21.25	123,918	0.00	1.15	1.55	-6.48	-6.11
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,594,555	11.69	11.96	18,930,708	2.82	1.15	1.55	-11.56	-11.20
SAST SA Janus Focused Growth Portfolio Class 3	17,461	19.00	20.87	351,431	0.00	1.15	1.90	-0.87	-0.12
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	94,608	16.23	17.00	1,588,947	1.68	1.15	1.55	-9.39	-9.02
SAST SA JPMorgan Emerging Markets Portfolio Class 3	33,321	10.20	11.20	360,497	2.56	1.15	1.90	-21.09	-20.50
SAST SA JPMorgan Equity-Income Portfolio Class 3	68,443	17.73	19.48	1,280,047	1.99	1.15	1.90	-6.49	-5.78
SAST SA JPMorgan Global Equities Portfolio Class 3	3,244	13.31	13.66	43,291	2.89	1.30	1.55	-12.68	-12.46
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	274,751	13.09	14.39	3,831,021	2.45	1.15	1.90	-2.58	-1.84
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	9,913	22.74	24.16	230,844	0.00	1.15	1.65	-6.68	-6.21
SAST SA Large Cap Growth Index Portfolio Class 3	653		9.57	6,250	0.00		1.55		-4.34
SAST SA Large Cap Index Portfolio Class 3	12,567	9.80	9.84	123,447	5.61	1.30	1.55	-6.45	-6.22
SAST SA Large Cap Value Index Portfolio Class 3	717		9.29	6,659	1.40		1.30		-7.09
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	46,645	16.23	17.33	798,527	1.51	1.30	1.90	-10.58	-10.04
SAST SA Legg Mason Tactical Opportunities Class 3	11,891	9.51	9.56	113,623	1.88	1.15	1.55	-7.42	-7.04
SAST SA MFS Blue Chip Growth Portfolio Class 3	32,938	18.57	20.49	649,578	0.16	1.15	1.90	-7.27	-6.57
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	61,293	19.00	20.87	1,236,852	0.59	1.15	1.90	-7.43	-6.72
SAST SA MFS Telecom Utility Portfolio Class 3	-		19.96	-	4.34		1.30		2.59
SAST SA MFS Total Return Portfolio Class 3	54,826	15.32	16.09	867,015	2.19	1.15	1.55	-7.45	-7.07
SAST SA Mid Cap Index Portfolio Class 3	19,785	9.06	9.09	179,828	1.31	1.30	1.55	-13.22	-13.00
SAST SA Morgan Stanley International Equities Portfolio Class 3	66,183	9.70	10.39	679,245	1.08	1.30	1.90	-15.76	-15.25
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	52,694	16.91	18.55	946,281	0.91	1.15	1.90	-9.86	-9.18
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,901,937	11.71	12.05	22,730,769	3.10	1.15	1.65	-8.70	-8.24
SAST SA PineBridge High-Yield Bond Portfolio Class 3	46,106	14.29	15.77	702,275	7.44	1.15	1.90	-5.87	-5.16
SAST SA Putnam International Growth and Income Portfolio Class 3	11,624	8.30	8.64	99,729	2.75	1.30	1.65	-19.17	-18.89
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,378,326	10.79	10.92	14,995,909	2.28	1.15	1.55	-10.43	-10.06
SAST SA Small Cap Index Portfolio Class 3	20,974	8.80	8.83	185,063	0.97	1.30	1.55	-13.25	-13.03
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	65,641	9.57	9.59	629,258	1.40	1.15	1.30	-6.96	-6.81
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,194,174	11.28	11.45	25,024,929	2.81	1.15	1.65	-8.63	-8.17
SAST SA Templeton Foreign Value Portfolio Class 3	55,686	9.50	10.40	559,006	4.99	1.15	1.90	-17.94	-17.32
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,775,221	12.66	13.34	63,086,048	4.04	1.15	1.90	-8.59	-7.89
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,165,149	12.42	13.05	53,850,121	4.23	1.15	1.90	-8.94	-8.25
SAST SA VCP Index Allocation Portfolio Class 3	815,049	9.47	9.51	7,745,940	4.93	1.15	1.55	-8.86	-8.49
SAST SA WellsCap Aggressive Growth Portfolio Class 3	14,942	15.21	16.11	230,325	0.00	1.15	1.55	-8.46	-8.09
T Rowe Price Retirement 2015 Advisor Class	9,280,225	1.10	1.13	10,207,156	2.19	0.40	1.00	-5.34	-4.77
T Rowe Price Retirement 2020 Advisor Class	25,200,911	1.12	1.14	28,121,762	2.07	0.40	1.00	-6.15	-5.58
T Rowe Price Retirement 2025 Advisor Class	26,008,930	1.13	1.16	29,395,881	2.01	0.40	1.00	-6.77	-6.20
T Rowe Price Retirement 2030 Advisor Class	25,988,743	1.14	1.17	29,664,948	1.76	0.40	1.00	-7.47	-6.91
T Rowe Price Retirement 2035 Advisor Class	20,055,154	1.15	1.18	23,032,564	1.53	0.40	1.00	-8.10	-7.55
T Rowe Price Retirement 2040 Advisor Class	19,993,530	1.15	1.18	23,088,440	1.41	0.40	1.00	-8.42	-7.87
T Rowe Price Retirement 2045 Advisor Class	13,405,587	1.15	1.18	15,509,429	1.36	0.40	1.00	-8.70	-8.15
T Rowe Price Retirement 2050 Advisor Class	11,694,837	1.15	1.18	13,517,528	1.36	0.40	1.00	-8.76	-8.21
T Rowe Price Retirement 2055 Advisor Class	5,005,564	1.15	1.18	5,783,592	1.31	0.40	1.00	-8.79	-8.23
T Rowe Price Retirement 2060 Advisor Class	2,949,718	1.15	1.18	3,410,133	1.31	0.40	1.00	-8.77	-8.22
VALIC Company I Asset Allocation Fund	18,369,939	1.33	1.57	143,374,206	1.64	0.40	1.85	-10.70	-9.38
VALIC Company I Blue Chip Growth Fund	265,270,445	1.44	2.48	680,266,252	0.06	0.00	1.85	0.09	1.97
VALIC Company I Capital Conservation Fund	41,178,080	1.06	1.37	151,892,365	2.04	0.40	1.85	-2.93	-1.50
VALIC Company I Core Equity Fund	53,956,824	1.70	1.84	219,365,992	1.16	0.40	1.85	-8.47	-7.13
VALIC Company I Dividend Value Fund	220,684,362	1.70	1.86	711,029,184	1.91	0.40	1.85	-10.67	-9.35
VALIC Company I Dynamic Allocation Fund	162,080,959	1.22	1.34	208,197,000	1.36	0.40	1.85	-8.64	-7.30
VALIC Company I Emerging Economies Fund	676,229,784	0.70	0.89	633,817,185	1.58	0.40	1.85	-20.82	-19.65
VALIC Company I Global Real Estate Fund	225,115,274	1.33	1.49	317,471,945	3.81	0.40	1.85	-7.75	-6.40
VALIC Company I Global Strategy Fund	171,661,237	1.27	1.49	331,626,256	0.00	0.40	1.85	-9.98	-8.66
VALIC Company I Government Money Market I Fund	165,491,511	0.88	1.00	326,741,596	1.28	0.40	1.85	-0.55	0.91

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Government Securities Fund	29,661,020	1.04	1.30	101,875,427	2.69	0.40	1.85	-1.34	0.11
VALIC Company I Growth & Income Fund	24,676,192	1.64	1.79	105,507,598	0.97	0.40	1.85	-7.52	-6.17
VALIC Company I Growth Fund	506,233,283	1.96	2.08	1,130,204,874	0.58	0.40	1.85	-4.56	-3.16
VALIC Company I Health Sciences Fund	137,982,912	3.24	3.82	706,850,292	0.00	0.40	1.85	-0.90	0.56
VALIC Company I Inflation Protected Fund	459,866,794	1.01	1.03	595,375,939	1.70	0.00	1.85	-4.03	-2.22
VALIC Company I International Equities Index Fund	478,200,717	0.87	1.06	911,617,487	2.19	0.40	1.85	-15.33	-14.09
VALIC Company I International Government Bond Fund	41,596,081	0.98	1.31	124,581,902	1.05	0.40	1.85	-4.90	-3.50
VALIC Company I International Growth Fund	128,742,665	1.14	1.24	391,328,381	1.36	0.40	1.85	-9.81	-8.49
VALIC Company I International Socially Responsible Fund	52,724,451	1.45	1.58	334,161,388	1.83	0.40	1.85	-10.14	-8.82
VALIC Company I International Value Fund	507,208,049	0.89	0.99	618,032,802	2.10	0.00	1.85	-19.33	-17.81
VALIC Company I Large Cap Core Fund	50,661,879	1.94	2.21	130,684,233	1.08	0.40	1.85	-10.43	-9.11
VALIC Company I Large Capital Growth Fund	177,173,043	1.83	1.84	399,163,790	0.62	0.40	1.85	-1.14	0.31
VALIC Company I Mid Cap Index Fund	144,874,750	1.75	2.02	2,818,657,192	1.15	0.40	1.85	-13.07	-11.79
VALIC Company I Mid Cap Strategic Growth Fund	97,574,698	1.61	1.66	239,948,647	0.09	0.40	1.85	-6.48	-5.11
VALIC Company I Nasdaq-100 Index Fund	230,853,988	2.60	2.87	393,926,607	0.53	0.40	1.85	-2.46	-1.03
VALIC Company I Science & Technology Fund	162,973,839	2.39	2.68	1,141,701,306	0.00	0.40	1.85	-3.30	-1.88
VALIC Company I Small Cap Aggressive Growth Fund	49,862,408	1.91	2.28	133,397,123	0.00	0.40	1.85	-10.05	-8.72
VALIC Company I Small Cap Fund	50,949,880	1.68	1.87	262,683,184	0.28	0.40	1.85	-9.48	-8.15
VALIC Company I Small Cap Index Fund	154,248,615	1.64	1.79	1,010,809,213	1.03	0.40	1.85	-12.86	-11.58
VALIC Company I Small Cap Special Values Fund	103,110,708	1.67	1.75	191,951,271	1.32	0.40	1.85	-15.26	-14.02
VALIC Company I Small Mid Growth Fund	53,515,518	1.66	1.79	100,972,252	0.00	0.40	1.85	-7.04	-5.68
VALIC Company I Stock Index Fund	399,373,399	1.98	93.84	4,113,334,178	1.71	0.33	1.85	-6.47	-5.03
VALIC Company I Systematic Value Fund	21,004,389		1.72	41,119,804	1.74	0.40	1.85	-13.04	-11.76
VALIC Company I Value Fund	32,021,641	1.51	1.64	71,085,760	1.65	0.40	1.85	-11.54	-10.24
VALIC Company II Aggressive Growth Lifestyle Fund	170,804,741	1.47	1.57	528,906,779	1.43	0.15	1.60	-10.06	-8.73
VALIC Company II Capital Appreciation Fund	19,162,320	1.88	2.03	41,217,310	0.45	0.15	1.60	-0.58	0.88
VALIC Company II Conservative Growth Lifestyle Fund	109,128,260	1.26	1.54	304,391,472	2.36	0.15	1.60	-7.55	-6.20
VALIC Company II Core Bond Fund	625,807,737	1.04	1.10	1,259,956,150	2.24	0.00	1.60	-3.60	-2.04
VALIC Company II Government Money Market II Fund	95,047,022	0.89	1.03	116,835,546	1.29	0.15	1.60	-0.34	1.12
VALIC Company II High Yield Bond Fund	159,619,662	1.28	1.58	437,180,562	5.60	0.15	1.60	-4.77	-3.38
VALIC Company II International Opportunities Fund	201,525,007	1.08	1.23	500,316,490	0.90	0.15	1.60	-18.82	-17.62
VALIC Company II Large Cap Value Fund	49,226,087	1.49	1.74	156,170,477	1.24	0.15	1.60	-11.56	-10.26
VALIC Company II Mid Cap Growth Fund	75,450,644		1.57	176,632,948	0.12	0.15	1.60	-8.89	-7.55
VALIC Company II Mid Cap Value Fund	113,038,656	1.53	1.63	617,783,072	0.46	0.15	1.60	-16.38	-15.15
VALIC Company II Moderate Growth Lifestyle Fund	273,159,524	1.40	1.62	853,639,488	1.63	0.15	1.60	-8.48	-7.14
VALIC Company II Small Cap Growth Fund	38,452,313	2.01	2.15	143,333,664	0.00	0.15	1.60	-6.18	-4.80
VALIC Company II Small Cap Value Fund	86,223,508	1.45	1.63	323,563,038	0.87	0.15	1.60	-16.92	-15.70
VALIC Company II Strategic Bond Fund	211,254,188	1.18	1.57	604,319,072	3.59	0.15	1.60	-5.08	-3.68
VALIC Company II U.S. Socially Responsible Fund	205,040,616	1.24	2.06	627,053,917	1.69	0.00	1.60	-6.72	-5.20
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	41,125,525	1.25	1.42	88,193,095	2.60	0.65	2.10	-4.98	-3.59
Vanguard LifeStrategy Growth Fund Investor Shares	94,046,683	1.45	1.46	230,105,943	2.37	0.65	2.10	-8.85	-7.51
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	99,419,127	1.36	1.46	233,716,151	2.48	0.65	2.10	-6.90	-5.53
Vanguard Long-Term Investment-Grade Fund Investor Shares	60,322,265	1.39	1.92	213,663,752	4.19	0.40	1.85	-7.68	-6.32
Vanguard Long-Term Treasury Fund Investor Shares	56,477,321	1.33	1.81	193,883,284	2.75	0.40	1.85	-3.71	-2.29
Vanguard Wellington Fund Investor Shares	400,037,303	1.20	1.60	1,769,540,521	2.71	0.00	2.10	-5.44	-3.42
Vanguard Windsor II Fund Investor Shares	361,271,823	1.57	1.73	1,473,470,129	2.18	0.65	2.10	-10.49	-9.18

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	65,555,598		1.01	66,441,706	0.00	0.40	1.85	1.33	1.38
American Beacon Holland Large Cap Growth Fund Investor Class	30,239	1.32	2.27	78,594	0.07	0.80	1.00	21.60	25.49
AST SA BlackRock Multi-Asset Income Portfolio Class 3	38,503	11.74	11.96	457,385	3.02	1.15	1.55	4.52	19.61
AST SA PGI Asset Allocation Portfolio Class 3	1,804		18.36	33,128	2.38		1.30		12.01
AST SA Wellington Capital Appreciation Portfolio Class 3	36,697	29.04	31.04	1,128,049	0.00	1.30	1.90	29.96	30.74
AST SA Wellington Government and Quality Bond Portfolio Class 3	177,337	11.46	12.71	2,195,706	1.53	1.15	1.90	-0.01	27.13
AST SA Wellington Growth Portfolio Class 3	331		18.52	6,122	0.72		1.55		17.65
AST SA Wellington Natural Resources Portfolio Class 3	2,950	9.30	9.52	27,938	2.85	1.30	1.55	13.01	13.30
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	14,929	11.32	11.38	169,675	0.12	1.15	1.55	14.28	14.74
Ariel Appreciation Fund Investor Class	98,592,900	1.87	2.20	371,011,142	0.76	0.40	1.85	13.00	14.64
Ariel Fund Investor Class	113,721,677	1.93	2.09	446,661,921	0.68	0.40	1.85	13.77	15.42
FTVIP Franklin Allocation VIP Fund Class 2	283		14.55	4,124	2.62		1.30		10.54

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
FTVIP Franklin Income VIP Fund Class 2	52,202	14.81	15.34	739,389	4.10	1.30	1.65	8.26	10.69
Goldman Sachs VIT Government Money Market Fund Service Class	25,497	9.80	9.86	250,713	0.79	1.15	1.55	-1.37	-1.03
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	301,492,189	0.64	0.70	202,795,328	0.03	0.40	1.85	2.97	4.47
Invesco V.I. Comstock Fund Series II	59,903	18.26	19.39	1,148,183	2.04	1.30	1.90	15.37	16.06
Invesco V.I. Growth and Income Fund Series II	67,621	18.50	19.65	1,314,135	1.36	1.30	1.90	11.90	12.57
Lord Abbett Growth and Income Portfolio Class VC	8,155	16.28	16.63	124,750	1.46	1.30	1.55	15.06	15.41
SST SA Allocation Balanced Portfolio Class 3	66,966	15.39	16.11	1,048,256	2.14	1.15	1.55	3.00	8.83
SST SA Allocation Growth Portfolio Class 3	86,388	17.05	17.88	1,502,872	1.24	1.15	1.55	6.88	16.02
SST SA Allocation Moderate Growth Portfolio Class 3	88,920	15.81	16.80	1,439,760	1.66	1.15	1.65	6.06	13.27
SST SA Allocation Moderate Portfolio Class 3	136,804	15.88	16.66	2,211,165	2.00	1.15	1.55	5.07	11.55
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	41,090	12.13	12.19	500,336	1.48	1.15	1.55	17.65	18.12
SST SA Wellington Real Return Portfolio Class 3	102,432	10.98	11.84	1,180,311	2.81	1.15	1.90	0.02	18.42
SAST SA AB Growth Portfolio Class 3	13,868	24.72	25.65	355,077	0.00	1.30	1.65	29.52	29.97
SAST SA AB Small & Mid Cap Value Portfolio Class 3	25,769	22.56	24.50	613,193	0.12	1.15	1.90	4.05	10.68
SAST SA American Funds Asset Allocation Portfolio Class 3	653,413	17.48	31.76	11,879,037	0.91	1.15	1.65	7.76	14.00
SAST SA American Funds Global Growth Portfolio Class 3	44,254	19.98	21.73	933,189	0.99	1.15	1.90	4.83	28.64
SAST SA American Funds Growth Portfolio Class 3	42,455	20.74	22.51	928,454	0.44	1.15	1.90	2.26	25.54
SAST SA American Funds Growth-Income Portfolio Class 3	86,728	19.47	20.58	1,738,836	1.70	1.15	1.65	3.08	20.04
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	2,576,285	13.81	14.17	36,220,476	0.82	1.15	1.65	5.54	12.59
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	1,843,729	11.43	11.54	21,210,431	0.01	1.15	1.65	10.21	10.76
SAST SA Boston Company Capital Growth Portfolio Class 3	29,288	17.44	18.60	538,798	0.09	1.30	1.90	21.17	21.89
SAST SA Columbia Technology Portfolio Class 3	7,031	27.02	27.63	190,104	0.00	1.15	1.30	-3.88	33.11
SAST SA DFA Ultra Short Bond Portfolio Class 3	56,923	8.59	9.10	505,905	0.03	1.15	1.65	-9.04	-1.18
SAST SA Dogs of Wall Street Portfolio Class 3	74,886	24.47	26.08	1,938,614	2.25	1.30	1.90	16.30	17.00
SAST SA Federated Corporate Bond Portfolio Class 3	176,949	16.11	18.13	3,117,512	4.51	1.15	1.90	1.06	6.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,236	12.85	13.13	94,373	2.68	1.30	1.55	3.51	3.77
SAST SA Fixed Income Index Portfolio Class 3	4,255		10.02	42,630	0.00	1.15	1.30	0.16	0.20
SAST SA Franklin Small Company Value Portfolio Class 3	16,956	18.51	20.10	330,857	0.39	1.15	1.90	1.81	7.49
SAST SA Goldman Sachs Global Bond Portfolio Class 3	123,240	12.02	12.94	1,552,906	2.98	1.15	1.90	3.21	29.41
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,461		10.30	15,048	0.00		1.15		2.99
SAST SA Index Allocation 60-40 Portfolio Class 3	39,466	10.97	11.01	433,934	0.45	1.15	1.55	9.67	10.06
SAST SA Index Allocation 80-20 Portfolio Class 3	142,179	11.27	11.31	1,606,337	0.97	1.15	1.55	12.69	13.09
SAST SA Index Allocation 90-10 Portfolio Class 3	563,893	11.44	11.48	6,466,080	1.02	1.15	1.55	14.37	14.78
SAST SA International Index Portfolio Class 3	880		10.34	9,104	0.00		1.30		3.44
SAST SA Invesco Growth Opportunities Portfolio Class 3	2,940	22.12	22.63	65,349	0.00	1.15	1.30	3.18	22.94
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,291,189	13.22	13.47	17,272,557	0.98	1.15	1.55	8.30	34.68
SAST SA Janus Focused Growth Portfolio Class 3	17,257	19.17	20.43	348,761	0.00	1.30	1.90	27.39	28.16
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	59,487	17.91	18.69	1,092,156	1.50	1.15	1.55	2.94	12.52
SAST SA JPMorgan Emerging Markets Portfolio Class 3	20,297	12.93	13.77	277,098	1.88	1.30	1.90	39.26	40.10
SAST SA JPMorgan Equity-Income Portfolio Class 3	67,111	18.96	20.68	1,335,206	2.04	1.15	1.90	6.77	15.78
SAST SA JPMorgan Global Equities Portfolio Class 3	319		15.61	4,978	2.18		1.30		22.43
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	240,116	13.36	14.66	3,404,288	2.39	1.15	1.90	0.51	2.27
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,478	24.37	25.76	160,286	0.00	1.15	1.65	2.07	27.21
SAST SA Large Cap Index Portfolio Class 3	347		10.49	3,642	0.00		1.30		4.87
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	44,911	18.15	19.26	855,318	1.58	1.30	1.90	18.02	18.72
SAST SA Legg Mason Tactical Opportunities Class 3	2,755		10.29	28,331	0.14		1.15		2.85
SAST SA MFS Blue Chip Growth Portfolio Class 3	32,737	20.03	21.93	693,096	0.49	1.15	1.90	7.08	24.34
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	59,144	20.52	21.93	1,281,620	0.84	1.30	1.90	20.80	21.52
SAST SA MFS Telecom Utility Portfolio Class 3	1,893		19.46	36,825	2.42		1.30		13.24
SAST SA MFS Total Return Portfolio Class 3	41,469	16.92	17.32	703,882	2.65	1.15	1.30	4.92	10.50
SAST SA Mid Cap Index Portfolio Class 3	2,178		10.45	22,760	0.00		1.30		4.50
SAST SA Morgan Stanley International Equities Portfolio Class 3	58,849	11.52	12.26	714,257	1.00	1.30	1.90	22.40	23.13
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	53,832	18.75	20.42	1,066,784	0.85	1.15	1.90	3.45	14.39
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,633,718	12.83	13.13	21,292,596	0.19	1.15	1.65	14.29	31.28
SAST SA PineBridge High-Yield Bond Portfolio Class 3	39,223	15.18	16.63	630,137	7.36	1.15	1.90	-0.07	10.84
SAST SA Putnam International Growth and Income Portfolio Class 3	12,185	10.27	10.65	128,806	1.35	1.30	1.65	22.16	22.58
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,099,143	12.05	12.14	13,307,811	0.00	1.15	1.55	11.36	11.80
SAST SA Small Cap Index Portfolio Class 3	717		10.15	7,283	0.00		1.30		1.53
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	2,485		10.29	25,568	0.26		1.30		2.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,632,204	12.34	12.46	20,286,212	0.04	1.15	1.65	16.96	17.55
SAST SA Templeton Foreign Value Portfolio Class 3	44,335	11.58	12.57	539,649	2.68	1.15	1.90	19.18	25.74
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,224,848	13.85	14.48	60,636,054	1.17	1.15	1.90	10.94	17.70
SAST SA VCP Dynamic Strategy Portfolio Class 3	3,596,318	13.64	14.22	50,719,252	1.14	1.15	1.90	8.32	27.28
SAST SA VCP Index Allocation Portfolio Class 3	31,649		10.39	328,875	0.32	1.15	1.30	3.91	3.95
SAST SA WellsCap Aggressive Growth Portfolio Class 3	5,754	16.61	17.53	96,543	0.00	1.15	1.55	8.32	27.28
T Rowe Price Retirement 2015 Advisor Class	6,941,929	1.16	1.18	8,061,513	1.80	0.40	1.00	11.99	12.66

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
T Rowe Price Retirement 2020 Advisor Class	18,329,571	1.19	1.21	21,791,463	1.86	0.40	1.00	14.35	15.04
T Rowe Price Retirement 2025 Advisor Class	16,182,459	1.21	1.23	19,613,699	1.75	0.40	1.00	16.21	16.91
T Rowe Price Retirement 2030 Advisor Class	18,009,073	1.23	1.25	22,212,775	1.66	0.40	1.00	17.97	18.68
T Rowe Price Retirement 2035 Advisor Class	14,111,849	1.25	1.27	17,629,572	1.59	0.40	1.00	19.40	20.12
T Rowe Price Retirement 2040 Advisor Class	13,688,485	1.26	1.28	17,255,687	1.41	0.40	1.00	20.47	21.20
T Rowe Price Retirement 2045 Advisor Class	8,755,032	1.27	1.29	11,088,785	1.41	0.40	1.00	20.86	21.59
T Rowe Price Retirement 2050 Advisor Class	6,781,366	1.27	1.29	8,588,190	1.54	0.40	1.00	20.88	21.60
T Rowe Price Retirement 2055 Advisor Class	3,136,305	1.26	1.29	3,969,530	1.61	0.40	1.00	20.85	21.58
T Rowe Price Retirement 2060 Advisor Class	1,630,664		1.27	2,065,199	1.52	0.80	1.00	20.13	20.85
VALIC Company I Asset Allocation Fund	19,687,755	1.49	1.74	169,985,814	2.26	0.40	1.85	11.18	12.80
VALIC Company I Blue Chip Growth Fund	268,377,083	1.41	2.48	677,387,157	0.00	0.00	1.85	33.72	36.21
VALIC Company I Capital Conservation Fund	41,760,249	1.09	1.39	157,163,167	2.21	0.40	1.85	1.62	3.10
VALIC Company I Core Equity Fund	59,147,729	1.84	2.01	260,339,105	1.06	0.40	1.85	18.82	20.55
VALIC Company I Dividend Value Fund	211,950,225	1.87	2.08	749,009,037	1.85	0.40	1.85	15.91	17.60
VALIC Company I Dynamic Allocation Fund	184,019,647	1.34	1.44	256,696,371	1.84	0.40	1.85	17.98	19.74
VALIC Company I Emerging Economies Fund	705,849,703	0.87	1.12	827,618,593	1.38	0.40	1.85	38.69	40.70
VALIC Company I Global Real Estate Fund	202,170,993	1.44	1.60	305,291,918	4.25	0.40	1.85	11.76	13.39
VALIC Company I Global Strategy Fund	189,404,761	1.41	1.63	402,925,907	0.95	0.40	1.85	11.48	13.10
VALIC Company I Government Money Market I Fund	151,958,592	0.88	1.00	298,449,002	0.37	0.40	1.85	-1.46	-0.02
VALIC Company I Government Securities Fund	29,772,524	1.05	1.30	103,623,831	2.41	0.40	1.85	0.17	1.63
VALIC Company I Growth & Income Fund	27,155,285	1.75	1.94	122,471,889	1.13	0.40	1.85	18.85	20.58
VALIC Company I Growth Fund	500,617,337	2.05	2.14	1,156,870,571	0.73	0.40	1.85	27.86	29.72
VALIC Company I Health Sciences Fund	147,159,519	3.27	3.80	753,751,250	0.00	0.40	1.85	25.33	27.15
VALIC Company I Inflation Protected Fund	356,598,447	1.05	1.06	475,521,264	0.24	0.00	1.85	2.94	4.86
VALIC Company I International Equities Index Fund	592,146,213	1.02	1.25	1,314,892,996	2.33	0.40	1.85	22.08	23.86
VALIC Company I International Government Bond Fund	56,030,138	1.03	1.36	175,219,643	0.00	0.40	1.85	6.13	7.67
VALIC Company I International Growth Fund	128,589,034	1.24	1.37	429,090,653	1.41	0.40	1.85	25.30	27.12
VALIC Company I International Socially Responsible Fund	62,001,730	1.59	1.76	438,775,790	1.65	0.40	1.85	20.47	22.22
VALIC Company I International Value Fund	557,899,484	1.08	1.23	835,931,366	1.87	0.00	1.85	14.86	17.00
VALIC Company I Large Cap Core Fund	56,932,870	2.16	2.43	162,489,954	0.94	0.40	1.85	19.22	20.95
VALIC Company I Large Capital Growth Fund	192,008,244	1.83	1.86	433,864,557	0.69	0.40	1.85	26.20	28.03
VALIC Company I Mid Cap Index Fund	151,102,680	2.01	2.29	3,368,306,160	1.18	0.40	1.85	13.79	15.45
VALIC Company I Mid Cap Strategic Growth Fund	102,563,019	1.73	1.74	267,375,959	0.00	0.40	1.85	23.97	25.78
VALIC Company I Nasdaq-100 Index Fund	233,595,865	2.66	2.90	405,176,660	0.67	0.40	1.85	29.87	31.76
VALIC Company I Science & Technology Fund	171,772,064	2.47	2.73	1,235,770,150	0.00	0.40	1.85	38.74	40.75
VALIC Company I Small Cap Aggressive Growth Fund	46,038,834	2.13	2.50	135,783,972	0.00	0.40	1.85	35.36	37.33
VALIC Company I Small Cap Fund	56,550,062	1.86	2.04	319,532,678	0.29	0.40	1.85	12.62	14.26
VALIC Company I Small Cap Index Fund	150,551,361	1.88	2.02	1,116,403,270	1.05	0.40	1.85	12.29	13.92
VALIC Company I Small Cap Special Values Fund	108,543,231	1.97	2.26	235,467,713	1.00	0.60	1.85	9.22	10.58
VALIC Company I Small Mid Growth Fund	57,916,161	1.79	1.90	116,510,136	0.00	0.40	1.85	25.43	27.25
VALIC Company I Stock Index Fund	420,173,995	2.12	98.82	4,581,664,951	1.48	0.33	1.85	19.20	21.02
VALIC Company I Systematic Value Fund	23,917,635	1.94	1.98	53,146,967	1.37	0.40	1.85	15.98	17.67
VALIC Company I Value Fund	36,999,386	1.69	1.86	92,102,037	1.70	0.40	1.85	13.23	14.88
VALIC Company II Aggressive Growth Lifestyle Fund	175,049,393	1.64	1.73	597,400,403	1.79	0.15	1.60	14.42	16.09
VALIC Company II Capital Appreciation Fund	19,345,424	1.86	2.04	41,498,943	0.47	0.15	1.60	21.78	23.55
VALIC Company II Conservative Growth Lifestyle Fund	113,512,838	1.36	3.23	339,604,862	2.57	0.35	1.60	8.50	9.86
VALIC Company II Core Bond Fund	497,723,255	1.07	1.14	1,023,246,404	2.46	0.00	1.60	2.95	4.60
VALIC Company II Government Money Market II Fund	101,543,860	0.90	1.02	123,795,829	0.33	0.15	1.60	-1.26	0.18
VALIC Company II High Yield Bond Fund	173,436,602	1.35	1.64	495,903,122	4.63	0.15	1.60	6.20	7.75
VALIC Company II International Opportunities Fund	225,444,336	1.32	1.51	684,261,194	1.31	0.15	1.60	37.15	39.15
VALIC Company II Large Cap Value Fund	57,219,062	1.66	1.96	203,476,187	1.32	0.15	1.60	13.23	14.88
VALIC Company II Mid Cap Growth Fund	54,538,747	1.70	1.73	136,586,222	0.00	0.15	1.60	29.51	31.40
VALIC Company II Mid Cap Value Fund	134,638,078	1.83	1.92	876,439,667	0.57	0.15	1.60	12.66	14.30
VALIC Company II Moderate Growth Lifestyle Fund	273,875,279	1.53	1.74	927,236,654	2.12	0.15	1.60	11.81	13.44
VALIC Company II Small Cap Growth Fund	32,109,839	2.14	2.26	126,112,240	0.00	0.15	1.60	39.22	41.25
VALIC Company II Small Cap Value Fund	96,767,255	1.74	1.93	433,221,890	0.86	0.15	1.60	3.28	4.78
VALIC Company II Strategic Bond Fund	206,604,694	1.24	1.63	612,659,053	3.64	0.15	1.60	5.12	6.65
VALIC Company II U.S. Socially Responsible Fund	239,129,520	1.31	2.20	779,504,963	1.36	0.00	1.60	18.75	20.65
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	41,049,609	1.31	1.47	91,831,292	2.23	0.65	2.10	8.68	10.27
Vanguard LifeStrategy Growth Fund Investor Shares	94,056,973	1.60	2.86	250,146,680	2.22	0.85	2.10	16.74	18.21
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	101,919,583	1.46	1.54	255,132,358	2.24	0.65	2.10	12.66	14.30
Vanguard Long-Term Investment-Grade Fund Investor Shares	76,473,321	1.51	2.05	290,216,586	3.61	0.40	1.85	9.88	11.48
Vanguard Long-Term Treasury Fund Investor Shares	62,988,883	1.39	1.85	222,624,818	2.66	0.40	1.85	6.60	8.15
Vanguard Wellington Fund Investor Shares	426,658,543	1.24	1.69	1,988,511,026	2.48	0.00	2.10	12.35	14.72
Vanguard Windsor II Fund Investor Shares	397,426,878	1.73	1.93	1,798,668,358	1.97	0.65	2.10	14.36	16.03

53

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Holland Large Cap Growth Fund Investor Class	32,266,230	1.59	1.87	57,402,067	0.00	0.60	1.85	0.01	1.27
AST SA BlackRock Multi-Asset Income Portfolio Class 3	8,433		11.34	95,603	3.28		1.30		4.90
AST SA Wellington Capital Appreciation Portfolio Class 3	36,912	22.35	23.74	868,788	0.00	1.30	1.90	-0.18	0.42
AST SA Wellington Government and Quality Bond Portfolio Class 3	117,329	11.61	12.25	1,428,187	1.26	1.30	1.90	-2.67	-0.09
AST SA Wellington Natural Resources Portfolio Class 3	1,604		8.40	13,477	3.61		1.30		27.97
Ariel Appreciation Fund Investor Class	125,520,695	1.65	1.92	415,560,302	0.67	0.40	1.85	10.60	12.22
Ariel Fund Investor Class	127,747,087	1.70	1.81	438,241,476	0.29	0.40	1.85	13.45	15.10
FTVIP Franklin Allocation VIP Fund Class 2	266		13.16	3,499	3.54		1.30		11.72
FTVIP Franklin Income VIP Fund Class 2	46,142	13.38	14.17	645,658	5.09	1.30	1.90	11.88	12.55
Goldman Sachs VIT Government Money Market Fund Service Class	17,691	9.90	9.92	175,364	0.04	1.30	1.55	-1.00	-0.84
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	301,402,901	0.62	0.66	195,116,290	2.36	0.60	1.85	9.91	11.29
Invesco V.I. Comstock Fund Series II	56,339	15.82	16.70	931,540	1.47	1.30	1.90	14.79	15.48
Invesco V.I. Growth and Income Fund Series II	62,992	16.53	17.46	1,088,719	0.99	1.30	1.90	17.19	17.89
Lord Abbett Growth and Income Portfolio Class VC	6,154	14.58	14.86	91,268	2.67	1.30	1.55	15.32	15.61
SST SA Allocation Balanced Portfolio Class 3	34,416	14.14	14.40	491,121	1.74	1.30	1.55	3.62	3.88
SST SA Allocation Growth Portfolio Class 3	33,942	14.70	14.98	506,053	2.31	1.30	1.55	4.12	4.38
SST SA Allocation Moderate Growth Portfolio Class 3	52,648	13.96	14.39	739,763	1.76	1.30	1.65	3.93	4.29
SST SA Allocation Moderate Portfolio Class 3	56,236	14.24	14.49	803,369	1.87	1.30	1.55	3.95	4.21
SST SA Wellington Real Return Portfolio Class 3	45,485	10.98	11.46	515,635	0.00	1.30	1.90	1.75	2.36
SAST SA AB Growth Portfolio Class 3	11,303	19.08	19.74	222,745	0.00	1.30	1.65	0.88	1.24
SAST SA AB Small & Mid Cap Value Portfolio Class 3	16,090	20.38	21.51	342,554	0.17	1.30	1.90	22.31	23.04
SAST SA American Funds Asset Allocation Portfolio Class 3	180,815	14.96	15.81	2,808,498	2.14	1.30	1.90	7.69	7.77
SAST SA American Funds Global Growth Portfolio Class 3	37,883	15.53	16.41	617,828	2.01	1.30	1.90	-1.54	-0.95
SAST SA American Funds Growth Portfolio Class 3	30,147	16.52	17.43	520,813	0.35	1.30	1.90	7.13	7.77
SAST SA American Funds Growth-Income Portfolio Class 3	58,048	16.22	16.70	967,240	1.43	1.30	1.65	9.39	9.78
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	1,625,830	12.27	12.44	20,214,005	0.77	1.30	1.65	5.26	5.62
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	1,113,436	10.37	10.40	11,580,535	0.06	1.30	1.65	3.67	4.01
SAST SA Boston Company Capital Growth Portfolio Class 3	27,812	14.39	15.26	420,253	0.00	1.30	1.90	0.18	0.78
SAST SA Columbia Technology Portfolio Class 3	3,283	19.91	20.30	66,469	0.00	1.30	1.55	14.75	15.04
SAST SA DFA Ultra Short Bond Portfolio Class 3	22,197	8.69	8.96	209,131	0.00	1.30	1.65	-1.97	-1.63
SAST SA Dogs of Wall Street Portfolio Class 3	59,711	21.04	22.29	1,320,918	1.98	1.30	1.90	15.43	16.12
SAST SA Federated Corporate Bond Portfolio Class 3	126,890	15.97	16.88	2,115,527	3.91	1.30	1.90	4.29	7.08
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	4,272	12.41	12.65	53,937	2.05	1.30	1.55	6.70	6.96
SAST SA Franklin Small Company Value Portfolio Class 3	14,310	17.22	18.16	257,984	0.47	1.30	1.90	28.11	28.88
SAST SA Goldman Sachs Global Bond Portfolio Class 3	78,294	11.40	12.02	938,530	0.08	1.30	1.90	-0.95	-0.25
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,591		17.99	28,621	0.00		1.30		2.32
SAST SA Invesco VCP Equity-Income Portfolio Class 3	802,230	12.21	12.32	9,879,362	0.66	1.30	1.55	8.16	8.43
SAST SA Janus Focused Growth Portfolio Class 3	16,283	15.05	15.94	256,997	0.00	1.30	1.90	-3.54	-2.96
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	36,719	15.92	16.24	595,830	1.88	1.30	1.55	5.26	5.52
SAST SA JPMorgan Emerging Markets Portfolio Class 3	19,458	9.28	9.83	189,777	1.89	1.30	1.90	8.36	9.01
SAST SA JPMorgan Equity-Income Portfolio Class 3	62,380	16.38	17.23	1,066,113	1.95	1.30	1.90	13.10	13.78
SAST SA JPMorgan Global Equities Portfolio Class 3	141		12.75	1,800	0.61		1.30		4.04
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	150,574	11.65	13.90	2,067,602	1.99	1.30	1.90	1.18	1.79
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,481	19.16	19.73	67,576	0.00	1.30	1.65	-1.68	-1.34
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	39,617	15.38	16.23	636,897	0.71	1.30	1.90	12.17	12.84
SAST SA MFS Blue Chip Growth Portfolio Class 3	30,624	16.11	17.05	518,139	0.45	1.30	1.90	4.09	4.72
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	54,991	16.99	18.04	981,427	0.73	1.30	1.90	6.33	6.97
SAST SA MFS Telecom Utility Portfolio Class 3	2,333	16.74	17.18	39,868	4.37	1.30	1.55	8.60	8.87
SAST SA MFS Total Return Portfolio Class 3	29,294	15.02	15.32	480,060	2.72	1.30	1.55	7.13	7.40
SAST SA Morgan Stanley International Equities Portfolio Class 3	51,515	9.41	9.96	508,712	1.08	1.30	1.90	-4.04	-3.46
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	51,588	16.39	17.33	889,133	0.57	1.30	1.90	9.29	9.95
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,270,952	11.22	11.37	14,441,076	0.00	1.30	1.65	5.04	5.40
SAST SA PineBridge High-Yield Bond Portfolio Class 3	22,591	14.13	15.01	330,929	8.15	1.30	1.90	13.00	16.44
SAST SA Putnam International Growth and Income Portfolio Class 3	10,671	8.41	8.69	91,918	0.71	1.30	1.65	-0.40	-0.05
SAST SA Schroders VCP Global Allocation Portfolio Class 3	553,684	10.82	10.84	6,003,699	0.00	1.30	1.55	8.19	8.45
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	890,030	10.55	10.59	9,423,063	0.34	1.30	1.65	6.72	6.82
SAST SA Templeton Foreign Value Portfolio Class 3	40,197	9.72	10.24	408,274	1.91	1.30	1.90	-0.74	-0.15
SAST SA VCP Dynamic Allocation Portfolio Class 3	3,549,403	11.77	12.12	43,002,007	1.75	1.30	1.90	2.55	3.16
SAST SA VCP Dynamic Strategy Portfolio Class 3	2,976,061	11.75	12.07	35,910,454	1.67	1.30	1.90	3.18	3.80
SAST SA WellsCap Aggressive Growth Portfolio Class 3	5,710	13.05	13.34	74,893	0.00	1.30	1.55	5.47	5.73
T Rowe Price Retirement 2015 Advisor Class	5,704,323	1.04	1.05	5,915,079	2.31	0.40	1.00	5.97	6.61
T Rowe Price Retirement 2020 Advisor Class	13,032,049	1.04	1.05	13,544,551	2.00	0.40	1.00	6.09	6.72
T Rowe Price Retirement 2025 Advisor Class	9,816,678	1.04	1.05	10,232,738	1.84	0.40	1.00	6.18	6.82
T Rowe Price Retirement 2030 Advisor Class	9,928,524	1.04	1.06	10,376,356	1.78	0.40	1.00	6.35	6.99
T Rowe Price Retirement 2035 Advisor Class	7,748,441		1.05	8,104,234	1.68	0.60	1.00	6.29	6.71
T Rowe Price Retirement 2040 Advisor Class	7,310,704	1.05	1.06	7,646,811	1.46	0.40	1.00	6.27	6.91

54

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
T Rowe Price Retirement 2045 Advisor Class	4,316,183	1.05	1.06	4,519,088	1.45	0.40	1.00	6.41	7.04
T Rowe Price Retirement 2050 Advisor Class	2,927,475	1.05	1.06	3,065,383	1.49	0.40	1.00	6.39	7.03
T Rowe Price Retirement 2055 Advisor Class	1,140,956	1.05	1.06	1,194,321	1.44	0.40	1.00	6.39	7.03
T Rowe Price Retirement 2060 Advisor Class	708,969	1.05	1.06	742,650	1.21	0.80	1.00	6.38	7.02
VALIC Company I Asset Allocation Fund	20,870,982	1.34	8.95	160,419,945	2.03	0.60	1.85	5.35	6.67
VALIC Company I Blue Chip Growth Fund	296,981,404	1.85	2.00	556,809,759	0.00	0.60	1.85	-0.99	0.25
VALIC Company I Capital Conservation Fund	38,515,466	1.08	4.19	144,459,223	2.05	0.60	1.85	0.40	1.66
VALIC Company I Core Equity Fund	64,571,955	1.52	1.69	236,958,128	1.08	0.40	1.85	10.65	12.26
VALIC Company I Dividend Value Fund	223,573,305	1.59	1.80	675,597,795	2.12	0.40	1.85	14.58	16.25
VALIC Company I Dynamic Allocation Fund	205,756,033	1.14	1.19	241,268,323	2.00	0.60	1.85	2.93	4.22
VALIC Company I Emerging Economies Fund	733,157,892	0.62	0.81	614,843,884	2.60	0.40	1.85	9.44	11.03
VALIC Company I Global Real Estate Fund	244,712,308	1.29	1.38	327,651,930	3.14	0.60	1.85	0.40	1.66
VALIC Company I Global Strategy Fund	214,909,453	1.27	1.97	406,455,323	6.06	0.60	1.85	3.37	4.66
VALIC Company I Government Money Market I Fund	163,996,811	0.90	1.00	324,004,925	0.01	0.40	1.85	-1.82	-0.39
VALIC Company I Government Securities Fund	31,411,762	1.05	4.02	109,583,866	2.43	0.60	1.85	-0.63	0.62
VALIC Company I Growth & Income Fund	27,491,527	1.63	4.17	105,060,295	1.24	0.60	1.85	9.19	10.56
VALIC Company I Growth Fund	483,872,585	1.60	1.65	866,903,856	0.64	0.40	1.85	2.87	4.37
VALIC Company I Health Sciences Fund	165,775,531	2.61	4.30	671,812,946	0.00	0.60	1.85	-12.13	-11.03
VALIC Company I Inflation Protected Fund	321,032,128	1.03	1.34	412,297,625	1.22	0.60	1.85	1.90	3.18
VALIC Company I International Equities Index Fund	481,966,613	1.03	2.00	871,140,427	2.67	0.60	1.85	-0.59	0.65
VALIC Company I International Government Bond Fund	62,101,781	0.97	1.26	181,845,967	2.55	0.40	1.85	1.81	3.29
VALIC Company I International Growth Fund	138,846,105	1.09	2.88	368,095,001	1.44	0.60	1.85	-4.53	-3.33
VALIC Company I International Socially Responsible Fund	64,573,236	1.30	1.46	382,685,355	1.89	0.40	1.85	4.99	6.52
VALIC Company I International Value Fund	581,021,306	0.97	1.07	752,759,884	2.21	0.40	1.85	10.05	11.65
VALIC Company I Large Cap Core Fund	60,196,973	1.81	2.48	142,972,826	3.44	0.60	1.85	6.63	7.96
VALIC Company I Large Capital Growth Fund	207,313,236	1.43	1.47	368,041,985	0.89	0.40	1.85	4.21	5.72
VALIC Company I Mid Cap Index Fund	163,461,466	1.77	1.98	3,198,448,688	1.19	0.40	1.85	18.42	20.14
VALIC Company I Mid Cap Strategic Growth Fund	110,264,905		1.39	230,093,583	0.00	0.40	1.85	7.68	9.25
VALIC Company I Nasdaq-100 Index Fund	225,863,789	1.40	2.05	299,014,678	0.65	0.60	1.85	4.82	6.13
VALIC Company I Science & Technology Fund	179,094,645	1.78	1.94	920,374,886	0.00	0.40	1.85	5.37	6.90
VALIC Company I Small Cap Aggressive Growth Fund	49,417,602	1.57	2.25	106,752,000	0.00	0.60	1.85	-0.07	1.19
VALIC Company I Small Cap Fund	63,357,719	1.65	1.79	315,020,335	0.20	0.40	1.85	13.18	14.83
VALIC Company I Small Cap Index Fund	161,282,233	1.67	1.77	1,056,873,669	1.19	0.40	1.85	18.96	20.70
VALIC Company I Small Cap Special Values Fund	124,786,134	1.80	2.05	245,467,708	1.42	0.60	1.85	27.47	29.07
VALIC Company I Small Mid Growth Fund	62,534,119	1.42	1.65	99,380,094	0.00	0.60	1.85	-1.61	-0.37
VALIC Company I Stock Index Fund	438,663,027	1.77	81.66	3,985,297,949	2.44	0.33	1.85	9.56	11.23
VALIC Company I Systematic Value Fund	24,571,826	1.71	1.99	46,787,694	1.39	0.60	1.85	11.76	13.17
VALIC Company I Value Fund	41,890,640	1.64	2.30	91,300,280	1.48	0.60	1.85	11.24	12.63
VALIC Company II Aggressive Growth Lifestyle Fund	179,473,955	1.43	3.17	530,487,019	2.06	0.35	1.60	7.06	8.40
VALIC Company II Capital Appreciation Fund	20,863,767	1.68	1.87	36,509,166	0.38	0.35	1.60	0.44	1.70
VALIC Company II Conservative Growth Lifestyle Fund	118,462,070	1.25	2.94	323,748,368	2.78	0.35	1.60	4.95	6.27
VALIC Company II Core Bond Fund	449,371,836	1.11	1.47	892,797,494	2.08	0.15	1.60	1.80	3.29
VALIC Company II Government Money Market II Fund	109,867,124	0.91	1.30	134,153,010	0.01	0.35	1.60	-1.58	-0.34
VALIC Company II High Yield Bond Fund	168,773,678	1.27	2.87	449,284,525	4.03	0.35	1.60	11.11	12.50
VALIC Company II International Opportunities Fund	229,789,203	1.10	2.35	504,126,294	1.11	0.35	1.60	-2.13	-0.90
VALIC Company II Large Cap Value Fund	66,351,638	1.73	3.34	203,980,017	1.10	0.35	1.60	15.22	16.66
VALIC Company II Mid Cap Growth Fund	52,595,301	1.33	2.05	100,676,950	0.00	0.35	1.60	3.02	4.31
VALIC Company II Mid Cap Value Fund	160,086,694	1.63	1.68	919,346,687	0.26	0.15	1.60	12.26	13.89
VALIC Company II Moderate Growth Lifestyle Fund	280,843,771	1.37	3.22	842,935,369	2.20	0.35	1.60	6.69	8.02
VALIC Company II Small Cap Growth Fund	27,036,435	1.54	2.99	75,435,259	0.00	0.35	1.60	6.13	7.46
VALIC Company II Small Cap Value Fund	116,675,370	1.69	1.85	502,254,358	1.10	0.15	1.60	28.01	29.88
VALIC Company II Strategic Bond Fund	210,077,767	1.18	3.01	585,263,049	4.06	0.35	1.60	6.46	7.79
VALIC Company II U.S. Socially Responsible Fund	268,366,950	1.86	2.94	734,092,410	1.38	0.35	1.60	8.90	10.27
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	42,667,897	1.21	2.19	87,064,491	2.23	0.85	2.10	3.71	5.01
Vanguard LifeStrategy Growth Fund Investor Shares	96,702,868	1.37	2.42	218,344,085	2.26	0.85	2.10	6.08	7.41
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	102,772,385	1.30	2.36	226,264,382	2.23	0.85	2.10	4.91	6.23
Vanguard Long-Term Investment-Grade Fund Investor Shares	85,760,846	1.37	1.84	293,362,656	4.90	0.40	1.85	5.84	7.38
Vanguard Long-Term Treasury Fund Investor Shares	73,586,886	1.30	1.71	241,608,557	2.79	0.40	1.85	-0.66	0.79
Vanguard Wellington Fund Investor Shares	439,520,652	1.50	1.66	1,818,946,852	2.58	0.65	2.10	8.71	10.30
Vanguard Windsor II Fund Investor Shares	431,195,785	1.49	1.69	1,694,716,004	2.41	0.65	2.10	11.06	12.68

55

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31 2015
					Investme	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
					Ratio
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	(%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Holland Large Cap Growth Fund Investor Class	36,402,733	1.59	1.85	64,145,435	0.00	0.40	1.85	4.40	5.71
AST SA Wellington Capital Appreciation Portfolio Class 3	18,110	22.39	23.64	419,241	0.00	1.30	1.90	123.85	136.42
AST SA Wellington Government and Quality Bond Portfolio Class 3	26,489	11.72	12.26	321,685	1.54	1.30	1.90	22.58	31.52
Ariel Appreciation Fund Investor Class	126,206,611	1.49	1.71	374,596,539	0.98	0.40	1.85	-7.94	-6.59
Ariel Fund Investor Class	139,623,723	1.50	1.57	419,230,749	0.64	0.40	1.85	-5.86	-4.48
FTVIP Franklin Income VIP Fund Class 2	37,745	11.95	12.59	470,259	0.00	1.30	1.90	19.55	25.90
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	420,762,909	0.56	0.59	245,672,269	0.00	0.40	1.85	-18.00	-16.97
Invesco V.I. Comstock Fund Series II	18,575	13.79	14.46	265,303	2.49	1.30	1.90	37.85	44.64
Invesco V.I. Growth and Income Fund Series II	20,145	14.10	14.81	294,368	3.86	1.30	1.90	41.05	48.07
Lord Abbett Growth and Income Portfolio Class VC	799	12.64	12.85	10,147	0.00	1.30	1.90	26.42	28.51
SST SA Allocation Balanced Portfolio Class 3	4,272		13.65	58,297	2.67	1.30	1.90		36.48
SST SA Allocation Growth Portfolio Class 3	13,530	14.11	14.35	193,914	2.87	1.30	1.90	41.14	43.47
SST SA Allocation Moderate Growth Portfolio Class 3	36,024	13.43	13.79	484,576	2.77	1.30	1.90	34.35	37.94
SST SA Allocation Moderate Portfolio Class 3	2,515		13.70	34,448	2.61	1.30	1.90		36.99
SST SA Wellington Real Return Portfolio Class 3	11,926	10.79	11.19	131,683	6.79	1.30	1.90	7.88	11.91
SAST SA AB Growth Portfolio Class 3	3,638		19.49	70,932	0.00	1.30	1.90		94.95
SAST SA AB Small & Mid Cap Value Portfolio Class 3	4,448	16.66	17.48	76,754	0.46	1.30	1.90	66.63	74.78
SAST SA American Funds Asset Allocation Portfolio Class 3	6,262	14.29	14.68	89,751	2.63	1.30	1.90	42.85	46.77
SAST SA American Funds Global Growth Portfolio Class 3	10,098	15.78	16.57	165,932	0.88	1.30	1.90	57.78	65.68
SAST SA American Funds Growth Portfolio Class 3	11,930	15.42	16.17	191,834	1.06	1.30	1.90	54.21	61.69
SAST SA American Funds Growth-Income Portfolio Class 3	6,245	14.82	15.21	94,720	0.63	1.30	1.90	48.24	52.12
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	434,059	11.65	11.78	5,105,813	0.00	1.30	1.90	16.53	17.81
SAST SA Boston Company Capital Growth Portfolio Class 3	8,464	14.37	15.14	126,402	0.00	1.30	1.90	43.67	51.39
SAST SA Columbia Technology Portfolio Class 3	1,568	17.35	17.65	27,645	0.00	1.30	1.90	73.47	76.48
SAST SA DFA Ultra Short Bond Portfolio Class 3	5,360		9.11	51,222	0.00	1.30	1.90		-8.88
SAST SA Dogs of Wall Street Portfolio Class 3	9,124	18.23	19.19	173,246	2.14	1.30	1.90	82.27	91.95
SAST SA Federated Corporate Bond Portfolio Class 3	21,890	15.32	15.77	339,016	5.87	1.30	1.90	28.68	57.66
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	1,039	11.63	11.83	12,294	1.56	1.30	1.90	16.32	18.29
SAST SA Franklin Small Company Value Portfolio Class 3	5,641	13.44	14.09	78,711	0.10	1.30	1.90	34.43	40.91
SAST SA Goldman Sachs Global Bond Portfolio Class 3	12,116	11.51	12.05	146,688	0.00	1.30	1.90	20.51	53.25
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,178		17.59	20,723	0.00	1.30	1.90		75.86
SAST SA Invesco VCP Equity-Income Portfolio Class 3	388,539	11.25	11.36	4,413,177	0.23	1.30	1.90	12.54	13.60
SAST SA Janus Focused Growth Portfolio Class 3	6,677	15.60	16.43	108,366	0.00	1.30	1.90	55.98	64.29
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,276	15.12	15.39	111,895	0.00	1.30	1.90	51.22	53.86
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,195	8.57	9.02	55,196	2.46	1.30	1.90	-14.34	-9.84
SAST SA JPMorgan Equity-Income Portfolio Class 3	18,540	14.48	15.14	277,641	2.24	1.30	1.90	44.79	51.42
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	43,211	13.15	13.66	584,142	1.53	1.30	1.90	15.13	36.56
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	2,747	19.49	20.00	54,015	0.00	1.30	1.90	94.85	99.98
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	11,953	13.71	14.38	169,776	0.33	1.30	1.90	37.13	43.80
SAST SA MFS Blue Chip Growth Portfolio Class 3	6,778	15.48	16.28	108,678	0.23	1.30	1.90	54.77	62.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	17,316	15.98	16.87	287,880	0.85	1.30	1.90	59.78	68.67
SAST SA MFS Telecom Utility Portfolio Class 3	103		15.42	1,580	0.00	1.30	1.90		54.18
SAST SA MFS Total Return Portfolio Class 3	3,990	14.02	14.26	56,180	0.80	1.30	1.90	40.21	42.60
SAST SA Morgan Stanley International Equities Portfolio Class 3	9,898	9.81	10.32	100,711	2.60	1.30	1.90	-1.93	3.17
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	29,518	15.00	15.77	463,457	0.66	1.30	1.90	50.01	57.65
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	344,855	10.68	10.78	3,718,549	0.00	1.30	1.90	6.84	7.84
SAST SA PineBridge High-Yield Bond Portfolio Class 3	6,644	12.51	12.89	84,312	7.00	1.30	1.90	25.09	28.93
SAST SA Templeton Foreign Value Portfolio Class 3	10,671	9.79	10.26	108,148	2.85	1.30	1.90	-2.11	2.58
SAST SA VCP Dynamic Allocation Portfolio Class 3	1,807,599	11.47	11.75	21,227,843	1.14	1.30	1.90	14.73	17.49
SAST SA VCP Dynamic Strategy Portfolio Class 3	1,617,157	11.38	11.63	18,800,023	0.95	1.30	1.90	13.85	16.29
T Rowe Price Retirement 2015 Advisor Class	2,030,235		0.98	1,985,993	3.11	0.60	1.00	-1.99	-1.95
T Rowe Price Retirement 2020 Advisor Class	6,826,146		0.98	6,686,524	3.10	0.60	1.00	-1.83	-1.65
T Rowe Price Retirement 2025 Advisor Class	5,003,166	0.98	0.99	4,910,708	2.75	0.60	1.00	-1.58	-1.46
T Rowe Price Retirement 2030 Advisor Class	5,022,682	0.98	0.99	4,933,109	2.64	0.60	1.00	-1.50	-1.40
T Rowe Price Retirement 2035 Advisor Class	3,261,843	0.98	0.99	3,208,718	2.30	0.60	1.00	-1.31	-1.24
T Rowe Price Retirement 2040 Advisor Class	3,590,937	0.98	0.99	3,533,166	2.21	0.60	1.00	-1.26	-1.23
T Rowe Price Retirement 2045 Advisor Class	1,960,919	0.98	0.99	1,929,081	1.98	0.60	1.00	-1.29	-1.24
T Rowe Price Retirement 2050 Advisor Class	1,077,585	0.98	0.99	1,060,101	2.17	0.60	1.00		-1.23
T Rowe Price Retirement 2055 Advisor Class	544,450	0.98	0.99	535,675	2.12	0.60	1.00	-1.24	-1.23
T Rowe Price Retirement 2060 Advisor Class	445,270	0.98	0.99	438,354	1.84	0.60	1.00	-1.23	-0.66
VALIC Company I Asset Allocation Fund	22,848,552	1.27	8.39	164,771,108	2.12	0.40	1.85	-2.28	-1.05
VALIC Company I Blue Chip Growth Fund	315,722,066	1.03	1.87	594,477,478	0.00	0.00	1.85	2.90	9.00
VALIC Company I Capital Conservation Fund	43,743,787	1.07	4.12	163,371,798	2.01	0.40	1.85	-1.64	-0.40
VALIC Company I Core Equity Fund	71,810,755	1.36	1.53	236,139,646	0.97	0.40	1.85	-3.65	-2.24
VALIC Company I Dividend Value Fund	199,846,204	1.37	1.57	523,407,251	2.21	0.40	1.85	-2.48	-1.05
VALIC Company I Dynamic Allocation Fund	221,754,558	1.10	1.15	250,654,035	0.00	0.40	1.85	-6.32	-5.14

56

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31 2015
					Investme	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
					Ratio
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	(%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Emerging Economies Fund	660,910,371	0.56	0.74	501,780,320	2.35	0.40	1.85	-16.11	-14.88
VALIC Company I Global Real Estate Fund	275,159,684	1.29	1.36	363,703,122	2.70	0.40	1.85	-1.82	-0.58
VALIC Company I Global Strategy Fund	246,487,329	1.23	1.88	447,174,232	2.83	0.40	1.85	-6.50	-5.33
VALIC Company I Government Money Market I Fund	161,057,840	0.91	1.00	321,332,426	0.01	0.40	1.85	-1.82	-0.39
VALIC Company I Government Securities Fund	28,530,544	1.06	4.00	102,440,812	2.27	0.40	1.85	-1.04	0.21
VALIC Company I Growth & Income Fund	30,787,070	1.50	3.77	106,900,848	0.98	0.40	1.85	-1.92	-0.69
VALIC Company I Growth Fund	563,317,952	1.56	1.58	972,367,632	0.61	0.40	1.85	1.20	2.67
VALIC Company I Health Sciences Fund	198,619,038	2.97	4.84	908,213,668	0.00	0.40	1.85	10.59	11.98
VALIC Company I Inflation Protected Fund	349,403,515	0.82	1.01	436,497,104	1.93	0.00	1.85	-17.70	-4.79
VALIC Company I International Equities Index Fund	479,975,167	1.03	1.99	865,679,376	3.64	0.40	1.85	-2.82	-1.60
VALIC Company I International Government Bond Fund	51,940,666	0.96	1.22	147,455,407	2.62	0.40	1.85	-5.10	-3.71
VALIC Company I International Growth Fund	161,609,345	1.15	2.98	445,479,501	1.57	0.40	1.85	-2.31	-1.08
VALIC Company I International Socially Responsible Fund	63,101,430	1.22	1.39	351,899,865	2.16	0.40	1.85	-2.16	-0.73
VALIC Company I International Value Fund	629,024,693	0.82	0.97	734,683,542	2.91	0.00	1.85	-17.70	-9.01
VALIC Company I Large Cap Core Fund	70,024,026	1.70	2.29	154,650,837	1.08	0.40	1.85	1.16	2.43
VALIC Company I Large Capital Growth Fund	225,298,744	1.35	1.41	380,367,232	0.56	0.40	1.85	-1.84	-0.41
VALIC Company I Mid Cap Index Fund	171,943,269	1.49	1.65	2,837,815,823	1.06	0.40	1.85	-4.29	-2.89
VALIC Company I Mid Cap Strategic Growth Fund	122,905,459	1.27	1.29	236,154,244	0.00	0.40	1.85	-4.41	-3.01
VALIC Company I Nasdaq-100 Index Fund	230,783,788	1.32	1.95	288,931,614	0.91	0.40	1.85	7.19	8.54
VALIC Company I Science & Technology Fund	193,307,934	1.69	1.81	934,907,487	0.00	0.40	1.85	5.90	7.45
VALIC Company I Small Cap Aggressive Growth Fund	53,883,079	1.57	2.22	115,361,847	0.00	0.40	1.85	-0.36	0.89
VALIC Company I Small Cap Fund	69,598,178	1.46	1.56	302,832,444	0.00	0.40	1.85	-6.53	-5.16
VALIC Company I Small Cap Index Fund	168,425,599	1.40	1.47	916,967,370	1.10	0.40	1.85	-6.23	-4.86
VALIC Company I Small Cap Special Values Fund	124,945,522	1.41	1.58	191,258,568	1.00	0.40	1.85	-5.98	-4.80
VALIC Company I Small Mid Growth Fund	75,232,723	1.45	1.66	120,360,724	0.00	0.40	1.85	-2.46	-1.23
VALIC Company I Stock Index Fund	469,712,564	1.62	73.41	3,864,262,592	1.62	0.33	1.85	-0.80	0.72
VALIC Company I Systematic Value Fund	27,164,348	1.53	1.76	45,883,915	1.75	0.40	1.85	-3.14	-1.92
VALIC Company I Value Fund	46,550,338	1.47	2.04	90,361,531	1.53	0.40	1.85	-4.95	-3.76
VALIC Company II Aggressive Growth Lifestyle Fund	186,171,483	1.34	2.92	509,379,160	1.64	0.15	1.60	-2.47	-1.24
VALIC Company II Capital Appreciation Fund	23,015,325	1.67	1.84	39,744,607	0.32	0.15	1.60	4.12	5.43
VALIC Company II Conservative Growth Lifestyle Fund	122,366,806	1.19	2.76	315,811,195	2.26	0.15	1.60	-2.92	-1.70
VALIC Company II Core Bond Fund	478,175,881	0.99	1.09	931,326,862	1.96	0.00	1.60	-1.78	-1.47
VALIC Company II Government Money Market II Fund	137,896,669	0.92	1.31	169,405,376	0.01	0.15	1.60	-1.58	-0.34
VALIC Company II High Yield Bond Fund	151,445,812	1.14	2.55	357,920,693	4.76	0.15	1.60	-5.19	-4.00
VALIC Company II International Opportunities Fund	268,732,142	1.13	2.37	596,947,798	1.29	0.15	1.60	6.76	8.10
VALIC Company II Large Cap Value Fund	65,553,811	1.50	2.87	175,268,726	1.36	0.15	1.60	-4.33	-3.12
VALIC Company II Mid Cap Growth Fund	70,382,216	1.29	1.97	129,610,284	0.00	0.15	1.60	-2.51	-1.28
VALIC Company II Mid Cap Value Fund	164,205,676	1.45	1.48	832,661,394	0.21	0.15	1.60	-2.98	-1.56
VALIC Company II Moderate Growth Lifestyle Fund	284,833,140	1.28	2.98	794,250,082	1.84	0.15	1.60	-2.52	-1.30
VALIC Company II Small Cap Growth Fund	31,398,820	1.45	2.78	81,854,214	0.00	0.15	1.60	-2.80	-1.57
VALIC Company II Small Cap Value Fund	127,729,895	1.32	1.42	426,134,704	0.61	0.15	1.60	-8.00	-6.66
VALIC Company II Strategic Bond Fund	216,272,613	1.11	2.79	561,958,294	3.67	0.15	1.60	-3.49	-2.28
VALIC Company II U.S. Socially Responsible Fund	292,339,882	1.70	2.49	730,244,847	1.12	0.00	1.60	-0.49	0.36
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	42,527,347	1.17	2.08	82,922,231	2.16	0.65	2.10	-2.25	-1.02
Vanguard LifeStrategy Growth Fund Investor Shares	97,409,481	1.29	2.25	205,501,987	2.10	0.65	2.10	-3.23	-2.01
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	106,333,540	1.24	2.22	221,140,490	2.13	0.65	2.10	-2.64	-1.41
Vanguard Long-Term Investment-Grade Fund Investor Shares	73,061,910	1.30	1.71	233,832,782	4.64	0.40	1.85	-4.00	-2.60
Vanguard Long-Term Treasury Fund Investor Shares	71,630,465	1.31	1.70	234,777,345	2.78	0.40	1.85	-3.35	-1.93
Vanguard Wellington Fund Investor Shares	458,029,060	0.97	1.38	1,739,836,354	2.58	0.00	2.10	-2.02	-0.59
Vanguard Windsor II Fund Investor Shares	471,076,938	1.32	1.52	1,656,936,168	2.18	0.65	2.10	-5.23	-3.84

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

57

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7.Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2020, the date the financial statements were issued. While sufficient information is not available to adequately evaluate the short-term or long-term impact to the Company as a result of the economic and market activities associated with the 2020 outbreak of COVID-19 ("Coronavirus"), the current economic volatility and environment may adversely impact net assets for each sub-account.

58

The Variable Annuity Life Insurance Company

Audited Statutory Financial Statements

At December 31, 2019 and 2018 and

for each of the three years ended December 31, 2019

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

		Page
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report		2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2019 and 2018		4
Statutory Statements of Operations for the Years Ended December 31, 2019, 2018 and 2017		6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2019, 2018 and
	2017	7
Statutory Statements of Cash Flows for the Years Ended December 31, 2019, 2018 and 2017		8
NOTES TO STATUTORY FINANCIAL STATEMENTS
1.	Nature of Operations	9
2.	Summary of Significant Accounting Policies	9
3.	Investments	20
4.	Securities Lending and Repurchase Agreements	28
5.	Restricted Assets	32
6.	Subprime Mortgage Risk Exposure	32
7.	Derivatives	33

8.Information about Financial Instruments with Off-Balance Sheet Risk and

	Financial Instruments with Concentrations of Credit Risk	35
9.	Fair Value Measurements	36
10.	Aggregate Policy Reserves and Deposit Fund Liabilities	42
11.	Separate Accounts	43
12.	Reserves for Guaranteed Policy Benefits and Enhancements	45
13.	Reinsurance	46
14.	Federal Income Taxes	47
15.	Capital and Surplus	52
16.	Retirement Plans and Share-Based and Deferred Compensation Plans	53
17.	Debt	54
18.	Commitments and Contingencies	55
19.	Related Party Transactions	56
20.	Subsequent Events	60
21	Loan-Backed and Structured Security Impairments and Structured Notes
	Holdings	60
SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities		63
Supplemental Investment Risks Interrogatories		65
Supplemental Summary Investment Schedule		71

1

Report of Independent Auditors

To the

Board of Directors and Shareholder of

The Variable Annuity Life Insurance Company

We have audited the accompanying statutory financial statements of The Variable Annuity Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations

2

and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks

Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory- basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

3

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2019	2018
Admitted assets
Cash and investments
Bonds	$36,053	$35,775
Preferred stock	42	41
Common stock	116	21
Cash, cash equivalents and short-term investments	232	189
Mortgage loans	7,153	6,601
Real estate	5	29
Contract loans	576	609
Derivatives	248	213
Securities lending reinvested collateral assets	1,173	354
Other invested assets	1,039	962
Total cash and investments	46,637	44,794
Amounts receivable under reinsurance contracts	36	123
Deferred tax asset	72	49
Due and accrued investment income	615	618
Receivables from affiliates	89	166
Other assets	223	213
Separate account assets	38,158	32,491
Total admitted assets	$85,830	$78,454

See accompanying Notes to Statutory Financial Statements.

4

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except per share data)	2019	2018
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$37,001	$36,339
Liabilities for deposit-type contracts	5,442	5,238
Total policy reserves and contractual liabilities	42,443	41,577
Payable to affiliates	71	76
Interest maintenance reserve	111	83
Amounts withheld or retained by Company as agent or trustee and held for agents' account	28	27
Federal income taxes payable	32	57
Payable for securities lending	1,167	359
Repurchase agreements	15	39
Collateral for derivatives program	297	181
Accrued expenses and other liabilities	114	220
Net transfers to separate accounts due or accrued	197	114
Asset valuation reserve	597	541
Separate account liabilities	38,158	32,491
Total liabilities	83,230	75,765
Commitments and contingencies (see Note 18)
Capital and surplus
Common stock, $1 par value; 5,000,000 shares authorized; 3,575,000 issued and outstanding	4	4
Other than special deficit funds	(3)	(3)
Gross paid-in and contributed surplus	2,263	2,263
Unassigned surplus	336	425
Total capital and surplus	2,600	2,689
Total liabilities and capital and surplus	$85,830	$78,454

See accompanying Notes to Statutory Financial Statements.

5

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
(in millions)	2019	2018	2017
Revenues
Premiums and annuity considerations	$4,619	$4,617	$4,203
Net investment income	2,154	2,189	2,080
Amortization of interest maintenance reserve	26	33	26
Reserve adjustments on reinsurance ceded	(40)	499	-
Commissions and expense allowances	-	1	-
Separate account fees	407	363	350
Other income	230	243	230
Total revenues	7,396	7,945	6,889
Benefits and expenses
Annuity benefits	608	538	535
Surrender benefits	6,297	6,448	5,700
Other benefits	187	103	156
Change in reserves	657	537	507
Commissions	173	182	164
General insurance expenses	365	333	265
Net transfers from separate accounts	(1,667)	(1,200)	(1,513)
Other expenses	113	119	117
Total benefits and expenses	6,733	7,060	5,931
Net gain from operations before federal income taxes	663	885	958
Federal income tax expense	303	189	218
Net gain from operations	360	696	740
Net realized capital gains (losses), net of tax	71	(14)	(100)
Net income	$431	$682	$640
See accompanying Notes to Statutory Financial Statements.

6

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

		Other Than
		Special	Gross Paid-
		Surplus	In and		Total
	Common	(Deficit)	Contributed	Unassigned	Capital and
(in millions)	Stock	Funds	Surplus	Surplus	Surplus
Balance, January 1, 2017	$4	$(3)	$2,286	$101	$2,388
Net income	-	-	-	640	640
Change in net unrealized capital gains (losses)	-	-	-	(8)	(8)
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	88	88
Change in deferred tax	-	-	-	(255)	(255)
Change in non-admitted assets	-	-	-	234	234
Change in reserve on account of change in valuation basis	-	-	-	(5)	(5)
Change in asset valuation reserve	-	-	-	28	28
Change in surplus from separate accounts	-	-	-	4	4
Other changes in surplus in separate accounts	-	-	-	(4)	(4)
Dividends to stockholder	-	-	-	(346)	(346)
Return of capital	-	-	(23)	-	(23)
Prior period corrections (see Note 2)	-	-	-	73	73
Other changes	-	-	-	(14)	(14)
Balance, December 31, 2017	$4	$(3)	$2,263	$536	$2,800
Net income	-	-	-	682	682
Change in net unrealized capital gains (losses)	-	-	-	41	41
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	(73)	(73)
Change in deferred tax	-	-	-	(16)	(16)
Change in non-admitted assets	-	-	-	(81)	(81)
Change in asset valuation reserve	-	-	-	(15)	(15)
Change in surplus from separate accounts	-	-	-	-	-
Other changes in surplus in separate accounts	-	-	-	-	-
Dividends to stockholder	-	-	-	(649)	(649)
Balance, December 31, 2018	$4	$(3)	$2,263	$425	$2,689
Net income	-	-	-	431	431
Change in net unrealized capital gains (losses)	-	-	-	(3)	(3)
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	59	59
Change in deferred tax	-	-	-	260	260
Change in non-admitted assets	-	-	-	(125)	(125)
Change in asset valuation reserve	-	-	-	(56)	(56)
Change in surplus from separate accounts	-	-	-	52	52
Other changes in surplus in separate accounts	-	-	-	(52)	(52)
Cumulative effect of changes in accounting principles	-	-	-	(28)	(28)
Dividends to stockholder	-	-	-	(622)	(622)
Prior period corrections (see Note 2)	-	-	-	(5)	(5)
Balance, December 31, 2019	$4	$(3)	$2,263	$336	$2,600

See accompanying Notes to Statutory Financial Statements.

7

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(in millions)	2019	2018	2017
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$4,619	$5,209	$4,203
Net investment income collected	2,015	1,861	1,849
Other income	598	526	576
Total revenue received	7,232	7,596	6,628
Benefits paid	7,005	7,210	6,386
Net transfers from separate accounts	(1,750)	(1,332)	(1,518)
Commissions and expenses paid	655	635	554
Federal income taxes paid	362	139	240
Total benefits and expenses paid	6,272	6,652	5,662
Net cash provided by operations	960	944	966
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	6,653	8,272	9,315
Stocks	19	1	1
Mortgage loans	619	467	1,303
Real estate	39	-	27
Other invested assets	507	869	3,306
Miscellaneous proceeds	206	203	112
Total proceeds from investments sold, matured or repaid	8,043	9,812	14,064
Cost of investments acquired:
Bonds	6,711	8,425	9,441
Stocks	41	9	4
Mortgage loans	1,146	1,301	2,054
Real estate	1	-	38
Other invested assets	606	478	3,195
Securities lending reinvested collateral assets	819	-	-
Miscellaneous purchases	-	6	78
Total cost of investments acquired	9,324	10,219	14,810
Net adjustment in contract loans	(33)	(44)	(30)
Net cash used in investing activities	(1,248)	(363)	(716)
Cash from financing and miscellaneous sources
Cash provided (applied):
Return of capital	-	-	(23)
Net deposits on deposit-type contracts	61	264	146
Dividends to Parent	(622)	(649)	(346)
Change in securities lending payable	808	112	2
Other, net	84	(254)	(36)
Net cash provided (used) in financing and miscellaneous activities	331	(527)	(257)
Net increase in cash, cash equivalents and short-term investments	43	54	(7)
Cash, cash equivalents and short-term investments at beginning of year	189	135	142
Cash, cash equivalents and short-term investments at end of year	$232	$189	$135

Non-cash investing/financing activities, excluded from above:
Non-cash transfer from Bonds to Stocks	$15	$-	$-
Non-cash transfer from Mortgage Loans to Real Estate – Reserve at Park Ten	15	-	-
Non-cash transfer from Other Invested Assets to Mortgage Loans	10	-	-
Non-cash Fortitude Re settlement	3	12	-
Non-cash transfer from Other Invested Assets to Stocks	2	-	-
Non-cash Pinebridge sale	-	59	-
Non-cash AIG Global Real Estate transactions	-	178	-

See accompanying Notes to Statutory Financial Statements.

8

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company (VALIC or the Company) is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of its consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 50 states and the District of Columbia.

The Company is a leading provider of defined contribution retirement savings plans sponsored by education, not-for- profit and government organizations. Primary products include fixed and variable annuities, and mutual funds and plan administrative and compliance services. The Company utilizes career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual annuity deposits for any individual advisor in 2019 or 2018 represented more than 10 percent of total annuity deposits.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

In February 2018, VALIC and its U.S. life insurance company affiliates, American General Life Insurance Company (AGL) and The United States Life Insurance Company in the City of New York (USL) each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 13 – Reinsurance for further details relating to this agreement.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining

9

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

Effective December 31, 2017, VALIC received approval from the TDI to apply a permitted practice in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019. The permitted practice allowed VALIC to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge was effective for certain interest rate swaps and swaptions that were used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps and swaptions that VALIC determined were effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86. Upon adoption, the effect of the original permitted practice was reported as a change in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors".

Upon expiration of the above permitted practice for swaps and swaptions subsequent to September 30, 2019, VALIC applied the guidance in SSAP No. 86 and recognized this change in accounting principle as of the beginning of the year (i.e., January 1, 2019), as required by SSAP 3, which decreased the Company's surplus by approximately $28 million at January 1, 2019. Subsequent to January 1, 2019, application of guidance in SSAP 86 to the Company's hedging instruments (swaps and swaptions) increased VALIC's surplus by approximately $60 million, primarily due to the recognition of unrealized gains. VALIC intends to begin prospectively accounting for the subject interest rate derivatives that hedge interest rate risk related to guaranteed minimum withdrawal benefits under SSAP 108 guidance effective April 1, 2020. The adoption of SSAP 108 will coincide with the implementation of the related reserve guidance in the NAIC Valuation Manual (VM) subsection 21 (VM 21), Requirements for Principle-Based Reserves for Variable Annuities.

The Insurance Commissioner of State of Texas has the right to permit other specific practices that deviate from prescribed practices.

The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2019	2018	2017
NET INCOME
State basis		$431	$682	$640
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges - NII	86	-	-	6
Effective interest rate hedges - RG(L)		-	3	(3)
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R	-	-	-
Net income, NAIC SAP		$431	$685	$643
SURPLUS
State basis		$2,600	$2,689	$2,800
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges	86	-	(35)	23
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R	-	-	-
Statutory capital and surplus, NAIC SAP		$2,600	$2,654	$2,823

In the event VALIC had not employed any or all of these permitted and prescribed practices, VALIC's risk-based capital (RBC) would not have triggered a regulatory event.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

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Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•application of other-than-temporary impairments (OTTI);

•estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•fair value measurements of certain financial assets; and

•policy reserves for life and annuity, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Risk-based capital (RBC) charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

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Short sale is the sale of a security which is not owned by the company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non- insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non- insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2019.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write- down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets amounted to $644 million and $519 million at December 31, 2019 and 2018, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest- related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43).

Policy reserves are established according to different methods.

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. $131 million in cash flow testing reserves were held at December 31, 2019.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB), which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of: (1) the contract holder's account value or (2) a GMDB, which varies by product. Depending on the product, the GMDB may

14

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3 percent per annum (subject to certain caps). Death benefits on GMDB policies reduce on a proportional basis when a partial withdrawal occurs. This applies to all contracts issued in states where the proportional GMDB is approved except where precluded by contract for a very limited number of groups. Prior to December 2003, the Company sold variable annuity contracts containing a GMDB where the death benefits reduce on a dollar-for-dollar basis when a partial withdrawal occurs.

The guaranteed minimum withdrawal benefit (GMWB) is a feature the Company offers on certain variable annuity products. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual stream of income payments for life or other specified period, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided.

In addition, the Company is a reinsurer for the guaranteed minimum income benefit (GMIB), GMWB and GMDB on certain variable annuities issued in Japan by MetLife Insurance K.K. (MetLife in Japan). The GMIB is an optional feature that guarantees that the income benefit upon annuitization will not be less than the guaranteed income benefit even if the accumulation value of the contract falls to zero. New business under these reinsurance agreements was no longer accepted after March 31, 2009.

All direct and assumed GMIB, GMWB and GMDB benefits are included in the calculation of the policy reserves for variable annuities pursuant to AG 43.

AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with guaranteed death and living benefits. These reserves are derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG 43. The greater of these two reserve balances is the AG 43 reserve.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2019, one out-of-period error was identified and corrected, which increased reserves relating to fixed indexed annuities due to an incorrect application of incident rates and decreased unassigned surplus by $5 million.

There was no correction of errors related to prior period in 2018.

In 2017, certain prior year errors were identified and corrected, which increased unassigned surplus by $73 million on a pre-tax basis or $48 million after tax. The most significant of these were decreases in reserves for fixed index annuities.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 – 6" by the NAIC,

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to- maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation

18

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non- admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

19

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

		Gross	Gross
	Statement	Unrealized	Unrealized
(in millions)	Value	Gains	Losses	Fair Value
December 31, 2019
Bonds:
U.S. government obligations	$678	$82	$(2)	$758
All other governments	1,102	100	(6)	1,196
States, territories and possessions	315	26	(1)	340
Political subdivisions of states, territories and possessions	191	28	-	219
Special revenue	3,798	226	(8)	4,016
Industrial and miscellaneous	28,685	1,932	(86)	30,531
Hybrid securities	136	13	-	149
Bank loans	1,148	2	(19)	1,131
Total bonds	36,053	2,409	(122)	38,340
Preferred stock	42	16	-	58
Common stock*	116	-	-	116
Total equity securities	158	16	-	174
Total	$36,211	$2,425	$(122)	$38,514
December 31, 2018
Bonds:
U.S. government obligations	$631	$56	$(9)	$678
All other governments	1,197	16	(40)	1,173
States, territories and possessions	278	5	(5)	278
Political subdivisions of states, territories and possessions	168	12	(1)	179
Special revenue	3,706	70	(86)	3,690
Industrial and miscellaneous	28,396	822	(649)	28,569
Hybrid securities	104	4	(1)	107
Bank loans	1,295	2	(22)	1,275
Total bonds	35,775	987	(813)	35,949
Preferred stock	41	5	-	46
Common stock*	21	-	-	21
Total equity securities	62	5	-	67
Total	$35,837	$992	$(813)	$36,016

*At December 31, 2019, the Company held $97 million of investments in affiliates. At December 31, 2018, the Company had no net investments in the common stock of affiliates.

 Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by

20

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
Bonds:
U.S. government obligations	$103	$(2)	$-	$-	$103	$(2)
All other governments	21	-	27	(5)	48	(5)
States, territories and possessions	33	(1)	-	-	33	(1)
Political subdivisions of states, territories and possessions	5	-	-	-	5	-
Special revenue	346	(7)	137	(1)	483	(8)
Industrial and miscellaneous	1,842	(54)	792	(34)	2,634	(88)
Hybrid securities	7	-	1	-	8	-
Bank loans	877	(19)	-	-	877	(19)
Total bonds	3,234	(83)	957	(40)	4,191	(123)
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Total equity securities	-	-	-	-	-	-
Total	$3,234	$(83)	$957	$(40)	$4,191	$(123)
December 31, 2018
Bonds:
U.S. government obligations	$1	$-	$139	$(9)	$140	$(9)
All other governments	515	(16)	296	(24)	811	(40)
States, territories and possessions	168	(5)	21	-	189	(5)
Political subdivisions of states, territories and possessions	23	-	14	(1)	37	(1)
Special revenue	468	(11)	1,540	(74)	2,008	(85)
Industrial and miscellaneous	7,324	(282)	5,608	(373)	12,932	(655)
Hybrid securities	28	(1)	8	(1)	36	(2)
Bank loans	739	(22)	-	-	739	(22)
Total bonds	9,266	(337)	7,626	(482)	16,892	(819)
Preferred stock	-	-	-	-	-	-
Common stock	1	-	-	-	1	-
Total equity securities	1	-	-	-	1	-
Total	$9,267	$(337)	$7,626	$(482)	$16,893	$(819)

As of December 31, 2019 and 2018, the number of bonds and equity securities in an unrealized loss position was 660 and 2,181, respectively. Bonds comprised 656 of the total of which 157 were in a continuous loss position greater than 12 months at December 31, 2019. Bonds comprised 2,177 of the total of which 799 were in a continuous loss position greater than 12 months at December 31, 2018.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2019 and 2018, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

21

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2019
Due in one year or less	$938	$949
Due after one year through five years	4,794	4,904
Due after five years through ten years	7,344	7,829
Due after ten years	10,292	11,175
LBaSS	12,695	13,495
Total	$36,063	$38,352

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $88 million and $83 million at December 31, 2019 and 2018, respectively which is the fair value. At December 31, 2019 and 2018, the Company had no income excluded from due and accrued for bonds.

At December 31, 2019, the Company's bond portfolio included bonds totaling $1.3 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries. At December 31, 2018, the Company's bond portfolio included bonds totaling $2.6 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 6 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2019	2018
Consumer cyclical	21.4%	22.3%
Consumer Noncyclical	22.1	19.6
Energy	11.6	12.4
Capital Goods	10.4	-

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2019		December 31, 2018
	Statement		Statement
(in millions)	Value	Fair Value	Value	Fair Value
Loan-backed and structured securities	$12,695	$13,495	$14,133	$14,612

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third- party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

22

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2019 and 2018, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2019 and 2018, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2019, 2018 and 2017, the Company recognized total OTTI of $8.1 million, $15 million and $17 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2019 and 2018, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
LBaSS	$1,170	$(18)	$554	$(10)	$1,724	$(28)
December 31, 2018
LBaSS	$2,266	$(41)	$2,860	$(129)	$5,126	$(170)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2019	2018
Balance, beginning of year	$429	$529
Increases due to:
Credit impairment on new securities subject to impairment losses	4	6
Additional credit impairment on previously impaired investments	4	9
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	49	115
Balance, end of year	$388	$429

See Note 21 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2019.

Mortgage Loans

Mortgage loans had outstanding principal balances of $7.2 billion and $6.7 billion at December 31, 2019 and 2018, respectively. Contractual interest rates range from 1.75 percent to 8.55 percent. The mortgage loans at December 31, 2019 had maturity dates ranging from 2020 to 2055.

23

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

	December 31,
	2019	2018
Geographic distribution:
Mid-Atlantic	31.5%	29.6%
Pacific	19.0	20.8
Foreign	15.3	13.6
South Atlantic	12.4	12.8
West South Central	5.9	6.3
East North Central	6.4	6.2
New England	5.5	6.1
Mountain	3.2	3.6
East South Central	0.6	0.7
West North Central	0.2	0.3
Total	100.0%	100.0%
Property type distribution:
Multi-family	34.2%	29.5%
Office	27.2	26.7
Retail	17.3	19.4
Hotel/Motel	8.6	9.4
Industrial	5.0	5.5
Other	7.7	9.5
Total	100.0%	100.0%

At December 31, 2019, there were 121 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 74 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2019 and 2018:

		Years Ended December 31,
	2019			2018
(in millions)	Maximum	Minimum	Maximum		Minimum
Multi-family	5.42%	2.05%	5.68%		2.05%
Retail	6.36	6.36	5.48		3.82
Office	4.66	1.75	5.10		3.66
Hotel	-	-	4.80		4.40
Industrial	-	-	2.11		2.11
Other	5.74	2.99	5.51		2.10

The Company did not reduce any interest rates during 2019 and 2018.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 85.0 percent and 95.0 percent in 2019 and 2018, respectively.

At December 31, 2019, the Company held $15 million in impaired mortgages with no related allowances for credit losses and $15 million in impaired loans without a related allowance. At December 31, 2018, the Company held no impaired mortgages with or without related allowances for credit losses. The Company's average recorded investment in impaired loans was $7 million and $19 million, at December 31, 2019 and 2018, respectively. The Company recognized $1 million of interest income for 2019, no interest income for 2018 and $2 million in 2017. The Company recognizes interest income on its impaired mortgage loans upon receipt.

24

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

		December 31,
(in millions)	2019	2018	2017
Balance, beginning of year	$49	$43	$44
Additions (reductions) charged to unrealized capital loss	-	6	5
Direct write-downs charged against allowance	(2)	-	(6)
Balance, end of year	$47	$49	$43

During 2019, the Company derecognized $15 million mortgage loans and recognized $15 million real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

		December 31,
(in millions)		2019	2018
Current		$7,149	$6,600
30	- 59 days past due	2	1
60	- 89 days past due	1	-
90	- 179 days past due	-	-
Greater than 180 days past due		1	-
Total		$7,153	$6,601

At December 31, 2019 and 2018, the Company had mortgage loans outstanding under participant or co-lender agreements of $5.3 billion and $4.9 billion, respectively.

In addition, the Company had $15 million in restructured loans for 2019 and had no restructured loans at December 31, 2018.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2019 and 2018. In 2019, the Company had no outstanding commitment to debtors that hold loans with restructured terms. In 2018, the Company had no outstanding commitment to debtors that hold loans with restructured terms.

Real Estate

The following table presents the components of the Company's investment in real estate:

	December 31,
(in millions)	2019	2018
Properties occupied by the Company	$5	$4
Properties held for production of income	-	-
Properties held for sale	-	25
Total	$5	$29

In 2019, the Company recognized $1 million loss on the sale of real estate property. In 2018 the Company did not recognize any gains or losses, and in 2017, the Company recognized $10 million in gains on the sale of real estate property. The Company did not recognize any impairment write-downs for 2019. The Company recognized $12 million

25

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

in impairment write-downs for its investments in real estate during 2018 and did not recognize any impairments write- downs during 2017.

Other Invested Assets

The following table presents the components of the Company's other invested assets:

	December 31,
(in millions)	2019	2018
Investments in limited liability companies	$253	$328
Investments in limited partnerships	519	372
Other unaffiliated investments	219	191
Receivable for securities	45	79
Initial margin for futures	4	4
Non-admitted assets	(1)	(12)
Total	$1,039	$962

The Company utilizes the look-through approach in valuing its investments in affiliated real estate investments which had an aggregate value of $265 million at December 31, 2019. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities including adjustments of SCA entities and/or non-SCA entities. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures and partnerships of $32 million, $19 million and $30 million during 2019, 2018 and 2017, respectively.

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2019	2018	2017
Bonds	$1,735	$1,767	$1,585
Preferred stocks	2	2	2
Common stocks	1	-	-
Cash and short-term investments	25	2	1
Mortgage loans	303	296	255
Real estate	6	8	5
Contract loans	30	31	33
Derivatives	53	56	(24)
Investment income from affiliates	54	36	212
Other invested assets	35	61	82
Gross investment income	2,244	2,259	2,151
Investment expenses	(90)	(70)	(71)
Net investment income	$2,154	$2,189	$2,080

* Includes amounts for the occupancy of Company-owned property of $1 million in 2019, none in 2018 and $1 million in 2017.

26

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$70	$(64)	$(26)
Preferred stocks	3	-	-
Common stocks	(1)	-	-
Cash and short-term investments	-	2	(7)
Mortgage loans	(28)	(13)	(8)
Real estate	(1)	(12)	10
Derivatives	74	37	(93)
Other invested assets	41	10	(13)
Realized capital gains (losses)	158	(40)	(137)
Federal income tax (expense) benefit	(33)	8	48
Net (gains) losses transferred to IMR	(54)	18	(11)
Net realized capital gains (losses)	$71	$(14)	$(100)

During 2019, 2018 and 2017, the Company recognized $24 million, $44 million and $44 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years Ended December 31,
(in millions)	2019	2018	2017
Proceeds	$2,900	$3,323	$2,493
Gross realized capital gains	$139	$35	$67
Gross realized capital losses	(39)	(60)	(26)
Net realized capital gains (losses)	$100	$(25)	$41

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$27	$(72)	$112
Preferred and common stocks	(30)	25	(2)
Mortgage loans	55	(45)	47
Derivatives	67	80	(70)
Other invested assets	(31)	(33)	24
Federal income tax benefit (expense)	(32)	13	(31)
Net change in unrealized gains (losses) of investments	$56	$(32)	$80

27

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(in millions)		(in millions)

	2019	2018	2019	2018	2019	2018
Bonds -AC	6	14	$17	$117	$17	$115
LB&SS -AC	-	-	-	-	-	-
Preferred Stock -AC	-	2	-	4	-	6
Preferred Stock -FV	-	-	-	-	-	-
Total	6	16	$17	$121	$17	$122

AC-Amortized Cost

FV-Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2019 and 2018, the Company had bonds loaned with a fair value of approximately $1.1 billion and $351 million, respectively, to unaffiliated parties as part of the securities lending program. These loaned securities are classified as bonds on the Company's balance sheet.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
30 days or less	$218	$25
31 to 60 days	416	56
61 to 90 days	533	278
Greater than 90 days	-	-
Subtotal	1,167	359
Securities collateral received	-	-
Total collateral received	$1,167	$359

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$1,173	$1,173	$354	$354
Subtotal	1,173	1,173	354	354
Securities collateral received	-	-	-	-
Total collateral reinvested	$1,173	$1,173	$354	$354

Repurchase Agreements

At December 31, 2019 and 2018, bonds with a fair value of approximately $27 million and $40 million respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

28

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
Open positions	$-	$39
30 days or less	-	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	15	-
Subtotal	15	39
Securities collateral received	-	-
Total collateral received	$15	$39

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

			FIRST		SECOND		THIRD		FOURTH
(in millions)			QUARTER		QUARTER		QUARTER		QUARTER
a. Maximum Amount
1.	Open - No Maturity			$39		$28		$8	$37
2.	Overnight			15		9		5	37
3.	2 Days to 1 Week			4		22		-	15
4.	> 1 Week to 1 Month			-		-		-	-
5.	> 1 Month to 3 Months			-		-		-	-
6.	> 3 Months to 1 Year			-		-		-	-
7.	> 1	Year		-		-		-	-
b. Ending Balance
1.	Open - No Maturity			$20		$8		$7	$-
2.	Overnight			-		-		-	-
3.	2 Days to 1 Week			-		-		-	15
4.	> 1	Week to 1 Month		-		-		-	-
5.	> 1	Month to 3 Months		-		-		-	-
6.	> 3 Months to 1 Year			-		-		-	-
7.	> 1	Year		-		-		-	-

The following table presents the Company's liability to return collateral for the year ended December 31, 2019:

		FIRST		SECOND		THIRD		FOURTH
(in millions)		QUARTER		QUARTER		QUARTER		QUARTER
a. Maximum Amount
1.	Cash (Collateral - All)		$59		$59		$13	$89
2.	Securities Collateral (FV)		-		-		-	-
b. Ending Balance
1.	Cash (Collateral - All)		$20		$8		$7	$15
2.	Securities Collateral (FV)		-		-		-	-

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

29

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$25	$27	$41	$40
Greater than three years	-	-	-	-
Subtotal	25	27	41	40
Securities collateral received	-	-	-	-
Total collateral reinvested	$25	$27	$41	$40

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		FIRST		SECOND		THIRD	FOURTH
(in millions)		QUARTER		QUARTER		QUARTER	QUARTER
a. Maximum Amount
1.	BACV		$-		$-	$-	$-
2.	Nonadmitted - Subset of BACV		-		-	-	-
3.	Fair Value		-		-	-	-
b. Ending Balance
1.	BACV		$20		$12	$15	$25
2.	Nonadmitted - Subset of BACV		-		-	-	-
3.	Fair Value		21		12	15	27

30

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		1		2		3	4
(in millions)		None		NAIC 1		NAIC 2	NAIC 3
Ending Balance
a. Bonds - BACV			$-		$6	$2	$8
b. Bonds - FV			-		7	2	9
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			-		6	2	8
q. Total Assets - FV			-		7	2	9

		5		6		7	8
(in millions)		NAIC 4		NAIC 5		NAIC 6	Non-Admitted
Ending Balance
a. Bonds - BACV			$9		$-	$-	$-
b. Bonds - FV			9		-	-	-
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			9		-	-	-
q. Total Assets - FV			9		-	-	-

31

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company's restricted assets:

	December 31,
(in millions)	2019	2018
On deposit with states	$3	$3
Securities lending	1,019	338
Collateral held on securities lending	1,167	359
FHLB stock and collateral pledged	472	486
Subject to repurchase agreements	25	41
Collateral for derivatives	17	37
Other restricted assets	251	2
Total	$2,954	$1,266

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•An interest rate above prime to borrowers who do not qualify for prime rate loans;

•Borrowers with low credit ratings (FICO scores);

•Interest-only or negative amortizing loans;

•Unconventionally high initial loan-to-value ratios;

•Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•Borrowers with less than conventional documentation of their income and/or net assets;

•Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

•Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

32

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company's investments with subprime exposures:

		Book
		Adjusted		OTTI
		Statement		Recognized
(in millions)	Actual Cost	Value	Fair Value	to Date
December 31, 2019
In general account:
RMBS	$388	$377	$470	$(45)
CDOs	351	343	355	(10)
Total subprime exposure	$739	$720	$825	$(55)
December 31, 2018
In general account:
RMBS	$464	$463	$547	$(44)
CDOs	372	367	380	(10)
Total subprime exposure	$836	$830	$927	$(54)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company's exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $67 million in 2019, unrealized capital gain of $80 million in 2018 and unrealized capital loss of $71 million in 2017, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

33

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include

(1)interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

34

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

	December 31, 2019			December 31, 2018
	Contract or			Contract or
	Notional	Statement		Notional	Statement
(in millions)	Amount	Value	Fair Value	Amount	Value	Fair Value
Assets:
Interest rate contracts	$797	$16	$16	$2,337	$40	$50
Foreign exchange contracts	1,501	100	100	1,579	109	109
Equity contracts	6,387	632	632	5,680	380	380
Derivative assets, gross	8,685	748	748	9,596	529	539
Counter party netting*	-	(500)	(500)	-	(316)	(361)
Derivative assets, net	$8,685	$248	$248	$9,596	$213	$178
Liabilities:
Interest rate contracts	$693	$11	$11	$524	$5	$51
Foreign exchange contracts	1,167	37	37	802	25	25
Equity contracts	3,482	453	453	3,023	288	288
Derivative liabilities, gross	5,342	501	501	4,349	318	364
Counter party netting*	-	(500)	(500)	-	(316)	(361)
Derivative liabilities, net	$5,342	$1	$1	$4,349	$2	$3

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2019		December 31, 2018
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$748	$501	$529	$318
Amount offset	(500)	(500)	(316)	(316)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$248	$1	$213	$2

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

	December 31, 2019		December 31, 2018
	Contract or		Contract or
	Notional	Final Maturity	Notional	Final Maturity
(in millions)	Amount	Date	Amount	Date
Derivative assets:
Interest rate contracts	$797	2/17/2056 $	2,337	2049
Foreign exchange contracts	1,501	1/6/2050	1,579	2056
Equity contracts	6,387	12/20/2022	5,680	2022
Derivative liabilities:
Interest rate contracts	693	12/5/2050	524	2050
Foreign exchange contracts	1,167	8/25/2056	802	2051
Equity contracts	3,482	12/20/2022	3,023	2022

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated $64 million and $66 million at December 31, 2019 and 2018, respectively.

35

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

•Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

36

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

37

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

		Admitted
	Aggregate	Assets or
(in millions)	Fair Value	Liabilities	Level 1	Level 2	Level 3
December 31, 2019
Assets:	$38,338	$36,050	$-	$33,039	$5,299
Bonds
Preferred stocks	57	42	4	47	6
Common stocks	16	16	-	16	-
Cash, cash equivalents	232	232	16	216	-
and short-term investments
Mortgage loans	7,505	7,153	-	-	7,505
Contract loans	576	576	-	-	576
Receivables for securities	44	44	-	44	-
Securities lending reinvested collateral assets	1,173	1,173	-	1,173	-
Separate account assets	372	372	-	372	-
Liabilities:	50,213	42,042	-	-	50,213
Policy reserves and contractual liabilities
Payable for securities	44	44	-	44	-
Payable for securities lending	1,167	1,167	-	1,167	-

December 31, 2018
Assets:
Bonds	$35,942	$35,768	$-	$30,077	$5,865
Preferred stocks	46	41	3	32	11
Common stocks	16	16	-	16	-
Cash, cash equivalents
and short-term investments	189	189	143	46	-
Mortgage loans	6,647	6,601	-	-	6,647
Contract loans	609	609	-	-	609
Derivatives	-	35	-	-	-
Receivables for securities	79	79	-	79	-
Securities lending reinvested collateral assets	354	354	-	354	-
Separate account assets	298	298	-	298	-
Liabilities:
Policy reserves and contractual liabilities	44,188	41,072	-	-	44,188
Payable for securities	78	78	-	78	-
Payable for securities lending	359	359	-	359	-

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

38

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange- traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

39

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

				Counterparty
(in millions)	Level 1	Level 2	Level 3	Netting*	Total
December 31, 2019
Assets at fair value:
Bonds	$-	$2	$-	$-	$2
Industrial and miscellaneous
Total bonds	-	2	-	-	2
Common stock
Industrial and miscellaneous	-	-	6	-	6
Total common stock	-	-	6	-	6
Derivative assets:	-	16	-	-	16
Interest rate contracts
Foreign exchange contracts	-	100	-	-	100
Equity contracts	1	618	13	-	632
Counterparty netting	-	-	-	(500)	(500)
Total derivative assets	1	734	13	(500)	248
Separate account assets	37,637	149	-	-	37,786
Total assets at fair value	$37,638	$885	$19	$(500)	$38,042
Liabilities at fair value:
Derivative liabilities:	$-	$11	$-	$-	$11
Interest rate contracts
Foreign exchange contracts	-	37	-	-	37
Equity contracts	1	452	-	-	453
Counterparty netting	-	-	-	(500)	(500)
Total derivative liabilities	1	500	-	(500)	1
Total liabilities at fair value	$1	$500	$-	$(500)	$1
December 31, 2018
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$1	$7	$-	$8
Total bonds	-	1	7	-	8
Common stock
Industrial and miscellaneous	1	-	4	-	5
Total common stock	1	-	4	-	5
Derivative assets:
Foreign exchange contracts	-	109	-	-	109
Equity contracts	3	375	2	-	380
Counterparty netting	-	-	-	(316)	(316)
Total derivative assets	3	484	2	(316)	173
Separate account assets	32,046	147	-	-	32,193
Total assets at fair value	$32,050	$632	$13	$(316)	$32,379
Liabilities at fair value:
Derivative liabilities:
Foreign exchange contracts	-	25	-	-	25
Equity contracts	2	285	-	-	287
Counterparty netting	-	-	-	(316)	(316)
Total derivative liabilities	2	310	-	(316)	(4)
Total liabilities at fair value	$2	$310	$-	$(316)	$(4)

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

40

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

		Common	Derivative
(in millions)	Bonds	Stocks	Assets	Total Assets
Balance, January 1, 2018	$2	$3	$-	$5
Total realized/unrealized capital gains or losses:
Included in net income	1	-	-	1
Included in surplus	-	-	(5)	(5)
Purchases, issuances and settlements	23	-	7	30
Transfers into Level 3	18	-	-	18
Transfers out of Level 3	(37)	-	-	(37)
Balance, December 31, 2018	$7	$3	$2	$12
Total realized/unrealized capital gains or losses:
Included in net income	(1)	(1)	-	(2)
Included in surplus	2	-	7	9
Purchases, issuances and settlements	(7)	(10)	4	(13)
Transfers into Level 3	5	14	-	19
Transfers out of Level 3	(5)	-	-	(5)
Balance, December 31, 2019	$1	$6	$13	$20

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2019 and 2018, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2019 and 2018 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2019.

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)		Level 1	Level 2	Level 3	Total
December 31, 2019
Derivative assets at fair value		$1	$734	$13	$748
Derivative liabilities at fair value		1	500	-	501
December 31, 2018
Derivative assets at fair value		$4	$483	$2	$489
Derivative liabilities at fair value		2	311	-	313
	41

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$821	$381	$13,559	$14,761	33.35%
	b. At book value less current surrender
	charge of 5% or more	5,315	-	-	5,315	12.01%
	c. At fair value	-	-	6,245	6,245	14.11%
	d. Total with market adjustment or at fair value	6,136	381	19,804	26,321	59.47%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	17,191	-	-	17,191	38.84%
(2)	Not subject to discretionary withdrawal	721	-	25	746	1.69%
(3)	Total (gross: direct + assumed)	$24,048	$381	$19,829	$44,258	100.00%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$24,048	$381	$19,829	$44,258
(6)	Amount included in A(1)b above that will move
	to A(1)e in the year after statement date:	$167	$-	$-	$167

*Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B.Group Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$834	$-	$1,944	$2,778	9.00%
	b. At book value less current surrender
	charge of 5% or more	3,945	-	-	3,945	12.78%
	c. At fair value	-	140	15,855	15,995	51.83%
	d. Total with market adjustment or at fair value	4,779	140	17,799	22,718	73.61%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	8,002	-	-	8,002	25.93%
(2)	Not subject to discretionary withdrawal	143	-	-	143	0.46%
(3)	Total (gross: direct + assumed)	$12,924	$140	$17,799	$30,863	100.00%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$12,924	$140	$17,799	$30,863
(6)	Amount included in B(1)b above that will move
	to B(1)e in the year after statement date:	$445	$-	$-	$445

C. Deposit-Type Contracts (no life contingencies):

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$3,206	$-	$-	$3,206	58.91%
	b. At book value less current surrender
	charge of 5% or more	2	-	-	2	0.04%
	c. At fair value	-	-	-	-	-%
	d. Total with market adjustment or at fair value	3,208	-	-	3,208	58.95%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	1,970	-	-	1,970	36.20%
(2)	Not subject to discretionary withdrawal	264	-	-	264	4.85%
(3)	Total (gross: direct + assumed)	$5,442	$-	$-	$5,442	100.00%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$5,442	$-	$-	$5,442
(6)	Amount included in C(1)b above that will move
	to C(1)e in the year after statement date:	$-	$-	$-	$-

* Represents annuity reserves reported in separate accounts liabilities.

42

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2019:

December 31, 2019
	General Account			Separate Account - Nonguaranteed
	Account			Account
(in millions)	value	Cash value	Reserve	value	Cash value	Reserve

ASubject to discretionary withdrawal, surrender values, or policy loans:

(1)	Term policies with cash value	$	- $	- $	-	$	- $	- $	-
(2)	Universal life		-	-	-		-	-	-
(3)	Universal life with secondary guarantees		-	-	-		-	-	-
(4)	Indexed universal life		-	-	-		-	-	-
(5)	Indexed universal life with secondary		-	-	-		-	-	-
(6)	Indexed life		-	-	-		-	-	-
(7)	Other permanent cash value life insurance		-	-	-		-	-	-
(8)	Variable life		-	-	-		-	-	-
(9)	Variable universal life		-	-	-		-	-	-
(10) Miscellaneous reserves			-	-	-		-	-	-

BNot subject to discretionary withdrawal or no cash values

	(1)	Term policies without cash value	XXX	XXX	$-	XXX	XXX	$-
	(2)	Accidental death benefits	XXX	XXX	-	XXX	XXX	-
	(3)	Disability - active lives	XXX	XXX	-	XXX	XXX	-
	(4)	Disability - disabled lives	XXX	XXX	-	XXX	XXX	-
	(5)	Miscellaneous reserves	XXX	XXX	-	XXX	XXX	-
C Total (gross: direct + assumed)			$-	$-	$-	$-	$-	$-
D	Reinsurance ceded		-	-	-	-	-	-
E	Total (net) (C) - (D)		$-	$-	$-	$-	$-	$-

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable annuities. These contracts generally are non- guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The following table presents separate account assets by product or transaction:

	December 31, 2019		December 31, 2018
		Separate		Separate
	Legally	Accounts Assets	Legally	Accounts Assets
	Insulated	(Not Legally	Insulated	(Not Legally
(in millions)	Assets	Insulated)	Assets	Insulated)
Variable annuities	$37,646	$-	$32,066	$-
Annuities with MVA features	-	372	-	278
DeKalb separate account	140	-	147	-
Total	$37,786	$372	$32,213	$278

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

43

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2019 and 2018 is $452 million and $849 million, respectively.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

	Risk Charge	Guarantees
	paid by the	Paid by the
	Separate	General
(in millions)	Account	Account
2019	$16	$1
2018	17	1
2017	18	2
2016	22	2
2015	23	3

Certain separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one quarter only, where the guaranteed interest rate is re-established each quarter based on the investment experience of the separate account. In no event can the interest rate be less than 3 percent. There are guarantees of principal and interest for purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at market value). The assets and liabilities of these separate accounts are carried at the quoted market value of the underlying assets. This business has been included in Column 1 of the table below.

There was no separate account business seed money at December 31, 2019 and 2018.

The following table presents information regarding the separate accounts:

		Non-indexed	Non-
		Guarantee	guaranteed
		less than or	Separate
(in millions)		equal to 4%	Accounts	Total
December 31, 2019
Premiums, considerations or deposits		$134	$2,096	$2,230
Reserves for accounts with assets at:
Market value		$140	$37,628	$37,768
Amortized costs		381	-	381
Total reserves		$521	$37,628	$38,149
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA		$381	$15,503	$15,884
At market value		140	22,100	22,240
Subtotal		521	37,603	38,124
Not subject to discretionary withdrawal		-	25	25
Total reserves		$521	$37,628	$38,149
December 31, 2018
Premiums, considerations or deposits		$124	$2,402	$2,526
Reserves for accounts with assets at:
Market value		$147	$32,034	$32,181
Amortized costs		298	-	298
Total reserves		$445	$32,034	$32,479
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA		$298	$13,574	$13,872
At market value		147	18,438	18,585
Subtotal		445	32,012	32,457
Not subject to discretionary withdrawal		-	22	22
Total reserves		$445	$32,034	$32,479
	44

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years ended December 31,
(in millions)	2019	2018	2017
Transfers to separate accounts	$2,230	$2,526	$2,086
Transfers from separate accounts	(3,897)	(3,726)	(3,599)
Net transfers from separate accounts	(1,667)	(1,200)	(1,513)
Transfers as reported in the Statutory Statements of Operations	$(1,667)	$(1,200)	$(1,513)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $28 million and $56 million at December 31, 2019 and 2018, respectively.

GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $307 million and $520 million at December 31, 2019 and 2018, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to this benefit was $145 million and $321 million at December 31, 2019 and 2018, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

45

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

13. REINSURANCE

At December 31, 2019 and 2018, policy reserves on reinsurance assumed were $100 million and $103 million, respectively.

The Company has modified coinsurance and coinsurance reinsurance agreements with MetLife in Japan, pertaining to certain policies written via its branch in Japan. Under the agreements, the Company assumes liability for a quota share portion of contracts issued by MetLife in Japan that include GMIB and GMWB. The contracts assumed also include a GMDB provision. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions. The benefits provided by the reinsured contracts are assumed with a 50 percent quota share and varied quota share under the modified coinsurance agreements. The agreements are unlimited in duration, but were terminated for new business after March 31, 2009.

The Company calculates total policy reserves for contracts assumed by MetLife in Japan pursuant to AG 43, which includes all assumed GMIB, GMWB and GMDB benefits. MetLife in Japan holds a modified coinsurance reserve for the contracts under the agreements. The Company holds a reserve equal to the excess, if any, of the AG 43 reserve above the modified coinsurance reserve.

In February 2018, VALIC and its U.S. life insurance company affiliates, American General Life Insurance Company and The United States Life Insurance Company in the City of New York, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly.

On November 13, 2018, AIG completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

On November 25, 2019, AIG entered into a membership interest purchase agreement with Fortitude Holdings, The Carlyle Group L.P. (Carlyle), Carlyle FRL, L.P., an investment fund advised by an affiliate of Carlyle (Carlyle FRL), T&D United Capital Co., Ltd. (T&D) and T&D Holdings, Inc., pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Carlyle FRL will purchase from AIG a 51.6 percent ownership interest in Fortitude Holdings and T&D will purchase from AIG a 25 percent ownership interest in Fortitude Holdings. Upon closing of the Fortitude Sale, AIG will have a 3.5 percent ownership interest in Fortitude Holdings. Additional information about this transaction is set forth in AIG's Parent 10-K for year ending December 31, 2019.

46

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The table below presents the impact of the execution of the ModCo Agreement in February 2018 with an effective date of January 1, 2017, by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

				Balance as of
				December 31, 2019
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld				$17

		As of and Year	Total Reported	As of and Year
		Ended December	at	Ended
Increase (Decrease)	Initial	31, 2018 and	December 31,	December 31,
(in millions)	Accounting	2017	2018	2019
Statutory Statement of Operations
Premiums and annuity considerations	$(592)	$-	$(592)	$-
Commissions and expense allowances	-	-	-	-
Reserve adjustments on reinsurance ceded	592	(93)	499	(40)
Total revenues	-	(93)	(93)	(40)
Death benefits	-	-	-	-
Annuity benefits	-	(29)	(29)	(14)
Surrender benefits	-	-	-	-
Other benefits	-	(71)	(71)	(32)
Total benefits and expenses	-	(100)	(100)	(46)
Net gain from operations before dividends to
policyholders and federal income taxes	-	7	7	6
Dividends to policyholders	-	-	-	-
Net gain from operations after dividends to
policyholders and before federal income	$-	$7	$7	$6

14. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2019.

47

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2019			December 31, 2018					Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary		Capital	Total
Gross DTA	$469	$257	$726	$317	$226	$543	$152		$31	$183
Statutory valuation allowance adjustment	-	-	-	-	54	54	-		(54)	(54)
Adjusted gross DTA	469	257	726	317	172	489	152		85	237
DTA non-admitted	365	257	622	239	172	411	126		85	211
Net admitted DTA	104	-	104	78	-	78	26		-	26
DTL	32	-	32	29	-	29	3		-	3
Total	$72	$-	$72	$49	$-	$49	$23	$	- $	23

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2019			December 31, 2018						Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total		Ordinary		Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior
years recoverable through loss
carry backs	$-	$-	$-	$-	$-	$-	$	- $		- $	-
Adjusted gross DTA expected to be
realized (excluding amount of DTA
from above) after application of the
threshold limitation	72	-	72	49	-	49		23		-	23
1. Adjusted gross DTA expected
to be realized following the
reporting date	72	-	72	49	-	49		23		-	23
2. Adjusted gross DTA allowed
per limitation threshold	-	-	469	-	-	477		-		-	(8)
Adjusted gross DTA (excluding the
amount of DTA from above) offset
by gross DTL	32	-	32	29	-	29		3		-	3
DTA admitted as the result of
application of SSAP 101	$104	$-	$104	$78	$-	$78		$26	$	- $	26

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years ended December 31,
($ in millions)	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	828%	789%
Amount of adjusted capital and surplus used to determine recovery period and
threshold limitation amount	$3,125	$3,181

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

48

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2019	2018	2017
Current income tax expense
Federal	$303	$189	$218
Federal income tax on net capital gains (losses)	33	(9)	(48)
Federal income tax incurred	$336	$180	$170

	Years Ended December 31,
(in millions)	2019	2018	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$102	$98	$4
Investments	20	31	(11)
Deferred acquisition costs	157	8	149
Fixed assets	125	115	10
Compensation and benefits accrual	-	-	-
Tax credit carryforward	56	61	(5)
Other (including items less than 5% of total ordinary tax assets)	9	4	5
Subtotal	469	317	152
Non-admitted	365	239	126
Admitted ordinary deferred tax assets	104	78	26
Capital:
Investments	257	226	31
Subtotal	257	226	31
Statutory valuation allowance adjustment	-	54	(54)
Non-admitted	257	172	85
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	104	78	26
Deferred tax liabilities:
Ordinary:
Investments	32	19	13
Policyholder reserves	-	10	(10)
Other (including items less than 5% of total ordinary tax liabilities)	-	-	-
Subtotal	32	29	3
Capital:
Other (including items less than 5% of total capital tax liabilities)	-	-	-
Subtotal	-	-	-
Deferred tax liabilities	32	29	3
Net deferred tax assets	$72	$49	$23

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non- admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2019	2018	Change
Total adjusted deferred tax assets	$726	$489	$237
Total deferred tax liabilities	32	29	3
Net adjusted deferred tax assets	$694	$460	234
Tax effect of unrealized capital gains (losses)			33
Tax effect of unrealized gains (losses) recorded in cumulative effect of
changes in accounting principle			(7)
Change in net deferred income tax			$260

49

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2019		December 31, 2018		December 31, 2017
		Effective		Effective		Effective
(in millions)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
Income tax expense at applicable rate	$161	21.0%	$181	21.0%	$287	35.0%
Change in valuation adjustment	(54)	(7.0)	54	6.3	(102)	(12.4)
Dividends received deduction	(26)	(3.3)	(23)	(2.7)	(56)	(6.9)
Amortization of interest maintenance reserve	6	0.8	(11)	(1.2)	(9)	(1.1)
Prior year return true-ups and adjustments	(15)	(1.8)	(8)	(0.9)	(6)	(0.8)
Change in non-admitted assets	-	(0.1)	3	0.3	7	0.9
Impact of Tax Act	-	-	-	-	275	33.4
Surplus adjustments	(1)	(0.1)	-	-	24	2.9
Other permanent adjustments	-	-	-	-	5	0.7
Disregarded entities	-	-	-	-	1	0.1
Tax credit expiration	5	0.5	-	-	-	-
Statutory income tax expense	$76	10.0%	$196	22.8%	$426	51.8%
Federal income taxes incurred	$336	43.8%	$180	20.9%	$171	20.8%
Change in net deferred income taxes	(260)	(33.8)	16	1.9	255	31.0
Statutory income tax expense	$76	10.0%	$196	22.8%	$426	51.8%
At December 31, 2019, the Company had the following foreign tax credits carryforwards:
(in millions)
Year Expires						Amount
2020							$8
2021						10
2022							7
2023							8
2024							4
Total						$37
At December 31, 2019, the Company had no operating loss carryforwards or capital loss carryforwards.
At December 31, 2019, the Company had the following general business credit carryforwards:
(in millions)
Year Expires					Amount
2028							$6
2029							4
2030							1
2033							8
Total						$19

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2017	$48
2018	-
2019	100
Total	$148

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $726 million and concluded that no valuation allowance was required at December 31, 2019.

50

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Similarly, the Company concluded that a valuation allowance of $54 million was required on the DTAs of $543 million at December 31, 2018.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2019	2018
Gross unrecognized tax benefits at beginning of year	$17	$16
Increases in tax position for prior years	-	1
Decreases in tax position for prior years	-	-
Gross unrecognized tax benefits at end of year	$17	$17

As of December 31, 2019 and 2018, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expenses. At December 31, 2019 and 2018, the Company had accrued $5 million and $4 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In both 2019 and 2018, the Company recognized expense of less than $1 million of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2019, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examination for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2019 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2019.

51

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Alternative Minimum Tax Credit

(in millions)		2019
(1)	Gross AMT Credit Recognized as:
a.	Current year recoverable	$-
b.	Deferred tax asset (DTA)	-
(2)	Beginning balance of AMT credit carryforward	$-
(3)	Amounts recovered	-
(4)	Adjustments	-
(5)	Ending Balance of AMT credit carryforward (5=2-3-4)	-
(6)	Reduction for sequestration	-
(7)	Nonadmitted by reporting entity	-
(8)	Reporting entity ending balance (8=5-6-7)	$-

15. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2019, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a twelve-month period, measured retrospectively from the date of payment, which the Company can pay without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the Company's preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2020 without prior approval of the TDI is $361 million. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2019, 2018 and 2017:

			Amount
Date	Type	Cash or Non-cash	(in millions)
2019
March 28, 2019	Extraordinary	Cash	$174
June 26, 2019	Extraordinary	Cash	174
September 25, 2019	Extraordinary	Cash	274
2018
March 27, 2018	Ordinary	Cash	$49
June 26, 2018	Ordinary	Cash	100
September 24, 2018	Ordinary	Cash	100
December 26, 2018	Ordinary	Cash	400
2017
March 30, 2017	Return of Capital	Cash	$23
March 30, 2017	Extraordinary	Cash	2
June 29, 2017	Extraordinary	Cash	114
September 28, 2017	Extraordinary	Cash	140
December 26, 2017	Extraordinary	Cash	90
	52

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years ended December 31,
(in millions)	2019	2018	2017
Defined benefit plans	$(2)	$(10)	$(3)

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS- imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non- discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan were $20 million, $19 million and $18 million in 2019, 2018 and 2017, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock base on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $9 million for 2019. The Company recognized compensation expense of $8 million per year for 2018 and 2017.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company recognized an expense under $1 million for unsettled awards during both 2019 and 2018.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

17. DEBT

The Company is a member of the FHLB of Dallas.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2019	2018
Membership stock - Class B	$7	$7
Activity stock	9	9
Excess stock	1	-
Total	$17	$16
Actual or estimated borrowing capacity as determined by the insurer	$2,263	$2,547
The Company did not hold any Class A at either December 31, 2019 or 2018.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Amount pledged	$472	$491	$486	$484
Maximum amount pledged during reporting period	$486	$486	$488	$478

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreement amounts and maximum borrowings from the FHLB:

	December 31,
(in millions)	2019	2018
Maximum amount borrowed during reporting period	$209	$214

While the funding agreements are presented herein to show all amounts received from the FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. There were no advances taken by the Company as debt which were outstanding at December 31, 2019 and 2018.

On February 15, 2018 the Company entered into a funding agreement with FHLB of Dallas in the amount of $209 million for a 10-year term with a floating interest rate.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

18. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $600 million and $206 million at December 31, 2019 and 2018, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2019, $272 million are currently expected to expire in 2020 and the remainder by 2023, based on the expected life cycle of the related fund, and the Company's historical funding trends for such commitments.

At December 31, 2019 and 2018, the Company had $325 million and $281 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $88 million are expected to expire in 2020 and the remainder by 2025, based on the expected life cycle of the related loans, and the Company's historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2019, the future minimum lease payments under the operating leases are as follows:

(in millions)

2020	$3
2021	2
2022	2
2023	1
2024	1
Remaining years after 2024	-
Total	$9

Rent expense was $4 million in 2019, and $3 million in both 2018 and 2017.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company had accrued $8 million for these guarantee fund assessments at December 31, 2019 and 2018. The Company had receivables of $3 million at December 31, 2019 and 2018, for expected recoveries against the payment of future premium taxes.

The Company is not subject to the risk-sharing provisions of the Affordable Care Act.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The Company and its distributors are subject to laws and regulations regarding the standard of care applicable to sales of its products and the provision of advice to its customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. The Company continues to closely follow these legislative and regulatory activities. Changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, may affect the Company's businesses, results of operations and financial condition. While the Company cannot predict the long-term impact of these legislative and regulatory developments on the Company's business, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

The SECURE Act (Setting Every Community Up for a Retirement Enhancement Act) includes a number of provisions aimed at increasing retirement savings, including repealing the maximum age for traditional IRA contributions, increasing the age for required minimum distributions from retirement accounts and incentivizing small businesses to start new retirement plans for employees. SECURE Act was signed into law as part of broader federal legislation on December 20, 2019, with many provisions effective January 1, 2020. The Company is evaluating the full impact of the SECURE Act on its businesses and operations and will implement and/or modify processes and procedures, where needed, to comply with this new law.

19. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an 80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, AGL and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $218 million, $395 million and $413 million of pre-tax restructuring and other costs in 2019, 2018 and 2017, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account (RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, AGL, in exchange for other AGL securities.

Ambrose

During 2012, 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $200 million to $400 million per entity.

American Home Guarantee

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies that the Company issued between March 3, 2003 and December 29, 2006. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantee.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Affiliate Transactions

The Company purchases or sells securities, at fair market value, to or from affiliates in the ordinary course of business.

During the year ended December 31, 2019, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company's Annual Registration Statement and monthly amendments filed with the TDI.

In January 2019, VALIC and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $296 million, which represents approximately 19.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $63.6 million and received a cash payment of approximately $16.8 million. The Company's unfunded capital commitment to U.S. Fund III upon closing of the fund was approximately $249.2 million.

In March 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE Europe Real Estate Fund II, LP ("Europe Fund II), a real estate investment fund managed by AIGGRE. In connection with the closing of Europe Fund II, the Company made a capital commitment to the fund of up to $100.4 million (representing an approximately 21.7% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $20.6 million) and received a cash payment from the fund (approximately $12.8 million). The Company's unfunded capital commitment to Europe Fund II upon closing of the fund was approximately $92.5 million.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE: AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $36 million (representing approximately 3% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $66 million and received a cash payment from the fund of approximately $42 million. In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $108 million (representing approximately 4% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $148.9 million and received a cash payment from the fund of approximately $65.7 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $19.6 million (representing approximately 3% equity interest therein) and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $19.2 million and received a cash payment from the fund of approximately $6.3 million.

As a result of these transactions, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2019, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $11.7 million, $16.7 million, $179.3 million, $5.5 million and $108.3 million, respectively.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $11.9 million, $23.3 million and $8.9 million, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

In December 2018, The USL transferred bonds to the Company, with an aggregate fair market value of $210 million, in exchange for bonds, leveraged loans and cash of equivalent value. These exchanges were intended to better balance investment risks and returns between the Company and this affiliate.

In October 2017, the Company's subsidiary, AIG Home Loan 3, transferred a portfolio of U.S. residential mortgage loans with a carrying value of approximately $165 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised – Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 3, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $525 million, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 3, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $197 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $220 million.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At December 31, 2019 and 2018, the Company did not have any amounts outstanding under the facility.

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2019:

		Non-admitted	Admitted	Date of NAIC
(in millions)	Gross Amount	Amount	Asset Amount	Filing
VALIC Retirement Services Company	$4	$4	$-	NA
VALIC Finl Advisors Inc	94	-	94	April 5, 2019
AIG Home Loan 3, LLC	118	-	118	Not Applicable
Selkirk No. 2 Investments	13	-	13	Not Applicable
Selkirk No. 3 Investments	2	-	2	Not Applicable
AIGGRE Europe Real Estate Fund I S. C. SP	4	-	4	Not Applicable
AIGGRE Europe Real Estate Fund II LR Feeder,	6	-	6	Not Applicable
AIGGRE US Real Estate Fund I, LP	11	-	11	Not Applicable
AIGGRE US Real Estate Fund II, LP	9	-	9	Not Applicable
AIGGRE US Real Estate Fund III, LP	34	-	34	Not Applicable
Total	$295	$4	$291
	59

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Operating Agreements

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $390 million, $332 million and $291 million as part of the cost sharing expenses attributed to the Company but incurred by AIG Parent and affiliates in 2019, 2018 and 2017, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $39 million in 2019, and $38 million in both 2018 and 2017.

20. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2020, the date the financial statements were issued.

In March 2020, the outbreak of COVID-19 caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization. The Coronavirus outbreak has resulted in increased economic uncertainty and volatility in both the debt and equity markets. Sufficient information is not available to adequately evaluate the short- term or long-term financial impact to the Company, however these economic conditions may adversely impact the Company's business operations and future financial condition.

21.LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2019 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
949808AP4	$79	$77	$2	$77	$79	3/31/2019
617451CY3	250	-	250	-	85	3/31/2019
126670QT8	38,085	37,913	172	37,913	37,814	3/31/2019
542514UK8	3,232	3,227	5	3,227	3,185	3/31/2019
669971AC7	5,204	4,834	370	4,834	5,111	3/31/2019
456606EZ1	10,956	10,778	178	10,778	10,779	3/31/2019
12667FJC0	9,972	9,858	114	9,858	9,943	3/31/2019
760985TN1	506	504	2	504	489	3/31/2019
86360QAA3	10,631	10,362	269	10,362	10,609	3/31/2019
69371VBG1	1,214	1,211	3	1,211	1,186	3/31/2019
617451CW7	18,188	14,899	3,289	14,899	17,485	3/31/2019
161546EK8	1,739	1,730	9	1,730	1,733	3/31/2019
			60

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
	Amortized Cost	Present Value of				Financial
	Before Current	Projected Cash		Amortized Cost	Fair Value at	Statement
CUSIP	Period OTTI	Flows	Recognized OTTI	After OTTI	Time of OTTI	Where Reported
007036UQ7	$2,140	$2,087	$53	$2,087	$2,094	3/31/2019
05946XR62	2,577	2,525	52	2,525	2,539	3/31/2019
12637HAP3	9,444	9,256	188	9,256	8,826	3/31/2019
151314GG0	681	679	2	679	664	3/31/2019
12669DVU9	147	140	7	140	110	3/31/2019
92922F5W4	2,768	2,760	8	2,760	2,757	3/31/2019
Quarterly Total	$117,813	$112,840	$4,973	$112,840	$115,488
46628FAN1	$522	$109	$413	$109	$502	6/30/2019
161546EK8	1,728	1,720	8	1,720	1,725	6/30/2019
264407AA5	13,580	13,105	475	13,105	14,178	6/30/2019
007036UQ7	2,025	1,933	92	1,933	1,979	6/30/2019
05946XR62	2,435	2,406	29	2,406	2,426	6/30/2019
76110WTM8	11,421	11,341	80	11,341	11,107	6/30/2019
Quarterly Total	$31,711	$30,614	$1,097	$30,614	$31,917
76110WTM8	$10,750	$10,653	$97	$10,653	$10,573	9/30/2019
74927XAD4	3,992	3,825	167	3,825	3,919	9/30/2019
22541QR87	891	884	7	884	778	9/30/2019
61761YAB2	25,714	25,321	393	25,321	26,593	9/30/2019
17307GCB2	228	206	22	206	167	9/30/2019
12669DVU9	125	100	25	100	93	9/30/2019
12669FK85	169	137	32	137	104	9/30/2019
Quarterly Total	$41,869	$41,126	$743	$41,126	$42,227
17307GCB2	$203	$197	$6	$197	$165	12/31/2019
52109PAJ4	7,017	7,003	14	7,003	6,993	12/31/2019
007036UQ7	1,807	1,805	2	1,805	1,811	12/31/2019
05946XR62	2,128	2,095	33	2,095	2,122	12/31/2019
007036QE9	3,237	2,995	242	2,995	3,207	12/31/2019
12637HAP3	8,605	8,309	296	8,309	8,092	12/31/2019
45669BAD4	7,401	6,881	520	6,881	7,261	12/31/2019
151314GG0	484	481	3	481	480	12/31/2019
12669DVU9	104	89	15	89	87	12/31/2019
55265K3E7	796	773	23	773	773	12/31/2019
12669FK85	157	88	69	88	94	12/31/2019
92922F5W4	2,350	2,341	9	2,341	2,343	12/31/2019
69374XBS8	185	184	1	184	177	12/31/2019
69374XBQ2	669	653	16	653	632	12/31/2019
69375BBQ9	739	734	5	734	712	12/31/2019
Quarterly Total	$35,882	$34,628	$1,254	$34,628	$34,949
		Year-end total	$8,067

* Structured notes held by the Company that are defined as a Mortgage-Referenced Security by the IAO.

Supplemental Information

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2019
Investment income earned:
Government bonds	$27
Bonds exempt from U.S. tax	-
Other bonds (unaffiliated)	1,708
Bonds of affiliates	-
Preferred stocks (unaffiliated)	2
Common stocks (unaffiliated)	-
Common stocks of affiliates	50
Cash and short-term investments	25
Mortgage loans	305
Real estate	6
Contract loans	30
Other invested assets	35
Derivative instruments	53
Miscellaneous income	3
Gross investment income	$2,244
Real estate owned - book value less encumbrances	$5
Mortgage loans - book value:
Commercial mortgages	$6,670
Residential mortgages	489
Mezzanine loans	41
Total mortgage loans	$7,200
Mortgage loans by standing - book value:
Good standing	$7,185
Good standing with restructured terms	14
Interest overdue more than 90 days, not in foreclosure	-
Foreclosure in process	1
Total mortgage loans	$7,200
Partnerships - statement value	$990
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$-
Common stocks	97
Bonds and short-term investments by class and maturity:
Bonds and short-term investments by maturity - statement value:
Due within one year or less	$2,754
Over 1 year through 5 years	9,606
Over 5 years through 10 years	11,774
Over 10 years through 20 years	7,489
Over 20 years	4,645
Total maturity	$36,268
Bonds and short-term investments by class - statement value:
Class 1	$20,937
Class 2	12,955
Class 3	1,224
Class 4	825
Class 5	239
Class 6	88
Total by class	$36,268
Total bonds and short-term investments publicly traded	$21,343
Total bonds and short-term investments privately placed	14,926
Preferred stocks - statement value	$42
Common stocks - market value	116
Short-term investments - book value	216
Options, caps and floors owned - statement value	196
Collar, swap and forward agreements open - statement value	52
Futures contracts open - current value	(1)
Cash on deposit	6

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2019
Life insurance in-force:
Industrial	$-
Ordinary	2
Credit	-
Group	-
Amount of accidental death insurance in-force under ordinary policies	-
Life insurance policies with disability provisions in-force:
Industrial	-
Ordinary	-
Group life	-
Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	26
Income payable	-
Ordinary - involving life contingencies:
Amount on deposit	313
Income payable	-
Annuities:
Ordinary:
Immediate - amount of income payable	$19
Deferred, fully paid - account balance	23,661
Deferred, not fully paid - account balance	-
Group:
Amount of income payable	13
Fully paid - account balance	17,954
Not fully paid - account balance	-
Accident and health insurance - premiums in-force:
Other	$-
Group	-
Credit	-
Deposit funds and dividend accumulations:
Deposit funds - account balance	$-
Dividend accumulations - account balance	-
Claim payments in 2019:
Group accident & health:
2019	$-
2018	-
2017	-
2016	-
2015	-
Prior	-
Other accident & health:
2019	-
2018	-
2017	-
2016	-
2015	-
Prior	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2019

(in millions)

1. The Company's total admitted assets as of December 31, 2019 are $85.8 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2019 are $47.7 billion.

2.Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

				Percentage of
				Total Admitted
	Issuer	Description of Exposure	Amount	Assets
a.	Senior Direct Lending Program LLC	Bonds	$276	0.60%
b.	JPMorgan Chase & Co	Bonds	214	0.40
c.	State of California	Bonds	185	0.40
d.	Morgan Stanley	Bonds	182	0.40
e.	Bank of America Corporation	Bonds	173	0.40
f.	Verizon Communications Inc.	Bonds	172	0.40
g.	Comcast Corporation	Bonds	151	0.30
h.	Amazon.com, Inc.	Bonds	150	0.30
i.	Sempra Energy	Bonds	140	0.30
j.	CIGNA Corporation	Bonds	136	0.30

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments				Preferred Stocks
		Percentage of			Percentage of
		Total Admitted		Total Admitted
NAIC Rating	Amount	Assets	NAIC Rating	Amount	Assets
NAIC - 1	$20,937	43.90%	P/RP - 1	$9	- %
NAIC - 2	12,955	27.20	P/RP - 2	29	0.10
NAIC - 3	1,224	2.60	P/RP - 3	-	-
NAIC - 4	825	1.70	P/RP - 4	-	-
NAIC - 5	239	0.50	P/RP - 5	4	-
NAIC - 6	88	0.20	P/RP - 6	-	-
4. Assets held in foreign investments:

					Percentage
					of Total
					Admitted
				Amount	Assets
a. Total admitted assets held in foreign investments				$8,704	18.30%
b. Foreign currency denominated investments				2,331	4.90
c. Insurance liabilities denominated in that same foreign currency				-	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$7,705	16.20%
b.	Countries rated NAIC - 2	811	1.70
c.	Countries rated NAIC - 3 or below	188	0.40

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

		Percentage
		of Total
		Admitted
	Amount	Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$2,741	5.70%
Country 2: Australia	1,346	2.80
b. Countries rated NAIC - 2
Country 1: Peru	144	0.30
Country 2: Mexico	143	0.30
c. Countries rated NAIC - 3 or below
Country 1: Turkey	39	0.10
Country 2: South Africa	22	-
7. Aggregate unhedged foreign currency exposure:

		Percentage
		of Total
		Admitted
	Amount	Assets
Aggregate unhedged foreign currency exposure	$2,331	4.90%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$2,322	4.90%
b.	Countries rated NAIC - 2	4	-
c.	Countries rated NAIC - 3 or below	6	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

9.Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

				Percentage
				of Total
				Admitted
			Amount	Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom		$1,325	2.80%
	Country 2: Ireland		280	0.60
b.	Countries rated NAIC - 2
	Country 1: Peru		2	-
	Country 2: Mexico		2	-
c.	Countries rated NAIC - 3 or below
	Country 1: Turkey		3	-
	Country 2: South Africa		2	-
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

				Percentage
				of Total
				Admitted
		NAIC Rating	Amount	Assets
		RESIDENTIAL
		MORTGAGE
a. East Village		LOAN	$130	0.30%
b. Banco Santander, S.A.		NAIC 1 & 2	107	0.20
c. Silverstone Master Issuer Plc		NAIC 1	106	0.20
d. Swan Funding Series 2011-1A		NAIC 1	100	0.20
e. Vodafone Group Plc		NAIC 2	100	0.20
		RESIDENTIAL
		MORTGAGE
f.	Project Chapter	LOAN	98	0.20
g. Dexus		NAIC 1	96	0.20
		RESIDENTIAL
		MORTGAGE
h. Project Eleanor		LOAN	91	0.20
i.	Cooperatieve Rabobank U.A.	NAIC 1 & 2	89	0.20
j.	GPT Group, The	NAIC 1	85	0.20

11.Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12.Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

13.The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class

1) are:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. AIG Home Loan 3 LLC		$118	0.20%
b. AIGGRE U.S. Real Estate Fund III LP		107	0.20
c. TIGER GLOBAL		70	0.10
d.	Marina	69	0.10
e.	Metropark Investor LLC	60	0.10
f.	AIGGRE U.S. Real Estate Fund II LP	34	0.10
g.	Beehive	33	0.10
h.	Nationwide Mutual Insurance Company	30	0.10
i.	Verizon Communications Inc.	29	0.10
j.	Voleon Institutional Strategies Fund LP	29	0.10
14. Assets held in nonaffiliated, privately placed equities:

			Percentage
			of Total
			Admitted
		Amount	Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$613	1.30%
Largest three investments held in nonaffiliated, privately placed equities:
a. TIGER GLOBAL		$70	0.10%
b.	Marina	69	0.10
c.	Beehive	33	0.10

Ten largest fund managers:

		Total			Non-
	Fund Manager	Invested		Diversified	diversified
a. AIG Global Real Estate Investment Corp		$270	$	- $	270
b. AIG Home Loan		118		-	118
c.	Tiger Global Management LP	70		70	-
d.	Voleon	39		39	-
e.	Coatue Management, LLC	26		26	-
f.	TSG Consumer Products	26		26	-
g.	Voloridge	22		22	-
h.	GRESHAMQUANT	20		20	-
i.	MARSHALL WACE FUNDS	20		20	-
j.	Carlyle Group	18		18	-

15. Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

16.Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR		$131	0.30%
b. COMMERCIAL MORTGAGE LOAN, Loan No. 8002626, NY		119	0.20
c. COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY		100	0.20
d. COMMERCIAL MORTGAGE LOAN, Loan No. 8002642, FL		100	0.20
e. COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR		99	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555149, GBR	92	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002282, HI	92	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002587, NY	85	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY	85	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002538, CA	81	0.20

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

			Percentage of
			Total Admitted
		Amount	Assets
a.	Construction loans	$213	0.40%
b.	Mortgage loans over 90 days past due	-	-
c.	Mortgage loans in the process of foreclosure	1	-
d.	Mortgage loans foreclosed	-	-
e.	Restructured mortgage loans	15	-

17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage		Percentage		Percentage
		of Total		of Total		of Total
		Admitted		Admitted		Admitted
Loan-to-Value	Amount	Assets	Amount	Assets	Amount	Assets
a.	above 95%	$-	- % $	6	- % $	-	- %
b.	91% to 95%	1	-	-	-	-	-
c.	81% to 90%	42	0.10	-	-	-	-
d.	71% to 80%	151	0.30	106	0.20	-	-
e.	below 70%	295	0.60	6,551	13.70	-	-

18.Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company's total admitted assets.

19.Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

20. The Company's total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End			1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets		Amount	Amount	Amount
a.	Securities lending (do not include assets
	held as collateral for such transactions)	$1,019	2.10	% $	459	$624	$743
b.	Repurchase agreements	25	0.10		20	12	15
c.	Reverse repurchase agreements	-	-		-	-	-
d.	Dollar repurchase agreements	-	-		-	-	-
e.	Dollar reverse repurchase agreements	-	-		-	-	-

21.The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

Owned		Written
	Percentage		Percentage
	of Total		of Total
	Admitted		Admitted
Amount	Assets	Amount	Assets
a.	Hedging	$-	- % $	-	- %
b.	Income generation	-	-	-	-
c.	Other	-	-	-	-

22.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$46	0.10% $	51	$44	$42
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

23.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$18	- % $	21	$19	$19
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2019

(in millions)	Gross Investment Holdings			Admitted Assets as Reported in the Annual Statement
						Securities
						Lending
						Reinvested
						Collateral	Total
Investment Categories	Amount	Percentage		Amount		Amount	Amount	Percentage
Bonds:
U.S. governments	$678	1.5% $		678	$	- $	678	1.5%
All other governments	1,102	2.4		1,102		-	1,102	2.4
U.S. states, territories and possessions, etc. guaranteed	315	0.7		315		-	315	0.7
U.S. political subdivisions of states, territories,								-
and possessions, guaranteed	191	0.4		191		-	191	0.4
U.S. special revenue and special assessment								-
obligations, etc. non-guaranteed	3,798	8.1		3,798		-	3,798	8.1
Industrial and miscellaneous	28,684	61.4		28,684		-	28,684	61.4
Hybrid securities	136	0.3		136		-	136	0.3
Parent, subsidiaries and affiliates	-	-		-		-	-	-
SVO identified funds	-	-		-		-	-	-
Unaffiliated Bank loans	1,148	2.5		1,148		-	1,148	2.5
Total long-term bonds	36,052	77.3		36,052		-	36,052	77.3
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	42	0.1		42		-	42	0.1
Parent, subsidiaries and affiliates	-	-		-		-	-	-
Total preferred stocks	42	0.1		42		-	42	0.1
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	6	-		6		-	6	-
Industrial and miscellaneous Other (Unaffiliated)	16	-		16		-	16	-
Parent, subsidiaries and affiliates Publicly traded	-	-		-		-	-	-
Parent, subsidiaries and affiliates Other	97	0.3		94		-	94	0.3
Mutual funds	-	-		-		-	-	-
Unit investment trusts	-	-		-		-	-	-
Closed-end funds	-	-		-		-	-	-
Total common stocks	119	0.3		116		-	116	0.3
Mortgage loans:
Farm mortgages	-	-		-		-	-	-
Residential mortgages	489	1.0		489		-	489	1.0
Commercial mortgages	6,670	14.3		6,623		-	6,623	14.3
Mezzanine real estate loans	41	0.1		41		-	41	0.1
Total mortgage loans	7,200	15.4		7,153		-	7,153	15.4
Real estate:
Properties occupied by company	5	-		5		-	5	-
Properties held for production of income	-	-		-		-	-	-
Properties held for sale	-	-		-		-	-	-
Total real estate	5	-		5		-	5	-
Cash, cash equivalents and short-term investments:
Cash	6	-		6		1,173	1,179	2.5
Cash equivalents	10	-		10		-	10	-
Short-term investments	216	0.5		216		-	216	0.5
Total cash, cash equivalents and short-term investments	232	0.5		232		1,173	1,405	3.0
Contract loans	576	1.2		576		-	576	1.2
Derivatives	248	0.5		248		-	248	0.5
Other invested assets	991	2.1		990		-	990	2.1
Receivables for securities	45	0.1		45		-	45	0.1
Securities Lending	1,173	2.5		1,173		XXX	XXX	XXX
Other invested assets	4	-		4		-	4	-
Total invested assets	$46,687	100.0	% $	46,636		$1,173	$46,636	100.0%

Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are included in Part B of this Registration Statement:
•	The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
(b)   Exhibits
Exhibit Number	Description	Location
(1)(a)	Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979, establishing The Variable Annuity Life Insurance Company Separate Account A.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(1)(b)	Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(2)	Not Applicable.
(3)(a)	Distribution Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and AIG Capital Services, Inc. effective December 31, 2018.	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2019. Accession No. 0001193125-19-128514.
(4)(a)	Specimen Individual Annuity Contract. (Form UIT-194).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(4)(b)	Specimen Group Annuity Contract. (Form UITG-194).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(4)(c)	Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(4)(d)	Specimen Certificate of Participation under Group Annuity Contract (Form UITG-194P).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(4)(e)	Specimen Individual Retirement Account Annuity Contract. (Form UIT-IRA-194).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

Exhibit Number	Description	Location
(4)(f)	Specimen Simplified Employee Pension Contract (Form UIT-SEP-194).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(4)(g)	Specimen Endorsement to Group Annuity Contract or Certificate of Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.
(4)(h)	Specimen SIMPLE Individual Retirement Annuity Contract (Form UIT-SIMPLE-897).	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.
(4)(i)	Specimen Portfolio Director Endorsement to Individual Annuity Contract (Form IPD-798).	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-99-001733.
(4)(j)	Specimen Portfolio Director Individual Retirement Annuity (IRA) Endorsement to Individual Retirement Account Annuity Contract (Form IPDIRA-798).	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-99-001733.
(4)(k)	Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798).	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-99-001733.
(4)(l)	Specimen Economic Growth and Tax Relief Reconciliation Act ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form EGTR-302).	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(4)(m)	Specimen EGTRRA Individual Retirement Annuity Endorsement (Form EGTRIRA 802).	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(4)(n)	Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form ROTHEGTR-802).	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(4)(o)	Form of Guaranteed Minimum Withdrawal Benefit Endorsement Form.	Filed herewith.
(4)(p)	Form of Premium Enhancement Credit Endorsement on First-Year Contributions.	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession No. 0000354912-07-000021.
(4)(q)	Form of Premium Enhancement Credit Endorsement on Eligible Deposits.	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession No. 0000354912-07-000021.

Exhibit Number	Description	Location
(4)(r)	Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement.	Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 17, 2011, Accession No. 0001193125-11-039089.
(4)(s)	Death Benefit Endorsement.	Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 2011, Accession No. 0001193125-11-118987.
(4)(t)	Guaranteed Minimum Withdrawal Benefit Endorsement (Extension Offer).	Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 2016, Accession No. 0001193125-16-569452.
(4)(u)	Contract Endorsement Form	Filed herewith.
(5)(a)(i)	Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities (NQDA).	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(5)(a)(ii)	Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with Individual Retirement Annuities (IRA), Simplified Employee Pension Plans (SEP), and Non-Qualified Deferred Annuities (NQDA).	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(5)(b)	Specimen Group Master Application.	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(6)(a)	Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(6)(b)	Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(6)(c)	Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006.	Incorporated by reference to Initial Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession No. 0001193125-06-206012.
(7)	Not Applicable.
(8)(a)(i)	(A) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.

Exhibit Number	Description	Location
(8)(a)(i)	(B) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998.	Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.
(8)(b)(i)	Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000.	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
(8)(b)(ii)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and Ariel Distributors, Inc.	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
(8)(c)(i)	Participation Agreement among The Variable Annuity Life Insurance Company, Forum Funds and Holland Capital Management LLC dated as of January 28, 2010.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2010, Accession No. 0001193125-10-101439.
(8)(c)(ii)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000.	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
(8)(d)(i)	Participation Agreement among Invesco Distributors, Inc. and The Variable Annuity Life Insurance Company dated as of November 1, 2011.	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 1, 2011, Accession No. 0001193125-11-290526.
(8)(d)(ii)	Administrative Services Agreement between Invesco Distributors, Inc., Invesco Investment Services, Inc., The Variable Annuity Life Insurance Company and American General Distributors, Inc. dated as of November 1, 2011.	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 1, 2011, Accession No. 0001193125-11-290526.
(8)(e)(i)	(A) Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012.	Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2012, Accession No. 0001193125-12-194923.
(8)(e)(i)	(B) Amendment to Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company, effective December 15, 2017.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2018. Accession No. 0001193125-18-143409.
(8)(e)(ii)	(A) Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012.	Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2012, Accession No. 0001193125-12-194923.
(8)(e)(ii)	(B) Amendment to Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company, effective December 15, 2017.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2018. Accession No. 0001193125-18-143409.
(8)(f)	Participation Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Retirement Funds, Inc. and T. Rowe Price Associates, Inc.	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 2014, Accession No. 0001193125-14-452183.

Exhibit Number	Description	Location
(8)(g)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Retirement Funds, Inc. and T. Rowe Price Associates, Inc.	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 2014, Accession No. 0001193125-14-452183.
(9)	Opinion of Counsel and Consent of Depositor.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession No. 0001193125-06-254482.
(10)	Consent of Independent Registered Public Accounting Firm — PricewaterhouseCoopers LLP.	Filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Calculation of standard and nonstandard performance information.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.
(14)(a)	Power of Attorney — The Variable Annuity Life Insurance Company	Filed herewith.
(15)	Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Kevin T. Hogan (3)	Director, Chairman of the Board, Chief Executive Officer, and President
Katherine A. Anderson	Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer	Director, Executive Vice President and Chief Financial Officer
Michael P. Harwood	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Robert J. Scheinerman	Director, Chief Executive Officer, Group Retirement
Terri N. Fiedler	Director
Todd A. McGrath	Executive Vice President and Chief Operating Officer
Shawn M. Duffy	Executive Vice President and Chief Distribution Officer
Glenn R. Harris	Executive Vice President
Eric S. Levy	Executive Vice President
William C. Kolbert (5)	Senior Vice President and Business Information Officer
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Roger A. Craig	Senior Vice President and General Counsel
Christine A. Nixon (1)	Senior Vice President
Kara R. Boling	Senior Vice President, Operations
Christopher V. Muchmore (1)	Senior Vice President, Market Risk Management
Craig A. Anderson	Senior Vice President and Life Controller
Stewart R. Polakov (1)	Vice President
Julie Cotton Hearne	Vice President and Secretary
Manda Ghaferi (1)	Vice President
Christina M. Haley (1)	Vice President, Product Filing
Mary M. Newitt (1)	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Frank Kophamel	Vice President and Appointed Actuary
Mallary L. Reznik (1)	Vice President and Assistant Secretary
T. Clay Spires	Vice President and Tax Officer
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (4)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
Justin J.W. Caulfield (2)	Vice President and Treasurer
Edward P. Voit (6)	Vice President
Michelle D. Campion (3)	Vice President
Jeffrey S. Flinn	Vice President
Jennifer N. Miller (3)	Vice President
Melissa H. Cozart	Privacy Officer
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Mark J. Happe	Vice President, 38a-1 Compliance Officer
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (1)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Laszlo Kulin (4)	Investment Tax Officer
Alireza Vaseghi (4)	Managing Director and Chief Operating Officer, Institutional Markets

(1)	21650 Oxnard Street, Woodland Hills, CA 91367
(2)	175 Water Street, New York, NY 10038
(3)	777 S. Figueroa Street, Los Angeles, CA 90017
(4)	80 Pine Street, New York, NY 10005
(5)	50 Danbury Road, Wilton, CT 06897
(6)	1 Oxford Center, 301 Grant Street, Suite 1200, Pittsburgh, PA 15219
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The Variable Annuity Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-20-023889, filed on February 21, 2020. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contracts Owners
As of February 28, 2020:
	Qualified Groups	Qualified Individuals	Non-Qualified Groups	Non-Qualified Individuals
Portfolio Director	5,870	28,816*	607	3,357*
Portfolio Director 2	93,163	84,916**	17,267	8,166**
Portfolio Director Plus	329,996	167,336	78,166	15,477

*	This amount represents the sum of Portfolio Director & Portfolio Director Advantage (UIT-194 + UIT-PDA)
**	This amount represents the sum of Portfolio Director 2 & Portfolio Director 2 Advantage (UIT-PD2 + UIT-PD2A)
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Variable Annuity Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2
AG Separate Account A
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B
The Variable Annuity Life Insurance Company
Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, President and Chief Executive Officer
Terri Nowak Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Todd P. Solash	Director
Frank Curran(1)	Chief Financial Officer, Chief Operations Officer, Controller, Vice President and Treasurer
Michael Fortey(2)	Chief Compliance Officer
John T. Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks	Vice President, Tax Officer
T. Clay Spires(2)	Vice President, Tax Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.
(2)	Principal business address 2919 Allen Parkway, Houston, TX 77019.
(c)   AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019.
Item 31.     Management Services
Not Applicable.
Item 32.     Undertakings
a.	VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:
1.	To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
2.	To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;
3.	To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
b.	The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.
c.	Additional Commitments
The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:
(1)	Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
(2)	Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;
(3)	Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;
(4)	Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.
The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.
The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:
(a)	include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;
(b)	include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

(c)	instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;
(d)	obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.
The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.
The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:
(a)	include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;
(b)	include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;
(c)	instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;
(d)	obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.
The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April, 2020.
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registrant)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)
BY:  /s/   CRAIG A. ANDERSON

        CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer and President	April 24, 2020

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	April 24, 2020

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	April 24, 2020

*TERRI N. FIEDLER TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer	April 24, 2020

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	April 24, 2020

*JONATHON J. NOVAK JONATHON J. NOVAK	Director and Chief Executive Officer, Institutional Markets	April 24, 2020

*TODD P. SOLASH TODD P. SOLASH	Director and Chief Executive Office, Individual Retirement	April 24, 2020

*ADAM C. WINSLOW ADAM C. WINSLOW	Director and Chief Executive Officer, Life Insurance	April 24, 2020

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	April 24, 2020

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	April 24, 2020